UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS(3)—49.1%
Equity Funds—41.0%
Virtus Global Infrastructure Fund Class I	667,637	$8,766
Virtus Global Real Estate Securities Fund Class I	175,450	4,741
Virtus International Real Estate Securities Fund Class I	799,898	4,927
Virtus Real Estate Securities Fund Class I	134,788	4,025

		22,459

Fixed Income Fund—8.1%
Virtus Senior Floating Rate Fund Class I	467,181	4,438

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $21,014)		26,897

EXCHANGE-TRADED FUNDS(3)—50.8%
Global X Uranium Index Fund	1,570	20
iShares S&P North American Natural Resources Sector Index Fund	295,996	10,641
PowerShares DB Commodity Index Tracking Fund(2)	517,043	8,190
PowerShares DB G10 Currency Harvest Fund(2)	216,792	5,379
Vaneck Vectors Agribusiness Index Fund	38,998	2,002
Vaneck Vectors Coal Index Fund	129,292	1,585

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $25,376)		27,817

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $46,390)		54,714

TOTAL INVESTMENTS—99.9% (Identified Cost $46,390)		54,714	(1)
Other assets and liabilities, net—0.1%		44

NET ASSETS—100.0%		$54,758

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$26,897	$26,897
Exchange-Traded Funds	27,817	27,817

Total Investments	$54,714	$54,714

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—4.3%
U.S. Treasury Bond 2.500%, 2/15/46	$3,505	$3,107

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,576)		3,107

MUNICIPAL BONDS—2.5%
California—1.1%
California, State of, Build America Bonds Taxable 7.600%, 11/1/40	520	783

Georgia—0.4%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	259

New York—1.0%
New York City Transitional Finance Authority Taxable 5.000%, 5/1/40	650	739

TOTAL MUNICIPAL BONDS (Identified Cost $1,861)		1,781

FOREIGN GOVERNMENT SECURITIES—2.5%
Argentine Republic
144A 7.500%, 4/22/26(3)	155	163
144A 7.625%, 4/22/46(3)	150	150
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	200	205
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	200	190
Kingdom of Saudi Arabia 144A 3.250%, 10/26/26(3)	210	199
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200	184
Republic of Panama 3.875%, 3/17/28	200	195
Republic of Turkey 4.875%, 10/9/26	400	371
Sultanate of Oman 144A 4.750%, 6/15/26(3)	200	193

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,908)		1,850

MORTGAGE-BACKED SECURITIES—25.2%
Agency—9.7%
FHLMC
5.000%, 12/1/35	29	32
4.000%, 2/1/45	417	438
3.500%, 3/1/45	326	335
3.000%, 5/1/45	129	128
3.500%, 4/1/46	374	383

	PAR VALUE	VALUE
Agency—(continued)
FNMA
6.000%, 7/1/17	$1	$1
5.500%, 9/1/17	2	2
5.000%, 4/1/20	45	46
5.000%, 8/1/21	8	8
6.000%, 5/1/29	27	31
6.500%, 5/1/30	1	1
7.000%, 7/1/31	8	8
5.500%, 4/1/36	39	44
5.500%, 9/1/36	153	171
6.000%, 9/1/37	21	25
6.000%, 8/1/38	168	190
6.000%, 8/1/38	13	14
5.000%, 6/1/39	562	621
5.000%, 9/1/39	144	160
5.500%, 9/1/39	285	318
4.500%, 9/1/40	229	250
3.500%, 12/1/42	271	279
3.000%, 3/1/43	472	469
3.000%, 5/1/43	136	136
4.000%, 9/1/44	108	113
3.000%, 5/1/45	754	750
3.500%, 8/1/45	607	623
3.500%, 8/1/45	571	585
3.500%, 1/1/46	138	141
4.000%, 1/1/46	242	254
3.000%, 2/1/46	201	199
3.500%, 6/1/46	241	247
GNMA 6.500%, 9/15/28	28	32

		7,034

Non-Agency—15.5%
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	50	50
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	76	76
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(3)	195	202
15-SFR2, C 144A 4.691%, 10/17/45(3)	125	129
15-SFR1, A 144A 3.467%, 4/17/52(3)	218	219
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.274%, 6/25/33(2)	130	125

See Notes to Schedules of Investments

1

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
AMSR Trust
16-SFR1, A 144A 2.136%, 11/17/33(2)(3)	$100	$100
16-SFR1, C 144A 2.986%, 11/17/33(2)(3)	100	100
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	325	336
Banc of America Funding Trust
04-B, 2A1 3.439%, 11/20/34(2)	75	74
05-1, 1A1 5.500%, 2/25/35	84	85
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	72	73
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.137%, 7/25/35(2)	252	262
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.020%, 5/25/34(2)	243	241
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(3)	160	163
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	100
Colony Starwood Homes Trust 16-2A, C 144A 2.886%, 12/17/33(2)(3)	195	195
Credit Suisse Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	83	79
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.345%, 8/10/44(2)(3)	180	186
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.956%, 10/25/28(2)	250	253
Goldman Sachs Mortgage Securities Trust 07-GG10, A1A 5.793%, 8/10/45(2)	84	85
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	64	65
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	162	141
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	45	45
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	166	172
JPMorgan Chase Commercial Mortgage Securities Trust 14-C22, A4 3.801%, 9/15/47	195	203
JPMorgan Chase Mortgage Trust
04-A4, 2A1 3.117%, 9/25/34(2)	180	183

	PAR VALUE	VALUE
Non-Agency—(continued)
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	$99	$102
16-1, M2 144A 3.750%, 4/25/45(2)(3)	136	134
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	109	110
16-2, M2 144A 3.750%, 12/25/45(2)(3)	177	175
16-1, A3 144A 3.500%, 5/25/46(3)	510	515
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 4.373%, 2/25/35(2)	143	130
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	120	121
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	360	381
15-C22, AS 3.561%, 4/15/48	310	309
15-C26, C 4.411%, 10/15/48(2)	195	191
Morgan Stanley Capital Barclays Bank Trust 16-Mart, A 144A 2.200%, 9/13/31(3)	140	137
Morgan Stanley Capital I Trust
07-T27, A4 5.643%, 6/11/42(2)	511	516
08-T29, A4 6.275%, 1/11/43(2)	519	538
07-IQ14, AM 5.690%, 4/15/49(2)	190	186
07-IQ14, A4 5.692%, 4/15/49(2)	222	223
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	210	211
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	159	164
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	188	194
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	159	161
16-4A, B1A 144A 4.500%, 11/25/56(3)	179	186
Novastar Mortgage Funding Trust Series 04-4, M5 2.481%, 3/25/35(2)	185	181
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	137	137
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	95	97
14-4, A6 144A 3.500%, 11/25/44(2)(3)	169	169
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	150	146
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	185	186
15-5, A2 144A 3.500%, 5/25/55(2)(3)	220	221
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	445	442
Vericrest Opportunity Loan Transfer
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	89	89
16 - NPL8, A1 144A 3.500%, 7/25/46(2)(3)	111	111

See Notes to Schedules of Investments

2

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	$97	$97
16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	99	99
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	79	79
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	300	299
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.673%, 11/15/44(2)(3)	205	219

		11,198

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $18,142)		18,232

ASSET-BACKED SECURITIES—5.3%
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	235	237
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	375
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	200	200
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	215	215
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	235	234
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	205	202
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(3)	260	264
Drug Royalty II LP 1 14-1, A2 144A 3.484%, 7/15/23(3)	149	147
DT Auto Owner Trust 16-4A C,144A 2.740%, 10/17/22(3)	235	233
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(3)	157	158
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	141	142
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.342%, 9/27/21(2)(3)	310	312
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	38	38
Santander Drive Auto Receivables Trust 13-1, D 2.270%, 1/15/19	215	216
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	76	76

	PAR VALUE	VALUE
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(3)	$28	$28
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(3)	94	94
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	239	240
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(3)	228	222
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	222	224

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,861)		3,857

CORPORATE BONDS AND NOTES—48.5%
Consumer Discretionary—6.1%
AMC Entertainment Holdings, Inc. 144A 5.875%, 11/15/26(3)	20	21
Boyd Gaming Corp. 6.875%, 5/15/23	75	81
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	98	102
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	75	81
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	45	46
144A 5.125%, 12/15/21(3)	110	112
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	176
Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(3)	200	214
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	155	154
Delphi Automotive plc 3.150%, 11/19/20	145	147
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	15	15
Grupo Televisa SAB 4.625%, 1/30/26	200	202
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	45	46
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(3)	130	131
M/I Homes, Inc. 6.750%, 1/15/21	95	100
MDC Holdings, Inc. 5.500%, 1/15/24	180	187
MPG Holdco I, Inc. 7.375%, 10/15/22	145	152
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	110	110

See Notes to Schedules of Investments

3

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
New York University 4.142%, 7/1/48	$70	$66
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	60	60
Priceline Group, Inc. (The) 3.650%, 3/15/25	195	194
QVC, Inc. 4.375%, 3/15/23	265	263
Scientific Games International, Inc. 6.625%, 5/15/21	95	81
SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(3)	200	206
Signet UK Finance plc 4.700%, 6/15/24	210	201
Station Casinos LLC 7.500%, 3/1/21	230	242
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	80	84
Toll Brothers Finance Corp.
5.625%, 1/15/24	10	10
4.875%, 11/15/25	305	300
TRI Pointe Group, Inc. 5.875%, 6/15/24	155	160
Wyndham Worldwide Corp. 5.100%, 10/1/25	245	258
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	200	195

		4,397

Consumer Staples—1.8%
AdvancePierre Foods Holdings, Inc. 144A 5.500%, 12/15/24(3)	105	106
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	90	91
3.650%, 2/1/26	185	187
CVS Health Corp. 2.875%, 6/1/26	255	243
Flowers Foods, Inc. 4.375%, 4/1/22	275	289
Safeway, Inc. 7.250%, 2/1/31	115	113
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	155	134
Whole Foods Market, Inc. 5.200%, 12/3/25	140	148

		1,311

Energy—4.7%
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 144A 7.875%, 12/15/24(3)	75	78
Antero Midstream Partners LP 144A 5.375%, 9/15/24(3)	60	61
Antero Resources Corp. 5.625%, 6/1/23	80	82

	PAR VALUE	VALUE
Energy—(continued)
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	$45	$45
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	35	36
Cheniere Corpus Christi Holdings LLC 144A 5.875%, 3/31/25(3)	110	113
Cimarex Energy Co. 4.375%, 6/1/24	120	125
Concho Resources, Inc. 4.375%, 1/15/25	110	110
Continental Resources, Inc.
5.000%, 9/15/22	110	112
4.500%, 4/15/23	70	69
Diamondback Energy, Inc.
144A 4.750%, 11/1/24(3)	15	15
144A 5.375%, 5/31/25(3)	150	151
Enbridge Energy Partners LP 4.375%, 10/15/20	30	31
EnLink Midstream Partners LP 4.850%, 7/15/26	15	15
EP Energy LLC (Everest Acquisition Finance, Inc.) 144A 8.000%, 11/29/24(3)	20	22
FTS International, Inc. 6.250%, 5/1/22	60	50
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115	119
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	15	16
HollyFrontier Corp. 5.875%, 4/1/26	190	194
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	293
Matador Resources Co. 144A 6.875%, 4/15/23(3)	120	127
MPLX LP 4.875%, 12/1/24	255	262
NGL Energy Partners LP 5.125%, 7/15/19	155	155
Noble Holding International Ltd. 7.750%, 1/15/24	45	42
Parsley Energy LLC 144A 6.250%, 6/1/24(3)	215	227
Petroleos Mexicanos 144A 6.875%, 8/4/26(3)	170	179
QEP Resources, Inc. 5.250%, 5/1/23	55	55
Range Resources Corp. 144A 5.000%, 3/15/23(3)	130	129
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	80	81
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140	153
Sunoco LP 6.375%, 4/1/23	215	219
Tesoro Logistics LP 5.250%, 1/15/25	20	21

		3,387

Financials—16.9%
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust) 3.950%, 2/1/22	200	202
Air Lease Corp. 2.625%, 9/4/18	70	70

See Notes to Schedules of Investments

4

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	$180	$186
Ally Financial, Inc. 5.750%, 11/20/25	120	120
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190	188
Ares Capital Corp.
4.875%, 11/30/18	26	27
3.875%, 1/15/20	71	72
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	270	250
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	175	189
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275	280
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160	157
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	185	196
Banco Nacional de Comercio Exterior SVC 144A 4.375%, 10/14/25(3)	200	196
Banco Santander Chile 144A 3.875%, 9/20/22(3)	215	221
Bancolombia S.A. 5.125%, 9/11/22	260	264
Bank of America Corp.
2.000%, 1/11/18	150	150
5.625%, 7/1/20	235	258
4.200%, 8/26/24	285	290
4.450%, 3/3/26	55	57
Bank of India 144A 3.250%, 4/18/18(3)	265	268
Bank of New York Mellon Corp. (The) 2.800%, 5/4/26	210	202
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250	258
Berkshire Hathaway, Inc. 3.125%, 3/15/26	45	45
Capital One Financial Corp.
4.200%, 10/29/25	180	180
3.750%, 7/28/26	200	194
Citigroup, Inc. 4.600%, 3/9/26	230	237
Compass Bank 3.875%, 4/10/25	250	238
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290	279
Discover Financial Services 3.950%, 11/6/24	190	188
Ford Motor Credit Co., LLC 5.750%, 2/1/21	235	258
FS Investment Corp.
4.250%, 1/15/20	165	166
4.750%, 5/15/22	40	40

	PAR VALUE	VALUE
Financials—(continued)
General Motors Financial Co., Inc.
4.200%, 3/1/21	$90	$93
3.450%, 4/10/22	30	30
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	562
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	310	313
ICAHN Enterprises LP 5.875%, 2/1/22	65	65
ING Groep NV 6.000%(2)(5)(6)	200	196
iStar Financial, Inc. 5.000%, 7/1/19	90	91
Jefferies Group LLC 6.875%, 4/15/21	85	97
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	208
Leucadia National Corp. 5.500%, 10/18/23	150	159
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	256
Lincoln National Corp. 4.200%, 3/15/22	250	264
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	232
Manulife Financial Corp. 4.150%, 3/4/26	215	224
Morgan Stanley
4.100%, 5/22/23	155	159
4.350%, 9/8/26	340	346
6.375%, 7/24/42	435	558
Navient Corp. 7.250%, 9/25/23	40	41
OM Asset Management plc 4.800%, 7/27/26	200	189
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	255	263
Prudential Financial, Inc. 5.625%, 6/15/43(2)(6)	160	166
S&P Global, Inc. 4.000%, 6/15/25	195	200
Santander Holdings USA, Inc. 2.700%, 5/24/19	195	195
SBA Tower Trust 144A 2.877%, 7/15/21(3)	320	317
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	200	201
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(3)	20	20
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	157
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	15	15
Trinity Acquisition plc
3.500%, 9/15/21	15	15
4.400%, 3/15/26	80	81
UBS AG 7.625%, 8/17/22	500	567
Woodside Finance Ltd. 144A 3.700%, 9/15/26(3)	50	49

		12,255

See Notes to Schedules of Investments

5

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—3.2%
Abbott Laboratories
3.400%, 11/30/23	$40	$40
3.750%, 11/30/26	150	149
AbbVie, Inc.
2.850%, 5/14/23	135	131
3.600%, 5/14/25	65	64
3.200%, 5/14/26	110	105
Cardinal Health, Inc.
3.200%, 3/15/23	130	131
3.750%, 9/15/25	165	170
Community Health Systems, Inc. 5.125%, 8/1/21	45	42
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	35	37
Forest Laboratories LLC 144A 4.875%, 2/15/21(3)	160	172
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	35	36
HCA, Inc.
5.375%, 2/1/25	80	80
5.250%, 6/15/26	20	21
IASIS Healthcare LLC 8.375%, 5/15/19	80	70
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	90	93
Mylan NV
144A 3.000%, 12/15/18(3)	55	55
144A 3.150%, 6/15/21(3)	55	54
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	120	107
Owens & Minor, Inc. 3.875%, 9/15/21	35	35
Shire Acquisitions Investments 2.400%, 9/23/21	80	77
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	120	128
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	160	166
Team Health, Inc. 144A 7.250%, 12/15/23(3)	5	6
Tenet Healthcare Corp.
4.463%, 6/15/20(2)	75	76
4.500%, 4/1/21	85	85
144A 7.500%, 1/1/22(3)	5	5
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	120	110
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	25	21
144A 5.500%, 3/1/23(3)	50	38

	PAR VALUE	VALUE
Health Care—(continued)
Zoetis, Inc. 3.450%, 11/13/20	$45	$46

		2,350

Industrials—3.0%
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	77	79
Allegiant Travel Co. 5.500%, 7/15/19	35	36
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	110	111
Carpenter Technology Corp. 4.450%, 3/1/23	250	239
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	297	309
00-1, A1 8.048%, 11/1/20	249	277
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	167	174
GATX Corp. 3.250%, 9/15/26	35	33
Masco Corp.
5.950%, 3/15/22	110	122
4.450%, 4/1/25	55	56
Owens Corning 3.400%, 8/15/26	200	190
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(3)	75	76
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	75	82
TransDigm, Inc.
6.000%, 7/15/22	115	120
6.500%, 5/15/25	45	47
Wheels Up Finance I LLC
16-01, A 7.431%, 6/1/24(2)(8)(12)	11	11
16-01, A 7.500%, 6/30/24(8)	228	225

		2,187

Information Technology—1.9%
Apple, Inc. 3.250%, 2/23/26	155	155
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.450%, 6/15/23(3)	40	43
144A 6.020%, 6/15/26(3)	40	43
144A 8.100%, 7/15/36(3)	85	101
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270	273
First Data Corp. 144A 5.000%, 1/15/24(3)	230	232
Flex Ltd. 4.750%, 6/15/25	200	211
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	120	123
Oracle Corp. 2.400%, 9/15/23	25	24

See Notes to Schedules of Investments

6

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Verisk Analytics, Inc. 4.000%, 6/15/25	$190	$193

		1,398

Materials—2.8%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	310	320
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	97
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	200	191
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	200	199
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	377
NewMarket Corp. 4.100%, 12/15/22	288	293
Novelis Corp.
144A 6.250%, 8/15/24(3)	10	11
144A 5.875%, 9/30/26(3)	150	152
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	200	207
Scotts Miracle-Gro Co. (The) 144A 5.250%, 12/15/26(3)	15	15
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	145	152

		2,014

Real Estate—4.2%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	120	119
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	56
Communications Sales & Leasing, Inc. (CSL Capital LLC) 144A 7.125%, 12/15/24(3)	150	152
CoreCivic, Inc. 5.000%, 10/15/22	165	165
Corporate Office Properties LP 3.600%, 5/15/23	265	255
Developers Diversified Realty Corp.
7.875%, 9/1/20	155	180
3.500%, 1/15/21	130	132
Digital Realty Trust LP 5.250%, 3/15/21	165	179
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	204
EPR Properties 4.750%, 12/15/26	90	89
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	125	123
Kilroy Realty LP 4.375%, 10/1/25	190	195
Kimco Realty Corp. 3.400%, 11/1/22	185	188
MPT Operating Partnership LP
6.375%, 3/1/24	20	21
5.500%, 5/1/24	90	91

	PAR VALUE	VALUE
Real Estate—(continued)
5.250%, 8/1/26	$10	$10
National Retail Properties, Inc. 4.000%, 11/15/25	60	61
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	149
Select Income REIT 4.500%, 2/1/25	190	183
Sovran Acquisition LP 3.500%, 7/1/26	125	120
Welltower, Inc. 4.000%, 6/1/25	200	204
WP Carey, Inc. 4.600%, 4/1/24	160	162

		3,038

Telecommunication Services—2.0%
AT&T, Inc. 3.875%, 8/15/21	425	438
Crown Castle International Corp. 3.700%, 6/15/26	20	20
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	215	215
Frontier Communications Corp. 10.500%, 9/15/22	145	153
Qwest Corp. 7.250%, 9/15/25	150	161
T-Mobile USA, Inc. 6.375%, 3/1/25	105	112
Telefonica Emisiones SAU 4.570%, 4/27/23	225	236
Zayo Group LLC (Zayo Capital, Inc.) 6.375%, 5/15/25	75	79

		1,414

Utilities—1.9%
Comision Federal de Electricidad 144A 4.750%, 2/23/27(3)	200	192
Dominion Resources, Inc. 2.962%, 7/1/19(2)	20	20
Duke Energy Corp. 2.650%, 9/1/26	205	191
Dynegy, Inc. 7.375%, 11/1/22	165	158
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	217
Southern Power Co. 4.150%, 12/1/25	230	238
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	208
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	145	148

		1,372

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $34,698)		35,123

See Notes to Schedules of Investments

7

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—4.1%
Consumer Discretionary—1.0%
Boyd Gaming Corp. Tranche B-2 3.756%, 9/15/23	$46	$47
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	154	156
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	59	60
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.) First Lien, 5.000%, 7/8/22	40	40
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	77	77
Laureare Education, Inc. 2021 Extended, 8.868%, 3/17/21	63	63
Station Casinos LLC Tranche B, 3.750%, 6/8/23	72	73
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	111	111
UFC Holdings LLC First Lien 5.000%, 8/18/23	93	94

		721

Consumer Staples—0.2%
Albertson’s Cos., LLC Tranche B-4, 3.750%, 8/25/21	112	113

Energy—0.1%
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	89

Health Care—0.9%
CHG Healthcare Services, Inc. (CHG Buyer Co.) First Lien, 4.750%, 6/7/23	104	106
Community Health Systems, Inc. (CHS) Tranche H, 4.000%, 1/27/21	77	75
Concordia International Corp. (f/k/a Concordia Healthcare Corp.) 5.250%, 10/21/21	65	51
Inventiv Group Holdings, Inc. 4.750%, 11/9/23	58	59
MMM Holdings, Inc. 9.750%, 6/30/19	41	40
MPH Acquisition Holdings LLC 5.000%, 6/7/23	45	46
MSO of Puerto Rico, Inc. 9.750%, 6/30/19	30	29
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	64	64
Quorum Health Corp. 6.750%, 4/29/22	91	89
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	99	100

		659

	PAR VALUE	VALUE
Industrials—0.7%
84 Lumber Co. 6.750%, 10/25/23	$115	$116
Advanced Disposal Services, Inc. 3.500%, 11/10/23	17	17
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	98	98
Navistar, Inc. Tranche B, 6.500%, 8/7/20	120	121
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	120	120
Zodiac Pool Solutions LLC First Lien, 5.500%, 12/20/23	30	30

		502

Information Technology—0.3%
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	35	36
NXP B.V. (NXP Funding LLC) Tranche F, 3.270%, 12/7/20	74	74
On Semiconductor 4.020%, 3/31/23	50	51
Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23	34	35
SS&C European Holdings S.a.r.l.
Tranche B-1, 4.010%, 7/8/22	40	40
Tranche B-2, 4.010%, 7/8/22	4	4
Western Digital Corp. Tranche B-1, 4.520%, 4/29/23	14	14

		254

Materials—0.1%
Anchor Glass Container Corp. First Lien, 4.250%, 12/7/23	17	17
Huntsman International LLC Tranche B, 3.873%, 4/1/23	44	44
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	9	9

		70

Real Estate—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	71	72

Telecommunication Services—0.2%
T-Mobile USA, Inc. Senior Lien 3.520%, 11/9/22	85	87

See Notes to Schedules of Investments

8

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—(continued)
UPC Financing Partnership 4.080%, 8/31/24	$63		$63

			150

Utilities—0.5%
NRG Energy, Inc. 3.520%, 6/30/23	235		238
Vistra Operations Company LLC (f/k/a TEX Operations Co., LLC)
5.000%, 8/4/23	70		72
Tranche C, 5.000%, 8/4/23	17		17

			327

TOTAL LOAN AGREEMENTS (Identified Cost $2,939)			2,957

	SHARES
PREFERRED STOCKS—3.7%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(9)	202

Financials—2.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	150	(9)	151
Citigroup, Inc. Series J, 7.125%	8,000		224
Citigroup, Inc. Series T, 6.250%(2)	155	(9)	160
JPMorgan Chase & Co. Series Z, 5.300%(2)	45	(9)	46
KeyCorp Series D, 5.000%(2)	190	(9)	175
M&T Bank Corp. Series F, 5.125%(2)	75	(9)	73
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(9)	206
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	195	(9)	188
SunTrust Bank, Inc. 5.625%(2)	45	(9)	46
Wells Fargo & Co. Series K, 7.980%(2)	230	(9)	240
Zions Bancorp 6.950%	8,800		246

			1,755

Industrials—1.0%
General Electric Co. Series D, 5.000%(2)	686	(9)	712

TOTAL PREFERRED STOCKS (Identified Cost $2,596)			2,669

	SHARES	VALUE
EXCHANGE-TRADED FUND—1.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund(11)	6,725	$788

TOTAL EXCHANGE-TRADED FUND (Identified Cost $802)		788

AFFILIATED MUTUAL FUND—1.6%
Virtus Credit Opportunities Fund Class R6(11)	117,904	1,168

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)		1,168

Total Long Term Investments—98.8% (Identified Cost $71,562)		71,532	(10)

TOTAL INVESTMENTS—98.8% (Identified Cost $71,562)		71,532	(1)
Other assets and liabilities, net—1.2%		841

NET ASSETS—100.0%		$72,373

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $22,861 or 31.6% of net assets.

(4)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	Illiquid security.
(9)	Value shown as par value.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(11)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(12)	Represents unfunded portion of security and commitment fee earned on this portion.

See Notes to Schedules of Investments

9

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	84%
Mexico	2
Chile	1
United Kingdom	1
Netherlands	1
Canada	1
Switzerland	1
Other	9

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

10

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,857	$—	$3,857	$—
Corporate Bonds And Notes	35,123	—	34,887	236
Foreign Government Securities	1,850	—	1,850	—
Loan Agreements	2,957	—	2,957	—
Mortgage-Backed Securities	18,232	—	18,232	—
Municipal Bonds	1,781	—	1,781	—
U.S. Government Securities	3,107	—	3,107	—
Equity Securities:
Affiliated Mutual Fund	1,168	1,168	—	—
Exchange-Traded Funds	788	788	—	—
Preferred Stocks	2,669	470	2,199	—

Total Investments	$71,532	$2,426	$68,870	$236

There were no transfers from Level 1 to Level 2 related to securities held as of December 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Corporate Bonds and Notes
Balance as of September 30, 2016:	$240		$240
Accrued discount/(premium)	—	(c)	—	(c)
Realized gain (loss)	—	(c)	—	(c)
Change in unrealized appreciation (depreciation)	—	(c)	—	(c)
Purchases	32		32
Sales(b)	(36)		(36)
Transfers into Level 3 (a)	—		—
Transfers from Level 3 (a)	—		—

Balance as of December 31, 2016	$236		$236

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—95.2%
Development Revenue—16.0%
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project (BAM Insured) 5.000%, 10/1/29	$350	$406
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project (AGM Insured) 5.000%, 8/1/38	250	275
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	245
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project (AGM Insured) 5.000%, 10/1/29	100	115
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area No.1, 5.000%, 9/1/30	250	289
Palmdale Community Redevelopment Agency Successor Agency, Subordinate Lien (NATL Insured) 5.000%, 9/1/34	300	337
Rancho Cucamonga Redevelopment Agency Successor Agency, Rancho Redevelopment Project Area (NATL Insured) 4.000%, 9/1/34	200	205
Sacramento Redevelopment Agency Successor Agency
(BAM Insured) 5.000%, 12/1/33	75	85
(BAM Insured) 5.000%, 12/1/34	75	84
San Diego Redevelopment Agency, Center City Redevelopment Project (AMBAC Insured) 4.750%, 9/1/30	500	501
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	250	283
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	284
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	500	507
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	200	221
Westminster Redevelopment Agency Successor Agency,

	PAR VALUE	VALUE
Development Revenue—(continued)
(BAM Insured) 4.000%, 11/1/34	$75	$76
(BAM Insured) 4.000%, 11/1/36	225	228

		4,141

General Obligation—14.1%
Cajon Valley Union School District, 5.000%, 8/1/31	250	288
California State of, 5.500%, 3/1/26	250	262
(AMBAC Insured) 5.000%, 2/1/27	290	353
5.000%, 9/1/32	300	334
5.000%, 12/1/37	75	77
6.000%, 4/1/38	250	273
Grossmont Healthcare District 5.000%, 7/15/25	350	421
Los Alamitos Unified School District, School Facilities Improvement District, 5.250%, 8/1/39	100	115
Midpeninsula Regional Open Space District 4.000%, 9/1/36	100	104
Oakland Unified School District
(AGM Insured) 5.000%, 8/1/24	200	239
5.000%, 8/1/33	300	344
Ross Valley School District, 5.000%, 8/1/37	350	390
San Diego Community College District, 5.000%, 8/1/43	150	168
San Diego Unified School District (AGM Insured) 5.500%, 7/1/25	225	280

		3,648

General Revenue—9.4%
California Infrastructure & Economic Development Bank 5.000%, 10/1/23	200	237
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	100	104
San Bernardino Water Department Facility Project (BAM Insured) 5.000%, 8/1/41	250	279
Golden State Tobacco Securitization Corp.,
5.000%, 6/1/29	350	393
5.125%, 6/1/47	950	839
Midpeninsula Regional Open Space District, Promissory Notes 5.000%, 9/1/23	120	143

See Notes to Schedules of Investments

1

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
General Revenue—(continued)
South Bay Regional Public Communications Authority, Hawthorne Projects (ACA Insured) 4.750%, 1/1/31	$435	$435

		2,430

Higher Education Revenue—3.8%
California State University 5.000%, 11/1/41	300	339
California Statewide Communities Development Authority, The Culinary Institute of America 5.000%, 7/1/46	250	258
University of California,
General Revenue 5.000%, 5/15/23	100	118
Limited Projects Revenue 5.000%, 5/15/23	225	265

		980

Lease Revenue—11.9%
California State Public Works Board,
Department of General Services, Buildings 8&9 6.125%, 4/1/29	500	552
Capital Projects, 5.750%, 10/1/30	550	606
Department of Forestry & Fire Protection, 5.000%, 11/1/32	500	514
General Revenue 4.000%, 12/1/33	150	157
Municipal Improvement Corp. of Los Angeles Real Property 5.000%, 11/1/36	250	283
San Diego Regional Building Authority, County Operations Center 5.000%, 10/15/35	335	379
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	286
West Hollywood Public Financing Authority, West Hollywood Park Phase II 5.000%, 4/1/34	250	285

		3,062

Medical Revenue—9.8%
California Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	100	113
California State Health Facilities Financing Authority,
El Camino Hospital, 5.000%, 2/1/26	100	115
Cedars-Sinai Medical Center, 5.000%, 11/15/31	250	290
Cedars-Sinai Medical Center 5.000%, 8/15/34	300	344
Sutter Health, 5.000%, 11/15/35	125	140

	PAR VALUE	VALUE
Medical Revenue—(continued)
Providence St Joseph Health Revenue 4.000%, 10/1/36	$50	$50
Providence Health & Services, 6.500%, 10/1/38	195	213
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	112
Sutter Health, 5.000%, 8/15/43	135	149
California Statewide Communities Development Authority,
Loma Linda University Medical Center, 5.000%, 12/1/30(3)	100	104
John Muir Health Center 5.000%, 8/15/41	100	110
Cottage Health System, 5.000%, 11/1/43	250	272
Loma Linda University Medical Center 5.250%, 12/1/56(3)	100	102
Regents of The University of California Medical Center Pooled Revenue 4.500%, 5/15/36	250	274
San Benito Health Care District (CHFCLIF Insured) 4.000%, 3/1/18	140	145

		2,533

Natural Gas Revenue—2.7%
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	492
5.000%, 2/15/27	195	213

		705

Power Revenue—2.6%
Northern California Power Agency, Hydroelectric Project No.1, 5.000%, 7/1/32	200	222
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	171
Southern California Public Power Authority, Windy Point Project, 5.000%, 7/1/28	250	276

		669

Pre-Refunded—9.9%
California State Health Facilities Financing Authority, Providence Health & Services (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	5	6
California State Infrastructure & Economic Development Bank, Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 7/1/26 @100) 5.125%, 7/1/37	530	653

See Notes to Schedules of Investments

2

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Pre-Refunded—(continued)
City of Stockton CA (GNMA Collateralized) (Pre-refunded 9/20/17 @ 100) 5.600%, 3/20/28	$150	$157
County of Riverside CA (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,085	1,336
Los Alamitos Unified School District, School Facilities Improvement District (Pre-refunded 8/01/23 @ 100) 5.250%, 8/1/39	150	179
Northern California Power Agency (AMBAC Insured) (Pre-refunded 7/1/21 @ 100) 7.500%, 7/1/23	195	228

		2,559

Special Tax Revenue—2.0%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	232
Tustin Unified School District, Community Facilities District No. 97-1 (BAM Insured) 5.000%, 9/1/33	250	280

		512

Transportation Revenue—7.2%
County of Sacramento CA, Airport System Revenue 5.000%, 7/1/41	100	111
Los Angeles Department of Airports 5.000%, 5/15/32	200	232
Los Angeles Harbor Department, 5.000%, 8/1/35	235	266
San Diego County Regional Airport Authority, 5.000%, 7/1/40	400	436
San Diego County Regional Transportation Commission 5.000%, 4/1/36	100	116
San Diego Unified Port District, 5.000%, 9/1/28	200	226
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	150	167
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	142
5.000%, 3/1/33	150	169

		1,865

Water & Sewer Revenue—5.8%
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	336

	PAR VALUE	VALUE
Water & Sewer Revenue—(continued)
Oakland, City of, Sewer Revenue, 5.000%, 6/15/29	$200	$232
Ross Valley Public Financing Authority, Sanitary District No.1 (AGM Insured) 5.000%, 10/1/33	225	255
Santa Margarita-Dana Point Authority, Water Improvement Districts Nos. 2,3,4, 5.125%, 8/1/38	630	665

		1,488

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $24,035)		24,592

TOTAL LONG TERM INVESTMENTS—95.2% (Identified Cost $24,035)		24,592

TOTAL INVESTMENTS—95.2% (Identified Cost $24,035)		24,592	(1)
Other assets and liabilities, net—4.8%		1,253

NET ASSETS—100.0%		$25,845

Abbreviations:

ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
CHFCLIF	California Health Facility Construction Loan Insurance Fund
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

At December 31, 2016, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At December 31, 2016, 37.96% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $206 or 0.8% of net assets.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$24,592	$24,592

Total Investments	$24,592	$24,592

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—43.2%
Arab Republic of Egypt 144A 5.875%, 6/11/25(3)	$200		$181
Argentine Republic
144A 7.500%, 4/22/26(3)	300		315
Series NY 8.280%, 12/31/33	652		699
144A 7.125%, 7/6/36(3)	150		143
2.500%, 12/31/38(2)	150		92
Bermuda RegS 4.854%, 2/6/24(4)	200		208
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)	140		78
RegS 7.650%, 4/21/25(4)	285		131
9.375%, 1/13/34	325		152
City of Buenos Aires 144A 7.500%, 6/1/27(3)	250		256
Dominican Republic
144A 5.875%, 4/18/24(3)	100		101
144A 6.875%, 1/29/26(3)	200		209
144A 6.850%, 1/27/45(3)	100		95
Federative Republic of Brazil
Treasury Note Series F, 10.000%, 1/1/23	285	BRL	83
Treasury Note Series F, 10.000%, 1/1/25	420	BRL	120
6.000%, 4/7/26	400		415
5.625%, 1/7/41	300		268
Gabonese Republic 144A 6.375%, 12/12/24(3)	200		187
Hungary
5.375%, 2/21/23	146		158
5.375%, 3/25/24	180		196
Islamic Republic of Pakistan 144A 8.250%, 9/30/25(3)	200		219
Kingdom of Bahrain
144A 7.000%, 10/12/28(3)	200		205
144A 6.000%, 9/19/44(3)	200		163
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	200		190
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200		203
Kingdom of Qatar
144A 3.250%, 6/2/26(3)	200		193
144A 4.625%, 6/2/46(3)	200		200
Kingdom of Saudi Arabia 144A 3.250%, 10/26/26(3)	210		199
Lebanese Republic 6.600%, 11/27/26	200		193
Mongolia 144A 10.875%, 4/6/21(3)	200		211
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	150		164

	PAR VALUE		VALUE
Republic of Armenia 144A 7.150%, 3/26/25(3)	$200		$210
Republic of Chile 5.500%, 8/5/20	70,000	CLP	110
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	100,000	COP	36
6.125%, 1/18/41	100		108
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		184
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200		195
Republic of Croatia 144A 6.000%, 1/26/24(3)	200		218
Republic of El Salvador
144A 6.375%, 1/18/27(3)	155		143
144A 7.650%, 6/15/35(3)	70		65
Republic of Ghana RegS 10.750%, 10/14/30(4)	200		236
Republic of Guatemala 144A 4.500%, 5/3/26(3)	200		193
Republic of Indonesia
Series FR63, 5.625%, 5/15/23	624,000	IDR	41
Series FR56, 8.375%, 9/15/26	1,566,000	IDR	120
144A 5.250%, 1/17/42(3)	200		202
144A 5.125%, 1/15/45(3)	200		200
Republic of Iraq RegS 5.800%, 1/15/28(4)	250		208
Republic of Kazakhstan
144A 5.125%, 7/21/25(3)	200		214
144A 4.875%, 10/14/44(3)	200		191
Republic of Panama
3.750%, 3/16/25	200		199
3.875%, 3/17/28	200		196
Republic of Paraguay 144A 4.625%, 1/25/23(3)	200		202
Republic of Peru 4.125%, 8/25/27	280		291
Republic of Poland Series 1021, 5.750%, 10/25/21	300	PLN	81
Republic of South Africa
Series R203, 8.250%, 9/15/17	758	ZAR	55
Series R208, 6.750%, 3/31/21	1,470	ZAR	101
4.300%, 10/12/28	200		186
5.000%, 10/12/46	200		185
Republic of Sri Lanka
144A 5.875%, 7/25/22(3)	200		197
144A 6.825%, 7/18/26(3)	200		197
Republic of Turkey
5.125%, 3/25/22	200		199
7.375%, 2/5/25	320		352
4.875%, 10/9/26	400		371
6.750%, 5/30/40	225		228
6.625%, 2/17/45	200		200
Republic of Ukraine 144A 7.750%, 9/1/20(3)	200		198

See Notes to Schedules of Investments

1

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Republic of Uruguay 5.100%, 6/18/50	$400	(7)	$360
Romania
144A 6.750%, 2/7/22(3)	150		171
RegS 6.125%, 1/22/44(4)	120		140
Sultanate of Oman 144A 4.750%, 6/15/26(3)	200		193
Ukraine 144A 7.750%, 9/1/26(3)	160		150
United Mexican States 4.750%, 3/8/44	150		136

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $14,280)			13,689

CORPORATE BONDS AND NOTES—52.9%
Argentina—0.3%
YPF S.A. 144A 8.500%, 3/23/21(3)	90		97

Azerbaijan—1.3%
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200		216
State Oil Co. (Republic of Azerbaijan) 6.950%, 3/18/30	200		209

			425

Barbados—0.7%
Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(3)	200		214

Brazil—4.6%
BRF SA 7.750%, 5/22/18	400	BRL	115
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200		210
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	168		44
Petrobras Global Finance BV
5.375%, 1/27/21	290		284
8.375%, 5/23/21	60		65
4.375%, 5/20/23	95		83
8.750%, 5/23/26	296		320
6.750%, 1/27/41	300		252
Vale Overseas Ltd. 5.875%, 6/10/21	70		73

			1,446

Canada—0.1%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45		46

Chile—2.6%
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	206		208
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200		201

	PAR VALUE	VALUE
Chile—(continued)
Transelec S.A. 144A 4.250%, 1/14/25(3)	$200	$200
VTR Finance BV 144A 6.875%, 1/15/24(3)	200	207

		816

China—2.5%
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200	207
BOC Aviation Pte Ltd. 3.875%, 5/9/19	200	206
Sinopec Group Overseas Development 2016 Ltd. 144A 2.750%, 9/29/26(3)	200	181
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	208

		802

Colombia—2.5%
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	200	204
Bancolombia S.A. 5.125%, 9/11/22	100	101
Ecopetrol S.A.
5.875%, 9/18/23	200	212
5.375%, 6/26/26	70	70
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	200	205

		792

El Salvador—0.6%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200	185

Hong Kong—0.7%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	213

India—2.1%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200	209
ICICI Bank Ltd. 144A 4.000%, 3/18/26(3)	200	194
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250	270

		673

Indonesia—3.5%
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200	190
Pertamina Persero PT
144A 4.875%, 5/3/22(3)	200	206
144A 6.000%, 5/3/42(3)	275	266
144A 5.625%, 5/20/43(3)	200	185

See Notes to Schedules of Investments

2

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Indonesia—(continued)
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	$250		$269

			1,116

Jamaica—0.5%
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		173

Kazakhstan—1.3%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200		192
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	200		218

			410

Kuwait—0.6%
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	200		191

Mexico—8.0%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	200		205
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		206
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	87
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		164
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)	200		205
Cemex SAB de C.V. 144A 7.250%, 1/15/21(3)	200		213
Comision Federal de Electricidad 144A 4.750%, 2/23/27(3)	200		192
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	191		188
Fomento Economico Mexicano SAB de CV 2.875%, 5/10/23	150		143
Grupo Televisa SAB
7.250%, 5/14/43	2,000	MXN	72
6.125%, 1/31/46	200		198
Petroleos Mexicanos
4.250%, 1/15/25	100		92
144A 6.875%, 8/4/26(3)	205		216
6.375%, 1/23/45	200		182
5.625%, 1/23/46	200		166

			2,529

	PAR VALUE		VALUE
Morocco—0.7%
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	$200		$207

Netherlands—0.7%
GTH Finance BV 144A 7.250%, 4/26/23(3)	200		215

Peru—2.0%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	100		108
144A 6.125%, 4/24/27(2)(3)	100		108
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	100		108
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	100		106
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		197

			627

Poland—0.7%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		207

Qatar—0.6%
Ooredoo International Finance Ltd. 144A 3.750%, 6/22/26(3)	200		196

Russia—4.8%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	80
Gazprom OAO (Gaz Capital S.A.)
144A 6.000%, 11/27/23(3)(5)	200		213
144A 4.950%, 2/6/28(3)(5)	200		197
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	200		202
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200		210
SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	200		203
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(5)	200		215
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(5)	200		213

			1,533

Singapore—0.7%
Oversea-Chinese Banking Corp., Ltd. 144A 4.000%, 10/15/24(2)(3)	200		206

See Notes to Schedules of Investments

3

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
South Africa—1.9%
Eskom Holdings SOC Ltd.
144A 6.750%, 8/6/23(3)	$200	$202
144A 7.125%, 2/11/25(3)	200	202
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	200	191

		595

Sultanate of Oman—0.6%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200	184

Supranational—2.0%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	200	205
Corp Andina de Fomento 4.375%, 6/15/22	200	212
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	206

		623

Trinidad and Tobago—0.1%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	46	45

Turkey—2.4%
Akbank Tas 144A 5.125%, 3/31/25(3)	200	182
Turkiye Is Bankasi
144A 5.375%, 10/6/21(3)	200	192
144A 7.850%, 12/10/23(3)	200	207
Turkiye Vakiflar Bankasi Tao 144A 6.875%, 2/3/25(2)(3)	200	193

		774

Ukraine—1.1%
Oschadbank Via (SSB #1 plc) RegS 9.375%, 3/10/23(2)(4)(5)	200	195
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	150	147

		342

United Arab Emirates—0.8%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250	266

United Kingdom—0.5%
EnQuest plc 144A 7.000%, 4/15/22(3)	208	152

United States—0.1%
Parker Drilling Co. 6.750%, 7/15/22	50	43

	PAR VALUE		VALUE
Venezuela—1.3%
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(4)	$60		$48
144A 8.500%, 10/27/20(3)	150		112
144A 6.000%, 5/16/24(3)	555		215
RegS 6.000%, 11/15/26(4)	100		39

			414

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $17,285)			16,757

LOAN AGREEMENTS(2)—0.2%
Luxembourg—0.2%
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.750%, 7/30/21	47		47

TOTAL LOAN AGREEMENTS (Identified Cost $47)			47

	SHARES
PREFERRED STOCK—0.6%
Thailand—0.6%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(8)	202

TOTAL PREFERRED STOCK (Identified Cost $201)			202

COMMON STOCK—0.1%
Colombia—0.1%
Pacific Exploration and Production Corp.(9)	1,103		45

TOTAL COMMON STOCK (Identified Cost $39)			45

TOTAL LONG TERM INVESTMENTS—97.0% (Identified Cost $31,852)			30,740

TOTAL INVESTMENTS—97.0% (Identified Cost $31,852)			30,740	(1)
Other assets and liabilities, net—3.0%			938

NET ASSETS—100.0%			$31,678

See Notes to Schedules of Investments

4

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $20,204 or 63.8% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	Interest payments may be deferred.
(7)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(8)	Value shown as par value.
(9)	Non-income producing.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

5

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Mexico	9%
Brazil	7
Turkey	7
Argentina	6
Indonesia	5
Russia	5
South Africa	4
Other	57

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$16,757	$—	$16,757
Foreign Government Securities	13,689	—	13,689
Loan Agreements	47	—	47
Preferred Stock	202	—	202
Equity Securities:
Common Stock	45	45	—

Total Investments	$30,740	$45	$30,695

There are no Level 3 (significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Notes and Bonds
Balance as of September 30, 2016:	$38
Accrued discount/(premium)	—
Realized gain (loss)	(118)
Change in unrealized appreciation (depreciation)	119
Purchases	—
Sales(b)	(39)
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—
Balance as of December 31, 2016	$—

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—5.2%
Consumer Staples—0.5%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 0.03% (Brazil)	7,200	$121

Financials—1.8%
Banco Bradesco S.A. 4.26% (Brazil)	33,320	297
Bancolombia S.A. 3.18% (Colombia)	5,231	47
Itausa Investimentos Itau S.A. 5.68% (Brazil)	49,470	126

		470

Materials—1.4%
Braskem S.A. Class A 7.07% (Brazil)	11,200	118
Suzano Papel e Celulose S.A. Class A 2.18% (Brazil)	59,400	259

		377

Telecommunication Services—0.8%
Telefonica Brasil S.A. 4.59% (Brazil)	15,600	211

Utilities—0.7%
Companhia Energetica de Minas Gerais 7.47% (Brazil)	58,800	139
Companhia Paranaense de Energia, Class B 4.01% (Brazil)	6,700	57

		196

TOTAL PREFERRED STOCK (Identified Cost $991)		1,375

COMMON STOCKS—92.1%
Consumer Discretionary—8.0%
Astra International Tbk PT (Indonesia)	465,900	286
Bajaj Auto Ltd. (India)	2,607	101
Coway Co., Ltd. (South Korea)	2,510	183
Dongfeng Motor Group Co., Ltd. Class H (China)	178,000	174
Ford Otomotiv Sanayi AS (Turkey)	8,044	70
Foschini Group Ltd. (The) (South Africa)	5,425	63
Home Product Center PCL (Thailand)	398,100	113
Hotai Motor Co., Ltd. (Taiwan)	12,000	137
Kangwon Land, Inc. (South Korea)	6,365	188
Kia Motors Corp. (South Korea)	5,225	170
Lojas Renner S.A. (Brazil)	17,000	121
Merida Industry Co., Ltd. (Taiwan)	27,000	121
Steinhoff International Holdings NV (Netherlands)	35,813	186

	SHARES	VALUE
Consumer Discretionary—(continued)
Truworths International Ltd. (South Africa)	16,702	$97
Tsogo Sun Holdings Ltd. (South Africa)	40,092	81

		2,091

Consumer Staples—3.9%
Ambev S.A. (Brazil)	45,000	227
Eurocash S.A. (Poland)	5,501	52
Fomento Economico Mexicano S.A.B. de CV (Mexico)	20,100	153
Hindustan Unilever Ltd. (India)	8,952	109
KT&G Corp. (South Korea)	2,778	232
Spar Group Ltd. (The) (South Africa)	5,658	82
Want Want China Holdings Ltd. (China)	239,000	153

		1,008

Energy—7.3%
Cosan S.A. Industria e Comercio (Brazil)	17,700	207
Gazprom PAO (Gazstream S.A.) Sponsored ADR (Russia)	80,736	411
IRPC PCL (Thailand)	1,762,100	236
Lukoil PJSC Sponsored ADR (Russia)	2,973	167
MOL Hungarian Oil & Gas PLC (Hungary)	818	57
Rosneft OJSC GDR (Russia)	20,422	135
Thai Oil PCL (Thailand)	132,300	267
Ultrapar Participacoes S.A. (Brazil)	7,700	162
United Tractors Tbk PT (Indonesia)	164,800	260

		1,902

Financials—25.1%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	36,732	69
Agricultural Bank of China Ltd. Class H (China)	685,000	281
Banco de Chile (Chile)	387,263	45
Banco do Brasil S.A. (Brazil)	31,500	272
Banco Santander Chile S.A. (Chile)	2,360,174	131
Bank of China Ltd. Class H (China)	1,123,000	498
Barclays Africa Group Ltd. (South Africa)	20,416	251
BM&F Bovespa S.A. (Brazil)	18,100	92
Chailease Holding Co., Ltd. (Taiwan)	90,000	154
China Construction Bank Corp. Class H (China)	1,362,000	1,049
China Everbright Bank Co., Ltd. Class H (China)	398,000	181
China Everbright Ltd. (China)	126,000	240
CIMB Group Holdings Bhd (Malaysia)	90,800	91
Commercial Bank QSC (The) (Qatar)(2)	1,218	0

See Notes to Schedules of Investments

1

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Dongbu Insurance Co., Ltd. (South Korea)	4,467	$231
Dubai Islamic Bank PJSC (United Arab Emirates)	59,472	90
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)	124,666	106
First Gulf Bank PJSC (United Arab Emirates)	22,301	78
FirstRand Ltd. (South Africa)	77,913	302
Fubon Financial Holding Co., Ltd. (Taiwan)	126,000	199
Gentera S.A.B de CV (Mexico)	54,700	88
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	11,555	301
Industrial & Commercial Bank of China Ltd. Class H (China)	1,361,000	816
Liberty Holdings Ltd. (South Africa)	15,086	122
MMI Holdings Ltd. (South Africa)	32,426	56
OTP Bank plc (Hungary)	3,826	109
Ping An Insurance Group Co. of China Ltd. Class H (China)	49,500	248
Porto Seguro S.A. (Brazil)	13,300	110
Standard Bank Group Ltd. (South Africa)	20,494	226
Turkiye Is Bankasi Class C (Turkey)	76,876	113

		6,549

Health Care—2.0%
China Medical System Holdings Ltd. (China)	158,000	250
Richter Gedeon Nyrt (Hungary)	6,181	131
Sinopharm Group Co., Ltd.Class H (China)	37,200	153

		534

Industrials—6.3%
Air China Ltd. Class H (China)	192,000	123
AirAsia BHD (Malaysia)	215,600	110
Bidvest Group Ltd. (The) (South Africa)	11,862	157
China Conch Venture Holdings Ltd. (China)	94,000	167
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	6,800	56
Kepco Plant Service & Engineering Co., Ltd. (South Korea)	2,864	128
LG Corp. (South Korea)	3,918	195
Shanghai Industrial Holdings Ltd. (China)	124,000	336
Sinopec Engineering Group Co., Ltd. Class H (China)	118,000	98
TAV Havalimanlari Holding AS (Turkey)	14,089	56
Weg S.A. (Brazil)	13,300	63

	SHARES	VALUE
Industrials—(continued)
Zhejiang Expressway Co., Ltd. Class H (China)	160,000	$153

		1,642

Information Technology—23.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	217,000	223
Asustek Computer, Inc. (Taiwan)	26,000	214
Catcher Technology Co., Ltd. (Taiwan)	49,000	341
Compal Electronics, Inc. (Taiwan)	312,000	179
Delta Electronics Thailand PCL (Thailand)	91,900	209
Foxconn Technology Co., Ltd. (Taiwan)	520	1
HCL Technologies Ltd. (India)	59,520	726
Hon Hai Precision Industry Co., Ltd. (Taiwan)	121,190	317
Infosys Ltd. (India)	50,210	748
Lite-On Technology Corp. (Taiwan)	92,473	139
NetEase, Inc. ADR (China)	966	208
Pegatron Corp. (Taiwan)	105,000	251
Phison Electronics Corp. (Taiwan)	37,000	293
Simplo Technology Co., Ltd. (Taiwan)	33,000	95
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	141,000	794
Tata Consultancy Services Ltd. (India)	13,096	456
Travelsky Technology Ltd. Class H (China)	91,000	191
Vanguard International Semiconductor Corp. (Taiwan)	68,000	119
Wipro Ltd. (India)	20,305	142
Wistron Corp. (Taiwan)	301,644	233
WPG Holdings Ltd. (Taiwan)	216,000	255

		6,134

Materials—5.8%
Asia Cement Corp. (Taiwan)	223,000	182
Cementos Argos S.A. (Colombia)	22,940	91
Grupo Mexico S.A.B. de C.V. Class B (Mexico)	28,500	77
Hyosung Corp. (South Korea)	3,211	387
Mondi Ltd. (South Africa)	2,877	59
PTT Global Chemical PCL (Thailand)	81,900	144
Sasol Ltd. (South Africa)	2,832	82
Siam Cement PCL (Thailand)	16,800	234
Sibanye Gold Ltd. (South Africa)	141,029	261

		1,517

Real Estate—2.6%
Aldar Properties PJSC (United Arab Emirates)	174,550	125

See Notes to Schedules of Investments

2

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Real Estate—(continued)
Guangzhou R&F Properties Co., Ltd. Class H (China)	139,600	$169
Shimao Property Holdings Ltd. (China)	193,000	252
Sino-Ocean Land Holdings Ltd. (China)	328,500	147

		693

Telecommunication Services—5.5%
America Movil S.A.B. de C.V. Class L (Mexico)	100,300	63
Axiata Group Bhd (Malaysia)	63,400	67
China Communications Services Corp. Ltd. Class H (China)	400,000	255
China Mobile Ltd. (China)	37,000	392
Globe Telecom Inc (Philippines)	4,730	143
SK Telecom Co., Ltd. (South Korea)	1,064	197
Telkom S.A. SOC Ltd. (South Africa)	38,402	207
Vodacom Group Ltd. (South Africa)	11,233	125

		1,449

Utilities—2.1%
China Resources Power Holdings Co., Ltd. (China)	168,000	266
Enel Generacion Chile S.A. (Chile)	71,445	47
Interconexion Electrica S.A. ESP (Colombia)	15,382	51
Korea Electric Power Corp. (South Korea)	4,990	182

		546

TOTAL COMMON STOCKS (Identified Cost $22,911)		24,065

TOTAL LONG TERM INVESTMENTS—97.3% (Identified Cost $23,902)		25,440

TOTAL INVESTMENTS—97.3% (Identified Cost $23,902)		25,440	(1)
Other assets and liabilities, net—2.7%		695

NET ASSETS—100.0%		$26,135

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

3

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
China	27%
Taiwan	17
Brazil	10
India	9
South Korea	9
South Africa	8
Thailand	5
Other	15

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$24,065	$24,065
Preferred Stocks	1,375	1,375

Total Investments	$25,440	$25,440

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $ 16,782 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—5.9%
Kangwon Land, Inc. (South Korea)	2,402,628		$71,116
Las Vegas Sands Corp. (United States)	1,453,113		77,611
Matahari Department Store Tbk PT (Indonesia)	85,155,934		95,601
Naspers Ltd. Class N (South Africa)	910,712		133,558

			377,886

Consumer Staples—39.5%
Ambev S.A. Sponsored ADR (Brazil)	53,263,742		261,525
Amorepacific Corp. (South Korea)	482,854		128,529
Anheuser-Busch Inbev S.A. NV (Belgium)	1,287,823		136,309
British American Tobacco Bhd (Malaysia)	1,691,314	(4)	16,815
British American Tobacco plc (United Kingdom)	6,737,334	(3)	381,961
Colgate Palmolive India Ltd. (India)	1,626,621		21,680
CP ALL PCL (Thailand)	101,735,400		177,559
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	3,109,611		236,983
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	312,424,000		88,817
Heineken N.V. (Netherlands)	1,761,181		132,110
Hindustan Unilever Ltd. (India)	7,020,177		85,474
ITC Ltd. (India)	80,471,068		286,516
LG Household & Health Care Ltd. (South Korea)	137,068		97,257
President Chain Store Corp. (Taiwan)	6,724,158		48,195
Thai Beverage PCL (Thailand)	124,656,700		73,168
Unilever Indonesia Tbk PT (Indonesia)	5,506,080		15,857
Unilever N.V. CVA (Netherlands)(5)	4,957,396		204,119
Wal-Mart de Mexico SAB de CV (Mexico)	89,410,186		160,018

			2,552,892

Energy—2.4%
Ultrapar Participacoes S.A. (Brazil)	7,344,579		154,465

Financials—22.5%
Bank Central Asia Tbk PT (Indonesia)	104,509,793		120,238
Bank Pekao SA (Poland)	2,410,802		72,474
BB Seguridade Participacoes (Brazil)	12,750,917		110,871
Grupo Financiero Santander Mexico SAB de C.V. ADR, Class B (Mexico)	10,998,930		79,082
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,013,498		23,944
Housing Development Finance Corp. Ltd. (India)	14,668,832		272,887

	SHARES	VALUE
Financials—(continued)
Housing Development Finance Corp. Bank Ltd. (India)	18,376,541	$326,592
Housing Development Finance Corp. Bank Ltd. ADR (India)	605,072	36,716
Public Bank Bhd (Malaysia)	23,794,000	104,596
Remgro Ltd. (South Africa)	6,329,978	102,805
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	387,383	86,117
United Overseas Bank Ltd. (Singapore)	8,287,000	116,739

		1,453,061

Health Care—3.4%
Dr. Reddy’s Laboratories Ltd. (India)	1,158,236	52,227
Dr. Reddy’s Laboratories Ltd. ADR (India)(5)	360,312	16,315
Mediclinic International plc (United Kingdom)	7,888,954	74,675
Sun Pharmaceutical Industries Ltd. (India)	8,217,468	76,278

		219,495

Industrials—2.1%
Airports of Thailand PCL (Thailand)	2,993,600	33,271
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	4,093,243	33,647
Korea Aerospace Industries Ltd. (South Korea)	1,268,651	70,375

		137,293

Information Technology—18.8%
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	3,404,372	298,938
Cielo S.A. (Brazil)	13,413,509	114,942
NetEase, Inc. ADR (China)	699,538	150,638
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	18,277,302	102,930
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	3,297,344	94,799
Tata Consultancy Services Ltd. (India)	4,779,555	166,587
Tencent Holdings Ltd. (China)	11,543,314	282,387

		1,211,221

Real Estate—1.5%
Link REIT (The) (Hong Kong)	15,100,008	98,142

Telecommunication Services—2.6%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	576,284,265	170,244

See Notes to Schedules of Investments

1

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—0.8%
Infraestructura Energetica Nova Sab de CV (Mexico)	12,482,781	$54,376

TOTAL COMMON STOCKS (Identified Cost $6,474,455)		6,429,075

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $6,474,455)		6,429,075

SECURITIES LENDING COLLATERAL—0.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.670%)(6)(7)	12,325,109	12,325

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $12,325)		12,325

TOTAL INVESTMENTS—99.7% (Identified Cost $6,486,780)		6,441,400	(1)
Other assets and liabilities, net—0.3%		17,086

NET ASSETS—100.0%		$6,458,486

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares traded on London Exchange.
(5)	All or a portion of security is on loan.
(6)	Represents security purchased with cash collateral received for securities on loan.
(7)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
India	21%
China	11
Brazil	10
Mexico	9
Indonesia	8
United Kingdom	7
South Korea	7
Other	27

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$6,429,075	$6,429,075
Securities Lending Collateral	12,325	12,325

Total Investments	$6,441,400	$6,441,400

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $3,186,884 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.0%
Consumer Discretionary—1.0%
Whirlpool SA 0.14% (Brazil)(2)	55,164	$54

TOTAL PREFERRED STOCK(Identified Cost $45)		54

COMMON STOCKS—90.4%
Consumer Discretionary—8.8%
Ace Hardware Indonesia Tbk PT (Indonesia)	1,633,000	101
Goldlion Holdings Ltd. (Hong Kong)	270,000	105
Pico Far East Holdings Ltd. (Hong Kong)	706,780	217
Whirlpool SA (Brazil)(2)	54,661	51

		474

Consumer Staples—22.0%
AVI Ltd. (South Africa)	25,710	171
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	6,680	140
Embotelladora Andina ADR S.A. Class-B (Chile)	2,300	52
Heineken Malaysia Bhd (Malaysia)	35,000	128
Oldtown Bhd (Malaysia)	322,750	137
Pinar SUT Mamulleri Sanayii AS (Turkey)	22,800	102
Premier Marketing PCL (Thailand)	643,000	160
Union de Cervecerias Peruanas Backus y Johnston SAA (Peru)	17,300	83
Wawel SA (Poland)	832	219

		1,192

Energy—1.9%
Qualitech PCL (Thailand)	397,979	101

Financials—14.4%
ARA Asset Management Ltd. (Singapore)	165,880	195
BFI Finance Indonesia Tbk PT (Indonesia)	779,000	202
Credit Analysis & Research Ltd. (India)	7,900	152
Korea Ratings Corp. (South Korea)	3,360	116
Tisco Financial Group PCL (Thailand)	66,700	112

		777

Industrials—22.5%
Blue Dart Express Ltd. (India)	800	52
DKSH Holding AG (Switzerland)	780	54
Freight Management Holdings Bhd (Malaysia)	218,729	55
Hy-Lok Corp. (South Korea)	5,800	101

	SHARES	VALUE
Industrials—(continued)
Lumax International Corp., Ltd. (Taiwan)	118,628	$194
Prosegur Cia de Seguridad SA (Spain)	15,700	98
S-1 Corp. (South Korea)	1,950	142
Sinmag Equipment Corp. (Taiwan)	28,520	125
Taiwan Secom Co., Ltd. (Taiwan)	61,874	170
Tegma Gestao Logistica SA (Brazil)(2)	51,000	120
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	5,100	108

		1,219

Information Technology—8.6%
Autohome, Inc. ADR (China)(2)	8,970	227
Cartrack Holdings Ltd. (South Africa)	76,200	61
MercadoLibre, Inc. (United States)	315	49
Yandex N.V. Class A (Russia)(2)	6,410	129

		466

Materials—12.2%
Corp. Moctezuma SAB de C.V. (Mexico)	36,000	103
Enaex SA (Chile)	10,600	101
Tikkurila Oyj (Finland)	2,700	54
Transpaco Ltd. (South Africa)	87,500	185
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	87,000	216

		659

TOTAL COMMON STOCKS (Identified Cost $4,869)		4,888

TOTAL LONG TERM INVESTMENTS—91.4% (Identified Cost $4,914)		4,942

SHORT-TERM INVESTMENT—5.0%
Money Market Mutual Fund—5.0%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.440%)(3)	268,851	269

TOTAL SHORT-TERM INVESTMENT (Identified Cost $269)		269

See Notes to Schedules of Investments

1

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—96.4% (Identified Cost $5,183)	$5,211	(1)
Other assets and liabilities, net—3.6%	196

NET ASSETS—100.0%	$5,407

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Taiwan	14%
South Africa	8
Thailand	7
South Korea	7
Hong Kong	6
Malaysia	6
United States	6
Other	46

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$4,888	$4,734	$154
Preferred Stock	54	—	54
Short-Term Investment	269	269	—

Total Investments	$5,211	$5,003	$208

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $105 were transferred from Level 1 to Level 2 and securities held by the Fund with an end of period value of $2,050 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.3%
Consumer Discretionary—28.4%
Advance Auto Parts, Inc.	10,601	$1,793
Amazon.com, Inc.(2)	10,651	7,987
AutoNation, Inc.(2)	10,553	513
AutoZone, Inc.(2)	4,365	3,447
Best Buy Co., Inc.	260,123	11,099
CarMax, Inc.(2)	29,130	1,876
Carnival Corp.	74,648	3,886
CBS Corp. Class B	104,884	6,673
Charter Communications, Inc. Class A(2)	11,994	3,453
Chipotle Mexican Grill, Inc.(2)	1,409	532
Comcast Corp. Class A	130,105	8,984
Darden Restaurants, Inc.	4,949	360
Discovery Communications, Inc. Class A(2)	38,911	1,067
Discovery Communications, Inc. Class C(2)	57,811	1,548
Expedia, Inc.	3,965	449
Foot Locker, Inc.	13,935	988
Gap, Inc. (The)	26,369	592
Garmin Ltd.	100,417	4,869
Genuine Parts Co.	74,174	7,087
Harley-Davidson, Inc.	195,238	11,390
Harman International Industries, Inc.	62,374	6,934
Hasbro, Inc.	62,312	4,847
Home Depot, Inc. (The)	67,940	9,109
Interpublic Group of Cos., Inc. (The)	163,919	3,837
L Brands, Inc.	28,074	1,848
Leggett & Platt, Inc.	86,963	4,251
LKQ Corp.(2)	141,813	4,347
Lowe’s Cos., Inc.	44,553	3,169
Marriott International, Inc. Class A	55,157	4,560
Mattel, Inc.	188,313	5,188
McDonald’s Corp.	45,385	5,524
Mohawk Industries, Inc.(2)	41,021	8,191
Netflix, Inc.(2)	13,124	1,625
Newell Brands, Inc.	252,875	11,291
NIKE, Inc. Class B	237,424	12,068
O’Reilly Automotive, Inc.(2)	15,566	4,334
Omnicom Group, Inc.	96,773	8,236
Priceline Group, Inc. (The)(2)	1,247	1,828
Ross Stores, Inc.	43,864	2,877
Royal Caribbean Cruises Ltd.	28,970	2,377

	SHARES	VALUE
Consumer Discretionary—(continued)
Scripps Networks Interactive, Inc. Class A	24,561	$1,753
Starbucks Corp.	77,975	4,329
TEGNA, Inc.	55,259	1,182
TJX Cos., Inc. (The)	72,694	5,462
TripAdvisor, Inc.(2)	3,208	149
Urban Outfitters, Inc.(2)	10,802	308
Wyndham Worldwide Corp.	18,965	1,448
Wynn Resorts Ltd.	115,030	9,951
Yum! Brands, Inc.	19,436	1,231

		210,847

Consumer Staples—8.1%
Altria Group, Inc.	75,763	5,123
Brown-Forman Corp. Class B	55,261	2,482
Campbell Soup Co.	7,523	455
Conagra Brands, Inc.	19,291	763
Constellation Brands, Inc. Class A	60,112	9,216
General Mills, Inc.	25,132	1,552
Hershey Co. (The)	6,796	703
Hormel Foods Corp.	10,011	348
J.M. Smucker Co. (The)	4,489	575
Kellogg Co.	10,658	785
Kraft Heinz Co.(The)	24,572	2,146
McCormick & Co., Inc.	4,664	435
Mead Johnson Nutrition Co.	7,810	553
Molson Coors Brewing Co. Class B	121,282	11,802
Mondelez International, Inc. Class A	68,033	3,016
Philip Morris International, Inc.	60,160	5,504
Reynolds American, Inc.	29,062	1,629
Sysco Corp.	223,245	12,361
Tyson Foods, Inc. Class A	11,522	711

		60,159

Energy—3.5%
Helmerich & Payne, Inc.	97,487	7,545
Marathon Petroleum Corp.	65,060	3,276
Phillips 66	52,665	4,551
Tesoro Corp.	14,995	1,311
Transocean Ltd.(2)	349,920	5,158
Valero Energy Corp.	58,310	3,984

		25,825

Financials—10.1%
Aflac, Inc.	26,816	1,866

See Notes to Schedules of Investments

1

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Allstate Corp. (The)	28,798	$2,134
AON plc	34,898	3,892
Bank of America Corp.	121,304	2,681
BB&T Corp.	45,249	2,128
Charles Schwab Corp. (The)	71,733	2,831
CHUBB Ltd.	34,801	4,598
Cincinnati Financial Corp.	10,102	765
Citigroup, Inc.	34,555	2,054
Citizens Financial Group, Inc.	28,870	1,029
Comerica, Inc.	1,799	123
E*Trade Financial Corp.(2)	16,185	561
Fifth Third Bancorp	42,576	1,148
Gallagher (Arthur J.) & Co.	23,267	1,209
Goldman Sachs Group, Inc. (The)	22,487	5,384
Huntington Bancshares, Inc.	60,295	797
JPMorgan Chase & Co.	42,953	3,706
KeyCorp	60,111	1,098
Lincoln National Corp.	15,253	1,011
M&T Bank Corp.	8,733	1,366
Marsh & McLennan Cos., Inc.	68,065	4,601
MetLife, Inc.	71,902	3,875
Morgan Stanley	87,707	3,706
People’s United Financial, Inc.	17,339	336
PNC Financial Services Group, Inc. (The)	27,314	3,195
Principal Financial Group, Inc.	17,519	1,014
Progressive Corp. (The)	42,993	1,526
Prudential Financial, Inc.	28,612	2,977
Regions Financial Corp.	69,717	1,001
SunTrust Banks, Inc.	27,866	1,528
Torchmark Corp.	7,218	532
Travelers Cos., Inc. (The)	20,965	2,567
U.S. Bancorp.	19,145	983
Unum Group	15,316	673
Wells Fargo & Co.	53,995	2,976
Willis Towers Watson plc	17,066	2,087
XL Group Ltd.	21,482	800
Zions Bancorporation	9,962	429

		75,187

Health Care—4.9%
Abbott Laboratories	41,282	1,586
Aetna, Inc.	14,616	1,812
Agilent Technologies, Inc.	32,609	1,486

	SHARES	VALUE
Health Care—(continued)
Anthem, Inc.	11,008	$1,583
Bard (C.R.), Inc.	2,115	475
Baxter International, Inc.	15,731	697
Becton, Dickinson & Co.	6,009	995
Boston Scientific Corp.(2)	38,338	829
Centene Corp.(2)	6,147	347
Cigna Corp.	10,923	1,457
Danaher Corp.	14,321	1,115
Edwards Lifesciences Corp.(2)	6,445	604
Hologic, Inc.(2)	6,281	252
Humana, Inc.	6,434	1,313
Illumina, Inc.(2)	14,699	1,882
Intuitive Surgical, Inc.(2)	1,077	683
Medtronic plc	33,823	2,409
Mettler-Toledo International, Inc.(2)	2,527	1,058
PerkinElmer, Inc.	11,645	607
St. Jude Medical, Inc.	7,488	600
Stryker Corp.	9,189	1,101
Thermo Fisher Scientific, Inc.	40,295	5,686
UnitedHealth Group, Inc.	36,510	5,843
Varian Medical Systems, Inc.(2)	2,783	250
Waters Corp.(2)	8,113	1,090
Zimmer Biomet Holdings, Inc.	5,268	544

		36,304

Industrials—16.3%
3M Co.	15,692	2,802
Allegion plc	17,473	1,118
Arconic, Inc.	11,635	216
Boeing Co. (The)	15,896	2,475
Cintas Corp.	103,749	11,989
Deere & Co.	121,669	12,537
Dover Corp.	14,131	1,059
Dun & Bradstreet Corp. (The)	8,638	1,048
Equifax, Inc.	31,128	3,680
Expeditors International of Washington, Inc.	15,202	805
FedEx Corp.	20,504	3,818
Flowserve Corp.	12,527	602
Fortive Corp.	23,622	1,267
Fortune Brands Home & Security, Inc.	27,562	1,473
General Dynamics Corp.	7,388	1,276
General Electric Co.	220,814	6,978
Honeywell International, Inc.	18,828	2,181

See Notes to Schedules of Investments

2

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Hunt (JB) Transport Services, Inc.	83,143	$8,071
Illinois Tool Works, Inc.	25,100	3,074
Ingersoll-Rand plc	24,162	1,813
Johnson Controls International plc	168,908	6,957
L-3 Communications Holdings, Inc.	1,874	285
Lockheed Martin Corp.	6,153	1,538
Masco Corp.	60,101	1,900
Nielsen Holdings plc	85,200	3,574
Northrop Grumman Corp.	4,504	1,048
Parker Hannifin Corp.	12,398	1,736
Pentair plc	16,351	917
Raytheon Co.	7,416	1,053
Republic Services, Inc.	60,792	3,468
Robinson (C.H.) Worldwide, Inc.	11,988	878
Rockwell Collins, Inc.	3,323	308
Roper Technologies, Inc.	2,444	447
Ryder System, Inc.	50,598	3,767
Snap-On, Inc.	5,540	949
Stanley Black & Decker, Inc.	13,472	1,545
Stericycle, Inc.(2)	21,298	1,641
Textron, Inc.	6,757	328
TransDigm Group, Inc.(2)	1,326	330
United Parcel Service, Inc. Class B	57,972	6,646
United Technologies Corp.	19,438	2,131
Verisk Analytics, Inc.(2)	37,094	3,011
Waste Management, Inc.	104,771	7,429
Xylem, Inc.	16,423	813

		120,981

Information Technology—14.6%
Activision Blizzard, Inc.	166,160	6,000
Adobe Systems, Inc.(2)	39,307	4,047
Akamai Technologies, Inc.(2)	6,007	401
Alliance Data Systems Corp.	1,305	298
Alphabet, Inc. Class A(2)	3,924	3,110
Alphabet, Inc. Class C(2)	3,933	3,036
Amphenol Corp. Class A	79,661	5,353
Analog Devices, Inc.	7,240	526
Apple, Inc.	91,308	10,575
Applied Materials, Inc.	209,979	6,776
Autodesk, Inc.(2)	17,997	1,332
Automatic Data Processing, Inc.	9,441	970
Broadcom Ltd.	8,970	1,586

	SHARES	VALUE
Information Technology—(continued)
CA, Inc.	5,599	$178
Citrix Systems, Inc.(2)	12,040	1,075
Corning, Inc.	267,490	6,492
eBay, Inc.(2)	13,747	408
Electronic Arts, Inc.(2)	73,277	5,771
Facebook, Inc. Class A(2)	34,035	3,916
Fidelity National Information Services, Inc.	5,707	432
First Solar, Inc.(2)	1,722	55
Fiserv, Inc.(2)	4,663	496
Global Payments, Inc.	3,898	271
Hewlett Packard Enterprise Co.	30,032	695
HP, Inc.	28,872	429
Intel Corp.	99,124	3,595
Intuit, Inc.	20,359	2,333
KLA-Tencor Corp.	30,326	2,386
Lam Research Corp.	33,276	3,518
Linear Technology Corp.	6,424	401
MasterCard, Inc. Class A	23,896	2,467
Microchip Technology, Inc.	4,593	295
Micron Technology, Inc.(2)	26,838	588
Microsoft Corp.	141,824	8,813
NetApp, Inc.	3,870	137
NVIDIA Corp.	11,695	1,248
Oracle Corp.	61,778	2,375
Paychex, Inc.	6,602	402
PayPal Holdings, Inc.(2)	22,688	896
Qorvo, Inc.(2)	2,734	144
QUALCOMM, Inc.	35,799	2,334
Red Hat, Inc.(2)	3,735	260
salesforce.com, Inc.(2)	48,996	3,354
Seagate Technology plc	5,714	218
Skyworks Solutions, Inc.	4,634	346
Symantec Corp.	14,286	341
Texas Instruments, Inc.	24,172	1,764
Total System Services, Inc.	3,511	172
VeriSign, Inc.(2)	2,526	192
Visa, Inc. Class A	46,981	3,665
Western Digital Corp.	5,192	353
Western Union Co. (The)	10,883	236
Xerox Corp.	19,962	174
Xilinx, Inc.	6,271	379
Yahoo!, Inc.(2)	11,518	445

		108,059

See Notes to Schedules of Investments

3

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—9.7%
Albemarle Corp.	13,621	$1,173
Avery Dennison Corp.	18,053	1,268
Dow Chemical Co. (The)	94,716	5,420
Du Pont (E.I.) de Nemours & Co.	73,487	5,394
Eastman Chemical Co.	12,913	971
Ecolab, Inc.	31,768	3,724
International Flavors & Fragrances, Inc.	7,609	897
International Paper Co.	103,964	5,516
Martin Marietta Materials, Inc.	25,975	5,754
Newmont Mining Corp.	366,440	12,485
Nucor Corp.	191,158	11,378
PPG Industries, Inc.	32,234	3,054
Sealed Air Corp.	49,746	2,255
Sherwin-Williams Co. (The)	9,732	2,615
Vulcan Materials Co.	54,458	6,815
WestRock Co.	63,596	3,229

		71,948

Real Estate—3.3%
American Tower Corp.	25,734	2,720
Crown Castle International Corp.	23,214	2,014
Digital Realty Trust, Inc.	8,006	787
Equinix, Inc.	4,868	1,740
Extra Space Storage, Inc.	8,759	676
Iron Mountain, Inc.	12,148	395
Prologis, Inc.	233,553	12,329
Public Storage	10,312	2,305
Weyerhaeuser Co.	54,341	1,635

		24,601

Utilities—1.4%
Ameren Corp.	10,516	552
CenterPoint Energy, Inc.	19,888	490
CMS Energy Corp.	12,282	511
Consolidated Edison, Inc.	18,312	1,349
Dominion Resources, Inc.	34,971	2,678
DTE Energy Co.	7,861	774
NiSource, Inc.	14,346	318
Public Service Enterprise Group, Inc.	21,901	961
SCANA Corp.	5,714	419
Sempra Energy	13,977	1,407

	SHARES	VALUE
Utilities—(continued)
WEC Energy Group, Inc.	13,104	$768

		10,227

TOTAL COMMON STOCKS (Identified Cost $673,040)		744,138

TOTAL LONG TERM INVESTMENTS—100.3% (Identified Cost $673,040)		744,138

TOTAL INVESTMENTS—100.3% (Identified Cost $673,040)		744,138	(1)
Other assets and liabilities, net—(0.3)%		(2,359)

NET ASSETS—100.0%		$741,779

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$744,138	$744,138

Total Investments	$744,138	$744,138

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—95.5%
Consumer Discretionary—4.3%
BorgWarner, Inc. (United States)	567	$22
Coway Co., Ltd. (South Korea)	641	47
Delphi Automotive plc (United Kingdom)	749	50
Enercare, Inc. (Canada)	5,310	71
LKQ Corp. (United States)(2)	472	15

		205

Consumer Staples—16.1%
Adecoagro SA (Brazil)(2)	4,010	42
Andersons, Inc. (The) (United States)	425	19
Archer-Daniels-Midland Co. (United States)	2,185	100
BRF SA (Brazil)	1,600	24
Bunge Ltd. (United States)	1,245	90
Dean Foods Co. (United States)	1,048	23
Glanbia plc (Ireland)	1,039	17
Golden Agri-Resources Ltd. (Singapore)	152,500	45
Greencore Group plc (Ireland)	14,816	45
Ingredion, Inc. (United States)	262	33
JBS SA (Brazil)	8,500	30
Kerry Group plc Class A (Ireland)(2)	150	11
Kuala Lumpur Kepong BHD (Malaysia)	2,000	11
KWS Saat SE (Germany)	60	18
Minerva SA (Brazil)(2)	6,800	25
Origin Enterprises plc (Ireland)(2)	4,394	28
PureCircle Ltd. (United Kingdom)(2)	6,672	20
SLC Agricola SA (Brazil)	10,000	44
SunOpta, Inc. (Canada)(2)	3,880	27
Tyson Foods, Inc. Class A (United States)	1,008	62
United Natural Foods, Inc. (United States)(2)	537	26
Wilmar International Ltd. (Singapore)	13,200	33

		773

Energy—1.5%
Cosan Ltd. Class A (Brazil)	8,400	63
Newalta Corp. (Canada)	4,330	7

		70

Financials—2.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (United States)	2,526	48
PICO Holdings, Inc. (United States)(2)	5,805	88

		136

	SHARES	VALUE
Health Care—2.4%
Agilent Technologies, Inc. (United States)	510	$23
Danaher Corp. (United States)	1,059	83
Genus plc (United Kingdom)	511	11

		117

Industrials—25.6%
A.O. Smith Corp. (United States)	499	24
Aalberts Industries NV (Netherlands)	527	17
ABB Ltd. Registered Shares (Switzerland)	735	16
Acuity Brands, Inc. (United States)	131	30
Ag Growth International, Inc. (Canada)	345	13
Ameresco, Inc. Class A (United States)(2)	5,860	32
Amiad Water Systems Ltd. (Israel)	7,152	10
Arcadis NV (Netherlands)	1,973	28
BayWa AG (Germany)	888	29
Broadwind Energy, Inc. (United States)(2)	2,393	10
China Everbright International Ltd. (Hong Kong)	26,000	29
Costain Group plc (United Kingdom)	8,369	36
Covanta Holding Corp. (United States)	5,549	87
Deere & Co. (United States)	304	31
DIRTT Environmental Solutions (Canada)(2)	2,406	11
Eaton Corp. plc (United States)	287	19
FuelCell Energy, Inc. (United States)(2)	582	1
GEA Group AG (Germany)	745	30
H2O Innovation, Inc. (Canada)(2)	9,581	12
HD Supply Holdings, Inc. (United States)(2)	823	35
Honeywell International, Inc. (United States)	425	49
IDEX Corp. (United States)	270	24
Johnson Controls International plc (Ireland)	1,736	72
Kingspan Group plc (Ireland)(2)	611	17
Kubota Corp. (Japan)	3,200	46
Leclanche SA (Switzerland)(2)	4,742	13
Lumenpulse, Inc. (Canada)(2)	1,246	17
METAWATER Co., Ltd. (Japan)	700	17
Norma Group SE (Germany)	197	8
Pentair plc (United States)	699	39
PNE Wind AG (Germany)	9,168	21
Rexnord Corp. (United States)(2)	3,585	70
Roper Technologies, Inc. (United States)	320	59
RPS Group plc (United Kingdom)	7,184	20
Senvion SA (Luxembourg)(2)	1,063	14
Sif Holding NV (Netherlands)(2)	851	14

See Notes to Schedules of Investments

1

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
SiteOne Landscape Supply, Inc. (United States)(2)	1,122	$39
SPX Corp. (United States)(2)	1,110	26
Stantec, Inc. (Canada)	1,027	26
Tetra Tech, Inc. (United States)	355	15
Vestas Wind Systems A/S (Denmark)	1,151	75
Xylem, Inc. (United States)	454	22
Zumtobel Group AG (Austria)	1,514	27

		1,230

Information Technology—6.5%
Daqo New Energy Corp. ADR (China)(2)	559	11
First Solar, Inc. (United States)(2)	789	25
Infineon Technologies AG (Germany)	1,027	18
Itron, Inc. (United States)(2)	242	15
NXP Semiconductors NV (Netherlands)(2)	696	68
Power Integrations, Inc. (United States)	526	36
PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie (Germany)	838	11
Pure Technologies Ltd. (Canada)	14,045	50
SunPower Corp. (United States)(2)	1,965	13
Sunworks, Inc. (United States)(2)	6,006	12
Trimble Inc. (United States)(2)	1,047	32
Universal Display Corp. (United States)(2)	379	21

		312

Materials—13.8%
Agrium, Inc. (Canada)	712	71
Calgon Carbon Corp. (United States)	1,513	26
CF Industries Holdings, Inc. (United States)	1,654	52
Ecolab, Inc. (United States)	325	38
FMC Corp. (United States)	280	16
Israel Chemicals Ltd. (Israel)	3,851	16
Koninklijke DSM NV (Netherlands)	378	23
Monsanto Co. (United States)	1,121	118
Mosaic Co. (The) (United States)	1,422	42
Novozymes A/S Class B (Denmark)	928	32
PhosAgro OAO GDR Registered Shares (Russia)	1,529	23
Potash Corp. of Saskatchewan, Inc. (Canada)	3,125	56
Syngenta AG Registered Shares (Switzerland)	278	110
Yara International ASA (Norway)	989	39

		662

	SHARES	VALUE
Real Estate—0.4%
Gladstone Land Corp. (United States)	1,612	$18

Utilities—22.1%
American Water Works Co., Inc. (United States)	331	24
Aqua America, Inc. (United States)	1,255	38
Atlantica Yield plc (United Kingdom)	1,177	23
Azure Power Global Ltd. (India)(2)	569	10
Beijing Enterprises Water Group Ltd. Class H (Hong Kong)	44,000	29
Capital Stage AG (Germany)	2,492	17
China Water Affairs Group Ltd. (Bermuda)	18,000	12
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	2,904	25
EDP Renovaveis SA (Spain)	11,834	75
Energiekontor AG (Germany)	3,291	52
Energy Development Corp. (Philippines)	146,000	15
Guangdong Investments Ltd. (China)	24,000	32
Huaneng Renewables Corp., Ltd. Class H (China)	148,000	48
Iberdrola SA (Spain)	8,648	57
Innogy SE (Germany)(2)	1,466	51
Manila Water Co., Inc. (Philippines)	25,000	14
National Grid plc (United Kingdom)	885	10
NextEra Energy, Inc. (United States)	201	24
Northland Power, Inc. (Canada)	535	9
NRG Yield, Inc. Class C (United States)	2,611	41
Pattern Energy Group, Inc. (United States)	1,403	27
Pennon Group plc (United Kingdom)	3,051	31
Renewables Infrastructure Group Ltd. (The) (United Kingdom)	29,079	39
Saeta Yield SA (Spain)	1,765	15
SevernTrent plc (United Kingdom)	1,739	48
Silver Spring Networks, Inc. (United States)(2)	3,664	49
Suez SA (France)	5,422	80
United Utilities Group plc (United Kingdom)	7,199	80
Veolia Environnement SA (France)	4,911	84

		1,059

TOTAL COMMON STOCK (Identified Cost $4,582)		4,582

CLOSED END FUND—0.8%
Utilities—0.8%
Greencoat UK Wind plc Fund (United Kingdom)(3)	26,462	39

See Notes to Schedules of Investments

2

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
TOTAL CLOSED END FUND (Identified Cost $39)		39

TOTAL LONG TERM INVESTMENTS—96.3% (Identified Cost $4,621)		4,621

SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Fidelity Institutional Money Market Portfolio - Institutional Shares (seven-day effective yield 0.300%)(3)	14,825	$15

TOTAL SHORT-TERM INVESTMENT (Identified Cost $15)		15

TOTAL INVESTMENTS—96.6% (Identified Cost $4,636)		4,636	(1)
Other assets and liabilities, net—3.4%		161

NET ASSETS—100.0%		$4,797

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

3

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	42%
United Kingdom	9
Canada	8
Germany	5
Brazil	5
Ireland	4
France	4
Other	23

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Closed End Fund	$39	$39
Common Stocks	4,582	4,582
Short-Term Investment	15	15

Total Investments	$4,636	$4,636

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $367 were transferred from Level 2 into Level 1 since starting to use an exchange price.

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%
Consumer Discretionary—15.9%
Alimentation Couche -Tard, Inc. Class B (Canada)	809,590	$36,709
Domino’s Pizza Group plc (United Kingdom)	4,100,419	18,233
Hermes International SA (France)	35,296	14,490
LVMH Moet Hennessy Louis Vuitton SE (France)	73,867	14,105
Naspers Ltd. Class N (South Africa)	206,759	30,322
Paddy Power Betfair plc (Ireland)	206,707	22,085
Priceline Group, Inc. (The) (United States)(2)	19,833	29,076
Shimano, Inc. (Japan)	115,700	18,156
Sodexo SA (France)	125,147	14,386

		197,562

Consumer Staples—38.5%
Ambev S.A. Sponsored ADR (Brazil)	2,926,089	14,367
Anheuser-Busch InBev N.V. (Belgium)	374,072	39,593
British American Tobacco plc (United Kingdom)	1,298,479	73,956
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	2,571	13,318
Diageo plc (United Kingdom)	845,206	21,979
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	327,311	24,944
Imperial Brands plc (United Kingdom)	391,782	17,104
Japan Tobacco, Inc. (Japan)	550,500	18,106
L’Oreal SA (France)	74,667	13,629
Nestle S.A. Registered Shares (Switzerland)	543,354	38,979
Philip Morris International, Inc. (United States)	773,178	70,738
Reckitt Benckiser Group plc (United Kingdom)	709,258	60,190
Unicharm Corp. (Japan)	971,000	21,248
Unilever N.V. CVA (Netherlands)	1,238,869	51,010

		479,161

Financials—10.6%
Housing Development Finance Corp. Bank Ltd. (India)	3,658,427	65,018
Housing Development Finance Corp. Ltd. (India)	2,388,116	44,427
Lloyds Banking Group plc (United Kingdom)	10,054,875	7,746
UBS Group AG Registered Shares (Switzerland)(2)	990,406	15,513

		132,704

Health Care—10.9%
Coloplast A/S Class B (Denmark)	199,332	13,443

	SHARES	VALUE
Health Care—(continued)
CSL Ltd. (Australia)	174,498	$12,644
Essilor International SA (France)	162,885	18,407
Grifols SA (Spain)	1,062,554	21,117
Novo Nordisk A/S Class B (Denmark)	387,504	13,975
Ramsay Health Care Ltd. (Australia)	231,995	11,435
Roche Holding AG (Switzerland)	199,007	45,457

		136,478

Industrials—7.8%
Aena SA (Spain)(3)	157,934	21,554
Bureau Veritas SA (France)	1,168,581	22,646
Canadian National Railway Co. (Canada)	503,818	33,907
DCC plc (Ireland)	253,829	18,895

		97,002

Information Technology—12.8%
Accenture plc Class A (United States)	198,370	23,235
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	280,515	24,632
MasterCard, Inc. Class A (United States)	413,876	42,733
SAP SE (Germany)	487,759	42,518
Tencent Holdings Ltd. (China)	1,070,135	26,179

		159,297

Real Estate—2.6%
Daito Trust Construction Co., Ltd. (Japan)	132,600	19,945
Link REIT (The) (Hong Kong)	1,938,624	12,600

		32,545

TOTAL COMMON STOCKS (Identified Cost $953,795)		1,234,749

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $953,795)		1,234,749

TOTAL INVESTMENTS—99.1% (Identified Cost $953,795)		1,234,749	(1)
Other assets and liabilities, net—0.9%		10,981

NET ASSETS—100.0%		$1,245,730

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedules of Investments

1

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $21,554 or 1.7% of net assets.

See Notes to Schedules of Investments

2

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	16%
United States	13
Switzerland	9
India	9
France	8
Japan	6
Canada	6
Other	33

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,234,749	$1,234,749

Total Investments	$1,234,749	$1,234,749

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $249,758 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—61.7%
Consumer Discretionary—17.9%
Advance Auto Parts, Inc.	172	$29
Amazon.com, Inc.(2)	173	130
AutoNation, Inc.(2)	143	7
AutoZone, Inc.(2)	71	56
Best Buy Co., Inc.	3,896	166
CarMax, Inc.(2)	426	27
Carnival Corp.	1,124	59
CBS Corp. Class B	1,578	100
Charter Communications, Inc. Class A(2)	190	55
Chipotle Mexican Grill, Inc.(2)	21	8
Comcast Corp. Class A	1,895	131
Darden Restaurants, Inc.	62	5
Discovery Communications, Inc. Class A(2)	563	15
Discovery Communications, Inc. Class C(2)	862	23
Expedia, Inc.	44	5
Foot Locker, Inc.	277	20
Gap, Inc. (The)	434	10
Garmin Ltd.	1,511	73
Genuine Parts Co.	1,140	109
Harley-Davidson, Inc.	2,928	171
Harman International Industries, Inc.	945	105
Hasbro, Inc.	1,007	78
Home Depot, Inc. (The)	1,065	143
Interpublic Group of Cos., Inc. (The)	2,542	59
L Brands, Inc.	494	33
Leggett & Platt, Inc.	1,354	66
LKQ Corp.(2)	2,245	69
Lowe’s Cos., Inc.	752	53
Marriott International, Inc. Class A	835	69
Mattel, Inc.	2,959	82
McDonald’s Corp.	712	87
Mohawk Industries, Inc.(2)	649	130
Netflix, Inc.(2)	230	28
Newell Rubbermaid, Inc.	3,635	162
NIKE, Inc. Class B	3,527	179
O’Reilly Automotive, Inc.(2)	227	63
Omnicom Group, Inc.	1,507	128
Priceline Group, Inc. (The)(2)	29	43
Ross Stores, Inc.	667	44
Royal Caribbean Cruises Ltd.	438	36
Scripps Networks Interactive, Inc. Class A	369	26

	SHARES	VALUE
Consumer Discretionary—(continued)
Starbucks Corp.	1,215	$67
Tegna, Inc.	813	17
TJX Cos., Inc. (The)	1,044	78
TripAdvisor, Inc.(2)	17	1
Urban Outfitters, Inc.(2)	124	4
Wyndham Worldwide Corp.	283	22
Wynn Resorts Ltd.	1,815	157
Yum! Brands, Inc.	267	17

		3,245

Consumer Staples—4.9%
Altria Group, Inc.	1,142	77
Brown-Forman Corp. Class B	934	42
Campbell Soup Co.	91	5
Conagra Brands, Inc.	225	9
Constellation Brands, Inc. Class A	912	140
General Mills, Inc.	342	21
Hershey Co. (The)	89	9
Hormel Foods Corp.	181	6
J.M. Smucker Co. (The)	67	9
Kellogg Co.	145	11
Kraft Heinz Co.(The)	335	29
McCormick & Co., Inc.	51	5
Mead Johnson Nutrition Co.	95	7
Molson Coors Brewing Co. Class B	1,825	178
Mondelez International, Inc. Class A	863	38
Philip Morris International, Inc.	910	83
Reynolds American, Inc.	449	25
Sysco Corp.	3,346	185
Tyson Foods, Inc. Class A	156	10

		889

Energy—2.2%
Helmerich & Payne, Inc.	1,468	114
Marathon Petroleum Corp.	999	50
Phillips 66	902	78
Tesoro Corp.	240	21
Transocean Ltd.(2)	5,237	77
Valero Energy Corp.	913	63

		403

Financials—6.1%
Aflac, Inc.	404	28
Allstate Corp. (The)	390	29

See Notes to Schedules of Investments

1

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
AON plc	560	$62
Bank of America Corp.	1,819	40
BB&T Corp.	702	33
Charles Schwab Corp. (The)	1,078	43
CHUBB Ltd.	471	62
Cincinnati Financial Corp.	149	11
Citigroup, Inc.	518	31
Citizens Financial Group, Inc.	434	15
Comerica, Inc.	4	—
Fifth Third Bancorp	653	18
Gallagher (Arthur J.) & Co.	352	18
Goldman Sachs Group, Inc. (The)	346	83
Huntington Bancshares, Inc.	886	12
JPMorgan Chase & Co.	650	56
KeyCorp.	916	17
Lincoln National Corp.	217	14
M&T Bank Corp.	135	21
Marsh & McLennan Cos., Inc.	1,039	70
MetLife, Inc.	1,084	58
Morgan Stanley	1,321	56
People’s United Financial, Inc.	14	—
PNC Financial Services Group, Inc. (The)	428	50
Principal Financial Group, Inc.	250	15
Progressive Corp. (The)	667	24
Prudential Financial, Inc.	433	45
Regions Financial Corp.	1,050	15
SunTrust Banks, Inc.	433	24
Travelers Cos., Inc. (The)	335	41
U.S. Bancorp	271	14
Unum Group	200	9
Wells Fargo & Co.	813	45
Willis Towers Watson plc	283	35
XL Group Ltd.	327	12
Zions Bancorp	81	4

		1,110

Health Care—3.0%
Abbott Laboratories	705	27
Aetna, Inc.	229	28
Agilent Technologies, Inc.	450	21
Anthem, Inc.	162	23
Bard (C.R.), Inc.	14	3
Baxter International, Inc.	280	12

	SHARES	VALUE
Health Care—(continued)
Becton, Dickinson & Co.	90	$15
Boston Scientific Corp.(2)	463	10
Centene Corp.(2)	102	6
Cigna Corp.	162	22
Danaher Corp.	208	16
Edwards Lifesciences Corp.(2)	76	7
Hologic, Inc.(2)	87	3
Humana, Inc.	97	20
Illumina, Inc.(2)	257	33
Intuitive Surgical, Inc.(2)	22	14
Medtronic plc	581	41
Mettler-Toledo International, Inc.(2)	18	8
PerkinElmer, Inc.	138	7
St. Jude Medical, Inc.	85	7
Stryker Corp.	124	15
Thermo Fisher Scientific, Inc.	566	80
UnitedHealth Group, Inc.	590	94
Varian Medical Systems, Inc.(2)	20	2
Waters Corp.(2)	110	15
Zimmer Biomet Holdings, Inc.	60	6

		535

Industrials—9.9%
3M Co.	210	37
Allegion plc	261	17
Arconic, Inc.	90	2
Boeing Co. (The)	238	37
Cintas Corp.	1,566	181
Deere & Co.	1,833	189
Dover Corp.	216	16
Dun & Bradstreet Corp. (The)	96	12
Equifax, Inc.	449	53
Expeditors International of Washington, Inc.	223	12
FedEx Corp.	326	61
Flowserve Corp.	161	8
Fortive Corp.	362	19
Fortune Brands Home & Security, Inc.	427	23
General Dynamics Corp.	90	15
General Electric Co.	3,415	108
Honeywell International, Inc.	284	33
Hunt (J.B.) Transport Services, Inc.	1,254	122
Illinois Tool Works, Inc.	430	53
Ingersoll-Rand plc	342	26

See Notes to Schedules of Investments

2

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Johnson Controls International plc	2,621	$108
L-3 Communications Holdings, Inc.	8	1
Lockheed Martin Corp.	94	23
Masco Corp.	913	29
Nielsen Holdings plc	1,225	51
Northrop Grumman Corp.	54	13
Parker Hannifin Corp.	176	25
Pentair plc	220	12
Raytheon Co.	97	14
Republic Services, Inc.	844	48
Robinson (C.H.) Worldwide, Inc.	176	13
Rockwell Collins, Inc.	38	3
Roper Technologies, Inc.	26	5
Ryder System, Inc.	765	57
Snap-on, Inc.	72	12
Stanley Black & Decker, Inc.	180	21
Stericycle, Inc.(2)	380	29
Textron, Inc.	69	3
TransDigm Group, Inc.	23	6
United Parcel Service, Inc. Class B	908	104
United Technologies Corp.	285	31
Verisk Analytics, Inc.(2)	533	43
Waste Management, Inc.	1,605	114
Xylem, Inc.	212	10

		1,799

Information Technology—8.8%
Activision Blizzard, Inc.	2,280	82
Adobe Systems, Inc.(2)	544	56
Akamai Technologies, Inc.(2)	13	1
Alliance Data Systems Corp.	12	3
Alphabet, Inc. Class A(2)	70	56
Alphabet, Inc. Class C(2)	73	56
Amphenol Corp. Class A	1,282	86
Analog Devices, Inc.	100	7
Apple, Inc.	1,402	162
Applied Materials, Inc.	3,254	105
Autodesk, Inc.(2)	283	21
Automatic Data Processing, Inc.	160	16
Broadcom Ltd.	143	25
CA, Inc.	42	1
Citrix Systems, Inc.(2)	152	14
Corning, Inc.	3,855	94

	SHARES	VALUE
Information Technology—(continued)
eBay, Inc.(2)	211	$6
Electronic Arts, Inc.(2)	1,014	80
Facebook, Inc. Class A(2)	459	53
Fidelity National Information Services, Inc.	83	6
Fiserv, Inc.(2)	85	9
Global Payments, Inc.	37	3
Hewlett Packard Enterprise Co.	394	9
HP, Inc.	427	6
Intel Corp.	1,542	56
Intuit, Inc.	286	33
KLA-Tencor Corp.	472	37
Lam Research Corp.	501	53
Linear Technology Corp.	78	5
MasterCard, Inc. Class A	343	35
Microchip Technology, Inc.	60	4
Micron Technology, Inc.(2)	341	8
Microsoft Corp.	2,287	142
NetApp, Inc.	1	—
NVIDIA Corp.	150	16
Oracle Corp.	921	35
Paychex, Inc.	87	5
PayPal Holdings, Inc.(2)	394	16
Qorvo, Inc.(2)	4	—
QUALCOMM, Inc.	516	34
Red Hat, Inc.(2)	40	3
salesforce.com, Inc.(2)	645	44
Seagate Technology plc	61	2
Skyworks Solutions, Inc.	65	5
Symantec Corp.	167	4
Texas Instruments, Inc.	369	27
Total System Services, Inc.	24	1
Visa, Inc. Class A	666	52
Western Digital Corp.	42	3
Western Union Co. (The)	106	2
Xerox Corp.	182	2
Xilinx, Inc.	75	5
Yahoo!, Inc.(2)	153	6

		1,592

Materials—5.8%
Albemarle Corp.	209	18
Avery Dennison Corp.	311	22
Dow Chemical Co. (The)	1,435	82

See Notes to Schedules of Investments

3

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Du Pont (E.I.) de Nemours & Co.	1,099	$81
Eastman Chemical Co.	206	15
Ecolab, Inc.	428	50
International Flavors & Fragrances, Inc.	122	14
International Paper Co.	1,616	86
Martin Marietta Materials, Inc.	374	83
Newmont Mining Corp.	5,484	187
Nucor Corp.	2,867	171
PPG Industries, Inc.	434	41
Sealed Air Corp.	661	30
Sherwin-Williams Co. (The)	121	33
Vulcan Materials Co.	832	104
WestRock Co.	857	43

		1,060

Real Estate—2.0%
American Tower Corp.	387	41
Crown Castle International Corp.	307	27
Digital Realty Trust, Inc.	151	15
Equinix, Inc.	66	24
Extra Space Storage, Inc.	106	8
Iron Mountain, Inc.	129	4
Prologis, Inc.	3,478	184
Public Storage	157	35
Weyerhaeuser Co.	747	22

		360

Utilities—1.1%
Ameren Corp.	194	10
CenterPoint Energy, Inc.	320	8
CMS Energy Corp.	207	9
Consolidated Edison, Inc.	245	18
Dominion Resources, Inc.	491	37
DTE Energy Co.	152	15
NiSource, Inc.	212	5
Public Service Enterprise Group, Inc.	434	19
SCANA Corp.	99	7
Sempra Energy	409	41
WEC Energy Group, Inc.	557	33

		202

TOTAL COMMON STOCKS (Identified Cost $10,135)		11,195

	SHARES	VALUE
EXCHANGE-TRADED FUNDS(3)—38.3%
iShares China Large-Cap	24,413	$847
iShares MSCI Australia Index Fund	44,886	908
iShares MSCI Brazil Capped Index Fund	24,734	825
iShares MSCI Canada Index Fund	35,537	929
iShares MSCI Hong Kong Index Fund	41,640	811
iShares MSCI Japan Index Fund	17,931	876
iShares MSCI Switzerland Capped Index Fund	30,997	913
iShares MSCI Taiwan Index Fund	28,929	850

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $6,810)		6,959

TOTAL LONG TERM INVESTMENTS—100.0% (Identified Cost $16,945)		18,154

TOTAL INVESTMENTS—100.0% (Identified Cost $16,945)		18,154	(1)
Other assets and liabilities, net—0.0%		(3)

NET ASSETS—100.0%		$18,151

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$11,195	$11,195
Exchange-Traded Funds	6,959	6,959

Total Investments	$18,154	$18,154

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.8%
Energy—19.9%
Enbridge, Inc. (Canada)	86,320	$3,636
Inter Pipeline Ltd. (Canada)	36,245	800
Kinder Morgan, Inc. (United States)	154,795	3,206
ONEOK, Inc. (United States)	13,080	751
Pembina Pipeline Corp. (Canada)	37,755	1,180
Plains GP Holdings LP Class A (United States)	29,125	1,010
Spectra Energy Corp. (United States)	61,995	2,547
Tallgrass Energy GP LP (United States)	36,870	988
Targa Resources Corp. (United States)	27,615	1,548
TransCanada Corp. (Canada)	86,425	3,902
Williams Cos., Inc. (The) (United States)	53,195	1,657

		21,225

Industrials—26.8%
Abertis Infraestructuras SA (Spain)	206,705	2,893
Aena SA (Spain)(3)	23,835	3,253
Atlantia SpA (Italy)	163,101	3,822
Auckland International Airport Ltd. (New Zealand)	427,879	1,858
Canadian Pacific Railway Ltd. (Canada)	7,765	1,109
CSX Corp. (United States)	47,205	1,696
Ferrovial SA (Spain)	44,960	804
Flughafen Zuerich AG (Switzerland)	9,580	1,777
Sydney Airport (Australia)	448,620	1,939
Transurban Group (Australia)	789,345	5,879
Union Pacific Corp. (United States)	24,300	2,519
Vinci SA (France)	15,360	1,046

		28,595

Real Estate—7.2%
American Tower Corp. (United States)	39,630	4,188
Crown Castle International Corp. (United States)	40,715	3,533

		7,721

Telecommunication Services—3.2%
BCE, Inc. (Canada)	21,030	909
Cellnex Telecom SA (Spain)(3)	83,370	1,199
TELUS Corp. (Canada)	41,050	1,307

		3,415

Utilities—42.7%
ALLETE, Inc. (United States)	18,990	1,219
American Electric Power Co., Inc. (United States)	35,735	2,250
American Water Works Co., Inc. (United States)	31,800	2,301

	SHARES	VALUE
Utilities—(continued)
APA Group (Australia)	160,525	$993
Aqua America, Inc. (United States)	34,420	1,034
Atmos Energy Corp. (United States)	14,550	1,079
Black Hills Corp. (United States)	22,110	1,356
CMS Energy Corp. (United States)	31,910	1,328
Dominion Resources, Inc. (United States)	33,890	2,596
DTE Energy Co. (United States)	23,190	2,284
Edison International (United States)	19,880	1,431
Emera, Inc. (Canada)	23,385	791
Eversource Energy (United States)	18,125	1,001
Iberdrola SA (Spain)	285,705	1,875
Innogy SE (Germany)(2)(3)	32,980	1,146
National Grid plc (United Kingdom)	230,430	2,702
NextEra Energy, Inc. (United States)	37,460	4,475
NiSource, Inc. (United States)	79,760	1,766
ONE Gas, Inc. (United States)	14,265	912
PG&E Corp. (United States)	38,115	2,316
Red Electrica Corp. SA (Spain)	39,825	751
Scottish & Southern Energy plc (United Kingdom)	58,190	1,114
Sempra Energy (United States)	32,955	3,317
South Jersey Industries, Inc. (United States)	29,616	998
Spire, Inc. (United States)	15,500	1,001
Vectren Corp. (United States)	20,860	1,088
WEC Energy Group, Inc. (United States)	21,845	1,281
XCEL Energy, Inc. (United States)	29,020	1,181

		45,586

TOTAL COMMON STOCKS (Identified Cost $103,139)		106,542

TOTAL LONG TERM INVESTMENTS—99.8% (Identified Cost $103,139)		106,542

TOTAL INVESTMENTS—99.8% (Identified Cost $103,139)		106,542	(1)
Other assets and liabilities, net—0.2%		160

NET ASSETS—100.0%		$106,702

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $5,598 or 5.2% of net assets.

See Notes to Schedules of Investments

1

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	56%
Canada	13
Spain	10
Australia	8
Italy	4
United Kingdom	3
New Zealand	2
Other	4

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$106,542	$106,542

Total Investments	$106,542	$106,542

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $10,668 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Consumer Discretionary—15.7%
Alimentation Couche -Tard, Inc. Class B (Canada)	96,921	$4,395
Amazon.com, Inc. (United States)(2)	8,537	6,402
Dollar Tree, Inc. (United States)(2)	26,984	2,083
Naspers Ltd. Class N (South Africa)	14,991	2,198
NIKE, Inc. Class B (United States)	67,797	3,446
Priceline Group, Inc. (The) (United States)(2)	2,107	3,089
Starbucks Corp. (United States)	59,665	3,312
TJX Cos., Inc. (The) (United States)	33,927	2,549

		27,474

Consumer Staples—30.7%
Altria Group, Inc. (United States)	110,753	7,489
Anheuser-Busch InBev N.V. (Belgium)	42,483	4,497
British American Tobacco plc (United Kingdom)	139,657	7,954
Casey’s General Stores, Inc. (United States)	18,586	2,209
Coca-Cola Co. (The) (United States)	112,482	4,664
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	40,415	3,080
Nestle S.A. Registered Shares (Switzerland)	44,964	3,226
Philip Morris International, Inc. (United States)	72,586	6,641
Reckitt Benckiser Group plc (United Kingdom)	75,771	6,430
Reynolds American, Inc. (United States)	58,661	3,287
Unilever N.V. CVA (Netherlands)	98,278	4,047

		53,524

Financials—16.6%
Berkshire Hathaway, Inc. Class B (United States)(2)	34,452	5,615
Housing Development Finance Corp. Bank Ltd. (India)	339,815	6,039
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,872	174
Housing Development Finance Corp. Ltd. (India)	263,341	4,899
M&T Bank Corp. (United States)	22,561	3,529
PNC Financial Services Group, Inc. (The) (United States)	16,702	1,954
Wells Fargo & Co. (United States)	122,561	6,755

		28,965

Health Care—11.1%
Abbott Laboratories (United States)	77,816	2,989

	SHARES	VALUE
Health Care—(continued)
Bristol-Myers Squibb Co. (United States)	43,288	$2,530
Medtronic plc (United States)	47,623	3,392
Roche Holding AG (Switzerland)	23,622	5,396
UnitedHealth Group, Inc. (United States)	31,140	4,983

		19,290

Information Technology—21.5%
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	29,312	2,574
Alphabet, Inc. Class C (United States)(2)	9,817	7,577
Facebook, Inc. Class A (United States)(2)	21,184	2,437
MasterCard, Inc. Class A (United States)	69,026	7,127
PayPal Holdings, Inc. (United States)(2)	88,355	3,488
SAP SE (Germany)	51,899	4,524
Tencent Holdings Ltd. (China)	112,541	2,753
Visa, Inc. Class A (United States)	89,618	6,992

		37,472

Materials—1.9%
Martin Marietta Materials, Inc. (United States)	15,305	3,390

Real Estate—1.4%
American Tower Corp. (United States)	23,453	2,478

TOTAL COMMON STOCKS (Identified Cost $137,494)		172,593

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $137,494)		172,593

TOTAL INVESTMENTS—98.9% (Identified Cost $137,494)		172,593	(1)
Other assets and liabilities, net—1.1%		1,862

NET ASSETS—100.0%		$174,455

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	64%
United Kingdom	8
India	6
Switzerland	5
China	3
Germany	3
Belgium	3
Other	8

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$172,593	$172,593

Total Investments	$172,593	$172,593

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $13,691 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.9%
Australia—4.8%
Dexus Property Group	243,339	$1,689
GPT Group (The) - In Specie(2)(3)(5)	13,566	1
National Storage REIT	1,194,000	1,288
Scentre Group	898,389	3,008
Westfield Corp.	401,350	2,717

		8,703

Austria—0.4%
Atrium European Real Estate Ltd.(2)	168,000	695

Canada—3.0%
Allied Properties Real Estate Investment Trust	70,385	1,885
Canadian Real Estate Investment Trust	22,475	775
First Capital Realty, Inc.	53,880	829
RioCan Real Estate Investment Trust	95,662	1,897

		5,386

Finland—0.9%
Citycon OYJ(2)	695,232	1,711

France—1.7%
Klepierre	53,620	2,108
Mercialys SA	45,150	915

		3,023

Germany—4.8%
ADO Properties SA(4)	64,542	2,175
Deutsche Wohnen AG	56,075	1,761
LEG Immobilien AG	8,304	645
TLG Immobilien AG	65,400	1,232
Vonovia SE	88,848	2,891

		8,704

Hong Kong—1.8%
Hysan Development Co., Ltd.	106,000	438
Link REIT (The)	425,504	2,766

		3,204

Italy—0.2%
Beni Stabili SpA	738,062	422

Japan—6.3%
GLP J-REIT	1,052	1,212
Hulic Co., Ltd.	131,900	1,173

	SHARES	VALUE
Japan—(continued)
Invincible Investment Corp.	1,735	$782
Japan Real Estate Investment Corp.	218	1,188
Kenedix Office Investment Corp.	231	1,328
Kenedix Retail REIT Corp.	385	878
LaSalle Logiport REIT	1,506	1,426
Nippon Building Fund, Inc.	217	1,201
Nippon Prologis REIT, Inc.(2)	593	1,212
United Urban Investment Corp.	688	1,047

		11,447

Mexico—0.3%
PLA Administradora Industrial S de Rl de CV(2)	60,722	77
Prologis Property Mexico SA de CV(2)	329,800	472

		549

Netherlands—2.4%
Unibail-Rodamco SE	18,448	4,403

Norway—0.7%
Entra ASA(4)	132,500	1,316

Singapore—0.7%
CapitaLand Mall Trust	432,450	563
Global Logistic Properties Ltd.	409,500	622

		1,185

Spain—1.4%
Axiare Patrimonio SOCIMI SA	90,024	1,310
Hispania Activos Inmobiliarios SOCIMI SA	99,318	1,170

		2,480

Sweden—0.9%
Castellum AB	114,410	1,568

United Kingdom—5.7%
Big Yellow Group plc	125,728	1,062
British Land Co. plc	143,500	1,113
Derwent London plc	28,910	988
Great Portland Estates plc	59,276	488
Hammerson plc	190,420	1,345
Land Securities Group plc	108,131	1,421
Safestore Holdings plc	238,557	1,029
SEGRO plc	219,690	1,240
Unite Group plc (The)	215,400	1,609

		10,295

See Notes to Schedules of Investments

1

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—61.9%
American Campus Communities, Inc.	44,738	$2,227
American Homes 4 Rent Class A	74,050	1,554
Apartment Investment & Management Co. Class A	50,100	2,277
AvalonBay Communities, Inc.	19,565	3,466
Boston Properties, Inc.	20,528	2,582
Brixmor Property Group, Inc.	118,633	2,897
Coresite Realty Corp.	28,300	2,246
Cousins Properties, Inc.	111,400	948
CubeSmart	138,975	3,720
CyrusOne, Inc.	20,500	917
DCT Industrial Trust, Inc.	80,298	3,845
Digital Realty Trust, Inc.	50,450	4,957
Douglas Emmett, Inc.	85,695	3,133
Duke Realty Corp.	138,531	3,679
Equinix, Inc.	5,400	1,930
Equity Lifestyle Properties, Inc.	23,746	1,712
Equity Residential	37,415	2,408
Essex Property Trust, Inc.	19,491	4,532
Extra Space Storage, Inc.	39,745	3,070
Federal Realty Investment Trust	19,900	2,828
General Growth Properties, Inc.	63,719	1,592
Healthcare Realty Trust, Inc.	57,321	1,738
Healthcare Trust of America, Inc. Class A	87,800	2,556
Highwoods Properties, Inc.	49,806	2,541
Host Hotels & Resorts, Inc.	72,708	1,370
Kilroy Realty Corp.	55,875	4,091
Paramount Group, Inc.	151,440	2,421
Parkway, Inc.(2)	9,825	219
Pebblebrook Hotel Trust	36,509	1,086
Prologis, Inc.	97,798	5,163
Public Storage	18,122	4,050
Regency Centers Corp.	51,650	3,561
RLJ Lodging Trust	62,550	1,532
Simon Property Group, Inc.	46,031	8,178
STORE Capital Corp.	113,672	2,809
Sun Communities, Inc.	38,450	2,946
Tanger Factory Outlet Centers	79,750	2,853
Ventas, Inc.	36,372	2,274
Vornado Realty Trust	48,600	5,072

	SHARES	VALUE
United States—(continued)
Welltower, Inc.	11,919	$798

		111,778

TOTAL COMMON STOCKS (Identified Cost $168,621)		176,869

TOTAL LONG TERM INVESTMENTS—97.9% (Identified Cost $168,621)		176,869

TOTAL INVESTMENTS—97.9% (Identified Cost $168,621)		176,869	(1)
Other assets and liabilities, net—2.1%		3,719

NET ASSETS—100.0%		$180,588

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $3,491 or 1.9% of net assets.

(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

See Notes to Schedules of Investments

2

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	63%
Japan	6
United Kingdom	6
Germany	5
Australia	5
Canada	3
Netherlands	3
Other	9

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$176,869	$176,868	$—	$1

Total Investments	$176,869	$176,868	$—	$1

There are no Level 2 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $ 24,539 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2016:	$0	(1)
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1
Purchases	—
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2016	$1	(1)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(1)	Includes internally fair valued security

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.9%
Health Care—0.9%
Grifols SA Class B, 2.350% (Spain)	10,905	$175

TOTAL PREFERRED STOCK (Identified Cost $179)		175

COMMON STOCKS—98.0%
Consumer Discretionary—14.1%
Christian Dior SE (France)	865	182
Domino’s Pizza Group plc (United Kingdom)	74,879	333
Hermes International SA (France)	1,184	486
LVMH Moet Hennessy Louis Vuitton SE (France)	986	188
Paddy Power Betfair plc (Ireland)	3,323	355
Priceline Group, Inc. (The) (United States)(2)	556	815
Sodexo SA (France)	2,063	237

		2,596

Consumer Staples—38.6%
Anheuser-Busch InBev N.V. (Belgium)	5,176	548
British American Tobacco plc (United Kingdom)	21,506	1,225
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	42	217
Diageo plc (United Kingdom)	8,713	227
Heineken N.V. (Netherlands)	4,808	361
Imperial Brands plc (United Kingdom)	7,396	323
L’Oreal SA (France)	1,798	328
Nestle S.A. Registered Shares (Switzerland)	12,325	884
Pernod-Ricard SA (France)	2,328	252
Philip Morris International, Inc. (United States)	9,956	911
Reckitt Benckiser Group plc (United Kingdom)	11,143	946
Unilever N.V. CVA (Netherlands)	21,092	868

		7,090

Financials—6.0%
ABN AMRO Group N.V. CVA (Netherlands)(3)	10,823	240
Lloyds Banking Group plc (United Kingdom)	147,058	113
Reinet Investments SCA (Luxembourg)	7,051	130
Svenska Handelsbanken AB Class A (Sweden)	16,791	233
UBS Group AG Registered Shares (Switzerland)(2)	23,901	375

		1,091

Health Care—13.9%
Coloplast A/S Class B (Denmark)	4,571	308

	SHARES	VALUE
Health Care—(continued)
Essilor International SA (France)	4,296	$486
Fresenius Medical Care AG & Co. KGaA (Germany)	5,694	482
Grifols SA (Spain)	15,763	313
Novo Nordisk A/S Class B (Denmark)	5,250	190
Roche Holding AG (Switzerland)	3,398	776

		2,555

Industrials—9.8%
Aena SA (Spain)(3)	3,262	445
Bureau Veritas SA (France)	15,643	303
DCC plc (Ireland)	3,151	234
DKSH Holding AG (Switzerland)	2,774	191
Flughafen Zuerich AG (Switzerland)	1,714	318
Vinci SA (France)	4,372	298

		1,789

Information Technology—10.2%
Accenture plc Class A (United States)	5,444	638
Amadeus IT Group SA (Spain)	8,326	378
SAP SE (Germany)	9,876	861

		1,877

Materials—4.4%
Air Liquide SA (France)	4,119	458
HeidelbergCement AG (Germany)	1,995	186
Randgold Resources Ltd. (United Kingdom)	1,143	90
Randgold Resources Ltd. ADR (Jersey)	844	65

		799

Real Estate—1.0%
Unibail-Rodamco SE (Netherlands)	790	188

TOTAL COMMON STOCKS (Identified Cost $15,675)		17,985

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $15,854)		18,160

TOTAL INVESTMENTS—98.9% (Identified Cost $15,854)		18,160	(1)
Other assets and liabilities, net—1.1%		198

NET ASSETS—100.0%		$18,358

Abbreviation:

ADR	American Depositary Receipt

See Notes to Schedules of Investments

1

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $685 or 3.7% of net assets.

See Notes to Schedules of Investments

2

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	18%
France	18
Switzerland	15
United States	13
Netherlands	9
Germany	9
Spain	7
Other	11

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$17,985	$17,985
Preferred Stock	175	175

Total Investments	$18,160	$18,160

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS(3)—71.0%
Equity Funds—40.4%
Adams Diversified Equity Fund, Inc.	126,991	$1,614
Adams Natural Resources Fund, Inc.	82,946	1,673
Allianzgi NFJ Dividend Interest & Premium Strategy Fund	111,708	1,409
Alpine Total Dynamic Dividend Fund	205,809	1,560
BlackRock Science & Technology Trust	137,284	2,463
Boulder Growth & Income Fund, Inc.	301,002	2,691
Central Securities Corp.	101,615	2,214
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	33,913	369
Gabelli Healthcare & WellnessRx Trust (The)	73,525	693
General American Investors Co., Inc.	32,686	1,018
Kayne Anderson Energy Total Return Fund, Inc.	53,522	632
Liberty All Star Equity Fund	203,633	1,051
Nuveen Dow 30sm Dynamic Overwrite Fund	21,954	329
Nuveen S&P 500 Buy-Write Income Fund	81,841	1,041
Salient Midstream & MLP Fund	91,165	1,238
Source Capital, Inc.	14,320	514
Tortoise Pipeline & Energy Fund, Inc.	41,056	886
Tri-Continental Corp.	24,736	546
Western Asset (Claymore Inflation-Linked Securities & Income Fund)	12,974	149

		22,090

Fixed Income Fund—12.7%
BlackRock Credit Allocation Income Trust IV	18,884	245
NexPoint Credit Strategies Fund	166,079	3,782
PIMCO Dynamic Credit Income Fund	127,610	2,580
Tortoise Power and Energy Infrastructure Fund, Inc.	6,500	145
Western Asset (Claymore Inflation-Linked Opportunities & Income Fund)	16,000	178

		6,930

International Equity Funds—16.2%
Aberdeen Japan Equity Fund, Inc.	106,643	787
Alpine Global Dynamic Dividend Fund	106,859	937
Clough Global Opportunities Fund	40,477	362
Delaware Enhanced Global Dividend and Income Fund	18,872	191
First Trust Dynamic Europe Equity Income Fund	47,755	741
Japan Smaller Capitalization Fund, Inc.	97,928	952

	SHARES	VALUE
International Equity Funds—(continued)
New Germany Fund, Inc. (The)	56,890	$744
Taiwan Fund, Inc. (The)(2)	18,577	299
Tekla Healthcare Opportunities Fund	147,806	2,294
Tekla World Healthcare Fund	108,290	1,390
Templeton Dragon Fund, Inc.	10,137	166

		8,863

International Fixed Income Fund—0.6%
Diversified Real Asset Income Fund	19,626	306

Loan Participation Fund—1.1%
Avenue Income Credit Strategies Fund	44,255	594

TOTAL CLOSED END FUNDS (Identified Cost $38,548)		38,783

PREFERRED STOCKS—21.7%
Financials—21.7%
Eagle Point Credit Co., Inc. 7.00%	152,396	3,917
Eagle Point Credit Co., Inc. Series A 7.75%	14,357	368
MVC Capital, Inc. 7.25%	84,231	2,122
Oxford Lane Capital Corp. 7.50%	61,456	1,573
Oxford Lane Capital Corp. 8.125%	150,730	3,899

TOTAL PREFERRED STOCKS (Identified Cost $11,489)		11,879

TOTAL LONG TERM INVESTMENTS—92.7% (Identified Cost $50,037)		50,662

SHORT-TERM INVESTMENT—5.5%
Money Market Mutual Fund—5.5%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.440%)(3)	3,028,826	3,029

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,029)		3,029

TOTAL INVESTMENTS—98.2% (Identified Cost $53,066)		53,691	(1)
Other assets and liabilities, net—1.8%		960

NET ASSETS—100.0%		$54,651

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$38,783	$38,783
Preferred Stocks	11,879	11,879
Short-Term Investment	3,029	3,029

Total Investments	$53,691	$53,691

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $367 were transferred from Level 2 into Level 1 since starting to use an exchange price.

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—1.3%
Argentine Republic
144A 7.500%, 4/22/26(3)	$340	$357
144A 7.125%, 7/6/36(3)	360	343
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	210	229

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $916)		929

MORTGAGE-BACKED SECURITIES—0.8%
Non-Agency—0.8%
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	80	79
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	180	178
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	205	214
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	75	75

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $540)		546

ASSET-BACKED SECURITIES—1.6%
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	205	205
CarNow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	215	214
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	360	361
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	258
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	160	155

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,187)		1,193

CORPORATE BONDS AND NOTES—81.9%
Consumer Discretionary—20.3%
Altice SA 144A 7.750%, 5/15/22(3)	300	321
AMC Entertainment Holdings, Inc. 144A 5.875%, 11/15/26(3)	50	51

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Beazer Homes USA, Inc. 5.750%, 6/15/19	$115	$120
Boyd Gaming Corp. 6.875%, 5/15/23	265	286
Cablevision Systems Corp. 5.875%, 9/15/22	455	445
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(8)	251	261
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	220	232
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	445	482
CBS Radio, Inc. 144A 7.250%, 11/1/24(3)	20	21
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	400	413
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	1,060	1,063
Series A 7.625%, 3/15/20	150	145
Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(3)	245	262
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	220	218
CSC Holdings LLC 5.250%, 6/1/24	290	284
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(3)	55	58
Diamond Resorts International, Inc.
144A 7.750%, 9/1/23(3)	20	20
144A 10.750%, 9/1/24(3)	250	246
DISH DBS Corp. 5.000%, 3/15/23	475	474
iHeart Communications, Inc. 9.000%, 12/15/19	115	94
Intelsat Jackson Holdings SA 5.500%, 8/1/23	425	288
International Game Technology plc 144A 6.250%, 2/15/22(3)	200	216
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	135	137
Lennar Corp.
4.500%, 11/15/19	215	224
4.875%, 12/15/23	70	70
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(3)	195	196
M/I Homes, Inc. 6.750%, 1/15/21	140	147
MDC Holdings, Inc. 5.500%, 1/15/24	325	337
Meritor, Inc. 6.750%, 6/15/21	225	231
MGM Growth Properties Operating Partnership LP (MGP Finance Co-Issuer, Inc.) 144A 5.625%, 5/1/24(3)	65	68

See Notes to Schedules of Investments

1

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
MGM Resorts International 4.625%, 9/1/26	$380	$368
MPG Holdco I, Inc. 7.375%, 10/15/22	225	236
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	210	210
Penn National Gaming, Inc. 5.875%, 11/1/21	180	189
PetSmart, Inc. 144A 7.125%, 3/15/23(3)	345	353
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	115	116
PulteGroup, Inc. 5.500%, 3/1/26	200	199
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	670	711
Sally Holdings LLC (Sally Capital, Inc.) 5.625%, 12/1/25	145	152
Scientific Games International, Inc.
6.625%, 5/15/21	205	174
144A 7.000%, 1/1/22(3)	245	264
Servicemaster Co., LLC (The) 144A 5.125%, 11/15/24(3)	180	183
SFR (Numericable) Group S.A.
144A 6.000%, 5/15/22(3)	465	479
144A 7.375%, 5/1/26(3)	340	348
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(3)	200	191
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	205	201
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	95	94
Station Casinos LLC 7.500%, 3/1/21	200	210
Tenneco, Inc. 5.000%, 7/15/26	175	172
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	290	304
Toll Brothers Finance Corp. 4.875%, 11/15/25	410	404
TRI Pointe Group, Inc. 5.875%, 6/15/24	400	414
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	230	227
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	203
VTR Finance BV 144A 6.875%, 1/15/24(3)	450	466
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(3)	250	241
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	265	259

		14,778

	PAR VALUE	VALUE
Consumer Staples—3.2%
AdvancePierre Foods Holdings, Inc. 144A 5.500%, 12/15/24(3)	$230	$233
Albertson’s, Inc. ( Albertson’s LLC) 144A 5.750%, 3/15/25(3)	195	193
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	250	256
Lamb Weston Holdings, Inc. 144A 4.875%, 11/1/26(3)	180	179
Pinnacle Foods Finance LLC (Pinnacle Foods Finance Corp.) 5.875%, 1/15/24	35	37
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	305	293
Prestige Brands, Inc. 144A 6.375%, 3/1/24(3)	200	211
Rite Aid Corp. 6.750%, 6/15/21	475	499
Safeway, Inc. 7.250%, 2/1/31	215	210
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	275	238

		2,349

Energy—15.7%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	115	138
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 144A 7.875%, 12/15/24(3)	215	224
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	175	174
Antero Midstream Partners LP 144A 5.375%, 9/15/24(3)	85	87
Antero Resources Corp. 5.625%, 6/1/23	275	283
Archrock Partners LP 6.000%, 10/1/22	300	293
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	340	342
BreitBurn Energy Partners 7.875%, 4/15/22(12)	150	107
California Resources Corp.
144A 8.000%, 12/15/22(3)	239	214
6.000%, 11/15/24	16	12
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	115	119
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	185	191
Cheniere Corpus Christi Holdings LLC 144A 5.875%, 3/31/25(3)	475	486
Chesapeake Energy Corp.
6.625%, 8/15/20	100	102
5.750%, 3/15/23	105	99
Concho Resources, Inc. 4.375%, 1/15/25	175	176
CONSOL Energy, Inc. 5.875%, 4/15/22	200	197

See Notes to Schedules of Investments

2

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Continental Resources, Inc.
5.000%, 9/15/22	$240	$243
4.500%, 4/15/23	145	143
Crestwood Midstream Partners LP 6.250%, 4/1/23	295	302
Diamondback Energy, Inc.
144A 4.750%, 11/1/24(3)	25	25
144A 5.375%, 5/31/25(3)	150	151
Enbridge Energy Partners LP 4.375%, 10/15/20	35	37
Encana Corp. 3.900%, 11/15/21	190	191
Energy Transfer Equity LP 5.875%, 1/15/24	400	415
EnLink Midstream Partners LP 4.850%, 7/15/26	30	30
EnQuest plc 144A 7.000%, 4/15/22(3)	261	190
EP Energy LLC (Everest Acquisition Finance, Inc.)
9.375%, 5/1/20	215	199
144A 8.000%, 11/29/24(3)	25	27
FTS International, Inc.
144A 8.463%, 6/15/20(2)(3)	230	230
6.250%, 5/1/22	190	159
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	150	155
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	25	26
Laredo Petroleum, Inc. 5.625%, 1/15/22	110	111
Linn Energy LLC (Linn Energy Finance Corp.)
8.625%, 4/15/20(12)	225	97
7.750%, 2/1/21(12)	200	85
Matador Resources Co. 144A 6.875%, 4/15/23(3)	250	264
MPLX LP 4.875%, 12/1/24	325	334
Newfield Exploration Co. 5.375%, 1/1/26	165	168
NGL Energy Partners LP 5.125%, 7/15/19	200	200
Noble Holding International Ltd. 7.750%, 1/15/24	160	151
Parsley Energy LLC 144A 6.250%, 6/1/24(3)	410	433
Petrobras Global Finance BV
8.375%, 5/23/21	100	108
8.750%, 5/23/26	240	260
Precision Drilling Corp. 144A 7.750%, 12/15/23(3)	130	138
QEP Resources, Inc. 5.250%, 5/1/23	300	302
Range Resources Corp. 144A 5.000%, 3/15/23(3)	270	268
Regency Energy Partners LP 5.875%, 3/1/22	90	99
Rowan Cos., Inc. 5.400%, 12/1/42	265	201
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	135	136
Sabine Oil & Gas Corp. 7.250%, 6/15/19(11)(12)	329	—	(16)
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	380	407

	PAR VALUE	VALUE
Energy—(continued)
SM Energy Co.
6.125%, 11/15/22	$115	$117
6.500%, 1/1/23	185	189
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200	216
Sunoco LP 6.375%, 4/1/23	695	707
Transocean, Inc.
144A 9.000%, 7/15/23(3)	80	82
6.800%, 3/15/38	300	234
Weatherford International Ltd. 8.250%, 6/15/23	190	194
Weatherford International PLC 144A 9.875%, 2/15/24(3)	30	32
Whiting Petroleum Corp. 5.750%, 3/15/21	130	130

		11,430

Financials—6.6%
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust)
4.625%, 10/30/20	150	156
4.500%, 5/15/21	400	415
3.950%, 2/1/22	175	177
Aircastle Ltd. 5.000%, 4/1/23	350	358
Ally Financial, Inc.
3.250%, 11/5/18	120	120
4.250%, 4/15/21	205	207
5.750%, 11/20/25	235	235
Altice US Finance I Corp. 144A 5.375%, 7/15/23(3)	210	219
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	200	204
Genworth Holdings, Inc. 4.900%, 8/15/23	130	108
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	226	229
ICAHN Enterprises LP 5.875%, 2/1/22	295	294
ING Groep NV 6.000% (2)(5)(6)	200	195
iStar Financial, Inc. 5.000%, 7/1/19	500	504
Nationstar Mortgage LLC 6.500%, 7/1/21	250	254
Navient Corp. 7.250%, 9/25/23	60	62
Springleaf Finance Corp. 5.250%, 12/15/19	410	414
Sprint Capital Corp. 6.900%, 5/1/19	195	207
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(3)	65	66
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	40	41
Voya Financial, Inc. 5.650%, 5/15/53(2)	205	202

See Notes to Schedules of Investments

3

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Walter Investment Management Corp. 7.875%, 12/15/21	$215	$175

		4,842

Health Care—9.6%
Alere, Inc.
6.500%, 6/15/20	150	149
144A 6.375%, 7/1/23(3)	50	50
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(7)	212	214
Centene Corp.
5.625%, 2/15/21	150	158
4.750%, 5/15/22	65	66
4.750%, 1/15/25	75	73
Community Health Systems, Inc.
5.125%, 8/1/21	400	372
6.875%, 2/1/22	145	102
Concordia International Corp.
144A 9.000%, 4/1/22(3)	65	55
144A 7.000%, 4/15/23(3)	345	110
DaVita Healthcare Partners, Inc.
5.125%, 7/15/24	100	100
5.000%, 5/1/25	100	99
Endo Finance LLC 144A 5.375%, 1/15/23(3)	250	214
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	45	48
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	60	62
HCA, Inc.
5.375%, 2/1/25	505	507
5.250%, 6/15/26	230	238
4.500%, 2/15/27	145	142
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	75	79
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	130	130
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	110	103
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	295	304
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	225	237
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	225	200

	PAR VALUE	VALUE
Health Care—(continued)
Pinnacle Merger Sub, Inc. (PRA Holdings, Inc.) 144A 9.500%, 10/1/23(3)	$225	$248
Quorum Health Corp. 144A 11.625%, 4/15/23(3)	50	42
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	325	331
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	200	214
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	400	415
Team Health, Inc. 144A 7.250%, 12/15/23(3)	20	23
Tenet Healthcare Corp.
6.000%, 10/1/20	375	392
4.500%, 4/1/21	275	275
144A 7.500%, 1/1/22(3)	10	10
8.125%, 4/1/22	390	370
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	140	133
144A 5.375%, 3/15/20(3)	420	357
144A 6.375%, 10/15/20(3)	325	281
144A 7.250%, 7/15/22(3)	70	58

		6,961

Industrials—6.1%
ADT Corp. (The) 6.250%, 10/15/21	200	218
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(3)	205	204
Bombardier, Inc.
RegS 4.750%, 4/15/19(4)	190	192
144A 8.750%, 12/1/21(3)	150	160
144A 6.125%, 1/15/23(3)	200	192
CEB, Inc. 144A 5.625%, 6/15/23(3)	185	180
Cemex SAB de C.V. 144A 7.750%, 4/16/26(3)	200	222
CNH Industrial N.V. 4.500%, 8/15/23	250	247
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	410	383
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(3)	150	145
144A 9.250%, 3/1/21(3)	150	133
Hawaiian Airlines Pass-Through Certificates 13-1B, B 4.950%, 1/15/22	96	96
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200	210
Masco Corp. 4.375%, 4/1/26	175	179

See Notes to Schedules of Investments

4

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Navistar International Corp. 8.250%, 11/1/21	$110	$112
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	290	315
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	195	213
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	55	57
TransDigm, Inc.
6.000%, 7/15/22	300	313
6.500%, 5/15/25	230	242
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	161	174
United Rentals North America, Inc. 5.500%, 7/15/25	270	276

		4,463

Information Technology—2.6%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	129	133
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(3)	35	36
Corporate Risk Holdings LLC 144A 9.500%, 7/1/19(3)	210	217
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)
144A 5.450%, 6/15/23(3)	60	64
144A 6.020%, 6/15/26(3)	45	49
144A 8.100%, 7/15/36(3)	55	65
First Data Corp.
144A 5.000%, 1/15/24(3)	230	232
144A 5.750%, 1/15/24(3)	450	466
Inception Merger Sub, Inc. (Rackspace Hosting, Inc.) 144A 8.625%, 11/15/24(3)	400	424
Infor US, Inc. 6.500%, 5/15/22	130	136
WESCO Distribution, Inc. 144A 5.375%, 6/15/24(3)	75	75

		1,897

Materials—8.3%
AK Steel Corp.
7.625%, 10/1/21	100	108
7.500%, 7/15/23	140	156
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	360	388
ArcelorMittal 6.125%, 6/1/25	300	330
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	145	148
144A 7.250%, 5/15/24(3)	345	365

	PAR VALUE	VALUE
Materials—(continued)
Berry Plastics Corp. 5.125%, 7/15/23	$215	$220
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	235	250
Boise Cascade Co. 144A 5.625%, 9/1/24(3)	75	75
Cascades, Inc.
144A 5.500%, 7/15/22(3)	575	586
144A 5.750%, 7/15/23(3)	225	229
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	150	153
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	100	116
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	160	150
3.875%, 3/15/23	180	166
Graphic Packaging International, Inc. 4.125%, 8/15/24	225	215
Hexion U.S. Finance Corp.
8.875%, 2/1/18	125	125
6.625%, 4/15/20	75	67
Hudbay Minerals, Inc. 144A 7.250%, 1/15/23(3)	100	104
INEOS Group Holdings S.A.
144A 5.875%, 2/15/19(3)	305	312
144A 5.625%, 8/1/24(3)	315	313
Novelis Corp.
144A 6.250%, 8/15/24(3)	35	37
144A 5.875%, 9/30/26(3)	230	233
Reynolds Group Issuer, Inc.
8.250%, 2/15/21	66	68
144A 5.125%, 7/15/23(3)	150	153
144A 7.000%, 7/15/24(3)	10	11
Scotts Miracle-Gro Co. (The) 144A 5.250%, 12/15/26(3)	25	25
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	115	121
Steel Dynamics Inc. 144A 5.000%, 12/15/26(3)	25	25
Teck Resources Ltd.
144A 8.000%, 6/1/21(3)	20	22
4.750%, 1/15/22	150	151
144A 8.500%, 6/1/24(3)	50	58
6.125%, 10/1/35	150	147
Vale Overseas Ltd. 5.875%, 6/10/21	130	136
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	100	106

See Notes to Schedules of Investments

5

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
144A 8.250%, 6/7/21(3)	$200	$209

		6,078

Real Estate—1.2%
Communications Sales & Leasing, Inc. (CSL Capital LLC) 144A 7.125%, 12/15/24(3)	270	273
CoreCivic, Inc. 5.000%, 10/15/22	145	145
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	170	170
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	95	100
5.375%, 4/15/26	60	63
MPT Operating Partnership LP
6.375%, 3/1/24	100	105
5.250%, 8/1/26	10	10

		866

Telecommunication Services—6.1%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	280	288
CenturyLink, Inc. Series Y 7.500%, 4/1/24	175	184
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	45	48
CSC Holdings LLC 144A 5.500%, 4/15/27(3)	135	137
Frontier Communications Corp.
8.500%, 4/15/20	425	448
10.500%, 9/15/22	550	580
GTH Finance BV 144A 7.250%, 4/26/23(3)	200	215
Level 3 Financing, Inc. 144A 5.250%, 3/15/26(3)	135	134
Qwest Corp. 7.250%, 9/15/25	130	139
Sprint Capital Corp. 6.875%, 11/15/28	250	248
Sprint Communications, Inc. 6.000%, 11/15/22	235	237
Sprint Corp. 7.875%, 9/15/23	325	348
T-Mobile USA, Inc.
6.125%, 1/15/22	240	254
6.500%, 1/15/24	275	296
6.375%, 3/1/25	100	107
6.500%, 1/15/26	100	108
Virgin Media Finance plc 144A 6.000%, 10/15/24(3)	250	259
Windstream Corp. 7.750%, 10/1/21	150	155
Zayo Group LLC (Zayo Capital, Inc.)
6.000%, 4/1/23	180	188
6.375%, 5/15/25	70	73

		4,446

	PAR VALUE	VALUE
Utilities—2.2%
AmeriGas Partners LP
7.000%, 5/20/22	$122	$129
5.500%, 5/20/25	105	106
Calpine Corp. 5.375%, 1/15/23	350	344
Dynegy, Inc. 7.375%, 11/1/22	425	408
NRG Energy, Inc. 144A 7.250%, 5/15/26(3)	185	185
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	175	167
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	250	254

		1,593

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $59,093)		59,703

LOAN AGREEMENTS(2)—10.3%
Consumer Discretionary—2.7%
Bass Pro Group LLC 5.970%, 12/15/23	215	213
Boyd Gaming Corp. Tranche B-2 3.756%, 9/15/23	59	60
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Co., Inc.)
Tranche B-5, 0.000%, 3/1/17(8)	45	49
Tranche B-7, 1.500%, 3/1/17(8)	156	183
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	114	116
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.) First Lien, 5.000%, 7/8/22	177	179
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	150	150
Graton Resort & Casino Tranche B, 5.510%, 9/1/22	102	103
Laureare Education, Inc. 2021 Extended, 0.000%, 3/17/21	145	146
Leslie’s Poolmart, Inc. Tranche B 5.250%, 8/16/23	110	111
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 10/13/23	190	191
Transtar Holding Co. Second Lien, 13.500%, 10/9/19(8)	200	3
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	241	242
UFC Holdings LLC First Lien 5.000%, 8/18/23	195	198

		1,944

See Notes to Schedules of Investments

6

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—1.2%
Albertson’s Cos., LLC Tranche B-4, 3.750%, 8/25/21	$209	$212
Amplify Snack Brands, Inc. 6.500%, 9/2/23	234	229
Chobani LLC (Chobani Idaho LLC) First Lien, 5.250%, 10/9/23	45	46
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20(11)	190	90
Kronos, Inc. Second Lien, 9.250%, 11/1/24	78	80
Milk Specialities Co. 6.000%, 8/16/23	149	151
Pinnacle Foods Finance LLC Tranche I, 3.506%, 1/13/23	32	32

		840

Energy—0.8%
California Resources Corp. 11.375%, 12/31/21	155	173
Chesapeake Energy Corp. Trance A, 8.500%, 8/23/21	31	34
EP Energy LLC (Everest Acquisition LLC) 9.750%, 6/30/21	190	199
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	125	119
MEG Energy Corp. 3.750%, 3/31/20	85	82

		607

Financials—0.3%
Lightstone Generation LLC
Tranche B, 0.000%, 12/15/23(9)	79	80
Tranche C, 0.000%, 12/15/23(9)	7	7
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	145	150

		237

Health Care—1.4%
21st Century Oncology Holdings, Inc. Tranche B, 7.125%, 4/30/22(8)	157	145
CHG Healthcare Services, Inc. (CHG Buyer Co.) First Lien, 0.000%, 6/7/23(9)	15	15
inVentiv Group Holdings, Inc. 4.750%, 11/9/23	57	58
MMM Holdings, Inc. 9.750%, 6/30/19	65	64
MPH Acquisition Holdings LLC 5.000%, 6/7/23	34	35
MSO of Puerto Rico, Inc. 9.750%, 6/30/19	47	46
NVA Holdings, Inc.
Tranche B-1, First Lien, 5.500%, 8/14/21	83	83
Second Lien, 8.000%, 8/14/22	259	260

	PAR VALUE	VALUE
Health Care—(continued)
Quorum Health Corp. 6.750%, 4/29/22	$98	$96
U.S. Renal Care, Inc. First Lien, 0.000%, 12/30/22	190	179

		981

Industrials—1.5%
84 Lumber Co. 6.750%, 10/25/23	190	191
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	110	111
Coinstar LLC Tranche B, First Lien 6.125%, 9/27/23	89	90
Navistar, Inc. Tranche B, 6.500%, 8/7/20	234	238
PAE Holding Corp. First Lien, 6.500%, 10/20/22	62	63
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	390	390

		1,083

Information Technology—1.3%
Avaya, Inc. Tranche B-7, 0.000%, 5/29/20(9)	275	240
Blackboard, Inc. Tranche B-4 First Lien, 6.000%, 6/30/21	142	143
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	43	43
Information Resources, Inc. (Symphonyiri Group, Inc.) 0.000%, 12/20/23(9)	15	15
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	64	64
NXP B.V. (NXP Funding LLC) Tranche F, 3.270%, 12/7/20	61	62
Presidio LLC (Presidio, Inc.) Refinancing, 5.250%, 2/2/22	140	142
Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23	110	112
Veritas US, Inc. Tranche B-1, 6.625%, 1/27/23	155	143
Western Digital Corp. Tranche B-1, 4.520%, 4/29/23	14	14

		978

Materials—0.6%
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	16	16
Second Lien, 8.750%, 12/7/24	64	66
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	200	183

See Notes to Schedules of Investments

7

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	$193		$196

			461

Utilities—0.5%
APLP Holdings LP 6.000%, 4/13/23	215		218
Vistra Operations Company LLC (TEX Operations Co., LLC)
5.000%, 8/4/23	138		140
Tranche C, 5.000%, 8/4/23	31		31

			389

TOTAL LOAN AGREEMENTS (Identified Cost $7,694)			7,520

	SHARES
PREFERRED STOCKS—1.4%
Financials—1.4%
Citigroup, Inc. Series T, 6.250%(2)	205	(10)	211
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	215	(10)	220
JPMorgan Chase & Co. Series V, 5.000%(2)	145	(10)	145
KeyCorp Series D, 5.000%(2)	375	(10)	346
SunTrust Bank, Inc. 5.625%(2)	95	(10)	97

TOTAL PREFERRED STOCKS (Identified Cost $1,037)			1,019

COMMON STOCKS—0.2%
Energy—0.0%
Pacific Exploration and Production Corp.(14)	558		23
Sabine Oil & Gas LLC(11)	157		7

			30

Utilities—0.2%
Vistra Energy Corp.(14)	8,562		133

TOTAL COMMON STOCKS (Identified Cost $164)			163

AFFILIATED MUTUAL FUND(15)—0.5%
Virtus Credit Opportunities Fund Class R6	35,806		355

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $358)			355

	SHARES		VALUE
RIGHTS—0.0%
Texas Competitive TRA	9		$14

TOTAL RIGHTS (Identified Cost $7)			14

WARRANTS—0.0%
Sabine Oil & Gas LLC(11)	—	(16)	1
Sabine Oil & Gas LLC(11)	1		3

TOTAL WARRANTS (Identified Cost $4)			4

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $71,000)			71,446	(13)

TOTAL INVESTMENTS—98.0% (Identified Cost $71,000)			71,446	(1)
Other assets and liabilities, net—2.0%			1,486

NET ASSETS—100.0%			$72,932

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $29,643 or 40.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	100% of the income received was in cash.
(8)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after December 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Illiquid security.
(12)	Security in default, no interest payments are being received.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(16)	Amount is less than 500.

See Notes to Schedules of Investments

8

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	79%
Canada	5
Luxembourg	3
Ireland	2
Netherlands	2
United Kingdom	1
Argentina	1
Other	7

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

9

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,193	$—	$935	$258
Corporate Bonds And Notes	59,703	—	59,703	—
Foreign Government Securities	929	—	929	—
Loan Agreements	7,520	—	7,434	86
Mortgage-Backed Securities	546	—	546	—
Equity Securities:
Affiliated Mutual Fund	355	355	—	—
Common Stocks	163	155	—	8
Preferred Stocks	1,019	—	1,019	—
Rights	14	—	—	14
Warrants	4	—	—	4

Total Investments	$71,446	$510	$70,566	$370

There were no transfers between Level 1 (quoted prices) and Level 2 (significant observable inputs) related to securities held as of December 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Corporate Bonds And Notes	Loan Agreements	Common Stocks	Rights	Warrants
Balance as of September 30, 2016:	$312	$255	$19	$38	$—	$—	$—
Accrued discount/(premium)	—	—	—	—	—	—	—
Realized gain (loss)	(356)	—	(82)	(274)	—	—	—
Change in unrealized appreciation (depreciation)	343	3	82	251	—	7	—
Purchases	19	—	—	—	8	7	4
Sales(b)	(31)	—	(19)	(12)	—	—	—
Transfers into Level 3(a)
	83	—	—	83	—	—	—
Transfers from Level 3(a)	—	—	—	—	—	—	—

Balance as of December 31, 2016	$370	$258	$—	$86	$8	$14	$4

(a)

“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period. The transfers into Level 3 are due to a decrease in trading activities at period end.

(b)	Includes paydowns on securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—2.6%
Consumer Staples—2.6%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 0.03%(Brazil)	6,385	$108

TOTAL PREFERRED STOCK (Identified Cost $105)		108

COMMON STOCKS—89.8%
Consumer Discretionary—15.8%
Bayerische Motoren Werke AG (Germany)	1,265	118
Bridgestone Corp. (Japan)	2,745	99
Fuji Heavy Industries Ltd. (Japan)	3,140	128
IMAX Corp. (Canada)(2)	4,090	128
Sony Corp. Sponsored ADR (Japan)	3,965	111
WPP plc (United Kingdom)	3,865	87

		671

Consumer Staples—5.5%
British American Tobacco plc (United Kingdom)	1,735	99
Marine Harvest ASA Sponsored ADR (Norway) (2)	7,415	134

		233

Energy—8.3%
Petroleo Brasileiro S.A. Sponsored ADR (Brazil)(2)	10,720	109
Statoil ASA (Norway)	6,490	119
Technip SA (France)	1,755	125

		353

Financials—14.8%
American International Group, Inc. (United States)	2,030	133
DBS Group Holdings Ltd. (Singapore)	11,205	134
Mizuho Financial Group, Inc. (Japan)	66,065	119
ORIX Corp. (Japan)	7,655	119
Societe Generale SA (France)	2,530	124

		629

Health Care—7.9%
Allergan plc (Ireland)(2)	635	133
Icon plc (Ireland)(2)	1,315	99
Shire plc ADR (United Kingdom)	610	104

		336

Industrials—14.7%
Airbus Group SE (France)	1,680	111

	SHARES	VALUE
Industrials—(continued)
Ashtead Group plc (United Kingdom)	7,560	$147
Nidec Corp. (Japan)	1,510	130
RELX plc (United Kingdom)	5,995	107
Safran SA (France)	1,755	127

		622

Information Technology—8.1%
Broadcom Ltd. (Singapore)	710	126
Check Point Software Technologies Ltd. (Israel)(2)	1,105	93
SAP SE Sponsored ADR (Germany)	1,430	124

		343

Materials—4.1%
Fortescue Metals Group Ltd. (Australia)	8,675	37
Toray Industries, Inc. (Japan)	17,115	139

		176

Real Estate—2.5%
LendLease Group (Australia)	10,140	107

Telecommunication Services—6.4%
KDDI Corp. (Japan)	3,875	98
Nippon Telegraph & Telephone Corp. ADR (Japan)	2,235	94
Spark New Zealand Ltd. (New Zealand)	33,416	79

		271

Utilities—1.7%
Korea Electric Power Corp. (South Korea)	1,975	72

TOTAL COMMON STOCKS (Identified Cost $3,405)		3,813

TOTAL LONG TERM INVESTMENTS—92.4% (Identified Cost $3,510)		3,921

TOTAL INVESTMENTS—92.4% (Identified Cost $3,510)		3,921	(1)
Other assets and liabilities, net—7.6%		324

NET ASSETS—100.0%		$4,245

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Foreign Currencies:

JPY	Japanese Yen

At December 31, 2016, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell	In Exchange for	Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
JPY 65,603	USD 578	JPMorgan	6/5/2017	$591	$13

					$13

See Notes to Schedules of Investments

2

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	26%
United Kingdom	14
France	12
Singapore	7
Norway	7
Germany	6
Ireland	6
Other	22

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$3,813	$3,813		$—
Preferred Stock	108	108		—

Total Investments	$3,921	$3,921	$

Other Financial Instruments:
Forward Currency Contracts	$591	—		$591

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $ 860 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.1%
Australia—14.0%
Dexus Property Group	114,518	$795
GPT Group (The) - In Specie(2)(3)(5)	588,920	38
National Storage REIT	545,000	588
Scentre Group	422,171	1,414
Westfield Corp.	203,473	1,377

		4,212

Austria—0.6%
Atrium European Real Estate Ltd.	44,000	182

Canada—8.2%
Allied Properties Real Estate Investment Trust	31,065	832
Canadian Real Estate Investment Trust	10,195	351
First Capital Realty, Inc.	24,705	380
RioCan Real Estate Investment Trust	44,550	884

		2,447

Finland—2.9%
Citycon OYJ	349,291	860

France—4.7%
Klepierre	24,956	981
Mercialys SA	21,200	430

		1,411

Germany—11.4%
ADO Properties SA(4)	18,322	617
Deutsche Wohnen AG	26,475	831
LEG Immobilien AG	3,911	304
TLG Immobilien AG	15,800	298
Vonovia SE	42,045	1,368

		3,418

Hong Kong—5.2%
Hysan Development Co. Ltd.	55,000	227
Link REIT (The)	206,441	1,342

		1,569

Italy—0.5%
Beni Stabili SpA	285,164	163

Japan—18.3%
GLP J-REIT	492	567
Hulic Co., Ltd.	62,500	556

	SHARES	VALUE
Japan—(continued)
Invincible Investment Corp.	825	$372
Japan Real Estate Investment Corp.	111	605
Kenedix Office Investment Corp.	111	638
Kenedix Retail REIT Corp.	179	408
LaSalle Logiport REIT(2)	715	677
Nippon Building Fund, Inc.	111	614
Nippon Prologis REIT, Inc.	266	544
United Urban Investment Corp.	332	505

		5,486

Mexico—1.0%
PLA Administradora Industrial S de Rl de CV	49,852	63
Prologis Property Mexico SA de CV	167,200	239

		302

Netherlands—6.9%
Unibail-Rodamco SE	8,660	2,067

Norway—1.9%
Entra ASA(4)	59,000	586

Singapore—1.9%
CapitaLand Mall Trust	211,650	275
Global Logistic Properties Ltd.	196,000	298

		573

Spain—3.8%
Axiare Patrimonio SOCIMI SA	41,170	599
Hispania Activos Inmobiliarios Socimi SA	45,327	534

		1,133

Sweden—2.3%
Castellum AB	50,199	688

United Kingdom—16.5%
Big Yellow Group plc	58,288	492
British Land Co. plc	67,105	521
Derwent London plc	13,346	456
Great Portland Estates plc	28,018	231
Hammerson plc	97,209	686
Land Securities Group plc	57,085	750
Safestore Holdings plc	108,376	468
SEGRO plc	104,057	587

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United Kingdom—(continued)
Unite Group plc (The)	101,700	$760

		4,951

TOTAL COMMON STOCKS (Identified Cost $24,111)		30,048

TOTAL LONG TERM INVESTMENTS—100.1% (Identified Cost $24,111)		30,048

TOTAL INVESTMENTS—100.1% (Identified Cost $24,111)		30,048	(1)

Other assets and liabilities, net—(0.1)%		(44)

NET ASSETS—100.0%		$30,004

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $1,203 or 4.0% of net assets.

(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

See Notes to Schedules of Investments

2

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	18%
United Kingdom	17
Australia	14
Germany	11
Canada	8
Netherlands	7
Hong Kong	5
Other	20

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$30,048	$30,010	$38	*

Total Investments	$30,048	$30,010	$38	*

There are no Level 2 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $ 11,802 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2016:	$0	(1)
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	38
Purchases	—
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2016	$38	(1)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(1)	Includes internally fair valued security

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.1%
Consumer Discretionary—0.1%
Whirlpool SA 0.14% (Brazil)(2)	42,618	$42

TOTAL PREFERRED STOCK (Identified Cost $34)		42

COMMON STOCKS—90.9%
Consumer Discretionary—8.3%
Goldlion Holdings Ltd. (Hong Kong)	3,372,600	1,318
Pico Far East Holdings Ltd. (Hong Kong)	4,841,668	1,486
REA Group Ltd. (Australia)	38,440	1,532

		4,336

Consumer Staples—7.2%
Heineken Malaysia Bhd (Malaysia)	276,000	1,008
Oldtown Bhd (Malaysia)	912,550	389
Premier Marketing PCL (Thailand)	3,939,029	979
Wawel SA (Poland)	5,206	1,368

		3,744

Energy—3.5%
Pason Systems, Inc. (Canada)	47,500	695
Qualitech PCL (Thailand)	1,772,163	450
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	8,578	691

		1,836

Financials—10.0%
ARA Asset Management Ltd. (Singapore)	751,716	885
Euler Hermes SA (France)	22,400	1,969
Euroz Ltd. (Australia)(5)	1,614,263	1,217
Korea Ratings Corp. (South Korea)	33,868	1,164

		5,235

Health Care—7.1%
Haw Par Corp. Ltd. (Singapore)(5)	71,719	450
Software Service, Inc. (Japan)	19,853	956
WIN-Partners Co. Ltd. (Japan)	265,265	2,290

		3,696

Industrials—20.0%
AIT Corp. (Japan)	166,300	1,552
Amadeus Fire AG (Germany)	5,695	440
Asiakastieto Group Oyj (Finland)	64,800	1,313
Howden Joinery Group plc (United Kingdom)	324,000	1,533

	SHARES	VALUE
Industrials—(continued)
Interworks, Inc. (Japan)	80,200	$705
Lumax International Corp., Ltd. (Taiwan)	1,141,397	1,866
Rotork plc (United Kingdom)	239,154	711
Tegma Gestao Logistica SA (Brazil)(2)	437,060	1,033
WABCO Holdings, Inc. (United States)(2)	12,050	1,279

		10,432

Information Technology—29.2%
Alten SA (France)	12,300	864
Auto Trader Group plc (United Kingdom)	323,300	1,630
Autohome, Inc. ADR (China)(2)	84,000	2,123
Bouvet ASA (Norway)(5)	90,645	1,449
carsales.com Ltd. (Australia)	169,367	1,387
Computer Modelling Group Ltd. (Canada)	104,100	706
Firstlogic, Inc. (Japan)(3)	87,900	1,580
Kakaku.com Inc. (Japan)	26,000	430
Pro-Ship, Inc. (Japan)(3)	35,500	432
Rightmove plc (United Kingdom)	48,300	2,323
Scout24 AG (Germany)(2)	64,275	2,289

		15,213

Materials—5.6%
Rimoni Industries Ltd. (Israel)(5)	89,509	1,119
Transpaco Ltd. (South Africa)(6)	730,699	1,543
Victrex plc (United Kingdom)	11,800	281

		2,943

TOTAL COMMON STOCKS (Identified Cost $44,591)		47,435

TOTAL LONG TERM INVESTMENTS—91.0% (Identified Cost $44,625)		47,477

SHORT-TERM INVESTMENT—4.3%
Money Market Mutual Fund—4.3%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.440%)(7)	2,261,058	2,261

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,261)		2,261

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—0.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.670%) (United States)(4)(7)	318,000	$318

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $318)		318

		VALUE
TOTAL INVESTMENTS—95.9% (Identified Cost $47,204)		50,056	(1)
Other assets and liabilities, net—4.1%		2,130

NET ASSETS—100.0%		$52,186

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	16%
United Kingdom	13
Australia	8
United States	8
France	6
Hong Kong	6
Germany	5
Other	38

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$47,435	$47,435	$—
Preferred Stock	42	—	42
Securities Lending Collateral	318	318	—
Short-Term Investment	2,261	2,261	—

Total Investments	$50,056	$50,014	$42

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $42 were transferred from Level 1 to Level 2 and securities held by the Fund with an end of period value of $21,195 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Consumer Discretionary—29.6%
Altice NV Class A (Netherlands)(2)	1,800	$36
Autogrill S.p.A (Italy)	708	6
Autoneum Holding AG (Switzerland)	79	21
Axel Springer SE (Germany)	556	27
Bayerische Motoren Werke AG (Germany)	282	26
Benesse Holdings, Inc. (Japan)	1,310	36
Brembo S.p.A (Italy)	113	7
Brunello Cucinelli S.p.A (Italy)	307	7
Carnival plc (United Kingdom)	751	38
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	7,600	6
Christian Dior SE (France)	67	14
Compagnie Financiere Richemont SA Registered Shares (Switzerland)	314	21
Continental AG (Germany)	137	27
Crown Resorts Ltd. (Australia)(5)	2,613	22
CTS Eventim AG & Co. KGaA (Germany)	850	27
Daily Mail & General Trust plc Class A (United Kingdom)	4,010	38
De’ Longhi S.p.A (Italy)	288	7
Dixons Carphone plc (United Kingdom)	8,848	39
Domino’s Pizza Enterprises Ltd. (Australia)	455	21
Don Quijote Holdings Co., Ltd. (Japan)	975	36
Dufry AG (Switzerland)(2)	167	21
Dunelm Group plc (United Kingdom)	3,882	38
Fast Retailing Co., Ltd. (Japan)	98	35
Fielmann AG (Germany)	415	27
Forbo Holding AG Registered Shares (Switzerland)(2)	16	21
Galaxy Entertainment Group Ltd. (Hong Kong)	1,340	6
Genting Singapore plc (Singapore)	10,000	6
Geox S.p.A (Italy)(2)	2,845	7
Global Brands Group Holding Ltd. (Hong Kong)(2)	44,000	6
Harvey Norman Holdings Ltd. (Australia)	5,914	22
Heiwa Corp. (Japan)	1,625	37
Hennes & Mauritz AB Class B (Sweden)	376	10
Hermes International SA (France)	35	14
Hikari Tsushin, Inc. (Japan)	390	36
Industria de Diseno Textil SA (Spain)	421	14
Jardine Cycle & Carriage Ltd. (Singapore)	228	6
JCDecaux SA (France)	496	15

	SHARES	VALUE
Consumer Discretionary—(continued)
Kering (France)	63	$14
L’Occitane International SA (France)	7,500	14
Li & Fung Ltd. (Hong Kong)	12,450	5
Luxottica Group S.p.A (Italy)	121	7
LVMH Moet Hennessy Louis Vuitton SE (France)	75	14
M6-Metropole Television SA (France)	768	14
Man Wah Holdings Ltd. (Hong Kong)	8,600	6
Mediaset S.p.A. (Italy)	1,537	7
Mekonomen AB (Sweden)	548	10
Melco Crown Entertainment Ltd. ADR (Hong Kong)	370	6
Melco International Development Ltd. (Hong Kong)	4,300	6
Melia Hotels International SA (Spain)	1,273	15
Merlin Entertainment plc (United Kingdom)(3)	7,011	39
MGM China Holdings Ltd. (Hong Kong)	3,000	6
Moncler S.p.A (Italy)	392	7
Nitori Holdings Co., Ltd. (Japan)	341	39
NOS SGPS SA (Portugal)	534	3
Ocado Group plc (United Kingdom)(2)	12,035	39
Plastic Omnium SA (France)	450	14
Prada S.p.A (Italy)	2,000	7
Premier Investments Ltd. (Australia)	2,094	22
Publicis Groupe SA (France)	206	14
Rakuten, Inc. (Japan)	3,700	36
Royal Caribbean Cruises Ltd. (Norway)	71	6
Salvatore Ferragamo S.p.A (Italy)	275	7
Sands China Ltd. (Hong Kong)	1,350	6
Sankyo Co., Ltd. (Japan)	1,125	36
Sega Sammy Holdings, Inc. (Japan)	2,450	36
Seven West Media Ltd. (Australia)	37,405	22
SFR Group SA (France)(2)	516	15
Shangri-La Asia Ltd. (Hong Kong)	5,550	6
Shimanura Co., Ltd. (Japan)	300	37
SJM Holdings Ltd. (Hong Kong)	7,500	6
Sodexo SA (France)	124	14
Sports Direct International plc (United Kingdom)(2)	11,150	38
Start Today Co., Ltd. (Japan)	2,175	38
Steinhoff International Holdings NV (Germany)(2)	5,344	28
Swatch Group AG (The) (Switzerland)	66	21
Techtronics Industries Co., Ltd. (Hong Kong)	1,600	6
Television Francaise 1 (France)	1,422	14
Tod’s S.p.A (Italy)	102	7

See Notes to Schedules of Investments

1

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Universal Entertainment Corp. (Japan)(2)	1,346	$39
Vivendi (France)	735	14
Wynn Macau Ltd. (Hong Kong)	3,900	6
Yoox Net-A-Porter Group S.p.A (Italy)(2)	228	6
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,650	6

		1,541

Consumer Staples—12.6%
AAK AB (Sweden)	158	10
Anheuser-Busch InBev N.V. (Belgium)	505	54
Associated British Foods plc (United Kingdom)	1,147	39
Axfood AB (Sweden)	660	10
Barry Callebaut AG (Switzerland)(2)	17	21
Beiersdorf AG (Germany)	314	27
Carrefour SA (France)	589	14
Casino Guichard Perrachon SA (France)	303	15
Cosmos Pharmaceutical Corp. (Japan)	200	37
Dairy Farm International Holdings Ltd. (Hong Kong)	910	7
Davide Campari-Milano S.p.A (Italy)	642	6
First Resources Ltd. (Singapore)	4,730	6
Golden Agri-Resources Ltd. (Singapore)	21,500	6
Heineken Holding NV (Netherlands)	510	36
Henkel AG & Co. KGaA (Germany)	256	27
Jeronimo Martins SPGS SA (Portugal)	227	4
Kose Corp. (Japan)	438	36
L’Oreal SA (France)	78	14
Marine Harvest ASA (Norway)(2)	342	6
MARR S.p.A (Italy)	348	6
Metro AG (Germany)	806	27
Orkla ASA (Norway)	674	6
Pernod-Ricard SA (France)	131	14
Pola Orbis Holdings, Inc. (Japan)	444	37
Rallye SA (France)	743	14
Remy Cointreau SA (France)	167	14
Sonae SGPS SA (Portugal)(2)	3,660	3
Sugi Holdings Co., Ltd. (Japan)	770	37
Sundrug Co., Ltd. (Japan)	530	37
Suntory Beverage & Food Ltd. (Japan)	875	36
Unicharm Corp. (Japan)	1,700	37
WH Group Ltd. (Hong Kong)(3)	7,200	6
Wilmar International Ltd. (Singapore)	2,520	6

		655

	SHARES	VALUE
Energy—3.5%
Akastor ASA (Norway)(2)	3,506	$7
Aker BP ASA (Norway)	350	6
Aker Solutions ASA (Norway)(2)	1,306	6
Avance Gas Holding Ltd. (Norway)(3)	1,980	6
BW LPG Ltd. (Norway)(3)	1,421	6
Delek Group Ltd. (Israel)	29	6
Galp Energia SGPS SA (Portugal)	228	3
Genel Energy plc (United Kingdom)(2)	40,974	41
Petrofac Ltd. (United Kingdom)	3,584	38
Saras S.p.A (Italy)(2)	3,641	7
Seadrill Ltd. (Norway)(2)(4)	1,744	6
Ship Finance International Ltd. (Norway)	391	6
Tecnicas Reunidas SA (Spain)	356	15
Tenaris SA ADR (Italy)	184	7
Transocean Ltd. (United States)(2)	1,392	21

		181

Financials—8.6%
ACOM Co., Ltd. (Japan)(2)	8,300	36
Ashmore Group plc (United Kingdom)	10,906	38
Assicurazioni Generali S.p.A (Italy)	431	6
Banca Mediolanum S.p.A (Italy)	898	7
Banco Santander SA (Spain)	2,779	15
Bank Hapoalim BM (Israel)	1,041	6
Bank of East Asia Ltd. (Hong Kong)	1,600	6
Bankinter SA (Spain)	1,837	14
City Developments Ltd. (Singapore)	1,100	6
Emperor Capital Group Ltd. (Hong Kong)	66,000	6
First Pacific Co., Ltd. (Hong Kong)	8,300	6
Goldin Financial Holdings Ltd. (Hong Kong)(2)	15,100	6
Groupe Bruxelles Lambert SA (Belgium)	630	53
Hutchison Port Holdings Trust (Singapore)	14,300	6
Industrivarden AB Class A (Sweden)	518	10
Kingston Financial Group Ltd. (Hong Kong)	13,300	6
Matsui Securities Co., Ltd. (Japan)	4,145	36
Oversea-Chinese Banking Corp. (Singapore)	1,000	6
Pargesa Holding SA (Switzerland)	321	21
Partners Group Holding AG (Switzerland)	44	21
Platinum Asset Management Ltd. (Australia)(4)	5,688	22
Reinet Investments SCA (United Kingdom)	19,991	39
Schroders plc (United Kingdom)	1,046	39
Svenska Handelsbanken AB Class A (Sweden)	726	10
United Overseas Bank Ltd. (Singapore)	452	6

See Notes to Schedules of Investments

2

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Wendel SE (France)	117	$14
Wharf Holdings Ltd. (The) (Hong Kong)	925	6

		447

Health Care—4.4%
BioMerieux (France)	95	14
Cyberdyne, Inc. (Japan)(2)(4)	2,600	37
DiaSorin S.p.A (Italy)	106	6
Eurofins Scientific SE (France)	33	14
Galenica AG Registered Shares (Switzerland)	18	20
Getinge AB Class B (Sweden)	634	10
Ipsen SA (France)	197	14
Rhoen-Klinikum AG (Germany)	986	27
Roche Holding AG (Switzerland)	89	21
Straumann Holding AG (Switzerland)	54	21
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	445	37
Taro Pharmaceutical Industries Ltd. (Israel)(2)	60	7

		228

Industrials—13.4%
Abertis Infraestructuras SA (Spain)	1,027	14
ACS Actividades de Construccion y Servicios SA (Spain)	454	14
Alfa Laval AB (Sweden)	614	10
Alstom SA (France)(2)	515	14
ANDRITZ AG (Austria)	542	27
Assa Abloy AB Class B (Sweden)	535	10
Bollore SA (France)	4,039	14
Bouygues SA (France)	392	14
Cargotec Oyj Class B (Finland)	637	29
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	790	6
CK Hutchison Holdings Ltd. (Hong Kong)	550	6
Dassault Aviation SA (France)	13	15
easyJet plc (United Kingdom)	3,025	37
Ferrovial SA (Spain)	800	14
Fomento de Construcciones y Contratas SA (Spain)(2)	1,804	14
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(3)	7,200	6
Indutrade AB (Sweden)	504	10
IWG plc (United Kingdom)	12,836	39
Jardine Matheson Holdings Ltd. (Singapore)	118	7

	SHARES	VALUE
Industrials—(continued)
Jardine Strategic Holdings Ltd. (Singapore)	196	$6
Kloeckner & Co. SE (Germany)(2)	2,129	27
Kone Oyj Class B (Finland)	638	29
Kuehne & Nagel International AG (Switzerland)	157	21
Nidec Corp. (Japan)	420	36
Noble Group Ltd. (Singapore)(2)	57,000	7
Nordex SE (Germany)(2)	1,282	28
NWS Holdings Ltd. (Hong Kong)	3,600	6
Obrascon Huarte Lain SA (Spain)	4,193	15
OC Oerlikon Corp. AG Registered Shares (Switzerland)(2)	2,140	21
Orient Overseas International Ltd. (Hong Kong)	1,400	6
Prosegur Cia de Seguridad SA (Spain)	2,358	15
Rieter Holding AG (Switzerland)(2)	119	21
Ryanair Holdings plc Sponsored ADR (United Kingdom)(2)	459	38
Salini Impregilo S.p.A (Italy)	1,989	6
Securitas AB Class B (Sweden)	655	10
Seven Group Holdings Ltd. (Australia)	3,726	21
SGL Carbon SE (Germany)(2)	3,141	28
SGS SA Registered Shares (Switzerland)	10	20
Skanska AB Class B (Sweden)	429	10
Sulzer AG (Switzerland)	199	21
Summit Ascent Holdings Ltd. (Hong Kong)(2)	24,000	6

		698

Information Technology—11.7%
AFG Arbonia Forster Holding AG (Switzerland)(2)	1,287	21
Check Point Software Technologies Ltd. (Israel)(2)	74	6
COLOPL, Inc. (Japan)	4,400	37
Dassault Systemes SA (France)	187	14
Gree, Inc. (Japan)	6,900	36
GungHo Online Entertainment, Inc. (Japan)(4)	17,500	37
Hexagon AB Class B (Sweden)	285	10
Keyence Corp. (Japan)	54	37
Konami Corp. (Japan)	950	38
Lenovo Group Ltd. (Hong Kong)	10,400	6
Mixi, Inc. (Japan)	1,030	38
Nexon Co., Ltd. (Japan)	2,490	36
OBIC Business Consultants Co., Ltd. (Japan)	845	37
OBIC Co., Ltd. (Japan)	851	37
Otsuka Corp. (Japan)	768	36
Renishaw plc (United Kingdom)	1,241	39

See Notes to Schedules of Investments

3

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
SAP SE (Germany)	305	$27
Silverlake Axis Ltd. (Singapore)	17,600	7
Square Enix Holdings Co., Ltd. (Japan)	1,450	37
United Internet AG Registered Shares (Germany)	685	27
VTech Holdings Ltd. (Hong Kong)	442	6
Yahoo Japan Corp. (Japan)	9,600	37

		606

Materials—7.3%
APERAM SA (Netherlands)	776	36
ArcelorMittal (Netherlands)(2)	4,732	35
EMS-Chemie Holding AG (Switzerland)	41	21
Evolution Mining Ltd. (Australia)	17,198	26
Fortescue Metals Group Ltd. (Australia)	4,954	21
Frutarom Industries Ltd. (Israel)	120	6
Glencore International plc (United Kingdom)(2)	11,411	39
HeidelbergCement AG (Germany)	292	27
Hexpol AB (Sweden)	1,085	10
Holmen AB Class B (Sweden)	289	10
Imerys SA (France)	189	14
Israel Chemicals Ltd. (Israel)	1,558	7
Israel Corp. Ltd. (The) (Israel)(2)	39	7
LafargeHolcim Ltd. Registered Shares (Switzerland)(2)	396	21
OCI NV (Netherlands)(2)	2,084	36
Pact Group Holdings Ltd. (Australia)	4,509	22
Vicat (France)	235	14
Wacker Chemie AG (Germany)	261	27

		379

Real Estate—4.7%
Abacus Property Group (Australia)	10,114	22
Champion REIT (Hong Kong)	10,600	6
Cheung Kong Property Holdings Ltd. (Hong Kong)	950	6
Fonciere Des Regions (France)	164	14
Fortune REIT (Hong Kong)	5,400	6
Hang Lung Group Ltd. (Hong Kong)	1,800	6
Hang Lung Properties Ltd. (Hong Kong)	3,000	6
Henderson Land Development Co., Ltd. (Hong Kong)	1,111	6
Hongkong Land Holdings Ltd. (Singapore)	1,000	6
Hufvudstaden AB Class A (Sweden)	667	11
Hysan Development Co., Ltd. (Hong Kong)	1,450	6

	SHARES	VALUE
Real Estate—(continued)
Inmobiliaria Colonial SA (Spain)(2)	2,080	$15
Intu Properties plc (United Kingdom)	11,315	39
Kerry Properties Ltd. (Hong Kong)	2,100	6
Lundbergforetagen AB Class B (Sweden)	168	10
New World Development Co., Ltd. (Hong Kong)	5,200	6
Scentre Group (Australia)	6,694	23
Sino Land Co., Ltd. (Hong Kong)	4,000	6
Sun Hung Kai Properties Ltd. (Hong Kong)	450	6
UOL Group Ltd. (Singapore)	1,543	6
Westfield Corp. (Australia)	3,242	22
Wheelock & Co., Ltd. (Hong Kong)	1,105	6
Yanlord Land Group Ltd. (Singapore)	6,900	6

		246

Telecommunication Services—2.5%
HKT Trust & HKT Ltd. (Hong Kong)	5,000	6
Iliad SA (France)	74	14
PCCW Ltd. (Hong Kong)	10,900	6
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	4,200	6
SoftBank Group Corp. (Japan)	541	36
TalkTalk Telecom Group plc (United Kingdom)	18,709	39
TPG Telecom Ltd. (Australia)	4,433	22

		129

Utilities—1.0%
CLP Holdings Ltd. (Hong Kong)	639	6
Engie SA (France)	1,104	14
Hong Kong & China Gas Co., Ltd. (Hong Kong)	3,285	6
Kenon Holdings Ltd. (Israel)(2)	567	6
Power Assets Holdings Ltd. (Hong Kong)	650	6
Rubis SCA (France)	173	14

		52

TOTAL COMMON STOCKS (Identified Cost $5,194)		5,162

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $5,194)		5,162

See Notes to Schedules of Investments

4

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—1.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.670%)(6)(7)	83,250	$83

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $83)		83

TOTAL INVESTMENTS—100.9% (Identified Cost $5,277)		5,245	(1)
Other assets and liabilities, net—(0.9)%		(44)

NET ASSETS—100.0%		$5,201

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $63 or 1.2% of net assets.

(4)	All or a portion of security is on loan.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Represents security purchased with cash collateral received for securities on loan.
(7)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

5

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	26%
United Kingdom	15
France	9
Germany	9
Switzerland	8
Australia	6
Hong Kong	5
Other	22

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,162	$5,162
Securities Lending Collateral	83	83

Total Investments	$5,245	$5,245

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $2,002 were transferred from Level 2 to Level 1 based on our valuation procedures for non U.S. securities (See Note 1A in the Notes to Schedules of Investments for more information).

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—6.8%
U.S. Treasury Note
0.750%, 12/31/17	$14,855	$14,830
1.375%, 4/30/20	10,335	10,262

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $25,265)		25,092

MUNICIPAL BOND—0.1%
Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	196

TOTAL MUNICIPAL BOND (Identified Cost $199)		196

FOREIGN GOVERNMENT SECURITIES—0.2%
Democratic Socialist Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235	242
Kingdom of Saudi Arabia 144A 2.375%, 10/26/21(3)	200	194
Sultanate of Oman 144A 3.625%, 6/15/21(3)	200	200

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $636)		636

MORTGAGE-BACKED SECURITIES—38.7%
Agency—10.7%
FHLMC
4.000%, 2/1/45	373	392
3.500%, 3/1/45	1,986	2,039
FNMA
4.000%, 8/1/25	82	86
3.000%, 6/1/27	272	279
3.000%, 11/1/27	917	942
2.500%, 5/1/28	738	740
2.500%, 11/1/29	702	704
2.500%, 9/1/30	4,038	4,047
3.000%, 9/1/30	2,814	2,890
3.000%, 10/1/30	1,601	1,644
3.000%, 10/1/30	5,019	5,153
2.500%, 2/1/31	6,180	6,192
4.000%, 11/1/31	412	437
5.000%, 10/1/39	305	338
4.500%, 4/1/40	121	131

	PAR VALUE	VALUE
Agency—(continued)
3.500%, 12/1/42	$619	$638
4.000%, 10/1/44	883	928
3.500%, 8/1/45	1,578	1,618
3.500%, 1/1/46	1,986	2,036
3.500%, 1/1/46	2,500	2,563
3.500%, 1/1/46	459	471
4.000%, 1/1/46	1,583	1,664
3.500%, 4/1/46	525	538
3.500%, 5/1/46	541	555
3.500%, 6/1/46	2,388	2,448
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	5	5
GNMA
7.000%, 7/15/23	2	2
7.000%, 9/15/23	8	8
7.000%, 9/15/23	2	2
7.000%, 1/15/24	5	5
7.000%, 9/15/24	6	6
7.000%, 7/15/25	3	3
7.000%, 7/15/25	11	12

		39,516

Non-Agency—28.0%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	5	5
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	50	50
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	2,276	2,293
American Homes 4 Rent 15-SFR1, A 144A 3.467%, 4/17/52(3)	194	195
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	170	175
AMSR Trust
16-SFR1, A 144A 2.136%, 11/17/33(2)(3)	498	498
16-SFR1, C 144A 2.986%, 11/17/33(2)(3)	498	499
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	90	93
Aventura Mall Trust
13-AVM, A 144A 3.743%, 12/5/32(2)(3)	1,721	1,807
13-AVM, C 144A 3.743%, 12/5/32(2)(3)	1,130	1,167
Banc of America Commercial Mortgage Trust
07-2, A4 5.638%, 4/10/49(2)	263	262

See Notes to Schedules of Investments

1

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
07-4, AM 5.814%, 2/10/51(2)	$1,950	$1,986
Banc of America Funding Trust
04-B, 2A1 3.439%, 11/20/34(2)	50	50
05-1, 1A1 5.500%, 2/25/35	144	144
06-2, 3A1 6.000%, 3/25/36	31	31
16- R1, A1 144A 2.500%, 3/25/40(2)(3)	1,819	1,785
Banc of America Mortgage Trust
04-5, 4A1 4.750%, 6/25/19	208	208
04-7, 6A3 4.500%, 8/25/19	47	47
04-11, 5A1 6.500%, 8/25/32	431	434
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	359	384
04-24CB, 1A1 6.000%, 11/25/34	243	251
Bank of America (Merrill Lynch) Investors Series 04-A4, A1 2.862%, 8/25/34(2)	731	740
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
07-C2, A3 5.430%, 2/15/40	521	522
07-C6, A4 5.858%, 7/15/40(2)	466	469
07-C7, A3 5.866%, 9/15/45(2)	606	621
Bayview Commercial Asset Trust 08-1, A3 144A 2.256%, 1/25/38(2)(3)	194	190
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	343	355
BCRR Trust 09-1, 2A 144A 5.858%, 7/17/40(2)(3)	56	56
Centex Home Equity Loan Trust
02-A, AF6 5.540%, 1/25/32	84	84
04-D, AF5 5.850%, 9/25/34(2)	385	396
Citigroup Commercial Mortgage Trust
16-Smpl, A 144A 2.228%, 9/10/31(3)	750	730
07-C6, A1A 5.711%, 12/10/49(2)	775	782
07-C6, A4 5.711%, 12/10/49(2)	1,550	1,563
08-C7, AM 6.136%, 12/10/49(2)	230	237
10-RR3, MLSR 144A 5.733%, 6/14/50(2)(3)	1,261	1,263
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	160	166
14-A, A 144A 4.000%, 1/25/35(2)(3)	555	576
15-PS1, 144A 3.750%, 9/25/42(2)(3)	451	464
15-A, A1 144A 3.500%, 6/25/58(2)(3)	1,138	1,154
Colony American Finance Ltd. 15-1 144A 2.896%, 10/15/47(3)	623	621

	PAR VALUE	VALUE
Non-Agency—(continued)
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	$976	$970
Colony Starwood Homes Trust 16-2A, C 144A 2.886%, 12/17/33(2)(3)	1,000	1,003
COLT Mortgage Loan Trust Funding LLC
16-1 A1, 144A 3.000%, 5/25/46(3)	664	671
16-2, A1 144A 2.750%, 9/25/46(2)(3)	972	978
Commercial Mortgage Lease-Backed Certificates 01-CMB, 1 144A 7.471%, 6/20/31(2)(3)	460	507
Commercial Mortgage Trust
07-C9, A4 5.812%, 12/10/49(2)	965	973
07-GG11, AM 5.867%, 12/10/49(2)	2,123	2,170
Credit Suisse Commercial Mortgage-Backed Trust 07-C1, A1A 5.361%, 2/15/40	46	46
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	66	67
03-AR30, 5A1 3.151%, 1/25/34(2)	353	357
Credit Suisse Mortgage Capital Trust
16-BDWN, A 144A 3.439%, 2/15/29(2)(3)	875	874
13-HYB1, A16,144A 3.023%, 4/25/43(2)(3)	983	985
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.956%, 10/25/28(2)	835	846
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	810	814
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.489%, 6/25/34(2)	178	180
Goldman Sachs Mortgage Securities Trust
07-GG10, A4 5.793%, 8/10/45(2)	1,290	1,298
07-GG10, A1A 5.793%, 8/10/45(2)	2,164	2,186
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	192	197
05-12, AF3W 4.999%, 9/25/35(2)	50	51
GSR Mortgage Loan Trust 03-3F, 1A6 6.000%, 4/25/33	586	595
Hilton USA Trust 16-SPF, B 144A 3.323%, 11/5/35(3)	650	642
Home Equity Loan Trust 03-HS2, AIIB 1.006%, 6/25/28(2)	263	257
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	107	107

See Notes to Schedules of Investments

2

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	$136	$136
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.938%, 4/25/34(2)	90	89
04-9, 22A1 3.577%, 11/25/34(2)	714	704
04-10, 21A1 3.497%, 1/25/35(2)	779	784
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07- PW17, A4 5.694%, 6/11/50(2)	696	708
07-PW18, A4 5.700%, 6/11/50	288	294
07-PW18, AM, 6.084%, 6/11/50(2)	965	995
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-S8, A2 5.000%, 9/25/18	35	35
03-AR6, A1 2.898%, 6/25/33(2)	310	309
03-AR4, 2A1 2.622%, 8/25/33(2)	195	191
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	115
15-SGP, B 144A 3.454%, 7/15/36(2)(3)	759	764
11-C4, A3 144A 4.106%, 7/15/46(3)	1,379	1,419
14-C22, A4 3.801%, 9/15/47	1,695	1,766
07-LDPX, AM 5.464%, 1/15/49(2)	889	881
07-CB19, A4 5.713%, 2/12/49(2)	1,702	1,713
07-LD12, A4 5.882%, 2/15/51(2)	1,925	1,951
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	161	164
06-A2, 4A1 3.180%, 8/25/34(2)	152	152
04-A4, 2A1 3.117%, 9/25/34(2)	123	124
05-A4, 3A1 3.016%, 7/25/35(2)	650	642
14-1, 2A2 144A 3.500%, 1/25/44(2)(3)	1,443	1,454
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	276	285
16-1, M2 144A 3.750%, 4/25/45(2)(3)	780	773
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	1,349	1,359
16-2, M2 144A 3.750%, 12/25/45(2)(3)	1,198	1,186
16-1, A3 144A 3.500%, 5/25/46(3)	2,215	2,233
11-C4, A4, 144A 4.388%, 7/15/46(3)	295	317
16-3, A3 144A 3.500%, 10/25/46(2)(3)	751	757
JPMorgan Chase Trust
15-1, AM1 144A 2.644%, 12/25/44(2)(3)	878	876
15-5, A2 144A 2.896%, 5/25/45(2)(3)	1,042	1,048

	PAR VALUE	VALUE
Non-Agency—(continued)
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	$74	$75
03-8, 2A1 5.750%, 11/25/33	117	121
04-4, 6A1 5.500%, 4/25/34	166	171
04-7, 9A1 6.000%, 8/25/34	130	134
05-2, 2A1 6.000%, 1/25/35	486	502
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	271	273
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	398	401
Mill City Mortgage Trust
15 - 1, A3 144A 3.000%, 6/25/56(2)(3)	600	583
16-1, A1 144A 2.500%, 4/25/57(2)(3)	1,149	1,143
Morgan Stanley - Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	1,515	1,604
Morgan Stanley Capital Barclays Bank Trust 16-Mart, A 144A 2.200%, 9/13/31(3)	1,515	1,481
Morgan Stanley Capital I Trust
07-T27, A4 5.643%, 6/11/42(2)	1,369	1,385
08-T29, A4 6.275%, 1/11/43(2)	188	194
08-T29, AM 6.275%, 1/11/43(2)	950	982
07-IQ14, AM 5.690%, 4/15/49(2)	428	419
07-IQ14, A4 5.692%, 4/15/49(2)	564	565
07- LQ16, A4 5.809%, 12/12/49	662	671
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.970%, 6/25/44(2)(3)	486	489
Motel 6 Trust
15-MTL6, B 144A 3.298%, 2/5/30(3)	365	364
15-MTL6, D 144A 4.532%, 2/5/30(3)	810	813
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	211	219
New Residential Mortgage Loan Trust
16-2A, A1 144A 3.750%, 11/26/35(2)(3)	373	379
14-1A, A 144A 3.750%, 1/25/54(2)(3)	1,693	1,739
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	227	232
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	1,921	1,947
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	1,612	1,663
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	656	665
16-3A, A1 144A 3.750%, 9/25/56(2)(3)	1,367	1,394
16-4A, A1 144A 3.750%, 11/25/56(2)(3)	371	383
Novastar Mortgage Funding Trust Series 04-4, M5 2.481%, 3/25/35(2)	1,560	1,523

See Notes to Schedules of Investments

3

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Sequoia Mortgage Trust
14-3, A9 144A 3.750%, 10/25/44(2)(3)	$702	$712
14-4, A6 144A 3.500%, 11/25/44(2)(3)	697	697
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 3.247%, 2/25/34(2)	664	645
04-4, 3A2 3.112%, 4/25/34(2)	506	502
04-4, 3A1 3.112%, 4/25/34(2)	164	161
04-5, 3A2 3.181%, 5/25/34(2)	347	350
04-14, 7A 3.109%, 10/25/34(2)	306	306
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	180	177
03-37A, 2A 2.903%, 12/25/33(2)	147	146
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
02-AL1, A3 3.450%, 2/25/32	778	772
02-AL1, A2 3.450%, 2/25/32	150	150
03-33H, 1A1 5.500%, 10/25/33	431	439
03-34A, 6A 3.340%, 11/25/33(2)	381	376
04-15, 3A3 5.500%, 9/25/34	161	162
Towd Point Mortgage Trust
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	655	660
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	756	758
15 - 5, A1B 144A 2.750%, 5/25/55(2)(3)	1,067	1,069
15-5, A2 144A 3.500%, 5/25/55(2)(3)	175	176
16-2, A1 144A 3.000%, 8/25/55(2)(3)	375	377
16-4, A1 144A 2.250%, 7/25/56(2)(3)	860	850
Vericrest Opportunity Loan Transfer
16 - NPL8, A1 144A 3.500%, 7/25/46(2)(3)	800	797
16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	374	373
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	123	123
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	220	220
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	52	53
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	209	209
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	376	375
07-C30, AM 5.383%, 12/15/43	1,760	1,760
07-C31, A4 5.509%, 4/15/47	855	857
07-C32, A3 5.707%, 6/15/49(2)	795	800
07-C33, A5 5.969%, 2/15/51(2)	79	80
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.895%, 6/25/33(2)	75	75

	PAR VALUE	VALUE
Non-Agency—(continued)
03-J, 5A1 2.963%, 10/25/33(2)	$272	$274
03-J, 2A1 2.968%, 10/25/33(2)	163	164
04-A, 3.000%, 2/25/34(2)	73	73
04-K, 1A2 3.109%, 7/25/34(2)	308	307
04-U, A1 3.133%, 10/25/34(2)	92	92
04-Z, 2A1 3.002%, 12/25/34(2)	211	213
05-14, 2A1 5.500%, 12/25/35	74	75

		103,270

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $143,610)		142,786

ASSET-BACKED SECURITIES—25.6%
American Credit Acceptance Receivables Trust 16- 1A, B 144A 4.240%, 6/13/22(3)	835	850
AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	160	160
13-2, D 2.420%, 5/8/19	800	805
14-1, D 2.540%, 6/8/20	650	654
16-1, B 2.300%, 3/8/21	2,045	2,054
15-3, C 2.730%, 3/8/21	615	620
16-2, B 2.210%, 5/10/21	1,000	1,000
15-4, C 2.880%, 7/8/21	700	707
16-4, C 2.410%, 7/8/22	725	718
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	505	521
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	541
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	995
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	1,905	1,924
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	800	798
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	53	52
13-A, A 144A 3.010%, 12/4/28(3)	167	167
15-A, A 144A 2.880%, 5/2/30(3)	382	383
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	340	341
15-3, B 2.700%, 9/15/21	650	650
16 - 1, B 3.430%, 2/15/22	785	793
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	396	396
13-4, C 2.670%, 2/20/19	505	509
CarFinance Capital Auto Trust

See Notes to Schedules of Investments

4

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
13-1A, B 144A 2.750%, 11/15/18(3)	$84	$84
13-2A, B 144A 3.150%, 8/15/19(3)	79	79
14-2A, B 144A 2.640%, 11/16/20(3)	425	426
CarMax Auto Owner Trust
14-4, B 2.200%, 9/15/20	700	703
15-2, C 2.390%, 3/15/21	1,495	1,491
15-4B 2.160%, 8/16/21	725	722
16-2, B 2.160%, 12/15/21	750	743
CarNow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(3)	350	350
CCG Receivables Trust
14-1, B 144A 2.150%, 11/15/21(3)	400	401
15-1, A3 144A 1.920%, 1/17/23(3)	1,000	1,001
CenterPoint Energy Transition Bond Co.IV LLC 12-1, A1 0.901%, 4/15/18	55	55
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	1,234	1,216
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	628	619
Chrysler Capital Auto Receivables Trust
14-BA D 144A 3.440%, 8/16/21(3)	750	759
15-BA D 144A 4.170%, 1/16/23(3)	965	975
Citigroup 15-PM3,A 144A 2.560%, 5/16/22(3)	255	255
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	91	93
DB Master Finance LLC 15-1A, A2I 144A 3.262%, 2/20/45(3)	983	984
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	821	814
DRB Prime Student Loan Trust 15-D, A3 144A 2.500%, 1/25/36(3)	474	473
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	1,006	1,009
16-AA, B 144A 3.170%, 5/15/20(3)	1,490	1,503
16 - BA, B 144A 2.560%, 6/15/20(3)	1,785	1,795
15-AA, C 144A 3.060%, 5/17/21(3)	1,665	1,680
16-CA, C 144A 3.020%, 11/15/21(3)	995	995
15-DA, C 144A 3.380%, 11/15/21(3)	1,505	1,529
DT Auto Owner Trust
14-2A, C 144A 2.460%, 1/15/20(3)	82	82
16 - 1A, B 144A 2.790%, 5/15/20(3)	850	855
14-3A, C 144A 3.040%, 9/15/20(3)	1,312	1,319
15-3A, C 144A 3.250%, 7/15/21(3)	655	661

	PAR VALUE	VALUE
16-2A, C 144A 3.670%, 1/18/22(3)	$820	$828
16-3A C,144A 3.150%, 3/15/22(3)	865	864
16-4A C,144A 2.740%, 10/17/22(3)	1,200	1,191
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	74	74
14-1A, B 144A 2.420%, 1/15/19(3)	172	172
13-1A, C 144A 3.520%, 2/15/19(3)	335	337
14-1A, C 144A 3.570%, 7/15/19(3)	150	151
14-2A, C 144A 3.260%, 12/16/19(3)	335	337
16-1A A, 144A 2.350%, 7/15/20(3)	836	839
15-A1, C 144A 4.100%, 12/15/20(3)	1,000	1,015
15-2A, C 144A 3.900%, 3/15/21(3)	1,190	1,205
16-3A, B 144A 2.840%, 8/16/21(3)	1,400	1,394
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	428	429
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	385
First Investors Auto Owner Trust 16-2A, C 144A 2.530%, 7/15/22(3)	1,490	1,462
Flagship Credit Auto Trust
16 - 1, A 144A 2.770%, 12/15/20(3)	724	729
15-2, C 144A 4.080%, 12/15/21(3)	505	504
16-2, B 144A 3.840%, 9/15/22(3)	825	840
Foursight Capital Automobile Receivables Trust 16-1 A2, 144A 2.870%, 10/15/21(3)	1,202	1,192
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	365	363
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	650	652
15-2A, A 144A 2.020%, 9/25/19(3)	1,080	1,070
16 -1A, A144A 2.320%, 3/25/20(3)	750	745
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	776	770
14-AA, A 144A 1.770%, 11/25/26(3)	226	221
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	401
15-A, D 2.730%, 6/15/21	550	554
15-C, B 2.150%, 11/15/21	1,500	1,501
Leaf Receivables Funding 10 LLC 15-1, D 144A 3.740%, 5/17/21(3)	585	576
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	306	306
MVW Owner Trust
15-1A, B 144A 2.960%, 12/20/32(3)	409	409

See Notes to Schedules of Investments

5

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
16-1A, A 144A 2.250%, 12/20/33(3)	$1,078	$1,056
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.506%, 9/27/21(2)(3)	1,710	1,723
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	322	322
15-A, A 144A 3.190%, 3/18/26(3)	1,660	1,672
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	339	341
15-AA, A 144A 2.880%, 9/8/27(3)	363	362
Santander Drive Auto Receivables Trust
12-6, D 2.520%, 9/17/18	371	371
13-1, D 2.270%, 1/15/19	1,691	1,697
13-3, C 1.810%, 4/15/19	371	371
13-5, D 2.730%, 10/15/19	540	546
14-4, D 3.100%, 11/16/20	1,095	1,109
16-2, B 2.080%, 2/16/21	1,000	1,001
16-1, C 3.090%, 4/15/22	2,010	2,040
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	242	242
Sierra Timeshare Receivables Funding LLC
12-3A, A 144A 1.870%, 8/20/29(3)	338	336
13-1A, A 144A 1.590%, 11/20/29(3)	68	68
14-1A, A 144A 2.070%, 3/20/30(3)	108	107
14-2A, A 144A 2.050%, 6/20/31(3)	72	72
16 - 1A, A 144A 3.080%, 3/21/33(3)	567	573
16 - 2A, A 144A 2.330%, 7/20/33(3)	771	757
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	19	19
XVII 13-A, A 144A 2.680%, 3/16/26(3)	60	59
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	232	229
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,453
13-B, A2A 144A 1.850%, 6/17/30(3)	1,000	994
13-C, A2A 144A 2.940%, 10/15/31(3)	325	329
SoFi Consumer Loan Program LLC 16-3, A 144A 3.050%, 12/26/25(3)	961	958
SoFi Professional Loan Program LLC
14-B, A2 144A 2.550%, 8/27/29(3)	633	635
15-A, A2 144A 2.420%, 3/25/30(3)	247	247
16 - C, A2B 144A 2.360%, 12/27/32(3)	1,441	1,418
16 - A, A2 144A 2.760%, 12/26/36(3)	518	521

	PAR VALUE	VALUE
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	$144	$142
SVO VOI Mortgage Corp. 12-AA, A 144A 2.000%, 9/20/29(3)	1,110	1,090
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	993	996
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	474
Tidewater Auto Receivables Trust 16 - AA, B 144A 3.130%, 3/15/20(3)	785	790
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	239	241
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	968	976
United Auto Credit Securitization Trust 16-1, B 144A 2.730%, 5/15/18(3)	897	899
Volvo Financial Equipment LLC 14-1A, C 144A 1.940%, 11/15/21(3)	205	205
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	1,459	1,442
Welk Resorts LLC
13-AA, A 144A 3.100%, 3/15/29(3)	131	131
15-AA, A 144A 2.790%, 6/16/31(3)	271	267
Westgate Resorts LLC 16-1A, A 144A 3.500%, 12/20/28(3)	1,162	1,157
Westlake Automobile Receivables Trust
15-1A, B 144A 1.680%, 11/16/20(3)	514	514
16-2A C, 144A 2.830%, 5/17/21(3)	1,030	1,032
16-3A, B 144A 2.070%, 12/15/21(3)	1,688	1,679

TOTAL ASSET-BACKED SECURITIES (Identified Cost $94,468)		94,488

CORPORATE BONDS AND NOTES—20.1%
Consumer Discretionary—1.9%
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	105	107
144A 5.125%, 12/15/21(3)	250	256
Daimler Finance North America LLC 144A 2.200%, 10/30/21(3)	1,195	1,167
Delphi Automotive plc 3.150%, 11/19/20	540	548
Hyundai Capital America

See Notes to Schedules of Investments

6

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
RegS 1.450%, 2/6/17(4)	$335	$335
144A 1.450%, 2/6/17(3)	170	170
144A 2.125%, 10/2/17(3)	60	60
144A 2.450%, 6/15/21(3)	355	347
M/I Homes, Inc. 6.750%, 1/15/21	325	340
Marriott International, Inc. Series N, 3.125%, 10/15/21	290	293
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	580	581
QVC, Inc. 3.125%, 4/1/19	990	1,000
Time Warner Cable, Inc. 6.750%, 7/1/18	215	229
Toll Brothers Finance Corp.
5.625%, 1/15/24	25	26
4.875%, 11/15/25	745	734
TRI Pointe Group, Inc.
4.375%, 6/15/19	295	302
4.875%, 7/1/21	400	409
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	40

		6,944

Consumer Staples—0.6%
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	180	180
2.650%, 2/1/21	540	543
CVS Health Corp. 2.800%, 7/20/20	540	548
Kraft Heinz Foods Co. (The)
2.800%, 7/2/20	85	86
3.500%, 7/15/22	90	91
Whole Foods Market, Inc. 5.200%, 12/3/25	615	650

		2,098

Energy—1.1%
Anadarko Petroleum Corp. 4.850%, 3/15/21	170	182
Antero Resources Corp. 5.625%, 6/1/23	215	221
Cimarex Energy Co. 4.375%, 6/1/24	490	509
Concho Resources, Inc. 4.375%, 1/15/25	560	562
Enbridge Energy Partners LP 4.375%, 10/15/20	90	94
Energy Transfer Partners LP 5.200%, 2/1/22	130	139
EP Energy LLC (Everest Acquisition Finance, Inc.) 144A 8.000%, 11/29/24(3)	70	76
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	85	93
MPLX LP 5.500%, 2/15/23	290	302
NGL Energy Partners LP 5.125%, 7/15/19	365	364
Occidental Petroleum Corp.

	PAR VALUE	VALUE
Energy—(continued)
2.600%, 4/15/22	$55	$55
3.400%, 4/15/26	45	45
QEP Resources, Inc. 5.250%, 5/1/23	295	297
Regency Energy Partners LP 5.000%, 10/1/22	215	228
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	340	372
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	249
Sunoco LP 6.375%, 4/1/23	400	407

		4,195

Financials—8.5%
Air Lease Corp. 2.625%, 9/4/18	550	554
Ally Financial, Inc. 5.750%, 11/20/25	330	330
Ares Capital Corp.
4.875%, 11/30/18	62	64
3.875%, 1/15/20	173	175
Aviation Capital Group Corp.
144A 2.875%, 9/17/18(3)	115	116
RegS 2.875%, 9/17/18(4)	220	223
Bank of America Corp.
5.490%, 3/15/19	66	70
2.650%, 4/1/19	350	354
4.200%, 8/26/24	400	407
4.450%, 3/3/26	75	77
Bank of India 144A 3.250%, 4/18/18(3)	300	303
Bank of New York Mellon Corp. (The)
2.200%, 3/4/19	230	232
2.050%, 5/3/21	860	843
Barclays Bank plc 144A 6.050%, 12/4/17(3)	100	103
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	520	550
Berkshire Hathaway Finance Corp. 1.300%, 8/15/19	1,955	1,930
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(3)	200	222
Citigroup, Inc. 4.600%, 3/9/26	630	650
Corp Andina de Fomento 2.000%, 5/10/19	455	452
Fifth Third Bancorp 4.500%, 6/1/18	150	155
First Horizon National Corp. 3.500%, 12/15/20	440	444
First Tennessee Bank N.A. 2.950%, 12/1/19	250	251
Ford Motor Credit Co., LLC 5.750%, 2/1/21	400	439
FS Investment Corp.
4.250%, 1/15/20	300	302

See Notes to Schedules of Investments

7

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
4.750%, 5/15/22	$185	$184
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	682
4.200%, 3/1/21	405	417
3.200%, 7/6/21	975	967
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	340
4.250%, 10/21/25	320	325
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	844	852
HSBC Holdings plc 2.950%, 5/25/21	860	859
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	277
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	980	990
ICAHN Enterprises LP 5.875%, 2/1/22	200	200
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	256
iStar Financial, Inc. 5.000%, 7/1/19	375	378
Jefferies Group LLC 5.125%, 4/13/18	150	155
JPMorgan Chase & Co.
6.125%, 6/27/17	200	204
2.250%, 1/23/20	540	538
2.295%, 8/15/21	300	294
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	615	609
KeyCorp. 5.100%, 3/24/21	185	202
Korea Development Bank 3.875%, 5/4/17	250	252
Lazard Group LLC 4.250%, 11/14/20	350	366
Lincoln National Corp.
8.750%, 7/1/19	69	79
4.200%, 3/15/22	470	497
6.050%, 4/20/67(2)(5)	75	58
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(3)	650	650
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	200
Mizuho Financial Group Inc. 2.273%, 9/13/21	565	548
Morgan Stanley 4.350%, 9/8/26	1,660	1,691
MUFG Union Bank N.A. 2.625%, 9/26/18	300	303
New York Life Global Funding 144A 1.950%, 2/11/20(3)	70	70
Nordea Bank AB 144A 1.625%, 9/30/19(3)	1,005	992
PNC Funding Corp. 5.625%, 2/1/17	10	10

	PAR VALUE	VALUE
Financials—(continued)
Prudential Financial, Inc. 8.875%, 6/15/38(2)(5)	$100	$108
S&P Global, Inc. 3.300%, 8/14/20	519	529
Santander Holdings USA, Inc.
2.700%, 5/24/19	265	265
2.650%, 4/17/20	575	570
SBA Tower Trust
144A 2.933%, 12/11/17(3)	155	155
144A 3.156%, 10/15/20(3)	750	754
144A 2.877%, 7/15/21(3)	800	793
State Street Corp. 4.956%, 3/15/18(5)	525	542
TIAA Asset Management Finance Co., LLC 144A 2.950%, 11/1/19(3)	430	437
Toronto-Dominion Bank (The) 2.125%, 4/7/21	700	689
Turkiye Is Bankasi 144A 5.500%, 4/21/22(3)	800	759
UBS Group Funding Jersey Ltd. 144A 2.650%, 2/1/22(3)	400	388
Voya Financial, Inc. 2.900%, 2/15/18	267	270
Wells Fargo Bank N.A. 2.150%, 12/6/19	985	984
Willis North America, Inc. 6.200%, 3/28/17	40	40
XLIT Ltd. Series E, 2.300%, 12/15/18	135	136
Zions Bancorp 4.500%, 3/27/17	225	226

		31,412

Health Care—1.8%
Abbott Laboratories
2.350%, 11/22/19	360	360
2.900%, 11/30/21	500	499
AbbVie, Inc.
2.500%, 5/14/20	370	370
2.300%, 5/14/21	495	485
3.200%, 11/6/22	45	45
2.850%, 5/14/23	495	480
Actavis Capital S.a.r.l.
(Actavis Funding) 3.000%, 3/12/20	85	86
(Actavis Funding) 3.450%, 3/15/22	90	91
Aetna Inc. 2.400%, 6/15/21	1,010	1,005
Community Health Systems, Inc. 5.125%, 8/1/21	65	60
Forest Laboratories LLC 144A 4.375%, 2/1/19(3)	205	213
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	95	98
Mylan NV
144A 3.000%, 12/15/18(3)	195	196

See Notes to Schedules of Investments

8

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
144A 3.150%, 6/15/21(3)	$230	$226
Owens & Minor, Inc. 3.875%, 9/15/21	65	65
Shire Acquisitions Investments 2.400%, 9/23/21	435	420
Tenet Healthcare Corp.
4.463%, 6/15/20(2)	440	444
6.000%, 10/1/20	80	84
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21	140	134
2.800%, 7/21/23	140	132
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	170	145
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	825	822
Zoetis, Inc. 3.450%, 11/13/20	165	169

		6,629

Industrials—1.8%
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	552	595
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	200	200
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	215	217
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	658	691
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	138	143
01-1, A1 6.703%, 6/15/21	302	321
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	902	940
Lockheed Martin Corp. 1.850%, 11/23/18	125	126
Masco Corp. 5.950%, 3/15/22	295	326
Penske Truck Leasing Co., LP
RegS 2.500%, 6/15/19(4)	150	151
144A 3.375%, 2/1/22(3)	205	207
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	2,624	2,827

		6,744

Information Technology—1.0%
Apple, Inc. 2.250%, 2/23/21	400	400
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.) 144A 5.450%, 6/15/23(3)	685	726
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	65	65
4.000%, 6/15/20	135	138

	PAR VALUE	VALUE
Information Technology—(continued)
First Data Corp. 144A 5.000%, 1/15/24(3)	$785	$792
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	325	328
3.600%, 10/15/20	60	61
Microsoft Corp. 2.000%, 8/8/23	320	306
NXP BV (NXP Funding LLC) 144A 4.125%, 6/1/21(3)	425	439
Oracle Corp.
1.900%, 9/15/21	175	171
2.400%, 9/15/23	220	213

		3,639

Materials—0.4%
Airgas, Inc. 3.050%, 8/1/20	28	28
CRH America, Inc. 8.125%, 7/15/18	100	109
Equate Petrochemical BV 144A 3.000%, 3/3/22(3)	465	443
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	790	817
Packaging Corp. of America 3.900%, 6/15/22	185	191

		1,588

Real Estate—1.3%
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	143
CoreCivic, Inc. 5.000%, 10/15/22	390	391
Corporate Office Properties LP 3.700%, 6/15/21	220	224
Developers Diversified Realty Corp. 7.875%, 9/1/20	570	663
Digital Realty Trust LP
3.400%, 10/1/20	325	330
3.950%, 7/1/22	195	200
HCP, Inc. 3.750%, 2/1/19	225	231
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	136
Kimco Realty Corp. 3.400%, 11/1/22	550	558
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	45	47
Select Income REIT 4.150%, 2/1/22	580	574
Senior Housing Properties Trust 3.250%, 5/1/19	125	125
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	505	523
2.700%, 4/1/20	152	153

See Notes to Schedules of Investments

9

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—(continued)
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	$535	$544

		4,842

Telecommunication Services—1.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	460	474
AT&T, Inc. 3.000%, 6/30/22	1,260	1,236
Frontier Communications Corp. 10.500%, 9/15/22	455	480
T-Mobile USA, Inc. 6.000%, 4/15/24	555	586
Telefonica Emisiones SAU 3.192%, 4/27/18	195	198
Verizon Communications, Inc.
3.650%, 9/14/18	310	320
2.550%, 6/17/19	1,335	1,353
4.600%, 4/1/21	70	75

		4,722

Utilities—0.4%
Exelon Corp. 2.850%, 6/15/20	805	813
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	201
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	334

		1,348

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $74,027)		74,161

LOAN AGREEMENTS(2)—4.4%
Consumer Discretionary—1.3%
Altice U.S. Finance I Corp. 3.882%, 1/15/25	310	314
AMC Entertainment Holdings, Inc.(f/k/a AMC Entertainment Inc.) 3.511%, 12/15/23	80	81
Aristocrat Leisure Ltd. Tranche B-1 3.631%, 10/20/21	550	557
Boyd Gaming Corp.
Tranche B, 4.000%, 8/14/20	58	58
Tranche B-2 3.756%, 9/15/23	220	223
Charter Communications Operating LLC (CCO Safari LLC)
Tranche F, 3.020%, 1/3/21	120	120
Tranche H, 2.755%, 1/14/22	82	83
Tranche I, 3.005%, 1/15/24	158	159

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CSC Holdings LLC (f/k/a CSC Holdings, Inc. (Cablevision)) Tranche 2016, 3.876%, 10/11/24	$186	$188
Harbor Freight Tools USA, Inc. 3.887%, 8/18/23	753	765
Hilton Worldwide Finance LLC
Tranche B-1 3.500%, 10/26/20	50	51
Tranche B-2 3.256%, 10/25/23	683	692
Las Vegas Sands LLC Tranche B, 3.006%, 12/19/20	330	332
Libbey Glass, Inc. 3.750%, 4/9/21	143	145
MGM Growth Properties Operating Partnership LP Tranche B, 3.500%, 4/25/23	283	286
PetSmart, Inc. Tranche B-2 4.000%, 3/11/22	307	309
Six Flags Theme Parks, Inc. Tranche B, 3.833%, 6/30/22	122	123
Station Casinos LLC Tranche B, 3.750%, 6/8/23	297	301

		4,787

Consumer Staples—0.8%
Albertson’s Cos., LLC Tranche B-4, 3.750%, 8/25/21	201	204
Albertson’s LLC Tranche B, 4.247%, 12/21/22	333	338
ARAMARK Corp.
Tranche E, 3.294%, 9/7/19	416	421
Tranche F, 3.498%, 2/24/21	853	862
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 3.250%, 7/2/22	85	85
Coty, Inc. Tranche B, 3.092%, 10/27/22	481	484
Galleria Co. Tranche B, 3.750%, 1/26/23	130	131
Kronos, Inc. First Lien, 5.000%, 11/1/23	494	501
Pinnacle Foods Finance LLC Tranche I, 3.506%, 1/13/23	51	52

		3,078

Energy—0.1%
MEG Energy Corp. 3.750%, 3/31/20	308	300
Paragon Offshore Finance Co. 5.500%, 7/16/21(9)	137	52

		352

Financials—0.1%
Delos Finance S.a.r.l. 3.748%, 3/6/21	95	96
RPI Finance Trust Tranche B-5, 3.498%, 10/14/22	440	446

		542

See Notes to Schedules of Investments

10

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—0.4%
Community Health Systems, Inc. (CHS) Tranche F, 4.020%, 12/31/18	$281	$277
DaVita HealthCare Partners, Inc. Tranche B, 3.520%, 6/24/21	98	100
Envision Healthcare Corp.(f/k/a Emergency Medical Services Corp.) 3.750%, 12/1/23	563	571
Quintiles IMS Inc. Tranche B, 3.500%, 3/17/21	72	73
Team Health, Inc. Tranche B, 3.770%, 11/23/22	192	192
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 5.000%, 2/13/19	136	136

		1,349

Industrials—0.4%
American Airlines, Inc. Tranche B, 3.261%, 4/28/23	660	665
AWAS Finance Luxembourg S.A. 3.630%, 7/16/18	95	96
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	300	301
TransDigm, Inc.
Tranche D, 3.884%, 6/4/21	65	66
Tranche E, 3.884%, 5/14/22	79	80
Tranche F, 3.770%, 6/9/23	138	139
United Airlines, Inc. (f/k/a Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	72	73
Waste Industries USA, Inc. Tranche B, 3.520%, 2/27/20	186	187

		1,607

Information Technology—0.4%
Abacus Innovations Corp. (Leidos, Inc.) Tranche B, 3.520%, 8/16/23	259	262
NXP B.V. (NXP Funding LLC) Tranche F, 3.270%, 12/7/20	249	251
Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23	182	185
SS&C European Holdings S.a.r.l.
Tranche A-1, 3.520%, 7/8/20	18	18
Tranche A-2, 3.520%, 7/8/20	27	27
Tranche B-1, 4.010%, 7/8/22	101	102
Tranche B-2, 4.010%, 7/8/22	10	10
Western Digital Corp. Tranche B-1, 4.520%, 4/29/23	541	551

		1,406

	PAR VALUE		VALUE
Materials—0.1%
Huntsman International LLC Tranche B, 3.873%, 4/1/23	$177		$179
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	25		25

			204

Real Estate—0.0%
ESH Hospitality, Inc. 3.770%, 8/30/23	107		108

Telecommunication Services—0.2%
Level 3 Financing, Inc.
Tranche B, 2020 4.000%, 1/15/20	127		129
Tranche B-II, 2022 3.500%, 5/31/22	93		94
T-Mobile USA, Inc. Senior Lien 3.520%, 11/9/22	253		257
UPC Financing Partnership 4.080%, 8/31/24	297		301

			781

Utilities—0.6%
Calpine Corp. Tranche 2016, 3.590%, 5/31/23	672		676
NRG Energy, Inc. 3.520%, 6/30/23	1,001		1,013
Vistra Operations Company LLC (f/k/a Tex Operations Co., LLC)
5.000%, 8/4/23	234		238
Tranche C, 5.000%, 8/4/23	54		54
Tranche 2016, 4.000%, 12/14/23	83		84

			2,065

TOTAL LOAN AGREEMENTS (Identified Cost $16,175)			16,279

	SHARES		VALUE
PREFERRED STOCKS—0.4%
Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	390	(7)	392
Citigroup, Inc. Series T, 6.250%(2)	660	(7)	680
JPMorgan Chase & Co. Series Z, 5.300%(2)	50	(7)	51
Wells Fargo & Co. Series K, 7.980%(2)	325	(7)	340

TOTAL PREFERRED STOCKS (Identified Cost $1,442)			1,463

See Notes to Schedules of Investments

11

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND—1.9%
iShares iBoxx $ Investment Grade Corporate Bond Fund(8)	59,529	$6,976

TOTAL EXCHANGE-TRADED FUND (Identified Cost $7,163)		6,976

		VALUE
TOTAL LONG TERM INVESTMENTS—98.2% (Identified Cost $362,985)		362,077

TOTAL INVESTMENTS—98.2% (Identified Cost $362,985)		362,077	(1)

Other assets and liabilities, net—1.8%		6,561

NET ASSETS—100.0%		$368,638

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $145,091 or 39.4% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	Value shown as par value.
(8)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(9)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.

See Notes to Schedules of Investments

12

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$94,488	$—	$94,488
Corporate Bonds And Notes	74,161	—	74,161
Foreign Government Securities	636	—	636
Loan Agreements	16,279	—	16,279
Mortgage-Backed Securities	142,786	—	142,786
Municipal Bonds	196	—	196
U.S. Government Securities	25,092	—	25,092
Equity Securities:
Preferred Stocks	1,463	—	1,463
Exchange-Traded Funds	6,976	6,976	—

Total Investments	$362,077	$6,976	$355,101

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of December 31, 2016.

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND—105.9%
Powershares S&P 500 Quality Portfolio(3)(4)	99,700	$2,591

TOTAL EXCHANGE-TRADED FUND (Identified Cost $2,541)		2,591

	CONTRACTS
PURCHASED OPTION—0.2%
Call Option—0.2%
CBOE Volatility Index expiration 01/04/17 strike price $14	45	4

TOTAL PURCHASED OPTION—0.2% (Premiums Paid $2)		4

TOTAL LONG TERM INVESTMENTS—106.1% (Identified Cost $2,543)		2,595	(1)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—106.1% (Identified Cost $2,543)		2,595	(1)

WRITTEN OPTIONS—(0.1)%
Call Option—(0.1)%
S&P 500® Index expiration 01/04/17 strike price $2245	3	(2)
S&P 500® Index expiration 01/13/17 strike price $2340	2	—	(2)
S&P 500® Index expiration 01/18/17 strike price $2330	3	—	(2)
S&P 500® Index expiration 01/25/17 strike price $2340	3	—	(2)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $9)		(2)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—106.0% (Identified Cost $2,534)		2,593	(1)

Other assets and liabilities, net—(6.0)%		(147)

NET ASSETS—100.0%		$2,446

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Amount is less than $500.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(4)	All or a portion of the security is segregated as collateral for written options.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$2,591	$2,591
Purchased Option	4	4

Total Investments before Written Options	$2,595	$2,595

Written Options	$(2)	$(2)

Total investments Net of Written Options	$2,593	$2,593

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—36.4%
Consumer Discretionary—10.4%
Advance Auto Parts, Inc.	578	$98
Amazon.com, Inc.(2)	588	441
AutoNation, Inc.(2)	647	31
AutoZone, Inc.(2)	261	206
Best Buy Co., Inc.	14,382	614
CarMax, Inc.(2)	1,633	105
Carnival Corp.	4,129	215
CBS Corp. Class B	5,799	369
Charter Communications, Inc. Class A(2)	713	205
Chipotle Mexican Grill, Inc.(2)	119	45
Comcast Corp. Class A	7,353	508
Darden Restaurants, Inc.	403	29
Discovery Communications, Inc. Class A(2)	2,144	59
Discovery Communications, Inc. Class C(2)	3,197	86
Expedia, Inc.	234	26
Foot Locker, Inc.	809	57
Gap, Inc. (The)	1,300	29
Garmin Ltd.	5,553	269
Genuine Parts Co.	4,444	425
Harley-Davidson, Inc.	10,794	630
Harman International Industries, Inc.	3,363	374
Hasbro, Inc.	3,391	264
Home Depot, Inc. (The)	4,024	539
Interpublic Group of Cos., Inc. (The)	9,702	227
L Brands, Inc.	1,589	105
Leggett & Platt, Inc.	5,147	252
LKQ Corp.(2)	8,017	246
Lowe’s Cos., Inc.	2,571	183
Marriott International, Inc. Class A	3,051	252
Mattel, Inc.	10,478	289
McDonald’s Corp.	2,289	279
Mohawk Industries, Inc.(2)	2,435	486
Netflix, Inc.(2)	825	102
Newell Brands, Inc.	13,883	620
NIKE, Inc. Class B	13,474	685
O’Reilly Automotive, Inc.(2)	791	220
Omnicom Group, Inc.	5,791	493
Priceline Group, Inc. (The)(2)	113	166
Ross Stores, Inc.	2,402	158
Royal Caribbean Cruises Ltd.	1,603	131
Scripps Networks Interactive, Inc. Class A	1,361	97

	SHARES	VALUE
Consumer Discretionary—(continued)
Starbucks Corp.	3,661	$203
TEGNA, Inc.	3,050	65
TJX Cos., Inc. (The)	4,109	309
TripAdvisor, Inc.(2)	180	8
Urban Outfitters, Inc.(2)	435	12
Wyndham Worldwide Corp.	1,047	80
Wynn Resorts Ltd.	7,099	614
Yum! Brands, Inc.	1,118	71

		11,977

Consumer Staples—3.0%
Altria Group, Inc.	4,214	285
Brown-Forman Corp. Class B	3,635	163
Campbell Soup Co.	777	47
Conagra Brands, Inc.	1,683	67
Constellation Brands, Inc. Class A	3,083	473
General Mills, Inc.	2,141	132
Hershey Co. (The)	591	61
Hormel Foods Corp.	1,183	41
J.M. Smucker Co. (The)	307	39
Kellogg Co.	785	58
Kraft Heinz Co.(The)	1,362	119
McCormick & Co., Inc.	479	45
Mead Johnson Nutrition Co.	686	49
Molson Coors Brewing Co. Class B	6,350	618
Mondelez International, Inc. Class A	3,547	157
Philip Morris International, Inc.	3,392	310
Reynolds American, Inc.	1,746	98
Sysco Corp.	12,343	684
Tyson Foods, Inc. Class A	866	53

		3,499

Energy—1.3%
Helmerich & Payne, Inc.	5,391	417
Marathon Petroleum Corp.	3,694	186
Phillips 66	3,345	289
Tesoro Corp.	835	73
Transocean Ltd.(2)	19,346	285
Valero Energy Corp.	3,287	225

		1,475

Financials—3.4%
Aflac, Inc.	1,483	103
Allstate Corp. (The)	2,339	173

See Notes to Schedules of Investments

1

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
AON plc	2,297	$256
Bank of America Corp.	6,707	148
BB&T Corp.	2,679	126
Charles Schwab Corp. (The)	3,967	157
CHUBB Ltd.	2,050	271
Cincinnati Financial Corp.	876	66
Citigroup, Inc.	1,911	114
Comerica, Inc.	86	6
Gallagher (Arthur J.) & Co.	1,393	72
Goldman Sachs Group, Inc. (The)	1,250	299
JPMorgan Chase & Co.	2,375	205
M&T Bank Corp.	526	82
Marsh & McLennan Cos., Inc.	4,307	291
MetLife, Inc.	3,977	214
Morgan Stanley	4,849	205
PNC Financial Services Group, Inc. (The)	1,617	189
Progressive Corp. (The)	3,460	123
Prudential Financial, Inc.	1,583	165
SunTrust Banks, Inc.	1,674	92
Travelers Cos., Inc. (The)	1,691	207
Wells Fargo & Co.	2,987	165
Willis Towers Watson plc	1,118	137
XL Group Ltd.	1,762	66

		3,932

Health Care—1.9%
Abbott Laboratories	2,412	93
Aetna, Inc.	791	98
Agilent Technologies, Inc.	2,005	91
Anthem, Inc.	663	95
Bard (C.R.), Inc.	126	28
Baxter International, Inc.	828	37
Becton, Dickinson & Co.	375	62
Boston Scientific Corp.(2)	2,473	53
Centene Corp.(2)	345	20
Cigna Corp.	625	83
Danaher Corp.	1,089	85
Edwards Lifesciences Corp.(2)	393	37
Hologic, Inc.(2)	320	13
Humana, Inc.	370	76
Illumina, Inc.(2)	860	110
Intuitive Surgical, Inc.(2)	76	48
Medtronic plc	2,236	159

	SHARES	VALUE
Health Care—(continued)
Mettler-Toledo International, Inc.(2)	86	$36
PerkinElmer, Inc.	728	38
St. Jude Medical, Inc.	425	34
Stryker Corp.	556	67
Thermo Fisher Scientific, Inc.	2,261	319
UnitedHealth Group, Inc.	2,231	357
Varian Medical Systems, Inc.(2)	160	14
Waters Corp.(2)	456	61
Zimmer Biomet Holdings, Inc.	316	33

		2,147

Industrials—5.9%
3M Co.	889	159
Allegion plc	1,058	68
Arconic, Inc.	587	11
Boeing Co. (The)	880	137
Cintas Corp.	5,739	663
Deere & Co.	6,561	676
Dover Corp.	873	65
Dun & Bradstreet Corp. (The)	478	58
Equifax, Inc.	1,550	183
FedEx Corp.	1,217	227
Flowserve Corp.	777	37
Fortive Corp.	597	32
Fortune Brands Home & Security, Inc.	1,656	89
General Dynamics Corp.	440	76
General Electric Co.	14,272	451
Honeywell International, Inc.	1,115	129
Hunt (JB) Transport Services, Inc.	4,598	446
Illinois Tool Works, Inc.	1,669	204
Ingersoll-Rand plc	1,314	99
Johnson Controls International plc	9,996	412
L-3 Communications Holdings, Inc.	121	18
Lockheed Martin Corp.	337	84
Masco Corp.	3,600	114
Nielsen Holdings plc	4,755	199
Northrop Grumman Corp.	253	59
Parker Hannifin Corp.	709	99
Pentair plc	887	50
Raytheon Co.	479	68
Republic Services, Inc.	3,375	193
Rockwell Collins, Inc.	133	12
Roper Technologies, Inc.	209	38

See Notes to Schedules of Investments

2

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Ryder System, Inc.	2,798	$208
Snap-on, Inc.	303	52
Stanley Black & Decker, Inc.	763	88
Stericycle, Inc.(2)	1,218	94
Textron, Inc.	342	17
TransDigm Group, Inc.	93	23
United Parcel Service, Inc. Class B	3,435	394
United Technologies Corp.	1,125	123
Verisk Analytics, Inc.(2)	2,051	167
Waste Management, Inc.	5,728	406
Xylem, Inc.	881	44

		6,772

Information Technology—5.4%
Activision Blizzard, Inc.	8,694	314
Adobe Systems, Inc.(2)	2,166	223
Akamai Technologies, Inc.(2)	400	27
Alliance Data Systems Corp.	75	17
Alphabet, Inc. Class A(2)	235	186
Alphabet, Inc. Class C(2)	235	181
Amphenol Corp. Class A	4,993	336
Analog Devices, Inc.	388	28
Apple, Inc.	5,281	612
Applied Materials, Inc.	13,019	420
Autodesk, Inc.(2)	959	71
Automatic Data Processing, Inc.	498	51
Broadcom Ltd.	505	89
CA, Inc.	579	18
Citrix Systems, Inc.(2)	742	66
Corning, Inc.	14,232	345
eBay, Inc.(2)	2,097	62
Electronic Arts, Inc.(2)	3,485	275
Facebook, Inc. Class A(2)	1,776	204
Fidelity National Information Services, Inc.	304	23
First Solar, Inc.(2)	149	5
Fiserv, Inc.(2)	249	27
Global Payments, Inc.	154	11
Hewlett Packard Enterprise Co.	1,615	37
HP, Inc.	1,553	23
Intel Corp.	6,273	228
Intuit, Inc.	1,202	138
KLA-Tencor Corp.	2,179	171
Lam Research Corp.	1,843	195

	SHARES	VALUE
Information Technology—(continued)
Linear Technology Corp.	264	$17
MasterCard, Inc. Class A	958	99
Microchip Technology, Inc.	243	16
Micron Technology, Inc.(2)	1,036	23
Microsoft Corp.	8,776	545
NetApp, Inc.	228	8
NVIDIA Corp.	619	66
Oracle Corp.	4,427	170
Paychex, Inc.	340	21
PayPal Holdings, Inc.(2)	1,142	45
Qorvo, Inc.(2)	220	12
QUALCOMM, Inc.	1,876	122
Red Hat, Inc.(2)	207	14
salesforce.com, Inc.(2)	2,768	190
Seagate Technology plc	294	11
Skyworks Solutions, Inc.	297	22
Symantec Corp.	749	18
Texas Instruments, Inc.	1,281	94
Total System Services, Inc.	185	9
VeriSign, Inc.(2)	124	9
Visa, Inc. Class A	2,781	217
Western Digital Corp.	196	13
Western Union Co. (The)	510	11
Xerox Corp.	861	8
Xilinx, Inc.	239	14
Yahoo!, Inc.(2)	1,841	71

		6,228

Materials—3.4%
Albemarle Corp.	814	70
Avery Dennison Corp.	888	62
Dow Chemical Co. (The)	5,272	302
Du Pont (E.I.) de Nemours & Co.	4,212	309
Eastman Chemical Co.	734	55
Ecolab, Inc.	1,882	221
International Flavors & Fragrances, Inc.	386	45
International Paper Co.	6,155	327
Martin Marietta Materials, Inc.	1,370	303
Newmont Mining Corp.	20,260	690
Nucor Corp.	10,569	629
PPG Industries, Inc.	1,909	181
Sealed Air Corp.	1,909	87
Sherwin-Williams Co. (The)	368	99

See Notes to Schedules of Investments

3

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Vulcan Materials Co.	2,859	$358
WestRock Co.	3,765	191

		3,929

Real Estate—1.2%
American Tower Corp.	1,615	171
Crown Castle International Corp.	1,280	111
Digital Realty Trust, Inc.	469	46
Equinix, Inc.	278	99
Extra Space Storage, Inc.	573	44
Iron Mountain, Inc.	801	26
Prologis, Inc.	12,862	679
Public Storage	573	128
Weyerhaeuser Co.	3,145	95

		1,399

Utilities—0.5%
Ameren Corp.	796	42
CenterPoint Energy, Inc.	1,342	33
CMS Energy Corp.	936	39
Consolidated Edison, Inc.	845	62
Dominion Resources, Inc.	1,817	139
DTE Energy Co.	563	56
NiSource, Inc.	1,140	25
Public Service Enterprise Group, Inc.	1,445	63
SCANA Corp.	392	29
Sempra Energy	745	75
WEC Energy Group, Inc.	869	51
		614

TOTAL COMMON STOCKS (Identified Cost $38,100)		41,972

EXCHANGE-TRADED FUNDS(3)—63.0%
iShares 1-3 Year Treasury Bond Index Fund	333,870	28,195
iShares China Large-Cap Index Fund	90,324	3,135
iShares Dow Jones U.S. Real Estate Index Fund	51,152	3,936
iShares MSCI Australia Index Fund	166,105	3,360
iShares MSCI Brazil Capped Index Fund	94,707	3,157
iShares MSCI Canada Index Fund	136,088	3,559
iShares MSCI Hong Kong Index Fund	159,457	3,106
iShares MSCI Japan Index Fund	68,640	3,354
iShares MSCI Switzerland Capped Index Fund	118,690	3,497
iShares MSCI Taiwan Index Fund	110,773	3,253
iShares TIPS Bond Index Fund	59,620	6,747

	SHARES	VALUE
PowerShares DB Commodity Index Tracking Fund(2)	218,549	$3,462
PowerShares DB U.S. Dollar Index Bullish Fund(2)	146,058	3,865

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $72,333)		72,626

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $110,433)		114,598

TOTAL INVESTMENTS—99.4% (Identified Cost $110,433)		114,598	(1)
Other assets and liabilities, net—0.6%		654

NET ASSETS—100.0%		$115,252

Abbreviation:
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$41,972	$41,972
Exchange-Traded Funds	72,626	72,626

Total Investments	$114,598	$114,598

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note 1.250%, 3/31/21	$765		$747

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $759)			747

MUNICIPAL BONDS—0.1%
Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	145		133

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		259

TOTAL MUNICIPAL BONDS (Identified Cost $461)			392

FOREIGN GOVERNMENT SECURITIES—10.6%
Argentine Republic
144A 7.500%, 4/22/26(3)	1,055		1,108
144A 7.875%, 6/15/27(3)	1,180		1,168
Series NY 8.280%, 12/31/33	1,570		1,684
144A 7.125%, 7/6/36(3)	735		701
144A 7.625%, 4/22/46(3)	370		370
Bolivarian Republic of Venezuela
7.000%, 12/1/18	216		140
RegS 7.750%, 10/13/19(4)	202		113
RegS 7.650%, 4/21/25(4)	1,500		690
9.375%, 1/13/34	2,145		1,003
City of Buenos Aires 144A 7.500%, 6/1/27(3)	365		374
Dominican Republic 144A 6.875%, 1/29/26(3)	180		188
Federative Republic of Brazil
8.500%, 1/5/24	1,690	BRL	454
10.250%, 1/10/28	250	BRL	71
5.625%, 1/7/41	670		599
Federative Republic of Brazil Treasury Note Series F,
10.000%, 1/1/23	2,480	BRL	719
10.000%, 1/1/25	1,880	BRL	537
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	910		932
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,075		1,021
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800		812
Kingdom of Qatar 144A 3.250%, 6/2/26(3)	480		463

	PAR VALUE		VALUE
Kingdom of Saudi Arabia 144A 3.250%, 10/26/26(3)	$815		$773
Mongolia 144A 5.125%, 12/5/22(3)	425		364
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	730		796
Republic of Chile 5.500%, 8/5/20	474,000	CLP	744
Republic of Colombia
4.375%, 3/21/23	1,867,000	COP	542
9.850%, 6/28/27	946,000	COP	371
Republic of Costa Rica
144A 4.375%, 4/30/25(3)	795		709
144A 7.000%, 4/4/44(3)	200		184
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	905		882
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,405		1,300
Republic of Indonesia Series FR56, 8.375%, 9/15/26	13,950,000	IDR	1,067
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		508
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	245		262
Republic of Romania 144A 6.750%, 2/7/22(3)	520		592
Republic of South Africa
Series R203, 8.250%, 9/15/17	3,690	ZAR	269
Series R208, 6.750%, 3/31/21	6,720	ZAR	463
4.300%, 10/12/28	760		705
Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	800		790
Republic of Turkey
9.000%, 3/8/17	1,250	TRY	356
6.250%, 9/26/22	515		536
4.875%, 10/9/26	2,440		2,264
4.875%, 4/16/43	945		761
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	968
Sultanate of Oman 144A 4.750%, 6/15/26(3)	1,170		1,131
Ukraine 144A 7.750%, 9/1/26(3)	850		795
United Mexican States
Series M, 6.500%, 6/9/22	16,410	MXN	764
4.750%, 3/8/44	508		462

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $35,885)			32,505

MORTGAGE-BACKED SECURITIES—14.8%
Agency—3.6%
FHLMC 3.500%, 4/1/46	1,248		1,278
FNMA
3.000%, 4/1/43	1,404		1,403

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
3.000%, 5/1/43	$718	$717
3.000%, 6/1/43	1,571	1,569
3.000%, 7/1/43	756	755
4.000%, 10/1/44	1,130	1,188
3.500%, 9/1/45	1,942	1,991
3.500%, 1/1/46	1,059	1,086
3.500%, 5/1/46	1,027	1,053

		11,040

Non-Agency—11.2%
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(3)	915	946
15-SFR2, C 144A 4.691%, 10/17/45(3)	805	830
15-SFR1, A 144A 3.467%, 4/17/52(3)	679	682
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.274%, 6/25/33(2)	1,135	1,095
AMSR Trust 16-SFR1, D 144A 3.136%, 11/17/33(2)(3)	765	763
Banc of America Funding Trust
05-1, 1A1 5.500%, 2/25/35	389	389
06-2, 3A1 6.000%, 3/25/36	185	190
Bank of America (Countrywide) Asset-Backed Certificates
05-1, AF5A 5.137%, 7/25/35(2)	970	1,008
05-12, 2A4 5.575%, 2/25/36(2)	507	505
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	389	415
04-24CB, 1A1 6.000%, 11/25/34	90	93
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(3)	625	637
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	445	447
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	224	221
15-A, A1 144A 3.500%, 6/25/58(2)(3)	670	680
Colony American Finance Ltd. 15-1A, 144A 2.896%, 10/15/47(3)	647	645
Colony Starwood Homes Trust 16-2A, C 144A 2.886%, 12/17/33(2)(3)	770	772
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	600	613

	PAR VALUE	VALUE
Non-Agency—(continued)
Credit Suisse Commercial Mortgage-Backed Trust 07-C5, A1AM 5.870%, 9/15/40(2)	$939	$881
Credit Suisse Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	373	354
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.345%, 8/10/44(2)(3)	860	889
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	600	603
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	288	291
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	339	296
Home Equity Loan Trust 03-HS3, AI4 5.550%, 9/25/33(2)	142	145
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	281	278
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	676	670
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	568	586
16-1, M2 144A 3.750%, 4/25/45(2)(3)	563	559
16-2, M2 144A 3.750%, 12/25/45(2)(3)	935	926
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.327%, 2/25/35(2)	537	489
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	1,033	1,013
05-2, 2A1 6.000%, 1/25/35	452	467
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	547	569
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	314	316
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(2)(3)	525	510
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C26, C 4.411%, 10/15/48(2)	840	825
Morgan Stanley Capital I Trust 07-IQ14, AM 5.690%, 4/15/49(2)	925	906
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	1,080	1,084
New Residential Mortgage Loan Trust 16-4A, B1A 144A 4.500%, 11/25/56(3)	708	735

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	$241	$235
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	395	398
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	637	636
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	242	246
14-4, A6 144A 3.500%, 11/25/44(2)(3)	621	621
15-1, A1 144A 3.500%, 1/25/45(2)(3)	698	703
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	555	542
15-6, M1 144A 3.750%, 4/25/55(2)(3)	760	742
15-5, A2 144A 3.500%, 5/25/55(2)(3)	690	692
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	1,920	1,905
Vericrest Opportunity Loan Transfer
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	416	415
16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	291	291
16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	302	301
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	372	373
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	359	359
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	875	873
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.673%, 11/15/44(2)(3)	645	689

		34,344

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $45,618)		45,384

ASSET-BACKED SECURITIES—4.2%
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(3)	1,316	1,315
15-1A, C 144A 3.580%, 6/15/21(3)	2,160	2,159
CarNow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	745	741
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	740	742
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	376	377

	PAR VALUE	VALUE
Drive Auto Receivables Trust 16-CA, C 144A 3.020%, 11/15/21(3)	$745	$745
Exeter Automobile Receivables Trust 15-A1, C 144A 4.100%, 12/15/20(3)	900	914
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	525	526
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(3)	665	673
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	1,110	1,109
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	545	563
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	555	537
Leaf Receivables Funding 9 LLC 16-1, E2 144A 6.000%, 6/15/24(3)	290	267
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	920	867
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	171	172
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	1,096	1,083

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,833)		12,790

CORPORATE BONDS AND NOTES—51.2%
Consumer Discretionary—6.8%
Altice SA 144A 7.750%, 5/15/22(3)	700	749
AMC Entertainment Holdings, Inc. 144A 5.875%, 11/15/26(3)	150	154
Beazer Homes USA, Inc. 5.750%, 6/15/19	472	491
Boyd Gaming Corp. 6.875%, 5/15/23	415	448
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	185	187
Cablevision Systems Corp. 5.875%, 9/15/22	835	816
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	207	215
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	320	337
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	785	850
CBS Radio, Inc. 144A 7.250%, 11/1/24(3)	55	58

See Notes to Schedules of Investments

3

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	$275	$281
144A 5.125%, 12/15/21(3)	655	670
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	930	933
Series A 7.625%, 3/15/20	320	309
Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(3)	200	214
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	540	535
Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(3)	230	241
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	60	61
International Game Technology plc 144A 6.250%, 2/15/22(3)	340	366
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	215	219
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(3)	335	337
M/I Homes, Inc. 6.750%, 1/15/21	525	550
MDC Holdings, Inc. 5.500%, 1/15/24	860	892
Meritor, Inc. 6.750%, 6/15/21	300	308
MPG Holdco I, Inc. 7.375%, 10/15/22	830	871
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	650	651
New York University 4.142%, 7/1/48	545	513
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	350	352
QVC, Inc. 5.125%, 7/2/22	240	248
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	510	541
Scientific Games International, Inc.
6.625%, 5/15/21	540	459
144A 7.000%, 1/1/22(3)	590	636
SFR (Numericable) Group S.A.
144A 6.000%, 5/15/22(3)	580	597
144A 7.375%, 5/1/26(3)	290	297
Signet UK Finance plc 4.700%, 6/15/24	895	857
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	610	604
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	490	514

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Toll Brothers Finance Corp.
5.625%, 1/15/24	$175	$182
4.875%, 11/15/25	970	955
TRI Pointe Group, Inc. 5.875%, 6/15/24	890	921
VTR Finance BV 144A 6.875%, 1/15/24(3)	600	621
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	890	870

		20,910

Consumer Staples—1.3%
AdvancePierre Foods Holdings, Inc. 144A 5.500%, 12/15/24(3)	510	516
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	545	557
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	340	342
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	620	595
Safeway, Inc. 7.250%, 2/1/31	510	499
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	925	800
Whole Foods Market, Inc. 5.200%, 12/3/25	540	571

		3,880

Energy—14.7%
Afren plc 144A 11.500%, 2/1/17(3)(11)(12)	464	2
Alberta Energy Co., Ltd. 8.125%, 9/15/30	330	397
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 144A 7.875%, 12/15/24(3)	455	473
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	365	363
Anadarko Petroleum Corp.
4.850%, 3/15/21	150	161
5.550%, 3/15/26	215	241
6.600%, 3/15/46	460	568
Antero Midstream Partners LP 144A 5.375%, 9/15/24(3)	220	225
Antero Resources Corp. 5.625%, 6/1/23	490	504
Archrock Partners LP 6.000%, 10/1/22	740	722
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	305	307
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	265	274
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	675	695
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	680	740
Cimarex Energy Co. 4.375%, 6/1/24	450	467

See Notes to Schedules of Investments

4

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	$725	$337
Concho Resources, Inc.
5.500%, 4/1/23	295	307
4.375%, 1/15/25	445	446
CONSOL Energy, Inc. 5.875%, 4/15/22	325	320
Continental Resources, Inc.
5.000%, 9/15/22	510	517
4.500%, 4/15/23	305	300
Diamondback Energy, Inc.
144A 4.750%, 11/1/24(3)	110	108
144A 5.375%, 5/31/25(3)	645	650
Ecopetrol S.A.
5.875%, 9/18/23	615	651
5.375%, 6/26/26	910	905
Enbridge Energy Partners LP 4.375%, 10/15/20	170	178
Encana Corp. 3.900%, 11/15/21	320	322
Energy Transfer Equity LP 5.875%, 1/15/24	885	918
EnLink Midstream Partners LP 4.850%, 7/15/26	80	81
EnQuest plc 144A 7.000%, 4/15/22(3)	922	673
EP Energy LLC (Everest Acquisition Finance, Inc.)
9.375%, 5/1/20	420	389
144A 8.000%, 11/29/24(3)	35	38
FTS International, Inc. 6.250%, 5/1/22	450	376
Gazprom OAO (Gaz Capital S.A.)
144A 6.000%, 11/27/23(3)(7)	255	272
144A 4.950%, 2/6/28(3)(7)	750	739
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	540	557
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	65	68
HollyFrontier Corp. 5.875%, 4/1/26	900	919
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	450	490
Kinder Morgan, Inc. 7.750%, 1/15/32	890	1,089
Laredo Petroleum, Inc. 7.375%, 5/1/22	610	635
Linn Energy LLC
6.500%, 5/15/19(11)	512	219
6.500%, 9/15/21(11)	155	66
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	930	939
Matador Resources Co. 144A 6.875%, 4/15/23(3)	910	960
MPLX LP 4.875%, 12/1/24	1,390	1,430

	PAR VALUE	VALUE
Energy—(continued)
Newfield Exploration Co. 5.625%, 7/1/24	$785	$818
NGL Energy Partners LP 5.125%, 7/15/19	925	923
Noble Holding International Ltd. 7.750%, 1/15/24	220	208
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	1,090
Occidental Petroleum Corp.
3.400%, 4/15/26	30	30
4.400%, 4/15/46	700	711
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,030	273
Parker Drilling Co. 7.500%, 8/1/20	1,075	973
Parsley Energy LLC 144A 6.250%, 6/1/24(3)	1,020	1,078
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600	599
144A 6.000%, 5/3/42(3)	400	386
144A 5.625%, 5/20/43(3)	320	296
Petrobras Global Finance BV
5.375%, 1/27/21	830	812
8.375%, 5/23/21	170	184
8.750%, 5/23/26	1,375	1,487
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(4)	89	71
144A 8.500%, 10/27/20(3)	177	132
144A 6.000%, 5/16/24(3)	1,580	612
Petroleos Mexicanos
144A 6.875%, 8/4/26(3)	1,185	1,250
6.500%, 6/2/41	465	436
5.500%, 6/27/44	650	541
PHI, Inc. 5.250%, 3/15/19	360	340
QEP Resources, Inc.
6.875%, 3/1/21	445	475
5.250%, 5/1/23	572	576
Range Resources Corp. 144A 5.000%, 3/15/23(3)	835	829
Regency Energy Partners LP 5.000%, 10/1/22	1,010	1,069
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	480	484
Sabine Oil & Gas Corp. 7.250%, 6/15/19(11)(12)	935	—	(16)
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915	979
SM Energy Co.
6.125%, 11/15/22	320	326
6.500%, 1/1/23	400	409
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	400	432

See Notes to Schedules of Investments

5

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
State Oil Co. (Republic of Azerbaijan) 6.950%, 3/18/30	$855		$896
Sunoco LP 6.375%, 4/1/23	1,790		1,821
Tesoro Logistics LP 5.250%, 1/15/25	145		149
Transocean, Inc.
144A 9.000%, 7/15/23(3)	215		221
6.800%, 3/15/38	250		195
Weatherford International PLC 144A 9.875%, 2/15/24(3)	250		267
YPF S.A. 144A 8.500%, 3/23/21(3)	490		527

			44,943

Financials—10.3%
Akbank TAS 144A 7.500%, 2/5/18(3)	2,440	TRY	662
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	845		874
Ally Financial, Inc. 5.750%, 11/20/25	575		576
Ares Capital Corp. 3.625%, 1/19/22	465		450
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	725		733
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		458
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	730		746
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,095		1,181
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	395		419
Banco Nacional de Comercio Exterior SVC 144A 4.375%, 10/14/25(3)	550		539
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,031
Bank of America Corp.
4.200%, 8/26/24	890		906
4.450%, 3/3/26	165		170
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		907
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	185,000	CLP	285
Citigroup, Inc. 4.600%, 3/9/26	580		599
Citizens Financial Group, Inc. 5.500%, 12/29/49(2)	920		911
Compass Bank 3.875%, 4/10/25	900		855
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090		1,049
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915		881

	PAR VALUE		VALUE
Financials—(continued)
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	$925		$953
FS Investment Corp.
4.250%, 1/15/20	525		528
4.750%, 5/15/22	200		199
General Motors Financial Co., Inc. 3.700%, 5/9/23	740		728
Genworth Holdings, Inc. 4.900%, 8/15/23	585		485
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	725		742
ICAHN Enterprises LP
6.000%, 8/1/20	370		380
5.875%, 2/1/22	510		509
ICICI Bank Ltd. 144A 4.000%, 3/18/26(3)	230		223
ING Groep NV 6.000%(2)(5)(6)	865		845
iStar Financial, Inc. 5.000%, 7/1/19	940		947
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		771
Leucadia National Corp. 5.500%, 10/18/23	575		608
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		231
Morgan Stanley
144A 10.090%, 5/3/17(3)	2,400	BRL	729
4.350%, 9/8/26	415		423
Navient Corp. 7.250%, 9/25/23	190		196
OM Asset Management plc 4.800%, 7/27/26	785		743
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315		1,358
Prudential Financial, Inc. 5.875%, 9/15/42(2)	1,430		1,500
Santander Bank NA 8.750%, 5/30/18	400		430
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(2)(3)(7)	450		457
Springleaf Finance Corp. 5.250%, 12/15/19	500		505
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(3)	140		142
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740		726
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	120		123
Toronto-Dominion Bank (The) 3.625%, 9/15/31(2)	295		290
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	500		484
Voya Financial, Inc. 5.650%, 5/15/53(2)	870		858
Woodside Finance Ltd. 144A 3.700%, 9/15/26(3)	135		132

			31,477

See Notes to Schedules of Investments

6

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—2.9%
Abbott Laboratories
3.400%, 11/30/23	$165	$164
3.750%, 11/30/26	585	581
Centene Corp. 4.750%, 1/15/25	760	744
Community Health Systems, Inc. 6.875%, 2/1/22	525	368
Concordia International Corp.
144A 9.000%, 4/1/22(3)	185	157
144A 7.000%, 4/15/23(3)	175	56
Endo Finance LLC 144A 5.375%, 1/15/23(3)	660	564
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	165	174
HCA, Inc. 5.375%, 2/1/25	435	437
IASIS Healthcare LLC 8.375%, 5/15/19	545	477
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	300	316
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	395	407
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	675	712
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	710	632
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	570	608
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	912	946
Team Health, Inc. 144A 7.250%, 12/15/23(3)	40	46
Tenet Healthcare Corp.
4.750%, 6/1/20	275	278
6.000%, 10/1/20	180	188
144A 7.500%, 1/1/22(3)	35	37
8.125%, 4/1/22	385	365
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	320	276
144A 7.500%, 7/15/21(3)	130	111
144A 5.625%, 12/1/21(3)	140	109
144A 5.875%, 5/15/23(3)	380	289

		9,042

Industrials—4.6%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(3)	120	120
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	1,187	1,216

	PAR VALUE	VALUE
Industrials—(continued)
Allegiant Travel Co. 5.500%, 7/15/19	$165	$171
Bombardier, Inc.
RegS 4.750%, 4/15/19(4)	110	111
144A 6.125%, 1/15/23(3)	740	709
Carpenter Technology Corp. 5.200%, 7/15/21	600	605
CEB, Inc. 144A 5.625%, 6/15/23(3)	610	595
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	740	762
Continental Airlines Pass-Through-Trust 01-1, A1 6.703%, 6/15/21	56	60
Delhi International Airport Pvt Ltd. 144A 6.125%, 10/31/26(3)	250	259
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	426
GATX Corp. 3.250%, 9/15/26	125	118
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	595	577
Hawaiian Airlines Pass-Through Certificates 13-1B, B 4.950%, 1/15/22	749	745
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	865	908
Masco Corp.
5.950%, 3/15/22	640	707
4.450%, 4/1/25	320	325
Navistar International Corp. 8.250%, 11/1/21	460	467
Owens Corning 3.400%, 8/15/26	900	854
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	925	880
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	490	535
SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	470	476
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	225	233
TransDigm, Inc.
6.000%, 7/15/22	630	658
6.500%, 5/15/25	270	284
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	409	409
Wheels Up Finance I LLC
16-01, A 7.431%, 6/1/24(2)(12)(15)	39	39
16-01, A 7.500%, 6/30/24(12)	832	823

		14,072

Information Technology—1.2%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	503	518
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)

See Notes to Schedules of Investments

7

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
144A 5.450%, 6/15/23(3)	$150	$159
144A 6.020%, 6/15/26(3)	145	157
144A 8.100%, 7/15/36(3)	295	350
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	425	437
Inception Merger Sub, Inc. (Rackspace Hosting, Inc.) 144A 8.625%, 11/15/24(3)	1,405	1,491
NXP BV 144A 4.625%, 6/1/23(3)	355	374
WESCO Distribution, Inc. 144A 5.375%, 6/15/24(3)	255	256

		3,742

Materials—4.6%
AK Steel Corp. 7.500%, 7/15/23	385	428
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,508
ArcelorMittal 6.125%, 6/1/25	945	1,040
Berry Plastics Corp. 5.125%, 7/15/23	610	624
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	525	589
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	500	531
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	464
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	765	730
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	440	441
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	375	435
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	255	238
3.875%, 3/15/23	385	355
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	635	679
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	150	154
Graphic Packaging International, Inc. 4.125%, 8/15/24	790	756
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	910	905
Novelis Corp.
144A 6.250%, 8/15/24(3)	60	64
144A 5.875%, 9/30/26(3)	700	709
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	690	714
Reynolds Group Issuer, Inc.
144A 5.125%, 7/15/23(3)	150	153
144A 7.000%, 7/15/24(3)	25	27

	PAR VALUE		VALUE
Materials—(continued)
Scotts Miracle-Gro Co. (The) 144A 5.250%, 12/15/26(3)	$85		$85
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	275		295
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	450		474
Teck Resources Ltd.
144A 8.000%, 6/1/21(3)	70		77
144A 8.500%, 6/1/24(3)	180		208
Vale Overseas Ltd. 5.875%, 6/10/21	535		562
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	995		1,007

			14,252

Real Estate—1.0%
Communications Sales & Leasing, Inc. (CSL Capital LLC) 144A 7.125%, 12/15/24(3)	900		911
EPR Properties 4.750%, 12/15/26	300		297
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	605		603
MPT Operating Partnership LP
5.500%, 5/1/24	455		460
5.250%, 8/1/26	40		39
Select Income REIT 4.500%, 2/1/25	900		869

			3,179

Telecommunication Services—2.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	650		669
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000	MXN	219
AT&T, Inc.
4.800%, 6/15/44	580		547
5.650%, 2/15/47	300		321
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	180		191
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	665		574
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	430		430
Frontier Communications Corp.
6.250%, 9/15/21	370		352
10.500%, 9/15/22	695		733
GTH Finance BV 144A 7.250%, 4/26/23(3)	700		753
Qwest Corp. 7.250%, 9/15/25	400		429
Sprint Communications, Inc. 6.000%, 11/15/22	875		884
T-Mobile USA, Inc. 6.375%, 3/1/25	435		466

See Notes to Schedules of Investments

8

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Zayo Group LLC (Zayo Capital, Inc.) 6.375%, 5/15/25	$325	$341

		6,909

Utilities—1.5%
AmeriGas Partners LP 5.500%, 5/20/25	340	345
Comision Federal de Electricidad 144A 4.750%, 2/23/27(3)	300	288
Dynegy, Inc. 7.375%, 11/1/22	675	648
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	910	836
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	795	894
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	625	595
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	860	875

		4,481

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $160,204)		156,887

LOAN AGREEMENTS(2)—9.5%
Consumer Discretionary—2.3%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	370	362
Affinity Gaming LLC 5.000%, 7/1/23	539	544
Bass Pro Group LLC 5.970%, 12/15/23	915	908
Caesars Entertainment Operating Co., Inc. (f/k/a Harrah’s Operating Co., Inc.) Tranche B-6, 1.500%, 3/1/17(10)	484	539
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	751	759
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	348	351
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.) First Lien, 5.000%, 7/8/22	251	253
Cengage Learning, Inc. 2016 Refinancing Term, 5.250%, 6/7/23	243	237
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	496	498

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Graton Resort & Casino Tranche B, 5.510%, 9/1/22	$236	$238
Harbor Freight Tools USA, Inc. 3.887%, 8/18/23	337	342
Laureare Education, Inc. 2021 Extended, 8.868%, 3/17/21	457	460
Leslie’s Poolmart, Inc. Tranche B 5.250%, 8/16/23	304	308
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 10/13/23	449	454
Transtar Holding Co. Second Lien, 13.500%, 10/9/19(10)	380	6
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	486	488
UFC Holdings LLC First Lien 5.000%, 8/18/23	361	366

		7,113

Consumer Staples—0.9%
Albertson’s Cos., LLC Tranche B-4, 3.750%, 8/25/21	664	672
Amplify Snack Brands, Inc. 6.500%, 9/2/23	768	749
Chobani LLC (Chobani Idaho LLC) First Lien, 5.250%, 10/9/23	142	144
Coty, Inc. Tranche B, 3.092%, 10/27/22	118	118
Galleria Co. Tranche B, 3.750%, 1/26/23	237	239
Kronos, Inc. Second Lien, 9.250%, 11/1/24	193	200
Milk Specialities Co. 6.000%, 8/16/23	559	568

		2,690

Energy—0.7%
California Resources Corp. 11.375%, 12/31/21	420	467
Chesapeake Energy Corp. Trance A, 8.500%, 8/23/21	122	133
EP Energy LLC (f/k/a Everest Acquisition LLC) 9.750%, 6/30/21	610	640
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	520	494
Seadrill Operating LP 4.000%, 2/21/21	496	345

		2,079

Financials—0.4%
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	460	475
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	665	636

		1,111

See Notes to Schedules of Investments

9

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—1.2%
21st Century Oncology Holdings, Inc. Tranche B, 7.125%, 4/30/22(11)	$159	$148
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	168	169
CHG Healthcare Services, Inc. (CHG Buyer Co.) First Lien, 4.750%, 6/7/23	479	485
Concordia International Corp. (f/k/a Concordia Healthcare Corp.) 5.250%, 10/21/21	285	224
Inventiv Group Holdings, Inc. 4.750%, 11/9/23	224	226
MMM Holdings, Inc. 9.750%, 6/30/19	201	197
MPH Acquisition Holdings LLC 5.000%, 6/7/23	201	205
MSO of Puerto Rico, Inc. 9.750%, 6/30/19	146	143
NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	509	511
Quorum Health Corp. 6.750%, 4/29/22	246	242
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	638	645
U.S. Renal Care, Inc. First Lien, 0.000%12/30/22(8)	640	602

		3,797

Industrials—1.3%
84 Lumber Co. 6.750%, 10/25/23	735	739
Coinstar LLC Tranche B, First Lien 6.125%, 9/27/23	278	283
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	508	512
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	441	442
Navistar, Inc. Tranche B, 6.500%, 8/7/20	449	455
PAE Holding Corp. First Lien, 6.500%, 10/20/22	246	248
Quikrete International, Inc. First Lien, 0.000%, 11/15/23(8)	75	76
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	1,105	1,106
Zodiac Pool Solutions LLC First Lien, 5.500%, 12/20/23	210	212

		4,073

Information Technology—1.5%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	284	287
Avaya, Inc. Tranche B-7, 0.000%, 5/29/20(8)	375	327
Blackboard, Inc. Tranche B-4 First Lien, 6.000%, 6/30/21	555	561

	PAR VALUE	VALUE
Information Technology—(continued)
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	$168	$170
First Data Corp. Tranche 2022-C, 3.756%, 7/8/22	870	880
Information Resources, Inc. (Symphonyiri Group, Inc.) 0.000%, 12/20/23(8)	70	71
Masergy Communications, Inc. Tranche B, First Lien, 5.500%, 12/15/23	160	161
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	382	380
On Semiconductor 4.020%, 3/31/23	229	233
Presidio LLC (f/k/a Presidio, Inc.) Refinancing Term, 5.250%, 2/2/22	645	652
Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23	277	281
Veritas US, Inc. Tranche B-1, 0.000%, 1/27/23(8)	500	464
Western Digital Corp. Tranche B-1, 4.520%, 4/29/23	54	55

		4,522

Materials—0.7%
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	188	190
Second Lien, 8.750%, 12/7/24	202	206
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	674	617
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	56	57
MacDermid, Inc. (Platform Specialty Products Corp.) Tranche B-5, 4.500%, 6/7/20	430	436
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	592	603
PQ Corp. Tranche B-1, 5.250%, 11/4/22	122	124

		2,233

Real Estate—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	450	457

Utilities—0.4%
APLP Holdings LP 6.000%, 4/13/23	663	673
Vistra Operations Company LLC (f/k/a TEX Operations Co., LLC) 5.000%, 8/4/23	324	329

See Notes to Schedules of Investments

10

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—(continued)
Tranche C, 5.000%, 8/4/23	$73		$74

			1,076

TOTAL LOAN AGREEMENTS (Identified Cost $29,272)			29,151

	SHARES
PREFERRED STOCKS—3.4%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	905	(9)	913

Financials—2.6%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	265	(9)	262
Citigroup, Inc. Series J, 7.125%(2)	46,600		1,304
Citigroup, Inc. Series T, 6.250%(2)	1,010	(9)	1,040
JPMorgan Chase & Co. Series Z, 5.300%(2)	175	(9)	179
KeyCorp Series D, 5.000%(2)	735	(9)	678
M&T Bank Corp. Series F, 5.125%(2)	365	(9)	353
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(9)	927
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	775	(9)	748
SunTrust Bank, Inc. 5.625%(2)	260	(9)	266
Wells Fargo & Co. Series K, 7.980%(2)	950	(9)	993
Zions Bancorp 6.950%(2)	38,525		1,079

			7,829

Industrials—0.5%
General Electric Co. Series D, 5.000%(2)	1,485	(9)	1,541

TOTAL PREFERRED STOCKS (Identified Cost $9,995)			10,283

COMMON STOCKS—0.1%
Consumer Discretionary—0.0%
Mark IV Industries	446		11

Energy—0.1%
Pacific Exploration and Production Corp.	3,406		139

Utilities—0.0%
Vistra Energy Corp.	6,252		97

	SHARES	VALUE
TOTAL COMMON STOCKS (Identified Cost $221)		$247

AFFILIATED MUTUAL FUND—3.0%
Virtus Credit Opportunities Fund Class R6(13)	934,418	9,260

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,341)		9,260

RIGHTS—0.0%
Texas Competitive TRA	6	10

TOTAL RIGHTS (Identified Cost $5)		10

TOTAL LONG TERM INVESTMENTS—97.2% (Identified Cost $304,594)		297,656	(14)

TOTAL INVESTMENTS—97.2% (Identified Cost $304,594)		297,656	(1)
Other assets and liabilities, net—2.8%		8,716

NET ASSETS—100.0%		$306,372

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $128,053 or 41.8% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after December 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(11)	Security in default, no interest payments are being received.
(12)	Illiquid security.

See Notes to Schedules of Investments

11

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

(13)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(14)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(15)	Represents the unfunded portion of security and commitment fee earned on this portion.
(16)	Amount is less than $500 (reported in thousands).

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

12

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	68%
Brazil	3
Argentina	2
Mexico	2
Canada	2
Turkey	2
Colombia	2
Other	19

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

13

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$12,790	$—	$12,227	$563
Corporate Bonds And Notes	156,887	—	156,023	864
Foreign Government Securities	32,505	—	32,505	—
Loan Agreements	29,151	—	29,145	6
Mortgage-Backed Securities	45,384	—	45,384	—
Municipal Bonds	392	—	392	—
U.S. Government Securities	747	—	747	—
Equity Securities:
Affiliated Mutual Fund	9,260	9,260	—	—
Common Stocks	247	236	—	11
Preferred Stocks	10,283	2,383	7,900	—
Rights	10	—	—	10

Total Investments	$297,656	$11,879	$284,323	$1,454

There were no transfers from Level 1 to Level 2 related to securities held at December 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Corporate Bonds And Notes	Loans Agreements	Common Stock	Rights
Balance as of September 30, 2015:	$1,614	$556	$993	$52	$13	$—
Accrued discount/(premium)	—	—	—	—	—	—
Realized gain (loss)	(491)	—	(491)	—	—	—
Change in unrealized appreciation /(depreciation)	459	7	495	(46)	(2)	5
Purchases	121	—	116	—	—	5
Sales(b)	(249)	—	(249)	—	—	—
Transfers into Level 3(a)	—	—	—	—	—	—
Transfers from Level 3(a)	—	—	—	—	—	—

Balance as of December 31, 2016	$1,454	$563	$864	$6	$11	$10

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.5%
U.S. Treasury Note
1.250%, 3/31/21	$24,250		$23,670
1.625%, 2/15/26	12,600		11,755

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $36,748)			35,425

MUNICIPAL BOND—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635		3,691

TOTAL MUNICIPAL BOND (Identified Cost $4,310)			3,691

FOREIGN GOVERNMENT SECURITIES—5.4%
Argentine Republic
144A 6.875%, 4/22/21(3)	7,200		7,668
144A 7.500%, 4/22/26(3)	12,545		13,172
144A 7.875%, 6/15/27(3)	5,000		4,948
Series NY 8.280%, 12/31/33	24,360		26,126
Bolivarian Republic of Venezuela
7.000%, 12/1/18	20,999		13,597
RegS 7.750%, 10/13/19(4)	19,501		10,920
Democratic Socialist Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		17,984
Dominican Republic 144A 6.875%, 1/29/26(3)	3,300		3,442
Federative Republic of Brazil
Treasury Note Series F, 10.000%, 1/1/23	47,335	BRL	13,720
8.500%, 1/5/24	37,050	BRL	9,961
Treasury Note Series F, 10.000%, 1/1/25	37,510	BRL	10,716
6.000%, 4/7/26	10,400		10,790
10.250%, 1/10/28	13,095	BRL	3,727
Kingdom of Qatar 144A 3.250%, 6/2/26(3)	11,745		11,329
Kingdom of Saudi Arabia 144A 2.375%, 10/26/21(3)	955		927
Mongolia
RegS 5.125%, 12/5/22(4)	4,455		3,820
144A 5.125%, 12/5/22(3)	4,855		4,163
Provincia de Buenos Aires Argentina 144A 5.750%, 6/15/19(3)	5,795		6,098
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	18,295
Republic of Colombia

	PAR VALUE		VALUE
Treasury Note, Series B, 11.250%, 10/24/18	$21,072,000	COP	$7,618
9.850%, 6/28/27	24,145,000	COP	9,460
Republic of Indonesia Series FR56, 8.375%, 9/15/26	258,591,000	IDR	19,779
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	6,495		6,939
Republic of Panama 3.875%, 3/17/28	10,455		10,220
Republic of South Africa Series R203, 8.250%, 9/15/17	134,520	ZAR	9,824
Republic of Turkey
9.000%, 3/8/17	30,355	TRY	8,635
7.000%, 6/5/20	9,625		10,359
5.625%, 3/30/21	16,375		16,791
6.250%, 9/26/22	25,545		26,612
4.875%, 10/9/26	6,820		6,328
Romania 144A 6.750%, 2/7/22(3)	12,430		14,152
Russian Federation
144A 7.850%, 3/10/18(3)	410,000	RUB	6,614
6.700%, 5/15/19	605,000		9,556
Sultanate of Oman
144A 3.625%, 6/15/21(3)	9,610		9,611
144A 4.750%, 6/15/26(3)	5,295		5,117
United Mexican States Series M, 6.500%, 6/9/22	250,769	MXN	11,680

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $400,959)			380,698

MORTGAGE-BACKED SECURITIES—24.8%
Agency—4.9%
FHLMC 3.500%, 4/1/46	22,691		23,239
FNMA
5.500%, 1/1/17	—	(14)	—	(14)
6.000%, 5/1/17	1		1
4.500%, 4/1/18	39		40
5.000%, 10/1/19	138		141
5.500%, 2/1/20	44		45
5.500%, 3/1/20	16		16
5.500%, 3/1/20	10		10
5.500%, 3/1/20	24		25
5.500%, 3/1/20	52		54
5.500%, 4/1/20	127		132
5.000%, 6/1/20	220		229
4.000%, 8/1/25	7,513		7,878
3.000%, 6/1/27	888		913
3.000%, 10/1/30	23,557		24,187

See Notes to Schedules of Investments

1

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
3.000%, 10/1/30	$33,168	$34,054
2.500%, 2/1/31	37,031	37,104
3.000%, 2/1/31	14,458	14,844
6.000%, 12/1/32	34	38
5.500%, 2/1/33	38	43
5.500%, 5/1/34	247	277
6.000%, 8/1/34	187	215
5.500%, 11/1/34	146	163
5.500%, 11/1/34	137	152
6.000%, 11/1/34	140	159
5.500%, 12/1/34	86	95
5.500%, 1/1/35	241	270
5.500%, 7/1/37	3	4
6.000%, 7/1/37	26	29
6.000%, 4/1/38	136	154
5.000%, 12/1/39	4,647	5,077
4.500%, 4/1/40	6,401	6,885
5.000%, 8/1/40	9,572	10,447
4.000%, 10/1/40	129	136
4.000%, 3/1/41	4,575	4,818
4.500%, 5/1/41	4,379	4,713
3.500%, 4/1/42	9,859	10,161
3.000%, 3/1/43	51,883	51,527
3.000%, 5/1/43	14,943	14,929
4.000%, 10/1/44	22,186	23,324
3.500%, 12/1/45	22,059	22,613
3.500%, 1/1/46	10,426	10,687
4.000%, 1/1/46	14,004	14,726
3.500%, 6/1/46	21,059	21,591
GNMA
6.500%, 11/15/31	19	21
6.500%, 2/15/32	21	24

		346,190

Non-Agency—19.9%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	55	55
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	509	516
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	2,645	2,645

	PAR VALUE	VALUE
Non-Agency—(continued)
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	$9,694	$9,766
American Homes 4 Rent Trust 15-SFR1, A 144A 3.467%, 4/17/52(3)	11,826	11,886
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	6,703	6,945
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	593	610
AMSR Trust
16-SFR1, A 144A 2.136%, 11/17/33(2)(3)	3,340	3,340
16-SFR1, C 144A 2.986%, 11/17/33(2)(3)	3,495	3,503
16-SFR1, D 144A 3.136%, 11/17/33(2)(3)	425	424
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	1,667	1,714
Aventura Mall Trust 13-AVM, A 144A 3.743%, 12/5/32(2)(3)	10,350	10,866
Banc of America Commercial Mortgage Trust 07-2, A4 5.638%, 4/10/49(2)	2,993	2,991
Banc of America Funding Trust
04-4, 3A1 4.750%, 10/25/19	1,376	1,342
04-B, 2A1 3.439%, 11/20/34(2)	670	660
05-1, 1A1 5.500%, 2/25/35	433	434
06-2, 3A1 6.000%, 3/25/36	1,888	1,937
16- R1, A1 144A 2.500%, 3/25/40(2)(3)	7,073	6,941
Banc of America Mortgage Trust
04-7, 6A3 4.500%, 8/25/19	426	424
04-11, 5A1 6.500%, 8/25/32	802	809
04-11, 2A1 5.750%, 1/25/35	1,289	1,307
05-3, 1A15 5.500%, 4/25/35	1,348	1,362
Bank of America (Countrywide) Asset-Backed Certificates Trust 05-1, AF5A 5.137%, 7/25/35(2)	10,868	11,300
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	20,454	21,857
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates Trust 04-10, AF6 4.485%, 12/25/34(2)	344	354
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
04-6, 1A2 3.020%, 5/25/34(2)	1,288	1,275
04-4, A6 5.500%, 5/25/34	736	743

See Notes to Schedules of Investments 2

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch) Mortgage Investors Trust, Inc. 98-C1, B 6.750%, 11/15/26(2)	$6,761	$6,830
Bank of America (Merrill Lynch) Investors Trust Series MLMI 04-A4, A1 2.862%, 8/25/34(2)	1,456	1,473
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
07-C2, A3 5.430%, 2/15/40	1,542	1,545
07-C6, A4 5.858%, 7/15/40(2)	7,989	8,044
07-C7, A3 5.866%, 9/15/45(2)	10,447	10,705
Bayview Commercial Asset Trust 08-1, A3 144A 2.256%, 1/25/38(2)(3)	19,299	18,903
Bayview Financial Acquisition Trust
07-A, 1A2 6.205%, 5/28/37(2)	5,626	5,826
06-A, 1A4 6.087%, 2/28/41(2)	15,852	16,222
Bayview Opportunity Master Fund IVa Trust 16-SPL1, B1 144A 4.250%, 4/28/55(3)	7,758	7,909
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	5,532	5,559
BCRR Trust 09-1, 2A 144A 5.858%, 7/17/40(2)(3)	1,035	1,035
Citigroup Commercial Mortgage Trust
16-SMPL, A 144A 2.228%, 9/10/31(3)	3,555	3,462
07-C6, A1A 5.711%, 12/10/49(2)	24,855	25,071
07-C6, A4 5.711%, 12/10/49(2)	388	391
08-C7, AM 6.136%, 12/10/49(2)	12,335	12,686
10-RR3, MLSR 144A 5.733%, 6/14/50(2)(3)	2,821	2,827
Citigroup Mortgage Loan Trust, Inc.
03-UP3, A2 7.000%, 9/25/33	645	668
04-UST1, A3 2.914%, 8/25/34(2)	1,261	1,261
04-NCM2, 2CB2 6.750%, 8/25/34	10,278	10,707
14-A, A 144A 4.000%, 1/25/35(2)(3)	10,461	10,859
05-5, 2A3 5.000%, 8/25/35	404	399
15-PS1, 144A 3.750%, 9/25/42(2)(3)	9,154	9,408
15-A, A1 144A 3.500%, 6/25/58(2)(3)	4,057	4,115
Colony American Finance Ltd. 15-1A, 144A 2.896%, 10/15/47(3)	10,839	10,799
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	11,786	11,714
Colony Starwood Homes Trust 16-2A, C 144A 2.886%, 12/17/33(2)(3)	18,880	18,928
COLT Mortgage Loan Trust Funding LLC
16-1 A1, 144A 3.000%, 5/25/46(3)	4,665	4,711

	PAR VALUE	VALUE
Non-Agency—(continued)
16-2, A1 144A 2.750%, 9/25/46(2)(3)	$12,328	$12,393
16-3 A1, 144A 2.800%, 12/26/46(2)(3)	5,700	5,705
Commercial Mortgage Lease-Backed Certificates 01-CMB, 1 144A 7.471%, 6/20/31(2)(3)	4,080	4,494
Commercial Mortgage Trust
10-C1, D 144A 6.139%, 7/10/46(2)(3)	6,669	7,177
07-GG11, AM 5.867%, 12/10/49(2)	19,989	20,428
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.851%, 4/25/44(2)(3)	10,283	10,548
Credit Suisse Commercial Mortgage-Backed Trust
07-C1, A1A 5.361%, 2/15/40	6,467	6,459
07-C5, A1AM 5.870%, 9/15/40(2)	21,039	19,741
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	1,347	1,360
03-AR30, 5A1 3.151%, 1/25/34(2)	6,235	6,313
04-8, 7A1 6.000%, 12/25/34	5,301	5,547
Credit Suisse Mortgage Capital Trust
16-BDWN, A 144A 3.439%, 2/15/29(2)(3)	2,975	2,972
13-HYB1, A16,144A 3.023%, 4/25/43(2)(3)	5,281	5,292
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.345%, 8/10/44(2)(3)	6,941	7,175
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 2.956%, 10/25/28(2)	5,005	5,068
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	16,875	16,950
GMAC Mortgage Corp. Loan Trust
04-AR1, 12A 3.489%, 6/25/34(2)	5,584	5,634
05-AR1, 5A 3.161%, 3/18/35(2)	1,543	1,504
Goldman Sachs Mortgage Securities Trust
07-GG10, A1A 5.793%, 8/10/45(2)	2,756	2,785
07-GG10, A4 5.793%, 8/10/45(2)	17,417	17,525
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	411	423
05-12, AF3W 4.999%, 9/25/35(2)	4,047	4,092
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	838	730
Hilton USA Trust 16-SPF, B 144A 3.323%, 11/5/35(3)	22,020	21,737
Home Equity Loan Trust
06-HI1, M1 6.010%, 2/25/36(2)	1,088	1,094
07-HSA3, AI4 6.110%, 6/25/37(2)	9,928	9,983

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	$2,377	$2,385
Jefferies Resecuritization Trust
14-R1, 1A1 144A 4.000%, 12/27/37(3)	4,684	4,681
14-R1, 2A1 144A 4.000%, 12/27/37(3)	3,094	3,052
JP Morgan Mortgage Trust 16-5, A1 144A 2.602%, 12/25/46(2)(3)	9,635	9,576
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-10, 14A1 3.476%, 1/25/35(2)	1,334	1,302
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07- PW17, A4 5.694%, 6/11/50(2)	18,352	18,669
07-PW18, AM, 6.084%, 6/11/50(2)	12,400	12,790
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	637	644
03-AR6, A1 2.898%, 6/25/33(2)	790	786
03-AR4, 2A1 2.622%, 8/25/33(2)	255	251
04-CB1, 2A 5.000%, 6/25/34	2,332	2,369
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A1 144A 4.314%, 12/5/27(3)	4,266	4,408
10-CNTR, A2 144A 4.311%, 8/5/32(3)	7,503	7,871
15-SGP, B 144A 3.454%, 7/15/36(2)(3)	13,925	14,012
11-C4, A3 144A 4.106%, 7/15/46(3)	1,808	1,860
06-LDP9, AM 5.372%, 5/15/47	18,664	18,658
14-C22, A4 3.801%, 9/15/47	16,998	17,712
07-LDPX, AM 5.464%, 1/15/49(2)	19,391	19,223
07-LD12, A4 5.882%, 2/15/51(2)	14,794	14,992
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	10,114	10,274
06-A2, 4A1 3.180%, 8/25/34(2)	1,464	1,467
04-A4, 2A1 3.117%, 9/25/34(2)	5,096	5,168
05-A1, 4A1 3.308%, 2/25/35(2)	704	709
05-A2, 4A1 2.690%, 4/25/35(2)	907	890
05-A4, 3A1 3.016%, 7/25/35(2)	3,845	3,796
06-A6, 3A3L 3.058%, 10/25/36(2)	1,398	1,182
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	18,934	19,535
16-1, M2 144A 3.750%, 4/25/45(2)(3)	15,994	15,867
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	10,475	10,552
16-2, M2 144A 3.750%, 12/25/45(2)(3)	16,228	16,071
16-1, A3 144A 3.500%, 5/25/46(3)	12,830	12,933

	PAR VALUE	VALUE
Non-Agency—(continued)
11-C4, A4, 144A 4.388%, 7/15/46(3)	$5,175	$5,553
16-3, A3 144A 3.500%, 10/25/46(2)(3)	6,554	6,603
JPMorgan Chase Trust
15-1, AM1 144A 2.644%, 12/25/44(2)(3)	17,995	17,955
15-5, A2 144A 2.896%, 5/25/45(2)(3)	17,118	17,220
Key Commercial Mortgage Securities Trust 07 -SL1, B 144A 5.628%, 12/15/40(2)(3)	5,344	5,336
MASTR Adjustable Rate Mortgages Trust 04-12, 3A1 3.249%, 11/25/34(2)	876	868
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	1,613	1,625
03-8, 2A1 5.750%, 11/25/33	4,761	4,912
04-4, 6A1 5.500%, 4/25/34	2,694	2,786
04-6, 7A1 6.000%, 7/25/34	4,983	4,886
04-7, 9A1 6.000%, 8/25/34	12,510	12,906
05-2, 2A1 6.000%, 1/25/35	3,258	3,363
05-2, 1A1 6.500%, 3/25/35	9,279	9,541
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	389	392
Mill City Mortgage Trust
15 - 1, A3 144A 3.000%, 6/25/56(2)(3)	11,900	11,565
16-1, A1 144A 2.500%, 4/25/57(2)(3)	3,990	3,969
Morgan Stanley - Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	1,735	1,837
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	14,805	14,474
Morgan Stanley Capital I Trust
08-T29, AM 6.275%, 1/11/43(2)	1,610	1,665
07-IQ14, AM 5.690%, 4/15/49(2)	15,932	15,610
07-IQ14, A4 5.692%, 4/15/49(2)	12,897	12,926
07- LQ16, A4 5.809%, 12/12/49	16,312	16,552
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.855%, 2/25/34(2)	1,266	1,260
04-2AR, 4A 2.905%, 2/25/34(2)	944	950
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.970%, 6/25/44(2)(3)	6,009	6,053
Motel 6 Trust
15-MTL6, B 144A 3.298%, 2/5/30(3)	7,775	7,760
15-MTL6, D 144A 4.532%, 2/5/30(3)	1,500	1,505
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	1,531	1,588
New Residential Mortgage Loan Trust

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
16-2A, A1 144A 3.750%, 11/26/35(2)(3)	$10,564	$10,726
14-1A, A 144A 3.750%, 1/25/54(2)(3)	14,742	15,142
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	1,686	1,728
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	13,679	13,868
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	10,366	10,694
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	8,895	9,018
16-3A, A1 144A 3.750%, 9/25/56(2)(3)	9,197	9,377
16-4A, A1 144A 3.750%, 11/25/56(2)(3)	6,708	6,911
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	6,733	6,584
Novastar Mortgage Funding Trust Series 04-4, M5 2.481%, 3/25/35(2)	3,556	3,472
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	642	638
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	1,610	1,673
04-SL1, A8 6.500%, 11/25/31	2,020	2,046
05-SL2, A4 7.500%, 2/25/32	1,768	1,780
04-SL4, A3 6.500%, 7/25/32	903	913
03-RS8, AI7 5.015%, 9/25/33(2)	248	251
Residential Asset Securitization Trust
03-A11, A9 5.750%, 11/25/33	2,309	2,342
04-A1, A5 5.500%, 4/25/34	10,807	10,847
Residential Funding Mortgage Securities I, Inc. 06-S12, 1A1 5.500%, 12/25/21	698	705
Sequoia Mortgage Trust
13-1, 1A1 1.450%, 2/25/43(2)	2,179	2,117
14-2, A1 144A 4.000%, 7/25/44(2)(3)	6,796	6,911
14-3, A9 144A 3.750%, 10/25/44(2)(3)	14,549	14,766
14-4, A6 144A 3.500%, 11/25/44(2)(3)	15,940	15,937
15-1, A1 144A 3.500%, 1/25/45(2)(3)	7,682	7,728
Structured Adjustable Rate Mortgage Loan Trust
04-4, 3A4 3.112%, 4/25/34(2)	2,066	2,035
04-4, 3A2 3.112%, 4/25/34(2)	2,677	2,656
04-4, 3A1 3.112%, 4/25/34(2)	605	595
04-5, 3A2 3.181%, 5/25/34(2)	1,179	1,191
04-14, 7A 3.109%, 10/25/34(2)	10,238	10,235
Structured Asset Securities Corp. 03-AL1, A 144A 3.357%, 4/25/31(3)	6,854	6,751
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
02-AL1, A3 3.450%, 2/25/32	8,343	8,272

	PAR VALUE	VALUE
Non-Agency—(continued)
03-30, 2A1 5.039%, 10/25/33(2)	$2,539	$2,575
03-33H, 1A1 5.500%, 10/25/33	3,482	3,551
03-34A, 6A 3.340%, 11/25/33(2)	2,471	2,438
04-15, 3A3 5.500%, 9/25/34	1,815	1,826
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	10,356	10,115
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	4,896	4,936
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	8,096	8,115
15-6, M1 144A 3.750%, 4/25/55(2)(3)	10,910	10,652
15-5, A1B 144A 2.750%, 5/25/55(2)(3)	6,918	6,931
15-5, A2 144A 3.500%, 5/25/55(2)(3)	3,901	3,913
16-3, A1 144A 2.250%, 8/25/55(2)(3)	7,503	7,440
16-2, A1 144A 3.000%, 8/25/55(2)(3)	7,958	7,996
16-4, A1 144A 2.250%, 7/25/56(2)(3)	10,188	10,078
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	7,523	7,464
Tricon American Homes Trust 16-SFR1, C 144A 3.487%, 11/17/33(3)	4,640	4,502
Vericrest Opportunity Loan Transfer
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	4,763	4,757
16 - NPL8, A1 144A 3.500%, 7/25/46(2)(3)	1,207	1,202
16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	8,138	8,119
16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	7,262	7,245
14-NP10, A1 144A 3.375%, 10/25/54(2)(3)	1,475	1,476
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	5,271	5,273
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	2,116	2,117
15-NPL5, A1 144A 3.500%, 3/25/55(2)(3)	4,236	4,248
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	8,878	8,866
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	5,191	5,185
07-C30, AM 5.383%, 12/15/43	25,695	25,701
07-C31, A4 5.509%, 4/15/47	3,759	3,766
07-31, AM 5.591%, 4/15/47(2)	34,000	34,215
07-C32, A3 5.707%, 6/15/49(2)	7,251	7,295
07-C33, A5 5.969%, 2/15/51(2)	1,265	1,284
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.673%, 11/15/44(2)(3)	2,425	2,592
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	88	91
03-G, A1 2.895%, 6/25/33(2)	1,175	1,177
03-J, 5A1 2.963%, 10/25/33(2)	383	386

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
04-4, A9 5.500%, 5/25/34	$1,553	$1,583
04-U, A1 3.133%, 10/25/34(2)	988	983
04-Z, 2A1 3.002%, 12/25/34(2)	4,695	4,738
04-CC, A1 3.040%, 1/25/35(2)	2,281	2,297
05-12, 1A1 5.500%, 11/25/35	3,024	3,054
05-14, 2A1 5.500%, 12/25/35	2,259	2,317
07-16, 1A1 6.000%, 12/28/37	2,409	2,491
07-AR10, 2A1 6.161%, 1/25/38(2)	2,892	2,781

		1,392,217

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,739,226)		1,738,407

ASSET-BACKED SECURITIES—18.2%
American Credit Acceptance Receivables Trust
14-3, C 144A 3.430%, 6/10/20(3)	19,200	19,355
16- 1A, B 144A 4.240%, 6/13/22(3)	7,500	7,639
AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	7,150	7,153
14-2, C 2.180%, 6/8/20	19,450	19,570
14-1, D 2.540%, 6/8/20	18,320	18,444
15-3, C 2.730%, 3/8/21	9,730	9,806
16-4, C 2.410%, 7/8/22	7,080	7,011
Applebee’s Funding LLC (IHOP Funding LLC) 14-1, A2 144A 4.277%, 9/5/44(3)	15,168	14,991
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	5,940	5,889
Ascentium Equipment Receivables LLC 15-A1, B 144A 2.260%, 6/10/21(3)	5,400	5,433
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	868	894
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,107
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	6,350	6,414
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	18,500	18,455
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	797	807
Barclays (Lehman Brothers) Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	1,987	2,022
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,807
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,550

	PAR VALUE	VALUE
BCC Funding XIII LLC 16-1, D 144A 4.780%, 8/20/22(3)	$5,392	$5,282
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	857	860
12-A, A 144A 2.660%, 12/2/27(3)	2,881	2,856
13-A, A 144A 3.010%, 12/4/28(3)	5,894	5,890
15-A, A 144A 2.880%, 5/2/30(3)	2,419	2,429
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,640
14-2, B 2.340%, 4/15/20	7,090	7,142
15-3, B 2.700%, 9/15/21	3,705	3,705
16-1, B 3.430%, 2/15/22	4,615	4,662
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	1,705	1,706
15-2, C 2.670%, 8/20/20	7,250	7,285
16-3, C 2.350%, 9/20/21	8,935	8,783
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	996	999
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,225
13-2A, B 144A 3.150%, 8/15/19(3)	5,072	5,091
14-1A, B 144A 2.720%, 4/15/20(3)	5,081	5,111
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,462
14-2A, C 144A 3.240%, 11/16/20(3)	2,765	2,763
15-A1, B 144A 2.910%, 6/15/21(3)	6,000	6,012
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	1,000	1,002
15-2, C 2.390%, 3/15/21	2,275	2,268
CarNow Auto Receivables Trust
14-1A, D 144A 4.160%, 11/15/18(3)	3,000	3,003
14-1A, E 144A 5.530%, 1/15/20(3)	8,350	8,351
16-1A, D 144A 7.340%, 11/15/21(3)	5,360	5,333
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	5,080	5,089
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	10,461	10,312
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	19,842	19,584
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	24,650	24,716
Conn’s Receivables Funding LLC 16-B, A 144A 3.730%, 10/15/18(3)	6,867	6,884
Consumer Installment Loan Trust 16-LD1, A 144A 3.960%, 7/15/22(3)	3,802	3,812

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CPS Auto Receivables Trust
16 - C, B 144A 2.480%, 9/15/20(3)	$3,000	$3,004
16-B, 144A 3.180%, 9/15/20(3)	4,500	4,559
DB Master Finance LLC
15-1A, A2I 144A 3.262%, 2/20/45(3)	7,860	7,870
15-A1, A2II 144A 3.980%, 2/20/45(3)	13,772	13,791
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	7,547	7,483
Direct Capital Funding IV LLC 13-A1, C 144A 4.830%, 11/20/20(3)	5,000	5,002
DRB Prime Student Loan Trust 15-D, A3 144A 2.500%, 1/25/36(3)	5,001	4,992
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	3,650	3,663
16-AA, B 144A 3.170%, 5/15/20(3)	7,310	7,374
15-AA, C 144A 3.060%, 5/17/21(3)	23,685	23,897
16-CA, C 144A 3.020%, 11/15/21(3)	7,205	7,207
15-AA, D 144A 4.120%, 7/15/22(3)	13,120	13,334
Drug Royalty II LP 2 1 14-1, A2 144A 3.484%, 7/15/23(3)	14,879	14,776
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(3)	4,194	4,154
DT Auto Owner Trust
14-2A, C 144A 2.460%, 1/15/20(3)	3,570	3,575
16 - 1A, B 144A 2.790%, 5/15/20(3)	5,200	5,231
14-3A, C 144A 3.040%, 9/15/20(3)	9,806	9,861
15-1A, C 144A 2.870%, 11/16/20(3)	6,946	6,968
15-3A, C 144A 3.250%, 7/15/21(3)	2,285	2,305
16-2A, C 144A 3.670%, 1/18/22(3)	8,555	8,637
16-3A C,144A 3.150%, 3/15/22(3)	8,485	8,480
16-4A C,144A 2.740%, 10/17/22(3)	17,785	17,653
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	2,960	2,962
14-1A, B 144A 2.420%, 1/15/19(3)	2,456	2,458
13-1A, C 144A 3.520%, 2/15/19(3)	13,867	13,952
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	15,932
14-2A, C 144A 3.260%, 12/16/19(3)	14,615	14,696
15-A1, C 144A 4.100%, 12/15/20(3)	19,850	20,155
15-2A, C 144A 3.900%, 3/15/21(3)	19,835	20,080
14-3A, D 144A 5.690%, 4/15/21(3)	19,380	19,706
16-3A, B 144A 2.840%, 8/16/21(3)	8,475	8,439
15-3A, D 144A 6.550%, 10/17/22(3)	3,375	3,417

	PAR VALUE	VALUE
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	$20,090	$20,153
First Investors Auto Owner Trust 15-1A, C 144A 2.710%, 6/15/21(3)	5,000	4,991
Flagship Credit Auto Trust
16 - 1, A 144A 2.770%, 12/15/20(3)	4,293	4,325
14-2, D 144A 5.210%, 2/15/21(3)	9,560	9,600
15-1, D 144A 5.260%, 7/15/21(3)	3,565	3,578
15-2, C 144A 4.080%, 12/15/21(3)	6,495	6,481
16-2, B 144A 3.840%, 9/15/22(3)	4,175	4,249
16-3, D 144A 3.890%, 11/15/22(3)	5,900	5,780
Foundation Finance Trust 16-1A, A 144A 3.960%, 6/15/35(3)	3,235	3,227
Foursight Capital Automobile Receivables Trust
16-1 A2, 144A 2.870%, 10/15/21(3)	7,752	7,685
14-1, B 144A 3.560%, 11/22/21(3)	4,704	4,688
15-1, B 144A 4.120%, 9/15/22(3)	5,589	5,583
GLS Auto Receivables Trust 16-1A, B 144A 4.390%, 1/15/21(3)	10,500	10,475
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	7,214	7,165
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	8,195	8,469
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	7,480	7,498
15-2A, A 144A 2.020%, 9/25/19(3)	4,845	4,798
16 -1A, A144A 2.320%, 3/25/20(3)	8,800	8,739
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	6,480	6,425
14-AA, A 144A 1.770%, 11/25/26(3)	8,948	8,780
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	9,675	9,690
15-A, D 2.730%, 6/15/21	8,950	9,014
Leaf Receivables Funding 10 LLC
15-1, D 144A 3.740%, 5/17/21(3)	800	787
15-1, E1 144A 5.210%, 7/15/21(3)	4,500	4,437
15-1, E2 144A 6.000%, 6/15/23(3)	2,455	2,374
Leaf Receivables Funding 11 LLC 16-1, E1 144A 5.500%, 4/15/23(3)	5,000	4,887
Leaf Receivables Funding 9 LLC
13-1,E2 C 144A 3.460%, 9/15/21(3)	6,850	6,843
13-1, D 144A 5.110%, 9/15/21(3)	1,186	1,205
16-1, E2 144A 6.000%, 6/15/24(3)	4,170	3,834

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	$11,513	$11,508
10-1A, A 144A 3.540%, 10/20/32(3)	340	343
10-1A, B 144A 4.520%, 10/20/32(3)	662	673
Murray Hill Marketplace Trust 16-LC1, A 144A 4.190%, 11/25/22(3)	3,470	3,486
MVW Owner Trust
15-1A, B 144A 2.960%, 12/20/32(3)	1,483	1,484
16-1A, A 144A 2.250%, 12/20/33(3)	6,494	6,362
NCF Dealer Floorplan Master Trust 16-1A, A 144A 3.812%, 3/21/22(2)(3)	9,000	8,935
OneMain Direct Auto Receivables Trust 16 - 1A, B 144A 2.760%, 5/15/21(3)	5,000	4,995
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	6,815	6,816
15-2A, A 144A 2.570%, 7/18/25(3)	19,675	19,674
15-A, A 144A 3.190%, 3/18/26(3)	26,301	26,484
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	3,062	3,080
15-AA, A 144A 2.880%, 9/8/27(3)	6,177	6,152
14-AA, A 144A 2.290%, 7/9/29(3)	2,727	2,692
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	7,008
Santander Drive Auto Receivables Trust
12-6, D 2.520%, 9/17/18	12,201	12,217
13-3, C 1.810%, 4/15/19	3,823	3,829
14-3, C 2.130%, 8/17/20	16,400	16,460
16-2, B 2.080%, 2/16/21	8,250	8,254
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	4,129	4,132
Sierra Timeshare Receivables Funding LLC
12-2A, B 144A 3.420%, 3/20/29(3)	1,534	1,536
12-3A, A 144A 1.870%, 8/20/29(3)	5,897	5,859
13-1A, A 144A 1.590%, 11/20/29(3)	2,138	2,127
14-1A, A 144A 2.070%, 3/20/30(3)	2,066	2,052
14-2A, A 144A 2.050%, 6/20/31(3)	2,968	2,962
16 - 1A, A 144A 3.080%, 3/21/33(3)	6,995	7,062
16 - 2A, A 144A 2.330%, 7/20/33(3)	6,939	6,811
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	2,521	2,521
XVII 13-A, A 144A 2.680%, 3/16/26(3)	2,433	2,409
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	1,779	1,753

	PAR VALUE	VALUE
Skopos Auto Receivables Trust 15 - 2A, A 144A 3.550%, 2/15/20(3)	$2,760	$2,768
SLM Private Education Loan Trust
13-B, A2A 144A 1.850%, 6/17/30(3)	4,500	4,475
13-C, A2A 144A 2.940%, 10/15/31(3)	5,000	5,058
SoFi Consumer Loan Program LLC 16-3, A 144A 3.050%, 12/26/25(3)	18,968	18,899
SoFi Professional Loan Program LLC
14-B, A2 144A 2.550%, 8/27/29(3)	946	949
15-A, A2 144A 2.420%, 3/25/30(3)	3,908	3,894
16-A, A2 144A 2.760%, 12/26/36(3)	1,967	1,977
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	8,027	7,563
Springleaf Funding Trust 16-AA, A 144A 2.900%, 11/15/29(3)	9,485	9,460
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	1,414	1,398
SVO VOI Mortgage Corp. 12-AA, A 144A 2.000%, 9/20/29(3)	7,476	7,341
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	14,359	14,411
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	1,733	1,729
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,038
16-PT1A, C 144A 3.210%, 1/17/23(3)	10,900	10,841
Tidewater Auto Receivables Trust
14-AA, C 144A 2.560%, 8/15/19(3)	3,500	3,513
16-AA, B 144A 3.130%, 3/15/20(3)	7,393	7,444
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	11,271	11,381
14-1A, A1 144A 2.863%, 4/15/44(3)	9,414	9,184
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	30,198	30,449
United Auto Credit Securitization Trust
16-1, B 144A 2.730%, 5/15/18(3)	4,863	4,872
16-2, C 144A 2.480%, 3/10/20(3)	9,425	9,393
Volvo Financial Equipment LLC 14-1A, C 144A 1.940%, 11/15/21(3)	6,000	6,005
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	7,320	7,237
Welk Resorts LLC
13-AA, A 144A 3.100%, 3/15/29(3)	3,139	3,143

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
15-AA, A 144A 2.790%, 6/16/31(3)	$5,384	$5,311
Wendy’s Funding LLC
15-1A, A2II 144A 3.371%, 6/15/45(3)	5,346	5,338
15-1A, A2II 144A 4.080%, 6/15/45(3)	20,113	19,872
Westgate Resorts LLC 16-1A, A 144A 3.500%, 12/20/28(3)	8,704	8,670
Westlake Automobile Receivables Trust
15-1A, C 144A 2.290%, 11/16/20(3)	8,500	8,523
16-2A C, 144A 2.830%, 5/17/21(3)	3,190	3,197
15-3A, D,144A 4.400%, 5/17/21(3)	10,000	10,110

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,281,406)		1,281,096

CORPORATE BONDS AND NOTES—35.6%
Consumer Discretionary—2.8%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,630
Altice SA 144A 7.750%, 5/15/22(3)	10,060	10,764
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	3,565	3,708
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	18,230	18,287
Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(3)	5,990	6,397
Delphi Automotive plc 3.150%, 11/19/20	15,000	15,229
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	590	599
Hyundai Capital America 144A 2.125%, 10/2/17(3)	2,940	2,945
International Game Technology plc
144A 5.625%, 2/15/20(3)	3,245	3,440
144A 6.250%, 2/15/22(3)	5,190	5,592
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(3)	12,405	12,467
M/I Homes, Inc. 6.750%, 1/15/21	4,675	4,897
Marriott International, Inc. Series N, 3.125%, 10/15/21	13,545	13,682
MGM Growth Properties Operating Partnership LP (MGP Finance Co-Issuer, Inc.) 144A 5.625%, 5/1/24(3)	1,740	1,823
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	13,240	13,265
Newell Brands, Inc. 3.150%, 4/1/21	1,925	1,957
QVC, Inc. 3.125%, 4/1/19	12,765	12,893
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	5,625	6,061

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
SFR (Numericable) Group S.A.
144A 6.000%, 5/15/22(3)	$4,580	$4,717
144A 7.375%, 5/1/26(3)	7,075	7,252
Toll Brothers Finance Corp.
4.000%, 12/31/18	5,080	5,226
6.750%, 11/1/19	9,716	10,675
5.625%, 1/15/24	915	954
4.875%, 11/15/25	8,520	8,392
TRI Pointe Group, Inc.
4.375%, 6/15/19	13,872	14,184
4.875%, 7/1/21	3,740	3,824
Wyndham Worldwide Corp. 2.500%, 3/1/18	2,960	2,985

		198,845

Consumer Staples—0.3%
ESAL GmbH 144A 6.250%, 2/5/23(3)	8,600	8,669
Whole Foods Market, Inc. 5.200%, 12/3/25	14,325	15,148

		23,817

Energy—6.6%
Afren plc 144A 11.500%, 2/1/17(3)(9)(15)	4,674	24
Alberta Energy Co., Ltd. 8.125%, 9/15/30	8,110	9,761
Anadarko Petroleum Corp.
4.850%, 3/15/21	3,845	4,123
5.550%, 3/15/26	5,455	6,109
Antero Resources Corp. 5.625%, 6/1/23	6,835	7,032
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	4,595	4,618
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	4,150	4,274
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	7,155	7,781
Cimarex Energy Co. 4.375%, 6/1/24	11,490	11,936
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,773
Concho Resources, Inc.
5.500%, 4/1/23	9,345	9,731
4.375%, 1/15/25	7,550	7,573
Continental Resources, Inc.
5.000%, 9/15/22	5,035	5,101
4.500%, 4/15/23	3,035	2,989
Diamondback Energy, Inc. 144A 4.750%, 11/1/24(3)	2,070	2,039
Ecopetrol S.A. 5.875%, 9/18/23	20,920	22,144
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	4,103

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Encana Corp. 3.900%, 11/15/21	$7,960	$8,017
Energy Transfer Partners LP 5.200%, 2/1/22	4,855	5,194
EP Energy LLC (Everest Acquisition Finance, Inc.)
9.375%, 5/1/20	11,345	10,515
144A 8.000%, 11/29/24(3)	860	929
FTS International, Inc. 6.250%, 5/1/22	2,245	1,875
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	4,800	5,222
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	22,259
Linn Energy LLC 6.500%, 5/15/19(9)	9,980	4,266
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	6,000	6,060
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	3,500	3,692
MPLX LP 5.500%, 2/15/23	11,935	12,417
Newfield Exploration Co. 5.625%, 7/1/24	7,925	8,262
NGL Energy Partners LP 5.125%, 7/15/19	18,475	18,429
Noble Holding International Ltd. 7.750%, 1/15/24	5,220	4,923
Occidental Petroleum Corp.
2.600%, 4/15/22	885	882
3.400%, 4/15/26	10,865	10,932
Petrobras Global Finance BV
8.375%, 5/23/21	22,915	24,748
8.750%, 5/23/26	405	438
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(4)	6,664	5,298
144A 8.500%, 10/27/20(3)	13,303	9,944
144A 6.000%, 5/16/24(3)	12,980	5,030
Petroleos Mexicanos
5.500%, 1/21/21	10,070	10,360
4.875%, 1/24/22	16,470	16,519
144A 6.875%, 8/4/26(3)	13,475	14,216
PHI, Inc. 5.250%, 3/15/19	6,275	5,930
Pride International, Inc. 8.500%, 6/15/19	4,065	4,553
QEP Resources, Inc.
6.875%, 3/1/21	5,220	5,572
5.250%, 5/1/23	13,087	13,185
Range Resources Corp.
144A 5.000%, 8/15/22(3)	3,730	3,725
144A 5.000%, 3/15/23(3)	8,025	7,965
Regency Energy Partners LP 5.000%, 10/1/22	17,910	18,960
Sabine Oil & Gas Corp. 7.250%, 6/15/19(9)(15)	9,035	—	(14)

	PAR VALUE		VALUE
Energy—(continued)
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	$8,000		$8,560
6.250%, 3/15/22	8,415		9,214
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750		11,704
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	6,435		6,943
Sunoco LP 6.375%, 4/1/23	16,520		16,809
Transocean, Inc.
144A 9.000%, 7/15/23(3)	3,680		3,790
6.800%, 3/15/38	7,800		6,084
Weatherford International PLC 144A 9.875%, 2/15/24(3)	4,795		5,122
YPF S.A. 144A 8.500%, 3/23/21(3)	7,000		7,526

			461,180

Financials—12.8%
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	4,425		4,435
AerCap Ireland Capital Ltd. (Aercap Global Aviation Trust) 3.950%, 2/1/22	3,670		3,702
Air Lease Corp. 2.625%, 9/4/18	5,495		5,532
Akbank TAS 144A 7.500%, 2/5/18(3)	33,705	TRY	9,141
Ally Financial, Inc.
4.250%, 4/15/21	10,530		10,629
5.750%, 11/20/25	7,090		7,099
Altice US Finance I Corp. 144A 5.375%, 7/15/23(3)	8,250		8,590
Ares Capital Corp.
4.875%, 11/30/18	1,545		1,601
3.875%, 1/15/20	4,286		4,346
3.625%, 1/19/22	4,475		4,334
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195		14,355
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(3)	4,415		4,470
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	15,500		15,849
Bank of America Corp.
2.000%, 1/11/18	14,905		14,938
5.490%, 3/15/19	2,868		3,041
4.200%, 8/26/24	8,820		8,974
4.450%, 3/3/26	1,655		1,703
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775		12,391
Bank of India
144A 3.250%, 4/18/18(3)	10,470		10,583

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
144A 3.625%, 9/21/18(3)	$10,200		$10,326
Barclays Bank plc 144A 6.050%, 12/4/17(3)	13,130		13,564
Barclays plc 3.200%, 8/10/21	10,345		10,225
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	16,280		17,216
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(3)	7,105		7,888
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	4,570,000	CLP	7,047
Capital One N.A. 2.400%, 9/5/19	5,000		5,009
Citigroup, Inc.
5.500%, 2/15/17	11,730		11,785
4.600%, 3/9/26	10,445		10,781
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)	10,000		10,413
Corpbanca SA 144A 3.875%, 9/22/19(3)	4,000		4,121
Discover Bank 8.700%, 11/18/19	1,750		1,986
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685		14,134
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475		6,586
Fifth Third Bancorp 4.500%, 6/1/18	6,745		6,958
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500		4,509
Ford Motor Credit Co., LLC 5.000%, 5/15/18	10,000		10,390
FS Investment Corp. 4.250%, 1/15/20	7,725		7,767
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715		9,894
4.200%, 3/1/21	7,300		7,512
Genworth Holdings, Inc. 7.625%, 9/24/21	6,910		6,409
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	4,425		4,295
4.250%, 10/21/25	24,315		24,667
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	25,001		25,251
HBOS plc 144A 6.750%, 5/21/18(3)	685		722
HSBC USA, Inc. 2.625%, 9/24/18	19,485		19,681
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065		19,307
Hutchison Whampoa International Ltd. Series 12 144A 6.000% (2)(3)(6)(7)	16,710		16,877
ICAHN Enterprises LP 5.875%, 2/1/22	12,875		12,843
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	13,000		13,312
144A 4.000%, 3/18/26(3)	6,505		6,312

	PAR VALUE		VALUE
Financials—(continued)
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	$6,275		$6,433
International Lease Finance Corp. 3.875%, 4/15/18	7,635		7,778
iStar Financial, Inc.
4.875%, 7/1/18	12,250		12,281
5.000%, 7/1/19	6,210		6,257
Jefferies Group LLC
5.125%, 4/13/18	6,541		6,760
6.875%, 4/15/21	3,725		4,234
JPMorgan Chase & Co.
6.125%, 6/27/17	8,850		9,045
2.295%, 8/15/21	4,495		4,408
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	8,805		8,713
Lazard Group LLC 4.250%, 11/14/20	7,765		8,114
Lincoln National Corp.
8.750%, 7/1/19	4,613		5,306
6.050%, 4/20/67(2)(7)	2,885		2,221
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870		4,942
144A 6.000%, 1/14/20(3)	10,950		11,856
Mitsubishi UFJ Financial Group, Inc. 2.950%, 3/1/21	2,500		2,515
Morgan Stanley
144A 10.090%, 5/3/17(3)	22,595	BRL	6,862
4.350%, 9/8/26	20,295		20,679
MUFG Union Bank N.A. 2.625%, 9/26/18	2,700		2,729
Navient Corp. 7.250%, 9/25/23	3,620		3,729
New York Life Global Funding 144A 1.950%, 2/11/20(3)	2,855		2,833
Phosagro OAO (Phosagro Bond Funding DAC.) 144A 4.204%, 2/13/18(3)(5)	7,800		7,919
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,139
Prudential Financial, Inc. 8.875%, 6/15/38(2)(7)	11,200		12,096
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750		7,759
Regions Bank 7.500%, 5/15/18	2,369		2,538
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	13,655		13,932
144A 5.100%, 7/25/18(3)(5)	8,750		8,925
S&P Global, Inc. 3.300%, 8/14/20	15,097		15,382
Santander Holdings USA, Inc.

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
2.700%, 5/24/19	$10,650	$10,638
2.650%, 4/17/20	7,540	7,468
SBA Tower Trust
144A 3.156%, 10/15/20(3)	6,050	6,084
144A 2.933%, 12/9/42(3)	13,275	13,289
Sberbank of Russia (Sberbank Capital S.A.) 5.717%, 6/16/21(5)	7,000	7,433
Springleaf Finance Corp. 5.250%, 12/15/19	9,585	9,681
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(3)	2,640	2,682
State Street Corp. 4.956%, 3/15/18(7)	24,025	24,818
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,072
5.450%, 12/1/17	3,750	3,867
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	1,200	1,227
TIAA Asset Management Finance Co., LLC 144A 2.950%, 11/1/19(3)	2,850	2,898
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	10,827
Trinity Acquisition plc
3.500%, 9/15/21	1,485	1,498
4.400%, 3/15/26	9,145	9,245
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,476
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,472
Turkiye Vakiflar Bankasi TAO 144A 3.750%, 4/15/18(3)	4,000	3,957
UBS Group Funding Jersey Ltd. 144A 2.650%, 2/1/22(3)	8,475	8,229
Vnesheconombank (VEB Finance plc) 144A 6.902%, 7/9/20(3)	16,000	17,285
Wells Fargo Bank N.A. 2.150%, 12/6/19	17,645	17,632
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,015
XLIT Ltd. Series E, 2.300%, 12/15/18	9,730	9,792
Zions Bancorp 4.500%, 3/27/17	12,675	12,729

		895,199

Health Care—2.3%
Abbott Laboratories
2.350%, 11/22/19	6,325	6,329
2.900%, 11/30/21	8,815	8,794
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,701

	PAR VALUE	VALUE
Health Care—(continued)
3.200%, 11/6/22	$1,940	$1,939
Actavis Capital S.a.r.l.
(Actavis Funding) 3.000%, 3/12/20	2,825	2,863
(Actavis Funding) 3.450%, 3/15/22	3,815	3,868
Alere, Inc. 6.500%, 6/15/20	6,175	6,113
Community Health Systems, Inc. 5.125%, 8/1/21	4,790	4,455
Concordia International Corp. 144A 7.000%, 4/15/23(3)	1,510	483
Endo Finance LLC 144A 6.000%, 7/15/23(3)	720	635
Express Scripts Holding Co. 3.300%, 2/25/21	2,330	2,372
Forest Laboratories LLC 144A 4.375%, 2/1/19(3)	13,430	13,958
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,681
HCA, Inc. 6.500%, 2/15/20	13,125	14,359
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	8,625	8,643
Mylan NV
144A 3.000%, 12/15/18(3)	5,360	5,398
144A 3.150%, 6/15/21(3)	4,065	3,986
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,491
Shire Acquisitions Investments 2.400%, 9/23/21	9,275	8,951
Tenet Healthcare Corp.
4.750%, 6/1/20	4,650	4,697
4.463%, 6/15/20(2)	4,045	4,085
6.000%, 10/1/20	9,560	9,990
144A 7.500%, 1/1/22(3)	490	512
8.125%, 4/1/22	6,595	6,255
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21	2,670	2,552
2.800%, 7/21/23	2,640	2,496
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	3,060	2,601
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	17,905	17,838
Zoetis, Inc. 3.450%, 11/13/20	2,780	2,851

		163,896

Industrials—3.5%
ADT Corp. (The) 6.250%, 10/15/21	13,700	14,933
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	18,164	18,618
Allegiant Travel Co. 5.500%, 7/15/19	2,330	2,412
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	36,627	39,511

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	$4,655	$4,658
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	15,692	15,849
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	9,011	9,461
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	7,110	7,323
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	8,163	8,499
99-2, C2 AMBC 6.236%, 3/15/20	8,696	9,109
00-1, A1 8.048%, 11/1/20	4,270	4,745
01-1, A1 6.703%, 6/15/21	3,306	3,513
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	10,911	11,374
Hawaiian Airlines Pass-Through Certificates 13-1B, B 4.950%, 1/15/22	6,905	6,862
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	1,535	1,612
Masco Corp. 5.950%, 3/15/22	18,385	20,315
Penske Truck Leasing Co., LP
RegS 2.500%, 6/15/19(4)	3,470	3,481
144A 3.375%, 2/1/22(3)	8,365	8,428
SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	8,460	8,576
Toledo Edison Co. (The) 7.250%, 5/1/20	224	248
U.S. Airways Pass-Through-Trust 12-2, C 5.450%, 6/3/18	13,180	13,131
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	24,155	26,027
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	4,558	4,558

		243,243

Information Technology—1.0%
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.) 144A 5.450%, 6/15/23(3)	16,410	17,389
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	12,110	12,239
4.000%, 6/15/20	4,660	4,780
Hewlett Packard Enterprise Co.
144A 2.850%, 10/5/18(3)	9,690	9,782
144A 3.600%, 10/15/20(3)	1,845	1,876
Microsoft Corp. 2.000%, 8/8/23	4,475	4,277
NXP BV 144A 4.625%, 6/1/23(3)	4,675	4,920
NXP BV (NXP Funding LLC) 144A 4.125%, 6/1/21(3)	7,100	7,331

	PAR VALUE	VALUE
Information Technology—(continued)
Oracle Corp.
1.900%, 9/15/21	$3,530	$3,446
2.400%, 9/15/23	4,315	4,175

		70,215

Materials—2.1%
Air Liquide Finance SA 144A 1.750%, 9/27/21(3)	3,000	2,881
Airgas, Inc. 3.050%, 8/1/20	890	909
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	7,788
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	2,705	2,759
144A 4.625%, 5/15/23(3)	7,340	7,248
Cemex SAB de CV RegS 6.500%, 12/10/19(4)	5,200	5,512
CRH America, Inc. 8.125%, 7/15/18	4,770	5,217
Equate Petrochemical BV 144A 3.000%, 3/3/22(3)	9,535	9,082
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	6,820	7,912
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	3,070	2,870
3.875%, 3/15/23	7,645	7,052
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	7,630	8,164
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	1,700	1,743
INEOS Group Holdings S.A. 144A 5.875%, 2/15/19(3)	5,870	6,005
Novelis Corp. 144A 6.250%, 8/15/24(3)	605	643
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	17,090	17,671
Packaging Corp. of America 3.900%, 6/15/22	7,215	7,434
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,366
144A 4.380%, 7/15/21(2)(3)	3,100	3,177
144A 5.125%, 7/15/23(3)	1,600	1,628
144A 7.000%, 7/15/24(3)	110	117
Teck Resources Ltd. 144A 8.000%, 6/1/21(3)	1,570	1,731
Vale Overseas Ltd. 5.875%, 6/10/21	7,475	7,849
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	17,325	17,542

		146,300

Real Estate—1.5%
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570	5,672
Digital Realty Trust LP 3.400%, 10/1/20	11,735	11,928

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—(continued)
3.950%, 7/1/22	$8,175	$8,392
Education Realty Operating Partnership LP 4.600%, 12/1/24	2,040	2,028
Government Properties Income Trust 3.750%, 8/15/19	2,905	2,936
HCP, Inc. 3.750%, 2/1/19	4,035	4,147
Kimco Realty Corp. 3.400%, 11/1/22	10,605	10,750
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	1,150	1,192
Select Income REIT 4.150%, 2/1/22	18,910	18,708
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,703
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	7,100	7,358
2.700%, 4/1/20	2,948	2,964
Welltower, Inc. 4.125%, 4/1/19	4,100	4,255
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	19,265	19,584

		106,617

Telecommunication Services—1.7%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	7,045	7,256
AT&T, Inc.
3.800%, 3/15/22	11,365	11,639
3.000%, 6/30/22	7,200	7,060
4.125%, 2/17/26	6,955	7,033
CenturyLink, Inc. Series T 5.800%, 3/15/22	7,000	7,181
Crown Castle International Corp. 3.700%, 6/15/26	870	853
Crown Castle Towers LLC
144A 6.113%, 1/15/20(3)	5,900	6,392
144A 3.222%, 5/15/22(3)	3,000	3,050
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	10,365	8,945
Frontier Communications Corp.
8.500%, 4/15/20	3,200	3,372
8.875%, 9/15/20	3,380	3,612
10.500%, 9/15/22	9,085	9,585
Sprint Communications, Inc. 6.000%, 11/15/22	14,060	14,201
T-Mobile USA, Inc. 6.000%, 4/15/24	10,030	10,594
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,845
Verizon Communications, Inc. 2.625%, 8/15/26	7,550	6,940
Zayo Group LLC (Zayo Capital, Inc.) 6.000%, 4/1/23	6,960	7,273

		117,831

	PAR VALUE	VALUE
Utilities—1.0%
AmeriGas Partners LP 7.000%, 5/20/22	$3,463	$3,651
Dominion Resources, Inc. 2.962%, 7/1/19(2)	1,760	1,781
Exelon Corp. 2.850%, 6/15/20	18,845	19,035
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	9,838
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	9,900
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,977
144A 2.750%, 5/7/19(3)	9,370	9,490
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	10,340	9,849

		68,521

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $2,489,033)		2,495,664

LOAN AGREEMENTS(2)—12.0%
Consumer Discretionary—3.9%
Altice U.S. Finance I Corp. 2016 Refinancing, 3.882%, 1/15/25	12,806	12,982
AMC Entertainment Holdings, Inc.(AMC Entertainment Inc.) 3.511%, 12/15/23	1,829	1,851
Aristocrat Leisure Ltd. Tranche B-1 3.631%, 10/20/21	8,791	8,899
Bass Pro Group LLC 5.970%, 12/15/23	17,870	17,726
Boyd Gaming Corp.
Tranche B, 4.000%, 8/14/20	2,284	2,309
Tranche B-2 3.756%, 9/15/23	4,146	4,202
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Co., Inc.)
Tranche B-6, 1.500%, 3/1/17(10)	3,645	4,061
Tranche B-4, 0.750%, 10/31/17(10)	3,413	4,012
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	11,421	11,546
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	7,174	7,239
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.) First Lien, 5.000%, 7/8/22	5,664	5,723
Cengage Learning, Inc. 2016 Refinancing Term, 5.250%, 6/7/23	4,759	4,644
Charter Communications Operating LLC (CCO Safari LLC)

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tranche E, 3.020%, 7/1/20	$6,273	$6,312
Tranche F, 3.020%, 1/3/21	14,195	14,282
Tranche I, 3.005%, 1/15/24	2,857	2,879
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	5,909	5,988
CSC Holdings LLC (CSC Holdings, Inc. (Cablevision)) 2016 Extended, 3.876%, 10/11/24	11,018	11,156
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.750%, 7/30/21	7,421	7,507
El Dorado Resorts, Inc. 4.250%, 7/25/22	2,736	2,759
Harbor Freight Tools USA, Inc. 3.887%, 8/18/23	17,735	18,014
Hilton Worldwide Finance LLC
Tranche B-1 3.500%, 10/26/20	852	861
Tranche B-2 3.256%, 10/25/23	11,581	11,731
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	7,912	7,675
Las Vegas Sands LLC Tranche B, 3.006%, 12/19/20	6,785	6,830
Libbey Glass, Inc. 3.750%, 4/9/21	5,542	5,603
MGM Growth Properties Operating Partnership LP Tranche B, 3.500%, 4/25/23	7,112	7,205
Nexstar Broadcasting, Inc.
Tranche B, 0.000%, 9/26/23(12)	3,897	3,936
0.000%, 9/26/23(12)	347	351
PetSmart, Inc. Tranche B-2 4.000%, 3/11/22	17,419	17,492
Scientific Games International, Inc.
6.000%, 10/18/20	2,757	2,796
Tranche B-2, 6.000%, 10/1/21	3,357	3,405
Seminole Tribe of Florida, Inc. 3.248%, 4/29/20	6,586	6,622
ServiceMaster Co. Tranche C, 3.270%, 11/8/23	8,188	8,231
Sinclair Television Group, Inc. Tranche B-1, 3.520%, 7/30/21	11,485	11,514
Six Flags Theme Parks, Inc. Tranche B, 3.833%, 6/30/22	4,979	5,025
Station Casinos LLC Tranche B, 3.750%, 6/8/23	6,330	6,423
Tribune Media Co. Tranche B, 3.770%, 12/27/20	6,895	6,965
UFC Holdings LLC First Lien 5.000%, 8/18/23	8,331	8,452

		275,208

	PAR VALUE	VALUE
Consumer Staples—1.4%
Albertson’s Cos., LLC Tranche B-4, 3.750%, 8/25/21	$15,996	$16,208
Albertson’s LLC Tranche B, 4.247%, 12/21/22	2,172	2,203
ARAMARK Corp.
Tranche E, 3.294%, 9/7/19	11,971	12,107
Tranche F, 3.498%, 2/24/21	14,446	14,602
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 3.250%, 7/2/22	2,749	2,776
Chobani LLC (Chobani Idaho LLC) First Lien, 5.250%, 10/9/23	2,550	2,591
Coty, Inc. Tranche B, 3.092%, 10/27/22	2,741	2,754
Galleria Co. Tranche B, 3.750%, 1/26/23	5,523	5,560
Hostess Brands LLC 2016 Refinancing, Tranche B, 4.000%, 8/3/22	14,644	14,828
Kronos, Inc.
First Lien, 5.000%, 11/1/23	17,854	18,105
Second Lien, 9.250%, 11/1/24	3,287	3,397
Pinnacle Foods Finance LLC Tranche I, 3.506%, 1/13/23	983	1,001

		96,132

Energy—0.2%
EP Energy LLC (Everest Acquisition LLC) 9.750%, 6/30/21	4,868	5,105
Paragon Offshore Finance Co. 5.500%, 7/16/21(10)	9,933	3,766
Seadrill Operating LP 4.000%, 2/21/21	8,792	6,111

		14,982

Financials—0.7%
Asurion LLC
Tranche B-4, 5.000%, 8/4/22	6,185	6,276
Tranche B-5, 0.000%, 11/3/23(12)	5,002	5,079
Clipper Acquisitions Corp. Tranche B, 3.181%, 2/6/20	6,125	6,135
Delos Finance S.a.r.l. 3.748%, 3/6/21	16,529	16,671
iStar Financial, Inc. 5.500%, 7/1/20	3,200	3,243
RPI Finance Trust Tranche B-5, 3.498%, 10/14/22	4,791	4,853
TransUnion LLC Tranche B-2, 3.520%, 4/9/21	10,045	10,148

		52,405

Health Care—1.0%
American Renal Holdings, Inc. Tranche B, First Lien, 0.792%, 8/20/19	5,608	5,633

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Community Health Systems, Inc. (CHS) Tranche F, 4.020%, 12/31/18	$7,649	$7,542
Convatec Healthcare D S.a.r.l. 2.923%, 10/14/21	1,906	1,918
Endo Luxembourg Finance Co. S.a.r.l. Tranche B, 3.813%, 9/26/22	5,515	5,551
Envision Healthcare Corp.(Emergency Medical Services Corp.) 3.750%, 12/1/23	11,596	11,748
inVentiv Group Holdings, Inc. 4.750%, 11/9/23	5,363	5,419
MPH Acquisition Holdings LLC 5.000%, 6/7/23	3,389	3,454
Quorum Health Corp. 6.750%, 4/29/22	6,260	6,153
Team Health, Inc. Tranche B, 3.770%, 11/23/22	7,552	7,572
U.S. Renal Care, Inc. First Lien, 0.000%, 12/30/22(12)	6,995	6,584
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 5.000%, 2/13/19	11,710	11,721

		73,295

Industrials—1.3%
Advanced Disposal Services, Inc. 3.500%, 11/10/23	2,310	2,333
Air Canada 3.614%, 10/6/23	3,125	3,152
American Airlines, Inc.
3.250%, 10/10/21	10,776	10,859
Tranche B, 3.261%, 4/28/23	16,065	16,177
Tranche B, 3.250%, 12/14/23	6,695	6,740
AWAS Finance Luxembourg S.A. 1.210%, 7/16/18	6,664	6,721
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	4,994	5,031
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	10,786	10,816
Quikrete International, Inc. First Lien, 4.000%, 11/15/23(12)	11,111	11,238
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	4,709	4,755
Waste Industries USA, Inc. Tranche B, 3.520%, 2/27/20	9,775	9,847
Zodiac Pool Solutions LLC First Lien, 5.500%, 12/20/23	2,985	3,013

		90,682

Information Technology—1.5%
Abacus Innovations Corp. (Leidos, Inc.) Tranche B, 3.520%, 8/16/23	5,366	5,428

	PAR VALUE	VALUE
Information Technology—(continued)
Blackboard, Inc. Tranche B-4 First Lien, 6.000%, 6/30/21	$16,342	$16,495
First Data Corp.
Tranche 2021-C, 3.756%, 3/24/21	26,634	26,976
Tranche 2022-C, 3.756%, 7/8/22	5,604	5,673
Mitchell International, Inc. 4.500%, 10/13/20	4,968	4,984
NXP B.V. (NXP Funding LLC) Tranche F, 3.270%, 12/7/20	6,727	6,771
On Semiconductor 4.020%, 3/31/23	3,391	3,440
Presidio LLC (Presidio, Inc.) Refinancing, 5.250%, 2/2/22	8,130	8,230
Rackspace Hosting, Inc. Tranche B, First Lien, 0.000%, 11/3/23(12)	7,595	7,705
SS&C European Holdings S.a.r.l.
Tranche A-1, 3.520%, 7/8/20	838	840
Tranche A-2, 3.520%, 7/8/20	1,300	1,303
Tranche B-1, 4.010%, 7/8/22	4,912	4,985
Tranche B-2, 4.010%, 7/8/22	501	509
Veritas US, Inc. Tranche B-1, 6.625%, 1/27/23	5,352	4,962
Western Digital Corp. Tranche B-1, 4.520%, 4/29/23	4,770	4,853

		103,154

Materials—0.5%
Anchor Glass Container Corp. First Lien, 4.250%, 12/7/23	2,859	2,888
Berry Plastics Corp. Tranche H, 3.750%, 10/1/22	7,493	7,579
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	7,121	6,515
Huntsman International LLC Tranche B, 3.873%, 4/1/23	3,895	3,942
INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	5,668	5,747
PolyOne Corp. Tranche B-1, 3.500%, 11/11/22	6,822	6,911

		33,582

Real Estate—0.3%
Capital Automotive LP
Tranche B-1, 2.000%, 4/10/19	2,559	2,589
Second Lien, 6.000%, 4/30/20	6,047	6,142
ESH Hospitality, Inc. 3.770%, 8/30/23	2,491	2,526
Realogy Group LLC 3.770%, 7/20/22	9,119	9,193

		20,450

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—0.4%
Level 3 Financing, Inc.
Tranche B-III, 2019 2.000%, 8/1/19	$6,319		$6,416
Tranche B-II, 2022 3.500%, 5/31/22	5,842		5,921
UPC Financing Partnership 4.080%, 8/31/24	5,560		5,627
Virgin Media Bristol LLC 0.000%, 1/31/25(12)	7,300		7,343

			25,307

Utilities—0.8%
Calpine Construction Finance Co., LP Tranche B-1, 1.510%, 5/3/20	8,236		8,243
Dynegy Finance IV, Inc. 5.000%, 6/27/23	9,128		9,259
NRG Energy, Inc. 3.520%, 6/30/23	17,732		17,938
State of Santa Catarina (The) 4.000%, 12/27/22	11,827		10,378
Vistra Operations Company LLC (TEX Operations Co., LLC)
5.000%, 8/4/23	6,017		6,098
Tranche C, 5.000%, 8/4/23	1,373		1,392
4.000%, 12/14/23	1,576		1,599

			54,907

TOTAL LOAN AGREEMENTS (Identified Cost $841,975)			840,104

	SHARES		VALUE
PREFERRED STOCKS—1.0%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	8,645	(8)	8,722

Financials—0.9%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	2,295	(8)	2,272
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	12,070	(8)	12,130
Citigroup, Inc. Series T, 6.250%(2)	17,805	(8)	18,344
JPMorgan Chase & Co. Series Z, 5.300%(2)	3,985	(8)	4,077
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(8)	16,882
XLIT Ltd. Series E, 6.50%(2)	12,790	(8)	9,976

			63,681

TOTAL PREFERRED STOCKS (Identified Cost $74,466)			72,403

	SHARES	VALUE
COMMON STOCKS—0.1%
Energy—0.1%
Pacific Exploration and Production Corp.(16)	75,733	$3,082

Utilities—0.0%
Vistra Energy Corp.(16)	98,789	1,531

TOTAL COMMON STOCKS (Identified Cost $4,210)		4,613

AFFILIATED MUTUAL FUND—1.0%
Virtus Credit Opportunities Fund Class R6(11)	6,989,143	69,262

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $69,865)		69,262

RIGHTS—0.0%
Texas Competitive TRA	99	163

TOTAL RIGHTS (Identified Cost $84)		163

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $6,942,282)		6,921,526	(13)

SHORT-TERM INVESTMENT—0.7%
Money Market Mutual Fund—0.7%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.440%)(11)	50,090,614	50,091

TOTAL SHORT-TERM INVESTMENT (Identified Cost $50,091)		50,091

TOTAL INVESTMENTS—99.4% (Identified Cost $6,992,373)		6,971,617	(1)
Other assets and liabilities, net—0.6%		43,305

NET ASSETS—100.0%		$7,014,922

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $2,871,604 or 40.9% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received.
(10)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(11)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(12)	This loan will settle after December 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(14)	Amount is less than 500.
(15)	Illiquid security.
(16)	Non-income producing.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	80%
Brazil	2
Turkey	2
Canada	1
India	1
Luxembourg	1
United Kingdom	1
Other	12

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,281,096	$—	$1,272,627	$8,469
Corporate Bonds And Notes	2,495,664	—	2,495,640	24
Foreign Government Securities	380,698	—	380,698	—
Loan Agreements	840,104	—	829,726	10,378
Mortgage-Backed Securities	1,738,407	—	1,738,407	—
Municipal Bonds	3,691	—	3,691	—
U.S. Government Securities	35,425	—	35,425	—
Equity Securities:
Affiliated Mutual Fund	69,262	69,262	—	—
Common Stocks	4,613	4,613	—	—
Preferred Stock	72,403	—	72,403	—
Rights	163	—	—	163
Short-Term Investment	50,091	50,091	—	—

Total Investments	$6,971,617	$123,966	$6,828,617	$19,034

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Corporate Bonds and Notes	Loan Agreements	Rights
Balance as of September 30, 2016:	$22,276	$8,363	$2,595	$11,318	$—
Accrued discount/(premium)	(29)	—	—	(29)	—
Realized gain (loss)	(10,960)	—	(10,920)	(40)	—
Change in unrealized appreciation /(depreciation)	11,053	106	11,003	(136)	80
Purchases	83	—	—	—	83
Sales(b)	(3,389)	—	(2,654)	(735)	—
Transfers into Level 3 (a)	—	—	—	—	—
Transfers from Level 3 (a)	—	—	—	—	—

Balance as of December 31, 2016	$19,034	$8,469	$24	$10,378	$163

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Real Estate Investment Trusts—99.5%
DATA CENTERS—11.0%
CoreSite Realty Corp.	270,900	$21,502
CyrusOne, Inc.	196,000	8,767
Digital Realty Trust, Inc.	487,350	47,887
Equinix, Inc.	115,000	41,102

		119,258

DIVERSIFIED—4.4%
Vornado Realty Trust	457,100	47,708

		47,708

HEALTH CARE—6.4%
Healthcare Realty Trust, Inc.	627,775	19,034
Healthcare Trust of America, Inc. Class A	906,000	26,374
Ventas, Inc.	303,361	18,966
Welltower, Inc.	66,641	4,460

		68,834

INDUSTRIAL/OFFICE—25.4%
Industrial—10.6%
DCT Industrial Trust, Inc.	780,303	37,361
Duke Realty Corp.	1,254,309	33,315
Prologis, Inc.	844,352	44,573

		115,249

Office—14.8%
Boston Properties, Inc.	212,983	26,789
Cousins Properties, Inc.	1,219,170	10,375
Douglas Emmett, Inc.	795,829	29,095
Highwoods Properties, Inc.	524,731	26,767
Kilroy Realty Corp.	517,442	37,887
Paramount Group, Inc.	1,723,236	27,555
Parkway, Inc.(2)	72,096	1,604

		160,072

Total Industrial / Office		275,321

LODGING/RESORTS—3.9%
Host Hotels & Resorts, Inc.	510,386	9,616

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
Pebblebrook Hotel Trust	532,463	$15,841
RLJ Lodging Trust	669,802	16,403

		41,860

RESIDENTIAL—17.3%
Apartments—12.8%
American Campus Communities, Inc.	426,517	21,228
Apartment Investment & Management Co. Class A	460,600	20,934
AvalonBay Communities, Inc.	169,090	29,954
Equity Residential	369,545	23,784
Essex Property Trust, Inc.	183,540	42,673

		138,573

Manufactured Homes—2.9%
Equity LifeStyle Properties, Inc.	216,053	15,577
Sun Communities, Inc.	214,300	16,418

		31,995

Single Family Homes—1.6%
American Homes 4 Rent Class A	802,300	16,832

		16,832

Total Residential		187,400

RETAIL—21.8%
Free Standing—2.5%
STORE Capital Corp.	1,106,743	27,348

		27,348

Regional Malls—8.1%
General Growth Properties, Inc.	565,875	14,135
Simon Property Group, Inc.	417,441	74,167

		88,302

Shopping Centers—11.2%
Brixmor Property Group, Inc.	1,153,696	28,173
Federal Realty Investment Trust	185,200	26,319
Regency Centers Corp.	497,700	34,316
Tanger Factory Outlet Centers, Inc.	901,384	32,252

		121,060

Total Retail		236,710

SELF STORAGE—9.3%
CubeSmart	1,311,650	35,113

See Notes to Schedules of Investments

1

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
Extra Space Storage, Inc.	394,183	$30,446
Public Storage	157,892	35,289

		100,848

TOTAL COMMON STOCKS (Identified Cost $736,748)		1,077,939

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $736,748)		1,077,939

TOTAL INVESTMENTS—99.5% (Identified Cost $736,748)		1,077,939	(1)
Other assets and liabilities, net—0.5%		5,480

NET ASSETS—100.0%		$1,083,419

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,077,939	$1,077,939

Total Investments	$1,077,939	$1,077,939

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of December 31, 2016.

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.0%
Consumer Discretionary—19.7%
Advance Auto Parts, Inc.	2,232	$377
Amazon.com, Inc.(2)	11,955	8,965
AutoNation, Inc.(2)	1,991	97
AutoZone, Inc.(2)	875	691
Bed Bath & Beyond, Inc.	4,610	187
Best Buy Co., Inc.	8,279	353
BorgWarner, Inc.	6,070	239
CarMax, Inc.(2)	5,770	372
Carnival Corp.	12,711	662
CBS Corp. Class B	11,882	756
Charter Communications, Inc. Class A(2)	6,564	1,890
Chipotle Mexican Grill, Inc.(2)	878	331
Coach, Inc.	8,499	298
Comcast Corp. Class A	72,250	4,989
Darden Restaurants, Inc.	3,731	271
Delphi Automotive plc	8,215	553
Discovery Communications, Inc. Class A(2)	4,606	126
Discovery Communications, Inc. Class C(2)	6,687	179
Dollar General Corp.	7,704	571
Dollar Tree, Inc.(2)	7,156	552
Expedia, Inc.	3,661	415
Foot Locker, Inc.	4,102	291
Ford Motor Co.	118,311	1,435
Gap, Inc. (The)	6,650	149
Garmin Ltd.	3,485	169
General Motors Co.	42,050	1,465
Genuine Parts Co.	4,509	431
Goodyear Tire & Rubber Co. (The)	7,914	244
H&R Block, Inc.	6,641	153
Hanesbrands, Inc.	11,457	247
Harley-Davidson, Inc.	5,363	313
Harman International Industries, Inc.	2,114	235
Hasbro, Inc.	3,405	265
Home Depot, Inc. (The)	36,927	4,951
Horton (D.R.), Inc.	10,287	281
Interpublic Group of Cos., Inc. (The)	12,035	282
Kohl’s Corp.	5,358	265
L Brands, Inc.	7,282	479
Leggett & Platt, Inc.	4,052	198
Lennar Corp. Class A	5,957	256
LKQ Corp.(2)	9,322	286

	SHARES	VALUE
Consumer Discretionary—(continued)
Lowe’s Cos., Inc.	26,368	$1,875
Macy’s, Inc.	9,266	332
Marriott International, Inc. Class A	9,707	803
Mattel, Inc.	10,369	286
McDonald’s Corp.	25,174	3,064
Michael Kors Holdings Ltd.(2)	4,979	214
Mohawk Industries, Inc.(2)	1,911	382
Netflix, Inc.(2)	13,009	1,610
Newell Brands, Inc.	14,624	653
News Corp. Class A	11,577	133
News Corp. Class B	3,624	43
NIKE, Inc. Class B	40,505	2,059
Nordstrom, Inc.	3,520	169
O’Reilly Automotive, Inc.(2)	2,864	797
Omnicom Group, Inc.	7,150	609
PVH Corp.	2,403	217
Priceline Group, Inc. (The)(2)	1,496	2,193
PulteGroup, Inc.	9,023	166
Ralph Lauren Corp.	1,707	154
Ross Stores, Inc.	12,022	789
Royal Caribbean Cruises Ltd.	5,074	416
Scripps Networks Interactive, Inc. Class A	2,888	206
Signet Jewelers Ltd.	2,109	199
Staples, Inc.	19,721	178
Starbucks Corp.	44,119	2,449
Target Corp.	17,027	1,230
TEGNA, Inc.	6,500	139
Tiffany & Co.	3,245	251
Time Warner, Inc.	23,376	2,256
TJX Cos., Inc. (The)	19,762	1,485
Tractor Supply Co.	3,979	302
TripAdvisor, Inc.(2)	3,465	161
Twenty-First Century Fox, Inc. Class A	32,096	900
Twenty-First Century Fox, Inc. Class B	14,766	402
Ulta Salon Cosmetics & Fragrance, Inc.(2)	1,777	453
Under Armour, Inc. Class A(2)	5,570	162
Under Armour, Inc. Class C(2)	5,601	141
Urban Outfitters, Inc.(2)	2,678	76
VF Corp.	10,033	535
Viacom, Inc. Class B	10,530	370
Walt Disney Co. (The)	44,380	4,625
Whirlpool Corp.	2,277	414
Wyndham Worldwide Corp.	3,267	249

See Notes to Schedules of Investments

1

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Wynn Resorts Ltd.	2,407	$208
Yum! Brands, Inc.	10,569	669

		70,293

Energy—19.7%
Anadarko Petroleum Corp.	30,485	2,126
Apache Corp.	20,493	1,301
Baker Hughes, Inc.	26,248	1,705
Cabot Oil & Gas Corp.	47,253	1,104
Chesapeake Energy Corp.(2)	46,482	326
Chevron Corp.	90,316	10,630
Cimarex Energy Co.	4,448	605
Concho Resources, Inc.(2)	6,841	907
ConocoPhillips	42,896	2,151
Devon Energy Corp.	28,315	1,293
EOG Resources, Inc.	32,930	3,329
EQT Corp.	8,092	529
Exxon Mobil Corp.	131,088	11,832
FMC Technologies, Inc.(2)	19,004	675
Halliburton Co.	48,491	2,623
Helmerich & Payne, Inc.	5,066	392
Hess Corp.	15,527	967
Kinder Morgan, Inc.	89,923	1,862
Marathon Oil Corp.	46,598	807
Marathon Petroleum Corp.	24,723	1,245
Murphy Oil Corp.	10,291	320
National Oilwell Varco, Inc.	22,453	841
Newfield Exploration Co.(2)	9,238	374
Noble Energy, Inc.	27,363	1,041
Occidental Petroleum Corp.	31,248	2,226
ONEOK, Inc.	9,861	566
Phillips 66	20,737	1,792
Pioneer Natural Resources Co.	18,017	3,244
Range Resources Corp.	13,813	475
Schlumberger Ltd.	68,015	5,710
Southwestern Energy Co.(2)	29,395	318
Spectra Energy Corp.	44,110	1,813
Tesoro Corp.	17,220	1,506
Transocean Ltd.(2)	18,234	269
Valero Energy Corp.	29,610	2,023
Williams Cos., Inc. (The)	45,166	1,406

		70,333

	SHARES	VALUE
Financials—19.8%
Affiliated Managers Group, Inc.(2)	1,355	$197
Aflac, Inc.	10,086	702
Allstate Corp. (The)	9,101	675
American Express Co.	19,002	1,408
American International Group, Inc.	24,117	1,575
Ameriprise Financial, Inc.	3,906	433
AON plc	6,503	725
Assurant, Inc.	1,409	131
Bank of America Corp.	249,753	5,520
Bank of New York Mellon Corp. (The)	26,132	1,238
BB&T Corp.	20,055	943
Berkshire Hathaway, Inc. Class B(2)	46,931	7,649
BlackRock, Inc.	3,005	1,144
Capital One Financial Corp.	11,920	1,040
Charles Schwab Corp. (The)	29,816	1,177
CHUBB Ltd.	11,501	1,519
Cincinnati Financial Corp.	3,706	281
Citigroup, Inc.	70,433	4,186
Citizens Financial Group, Inc.	12,651	451
CME Group, Inc.	8,388	968
Comerica, Inc.	4,258	290
Discover Financial Services	9,747	703
E*Trade Financial Corp.(2)	6,766	234
Fifth Third Bancorp	18,675	504
Franklin Resources, Inc.	8,576	339
Gallagher (Arthur J.) & Co.	4,398	228
Goldman Sachs Group, Inc. (The)	9,140	2,189
Hartford Financial Services Group, Inc. (The)	9,336	445
Huntington Bancshares, Inc.	26,811	354
Intercontinental Exchange, Inc.	14,722	831
Invesco Ltd.	10,097	306
JPMorgan Chase & Co.	88,439	7,631
KeyCorp	26,710	488
Leucadia National Corp.	8,008	186
Lincoln National Corp.	5,649	374
Loews Corp.	6,829	320
M&T Bank Corp.	3,832	599
Marsh & McLennan Cos., Inc.	12,743	861
MetLife, Inc.	27,165	1,464
Moody’s Corp.	4,111	388
Morgan Stanley	35,642	1,506
Nasdaq, Inc.	2,817	189
Navient Corp.	7,491	123

See Notes to Schedules of Investments

2

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Northern Trust Corp.	5,261	$468
People’s United Financial, Inc.	7,696	149
PNC Financial Services Group, Inc. (The)	12,024	1,406
Principal Financial Group, Inc.	6,613	383
Progressive Corp. (The)	14,343	509
Prudential Financial, Inc.	10,628	1,106
Regions Financial Corp.	30,424	437
S&P Global, Inc.	6,403	689
State Street Corp.	8,962	697
SunTrust Banks, Inc.	12,130	665
Synchrony Financial	19,381	703
T. Rowe Price Group, Inc.	6,017	453
Torchmark Corp.	2,727	201
Travelers Cos., Inc. (The)	7,021	859
U.S. Bancorp	39,488	2,028
Unum Group	5,737	252
Wells Fargo & Co.	111,716	6,157
Willis Towers Watson plc	3,177	388
XL Group Ltd.	6,650	248
Zions Bancorporation	5,035	217

		70,529

Industrials—19.8%
3M Co.	21,229	3,791
Acuity Brands, Inc.	1,517	350
Alaska Air Group, Inc.	4,243	377
Allegion plc	3,300	211
American Airlines Group, Inc.	17,833	833
AMETEK, Inc.	7,965	387
Arconic, Inc.	15,092	280
Boeing Co. (The)	20,634	3,212
Caterpillar, Inc.	21,477	1,992
Cintas Corp.	3,574	413
CSX Corp.	38,864	1,396
Cummins, Inc.	9,774	1,336
Deere & Co.	11,117	1,146
Delta Air Lines, Inc.	25,345	1,247
Dover Corp.	6,470	485
Dun & Bradstreet Corp. (The)	1,266	154
Eaton Corp. plc	19,009	1,275
Emerson Electric Co.	23,427	1,306
Equifax, Inc.	5,609	663
Expeditors International of Washington, Inc.	6,208	329

	SHARES	VALUE
Industrials—(continued)
Fastenal Co.	9,948	$467
FedEx Corp.	9,023	1,680
Flowserve Corp.	4,490	216
Fluor Corp.	6,971	366
Fortive Corp.	11,627	624
Fortune Brands Home & Security, Inc.	5,312	284
General Dynamics Corp.	10,723	1,851
General Electric Co.	225,455	7,124
Honeywell International, Inc.	27,676	3,206
Hunt (JB) Transport Services, Inc.	3,011	292
Illinois Tool Works, Inc.	11,558	1,415
Ingersoll-Rand plc	8,892	667
Jacobs Engineering Group, Inc.(2)	4,156	237
Johnson Controls International plc	32,241	1,328
Kansas City Southern	3,704	314
L-3 Communications Holdings, Inc.	2,661	405
Lockheed Martin Corp.	9,188	2,296
Masco Corp.	12,577	398
Nielsen Holdings plc	11,564	485
Norfolk Southern Corp.	11,797	1,275
Northrop Grumman Corp.	6,554	1,524
PACCAR, Inc.	14,035	897
Parker Hannifin Corp.	5,791	811
Pentair plc	5,755	323
Pitney Bowes, Inc.	7,331	111
Quanta Services, Inc.(2)	5,200	181
Raytheon Co.	11,060	1,571
Republic Services, Inc.	7,956	454
Robert Half International, Inc.	6,274	306
Robinson (C.H.) Worldwide, Inc.	4,874	357
Rockwell Automation, Inc.	5,711	768
Rockwell Collins, Inc.	5,794	537
Roper Technologies, Inc.	3,490	639
Ryder System, Inc.	3,343	249
Snap-on, Inc.	1,997	342
Southwest Airlines Co.	23,233	1,158
Stanley Black & Decker, Inc.	5,187	595
Stericycle, Inc.(2)	2,929	226
Textron, Inc.	11,613	564
TransDigm Group, Inc.	1,726	430
Union Pacific Corp.	30,874	3,201
United Continental Holdings, Inc.(2)	9,938	724
United Parcel Service, Inc. Class B	24,158	2,769

See Notes to Schedules of Investments

3

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
United Rentals, Inc.(2)	2,899	$306
United Technologies Corp.	27,384	3,002
Verisk Analytics, Inc.(2)	5,360	435
W.W. Grainger, Inc.	2,472	574
Waste Management, Inc.	15,273	1,083
Xylem, Inc.	6,174	306

		70,556

Information Technology—8.9%
Accenture plc Class A	4,878	571
Activision Blizzard, Inc.	5,497	198
Adobe Systems, Inc.(2)	3,927	404
Akamai Technologies, Inc.(2)	1,436	96
Alliance Data Systems Corp.	474	108
Alphabet, Inc. Class A(2)	2,310	1,831
Alphabet, Inc. Class C(2)	2,314	1,786
Amphenol Corp. Class A	2,487	167
Analog Devices, Inc.	2,487	181
Apple, Inc.	41,582	4,816
Applied Materials, Inc.	8,626	278
Autodesk, Inc.(2)	1,605	119
Automatic Data Processing, Inc.	3,569	367
Broadcom Ltd.	3,131	553
CA, Inc.	2,596	82
Cisco Systems, Inc.	39,308	1,188
Citrix Systems, Inc.(2)	1,274	114
Cognizant Technology Solutions Corp. Class A(2)	4,812	270
Corning, Inc.	7,626	185
CSRA, Inc.	1,348	43
eBay, Inc.(2)	8,302	246
Electronic Arts, Inc.(2)	2,416	190
F5 Networks, Inc.(2)	550	80
Facebook, Inc. Class A(2)	18,254	2,100
Fidelity National Information Services, Inc.	2,636	199
First Solar, Inc.(2)	702	23
Fiserv, Inc.(2)	1,735	184
FLIR Systems, Inc.	1,211	44
Global Payments, Inc.	1,264	88
Harris Corp.	1,026	105
Hewlett Packard Enterprise Co.	13,254	307
HP, Inc.	13,728	204
Intel Corp.	37,101	1,346
International Business Machines Corp.	6,778	1,125

	SHARES	VALUE
Information Technology—(continued)
Intuit, Inc.	1,943	$223
Juniper Networks, Inc.	3,194	90
KLA-Tencor Corp.	1,283	101
Lam Research Corp.	1,327	140
Linear Technology Corp.	1,976	123
MasterCard, Inc. Class A	7,472	771
Microchip Technology, Inc.	1,777	114
Micron Technology, Inc.(2)	8,474	186
Microsoft Corp.	60,633	3,768
Motorola Solutions, Inc.	1,369	113
NetApp, Inc.	2,335	82
NVIDIA Corp.	4,308	460
Oracle Corp.	23,484	903
Paychex, Inc.	2,592	158
PayPal Holdings, Inc.(2)	8,883	351
Qorvo, Inc.(2)	1,082	57
QUALCOMM, Inc.	11,604	757
Red Hat, Inc.(2)	1,463	102
salesforce.com, Inc.(2)	5,037	345
Seagate Technology plc	2,496	95
Skyworks Solutions, Inc.	1,523	114
Symantec Corp.	5,092	122
TE Connectivity Ltd.	2,853	198
Teradata Corp.(2)	1,191	32
Texas Instruments, Inc.	7,870	574
Total System Services, Inc.	1,377	68
VeriSign, Inc.(2)	761	58
Visa, Inc. Class A	14,623	1,141
Western Digital Corp.	2,331	158
Western Union Co. (The)	4,022	87
Xerox Corp.	7,089	62
Xilinx, Inc.	2,070	125
Yahoo!, Inc.(2)	6,972	270

		31,546

Materials—5.0%
Air Products & Chemicals, Inc.	7,016	1,009
Albemarle Corp.	3,726	321
Avery Dennison Corp.	2,976	209
Ball Corp.	5,743	431
CF Industries Holdings, Inc.	7,862	247
Dow Chemical Co. (The)	36,196	2,071
Du Pont (E.I.) de Nemours & Co.	28,061	2,060

See Notes to Schedules of Investments

4

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Eastman Chemical Co.	4,857	$365
Ecolab, Inc.	8,469	993
FMC Corp.	4,487	254
Freeport-McMoRan, Inc.(2)	41,196	543
International Flavors & Fragrances, Inc.	2,621	309
International Paper Co.	13,441	713
LyondellBasell Industries N.V. Class A	9,906	850
Martin Marietta Materials, Inc.	2,092	463
Monsanto Co.	14,138	1,487
Mosaic Co. (The)	11,636	341
Newmont Mining Corp.	17,338	591
Nucor Corp.	10,443	622
PPG Industries, Inc.	7,738	733
Praxair, Inc.	9,212	1,080
Sealed Air Corp.	6,410	291
Sherwin-Williams Co. (The)	2,638	709
Vulcan Materials Co.	4,340	543
WestRock Co.	8,274	420

		17,655

Telecommunication Services—1.0%
AT&T, Inc.	47,888	2,037
CenturyLink, Inc.	4,427	105
Frontier Communications Corp.	10,074	34
Level 3 Communications, Inc.(2)	2,367	133
Verizon Communications, Inc.	26,300	1,404

		3,713

Utilities—5.1%
AES Corp.	20,130	234
Alliant Energy Corp.	7,004	265
Ameren Corp.	7,156	375
American Electric Power Co., Inc.	14,455	910
American Water Works Co., Inc.	5,251	380
CenterPoint Energy, Inc.	12,777	315
CMS Energy Corp.	8,343	347
Consolidated Edison, Inc.	8,974	661
Dominion Resources, Inc.	18,332	1,404
DTE Energy Co.	5,305	523
Duke Energy Corp.	19,596	1,521
Edison International	9,575	689
Entergy Corp.	5,240	385
Eversource Energy	9,278	512
Exelon Corp.	29,331	1,041

	SHARES	VALUE
Utilities—(continued)
FirstEnergy Corp.	12,453	$386
NextEra Energy, Inc.	14,226	1,700
NiSource, Inc.	9,588	212
NRG Energy, Inc.	10,001	123
PG&E Corp.	15,495	942
Pinnacle West Capital Corp.	3,497	273
PPL Corp.	19,954	680
Public Service Enterprise Group, Inc.	14,797	649
SCANA Corp.	4,180	306
Sempra Energy	7,354	740
Southern Co. (The)	28,665	1,410
WEC Energy Group, Inc.	9,231	541
XCEL Energy, Inc.	14,986	610

		18,134

TOTAL COMMON STOCKS (Identified Cost $333,641)		352,759

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $333,641)		352,759

TOTAL INVESTMENTS—99.0% (Identified Cost $333,641)		352,759	(1)
Other assets and liabilities, net—1.0%		3,475

NET ASSETS—100.0%		$356,234

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$352,759	$352,759

Total Investments	$352,759	$352,759

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.2%
Non-Agency—0.2%
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	$1,146	$1,152

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,137)		1,152

CORPORATE BONDS AND NOTES—5.4%
Consumer Discretionary—0.9%
Boyd Gaming Corp. 6.875%, 5/15/23	365	394
IHO Verwaltungs GmbH PIK Interest Capitalization 144A 4.125%, 9/15/21(3)(4)	330	334
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	660	661
PetSmart, Inc. 144A 7.125%, 3/15/23(3)	905	926
SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(3)	1,505	1,550
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,191

		5,056

Consumer Staples—0.1%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	880	900

Energy—1.1%
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 144A 7.875%, 12/15/24(3)	765	796
Antero Midstream Partners LP 144A 5.375%, 9/15/24(3)	430	440
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	895	922
Diamondback Energy, Inc. 144A 4.750%, 11/1/24(3)	170	167
FTS International, Inc. 144A 8.463%, 6/15/20(2)(3)	1,120	1,121
6.250%, 5/1/22	825	689
Newfield Exploration Co. 5.750%, 1/30/22	580	614
Noble Holding International Ltd. 7.750%, 1/15/24	180	170
Range Resources Corp. 144A 5.000%, 8/15/22(3)	600	599
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	480	484
Whiting Petroleum Corp. 5.750%, 3/15/21	350	350

		6,352

Financials—0.5%
iStar Financial, Inc.
4.875%, 7/1/18	785	787

	PAR VALUE	VALUE
Financials—(continued)
5.000%, 7/1/19	$430	$433
Springleaf Finance Corp. 5.250%, 12/15/19	1,410	1,424

		2,644

Health Care—0.5%
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(4)	270	273
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	435	464
Tenet Healthcare Corp.
5.000%, 3/1/19	415	407
4.463%, 6/15/20(2)	730	737
6.000%, 10/1/20	435	455
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	750	637

		2,973

Industrials—0.5%
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	460	467
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	555	575
Wheels Up Finance I LLC
16-01, A 7.431%, 6/30/17(2)(7)(10)	77	76
16-01, A 7.500%, 6/30/24(7)	1,649	1,633

		2,751

Information Technology—0.5%
Diamond 1 Finance Corp. (Diamond 2 Finance Corp.) 144A 5.450%, 6/15/23(3)	1,785	1,892
First Data Corp.
144A 5.000%, 1/15/24(3)	600	605
144A 5.750%, 1/15/24(3)	225	233

		2,730

Materials—0.9%
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	400	408
Hexion U.S. Finance Corp. 6.625%, 4/15/20	645	574
INEOS Group Holdings S.A. 144A 5.875%, 2/15/19(3)	1,130	1,156
Reynolds Group Issuer, Inc.
144A 4.380%, 7/15/21(2)(3)	1,500	1,537
144A 5.125%, 7/15/23(3)	575	585

See Notes to Schedules of Investments

1

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	$685	$694

		4,954

Telecommunication Services—0.3%
T-Mobile USA, Inc. 6.000%, 4/15/24	1,090	1,151
West Corp. 144A 4.750%, 7/15/21(3)	695	713

		1,864

Utilities—0.1%
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	780	743

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $30,716)		30,967

LOAN AGREEMENTS(2)—97.8%
Consumer Discretionary—26.0%
Accuride International, Inc. 8.000%, 11/17/23	1,650	1,617
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	890	872
Affinity Gaming LLC 5.000%, 7/1/23	1,030	1,040
Altice U.S. Finance I Corp. 2016 Refinancing, 3.882%, 1/15/25	1,634	1,656
AMC Entertainment Holdings, Inc.(AMC Entertainment Inc.) 3.511%, 12/15/23	438	443
Aristocrat Leisure Ltd. Tranche B-1 3.631%, 10/20/21	2,241	2,268
Bass Pro Group LLC
5.720%, 6/8/18	3,575	3,576
5.970%, 12/15/23	3,500	3,472
Boyd Gaming Corp.
Tranche B, 4.000%, 8/14/20	1,524	1,541
Tranche B-2 3.756%, 9/15/23	447	453
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Co., Inc.)
Tranche B-5, 0.000%, 3/1/17(5)	300	326
Tranche B-7, 1.500%, 3/1/17(5)	1,199	1,408
Tranche B-6, 1.500%, 3/1/17(5)	2,415	2,691
Tranche B-4, 1.500%, 10/31/17(5)	890	1,047
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	3,891	3,933
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	1,226	1,237
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	948	952

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CBS Radio, Inc. 4.500%, 10/17/23	$593	$600
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.) First Lien, 5.000%, 7/8/22	1,593	1,609
Cengage Learning, Inc. 2016 Refinancing Term, 5.250%, 6/7/23	1,463	1,427
Charter Communications Operating LLC (CCO Safari LLC)
Tranche F, 3.020%, 1/3/21	6,101	6,138
Tranche H, 2.755%, 1/15/22	1,096	1,103
Tranche I, 3.005%, 1/15/24	1,338	1,348
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	2,056	2,084
Cooper-Standard Automotive, Inc. 3.588%, 11/2/23	1,372	1,388
CSC Holdings LLC (CSC Holdings, Inc. (Cablevision)) 2016 Extended, 3.876%, 10/11/24	3,329	3,371
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.750%, 7/30/21	1,813	1,834
El Dorado Resorts, Inc. 4.250%, 7/25/22	1,029	1,038
Federal-Mogul Corp. Tranche C, 4.750%, 4/15/21	2,893	2,872
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	1,633	1,639
Gates Global LLC 4.250%, 7/6/21	2,994	3,001
Graton Resort & Casino Tranche B, 5.510%, 9/1/22	1,008	1,018
Harbor Freight Tools USA, Inc. 3.887%, 8/18/23	2,441	2,479
Hilton Worldwide Finance LLC
Tranche B-1 3.500%, 10/26/20	598	604
Tranche B-2 3.256%, 10/25/23	8,125	8,230
iHeartCommunications, Inc. Tranche D, 7.520%, 1/30/19	4,503	3,681
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	1,838	1,783
KAR Auction Services, Inc. Tranche B-2, 4.188%, 3/11/21	2,521	2,546
Laureare Education, Inc. 2021 Extended, 8.868%, 3/17/21	2,426	2,440
Leslie’s Poolmart, Inc. Tranche B 5.250%, 8/16/23	1,149	1,164
Libbey Glass, Inc. 3.750%, 4/9/21	1,375	1,390
Lions Gate Entertainment Corp. Tranche B, 3.750%, 12/8/23	1,662	1,676

See Notes to Schedules of Investments

2

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
MCC LLC
Tranche H, 3.250%, 1/29/21	$1,622	$1,634
Tranche G, 3.500%, 6/30/21	2,289	2,309
Metaldyne LLC 3.750%, 10/20/21	2,572	2,583
MGM Growth Properties Operating Partnership LP Tranche B, 3.500%, 4/25/23	2,502	2,535
Michaels Stores, Inc. 3.750%, 1/30/23	3,225	3,267
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 10/13/23	1,451	1,466
Neiman Marcus Group 4.250%, 10/25/20	1,816	1,584
Nexstar Broadcasting, Inc.
Tranche B, 0.000%, 9/26/23(6)	1,264	1,277
0.000%, 9/26/23(6)	113	114
Party City Holdings, Inc. 4.030%, 8/19/22	2,747	2,778
Penn National Gaming, Inc. Tranche B, 3.270%, 10/30/20	2,170	2,187
PetSmart, Inc. Tranche B-2 4.000%, 3/11/22	1,103	1,108
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	2,751	2,790
Serta Simmons Bedding LLC First Lien, 4.500%, 11/8/23	1,714	1,735
ServiceMaster Co. Tranche C, 3.270%, 11/8/23	5,101	5,128
SFR Group S.A.(Numericable) Tranche B-1 5. 137%, 1/15/24	2,164	2,196
Sinclair Television Group, Inc.
Tranche B-1, 3.520%, 7/30/21	2,716	2,723
Tranche B, 0.000%, 12/20/23(6)	1,800	1,802
SRAM LLC First Lien, 4.583%, 4/10/20	1,609	1,603
Station Casinos LLC Tranche B, 3.750%, 6/8/23	2,027	2,056
TI Group Auto Systems LLC 4.500%, 6/30/22	1,128	1,143
Transtar Holding Co.
8.250%, 3/20/17(7)	260	260
First Lien, 7.750%, 10/9/18(5)	1,422	924
Second Lien, 13.500%, 10/9/19(5)	460	7
Tribune Media Co. Tranche B, 3.770%, 12/27/20	2,590	2,617
U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	1,987	1,996
UFC Holdings LLC First Lien 5.000%, 8/18/23	1,380	1,400
University Support Services LLC 6.250%, 7/6/22	1,118	1,135
Univision Communications, Inc.
Tranche C-3 4.000%, 3/1/20	6,203	6,245
Tranche C-4 4.000%, 3/1/20	3,343	3,366

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Ziggo Secured Finance Partnership Tranche D 3.704%, 8/31/24	$3,131	$3,161

		150,124

Consumer Staples—7.0%
Albertson’s Cos., LLC Tranche B-4, 3.750%, 8/25/21	2,252	2,281
Albertson’s LLC Tranche B, 4.247%, 12/21/22	2,030	2,060
Amplify Snack Brands, Inc. 6.500%, 9/2/23	1,746	1,703
ARAMARK Corp. Tranche E, 3.294%, 9/7/19	2,696	2,727
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 3.250%, 7/2/22	664	670
Chobani LLC (Chobani Idaho LLC) First Lien, 5.250%, 10/9/23	346	352
Coty, Inc. Tranche B, 3.092%, 10/27/22	842	846
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19(7)	1,943	1,464
Second Lien, 8.750%, 12/21/20(7)	520	247
Dell International, Inc. Tranche B 4.020%, 9/7/23	7,020	7,149
Dole Food Co., Inc. Tranche B, 4.788%, 11/1/18	2,149	2,166
Galleria Co. Tranche B, 3.750%, 9/29/23	1,698	1,709
Hostess Brands LLC 2016 Refinancing, Tranche B, 4.000%, 8/3/22	2,704	2,738
Kronos, Inc.
First Lien, 5.000%, 11/1/23	3,834	3,888
Second Lien, 9.250%, 11/1/24	965	997
Milk Specialities Co. 6.000%, 8/16/23	1,177	1,197
Pinnacle Foods Finance LLC Tranche I, 3.506%, 1/13/23	450	458
Prestige Brands, Inc. Tranche B-3, 3.500%, 9/3/21	212	214
Reynolds Group Holdings, Inc. 4.250%, 2/5/23	5,004	5,077
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	1,150	1,158
US Foods, Inc. 3.770%, 6/27/23	1,463	1,480

		40,581

Energy—2.8%
Chesapeake Energy Corp. Trance A, 8.500%, 8/23/21	325	355
Chief Exploration & Development LLC Second Lien, 7.753%, 5/16/21	1,639	1,610
Drillships Financing Holding, Inc. (Ocean Rig) Tranche B-1, 6.000%, 3/31/21	1,718	1,122

See Notes to Schedules of Investments

3

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	$748	$596
EP Energy LLC (Everest Acquisition LLC) 9.750%, 6/30/21	1,185	1,243
Fieldwood Energy LLC
8.000%, 8/31/20	733	699
First Lien, 8.375%, 9/30/20	989	868
Second Lien, 8.375%, 9/30/20	1,623	1,160
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	2,045	1,943
MEG Energy Corp. 3.750%, 3/31/20	3,149	3,072
Paragon Offshore Finance Co. 5.500%, 7/16/21(5)	1,712	649
Seadrill Operating LP 4.000%, 2/21/21	4,050	2,815

		16,132

Financials—3.4%
AlixPartners LLP 2016 Refinancing, Tranche B, 4.000%, 7/28/22	3,156	3,188
Asurion LLC
Tranche B-2, 4.020%, 7/8/20	717	724
Tranche B-4, 5.000%, 8/4/22	1,046	1,061
Delos Finance S.a.r.l. 3.748%, 3/6/21	2,212	2,231
iStar Financial, Inc. 5.500%, 7/1/20	462	468
Lightstone Generation LLC
Tranche B, 0.000%, 12/15/23(6)	692	702
Tranche C, 0.000%, 12/15/23(6)	66	67
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	1,205	1,244
RPI Finance Trust Tranche B-5, 3.498%, 10/14/22	918	929
TransUnion LLC Tranche B-2, 3.520%, 4/9/21	5,148	5,201
VF Holdings Corp. 4.250%, 6/30/23	1,025	1,031
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	3,123	2,990

		19,836

Health Care—13.5%
21st Century Oncology Holdings, Inc. Tranche B, 7.125%, 4/30/22(5)	1,335	1,235
Acadia Healthcare Co., Inc. Tranche B-2, 3.756%, 2/16/23	2,066	2,086
Akorn, Inc. 5.250%, 4/16/21	2,180	2,213
Alere, Inc. Tranche B, 4.250%, 6/20/22	2,746	2,750
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	1,390	1,396

	PAR VALUE	VALUE
Health Care—(continued)
Amneal Pharmaceuticals LLC Tranche B, 5.375%, 11/1/19	$1,854	$1,861
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	1,540	1,534
Capsugel Holdings LLC 4.000%, 7/31/21	3,209	3,223
Change Healthcare Holdings, Inc.
Tranche B-3, 3.750%, 11/2/18	489	490
Tranche B-2, 3.750%, 11/2/18	1,352	1,356
CHG Healthcare Services, Inc. (CHG Buyer Co.) First Lien, 0.000%, 6/7/23(6)	358	363
Community Health Systems, Inc. (CHS)
Tranche F, 4.020%, 12/31/18	1,102	1,086
Tranche G, 3.750%, 12/31/19	1,275	1,240
Tranche H, 4.000%, 1/27/21	4,916	4,776
Concordia International Corp. (f/k/a Concordia Healthcare Corp.) 5.250%, 10/21/21	1,223	961
DaVita HealthCare Partners, Inc. Tranche B, 3.520%, 6/24/21	3,076	3,112
DJO Finance 4.250%, 6/8/20	1,444	1,389
Endo Luxembourg Finance Co. S.a.r.l. Tranche B, 3.813%, 9/26/22	2,228	2,243
Envision Healthcare Corp.(Emergency Medical Services Corp.) 3.750%, 12/1/23	2,046	2,073
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	832	837
HCA, Inc. Tranche B-6, 4.020%, 3/17/23	1,162	1,178
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,946	1,935
inVentiv Group Holdings, Inc. 4.750%, 11/9/23	1,902	1,922
Jaguar Holding Company I 4.250%, 8/18/22	3,082	3,121
Kindred Healthcare, Inc. 4.250%, 4/9/21	1,147	1,149
MMM Holdings, Inc. 9.750%, 6/30/19	300	293
MPH Acquisition Holdings LLC 5.000%, 6/7/23	812	827
MSO of Puerto Rico, Inc. 9.750%, 6/30/19	218	213
National Mentor Holdings, Inc. Tranche B, 4.250%, 1/31/21	1,054	1,062
National Surgical Hospitals First Lien, 4.500%, 6/1/22	1,072	1,076
NVA Holdings, Inc.
Tranche B-1, First Lien, 5.500%, 8/14/21	478	480
Second Lien, 8.000%, 8/14/22	1,079	1,083
Ortho-Clinical Diagnostics Holdings S.a.r.l. 4.750%, 6/30/21	3,154	3,137
Quintiles IMS Inc. Tranche B, 3.500%, 3/17/21	4,223	4,260
Quorum Health Corp. 6.750%, 4/29/22	1,494	1,469

See Notes to Schedules of Investments

4

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Select Medical Corp. Tranche B-F 6.875%, 3/3/21	$1,681	$1,711
Sterigenics-Nordion 4.250%, 5/16/22	1,072	1,080
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	1,442	1,457
Surgical Care Affiliates, Inc. 3.750%, 3/17/22	1,256	1,268
Team Health, Inc. Tranche B, 3.770%, 11/23/22	1,940	1,946
U.S. Renal Care, Inc. First Lien, 5.250%, 12/30/22	3,243	3,053
Valeant Pharmaceuticals International, Inc.
Series D-2, Tranche B, 5.000%, 2/13/19	2,077	2,079
Series C-2, Tranche B, 5.250%, 12/11/19	2	2
Series E-1, Tranche B, 5.250%, 8/5/20	3,834	3,831
Series F-1, Tranche B, 5.500%, 4/1/22	2,377	2,382

		78,238

Industrials—13.5%
84 Lumber Co. 6.750%, 10/25/23	2,000	2,010
Accudyne Industries Borrower S.C.A. (Accudyne Industries LLC) (Silver II US Holdings LLC) 4.000%, 12/13/19	3,070	2,911
Advanced Disposal Services, Inc. 3.500%, 11/10/23	626	632
Air Canada 3.614%, 10/6/23	633	638
American Airlines, Inc.
3.256%, 6/27/20	4,286	4,315
Tranche B, 3.261%, 4/28/23	1,210	1,218
Brickman Group Ltd. LLC (The)
First Lien, 4.000%, 12/18/20	3,772	3,788
Second Lien, 7.500%, 12/17/21	1,971	1,987
Casella Waste Systems, Inc. 4.000%, 10/17/23	1,195	1,208
Coinstar LLC Tranche B, First Lien 6.125%, 9/27/23	811	824
Filtration Group Corp.
Second Lien, 0.000%, 11/21/20(6)	950	955
First Lien, 4.250%, 11/23/20	1,823	1,840
Fort Dearborn Holding Co., Inc. First Lien, 5.875%, 10/19/23	847	860
Gardner Denver, Inc. 4.409%, 7/30/20	3,061	3,036
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	751	754
Tranche B-4, 6.993%, 8/4/19	637	639
Tranche B-5, 7.000%, 12/31/19	371	374
HD Supply, Inc.

	PAR VALUE	VALUE
Industrials—(continued)
Tranche B-1, 3.588%, 8/13/21	$2,934	$2,954
3.630%, 10/17/23	667	673
Headwaters, Inc. Tranche B-1, 4.000%, 3/24/22	3,051	3,073
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	3,696	3,723
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	1,778	1,783
MRC Global (U.S.), Inc. (f/k/a McJunkin Red Man Corp.) 5.000%, 11/8/19	2,446	2,466
Navistar, Inc. Tranche B, 6.500%, 8/7/20	1,306	1,325
NN, Inc. Tranche B, 5.000%, 10/19/22	1,439	1,452
PAE Holding Corp. First Lien, 6.500%, 10/20/22	834	842
Prime Security Services 4.250%, 5/2/22	1,668	1,696
Quikrete International, Inc. First Lien, 4.000%, 11/15/23(6)	3,626	3,668
Rexnord LLC Tranche B, 3.750%, 8/21/23	2,354	2,367
Science Applications International Corp. Tranche B, 3.438%, 5/4/22	1,501	1,516
Sedgwick Claims Management Services, Inc.
First Lien, 3.750%, 3/1/21	3,462	3,477
Second Lien, 6.750%, 2/28/22	1,725	1,727
Siteone Supply Holding LLC 5.500%, 4/29/22	1,356	1,370
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	2,251	2,248
TransDigm, Inc.
Tranche D, 3.884%, 6/4/21	1,616	1,630
Tranche F, 3.770%, 6/9/23	6,029	6,099
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	1,145	1,156
Waste Industries USA, Inc. Tranche B, 3.520%, 2/27/20	2,158	2,173
WEX, Inc. 4.270%, 6/30/23	2,023	2,056
Zodiac Pool Solutions LLC First Lien, 5.500%, 12/20/23	830	838

		78,301

Information Technology—10.8%
Abacus Innovations Corp. (Leidos, Inc.) Tranche B, 3.520%, 8/16/23	1,410	1,426
Allflex Holdings III, Inc. First Lien, 4.250%, 7/17/20	1,548	1,557
Alorica, Inc. Tranche B, 5.520%, 6/30/22	395	400
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	1,145	1,160

See Notes to Schedules of Investments

5

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Avago Technologies Cayman Finance Ltd. 3.704%, 2/1/23	$3,955	$4,018
Avaya, Inc. Tranche B-7, 0.000%, 5/29/20(6)	1,940	1,693
Blackboard, Inc. Tranche B-4 First Lien, 6.000%, 6/30/21	5,716	5,770
BMC Software, Inc. 5.000%, 9/10/20	2,997	3,000
CCC Information Services 4.000%, 12/20/19	2,245	2,252
CDW LLC 3.000%, 8/17/23	5,398	5,437
Cypress Semiconductor Corp. 6.500%, 7/5/21	1,778	1,822
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	545	552
First Data Corp.
Tranche 2021-C, 3.756%, 3/24/21	5,673	5,746
Tranche 2022-C, 3.756%, 7/8/22	1,552	1,571
Infor (U.S.), Inc.
Tranche B-3, 3.750%, 6/3/20	1,415	1,418
Tranche B-5, 3.750%, 6/3/20	3,403	3,413
Information Resources, Inc. (Symphonyiri Group, Inc.) 0.000%, 12/20/23(6)	275	277
Masergy Communications, Inc. Tranche B, First Lien, 5.500%, 12/15/23	635	640
Mitchell International, Inc.
4.500%, 10/13/20	3,287	3,297
Second Lien, 8.500%, 10/11/21	1,291	1,284
MKS Instruments, Inc. Tranche B-2, 3.520%, 5/1/23	488	495
NXP B.V. (NXP Funding LLC) Tranche F, 3.270%, 12/7/20	804	809
On Semiconductor 4.020%, 3/31/23	1,255	1,273
Presidio LLC (Presidio, Inc.) Refinancing, 5.250%, 2/2/22	1,353	1,370
Rackspace Hosting, Inc. Tranche B, First Lien, 4.500%, 11/3/23	1,971	2,000
Radiate Holdco LLC 0.000%, 12/9/23(6)	1,579	1,592
Sophia, LP 4.750%, 9/30/22	2,530	2,557
SS&C European Holdings S.a.r.l.
Tranche A-1, 3.520%, 7/8/20	176	177
Tranche A-2, 3.520%, 7/8/20	274	274
Tranche B-1, 4.010%, 7/8/22	1,035	1,050
Tranche B-2, 4.010%, 7/8/22	106	107
Veritas US, Inc. Tranche B-1, 6.625%, 1/27/23	1,865	1,730

	PAR VALUE	VALUE
Information Technology—(continued)
Western Digital Corp. Tranche B-1, 4.520%, 4/29/23	$2,285	$2,325

		62,492

Materials—9.9%
American Builders & Contractors Supply Co., Inc. 3.520%, 10/31/23	4,543	4,593
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	1,008	1,018
Second Lien, 8.750%, 12/7/24	1,358	1,389
Ardagh Packaging Finance plc 4.000%, 12/17/21	852	863
Berlin Packaging, Inc. S.a.r.l. First Lien, 4.500%, 10/1/21	1,872	1,891
Berry Plastics Corp.
Tranche D, 3.500%, 2/8/20	4,474	4,515
Tranche G, 3.500%, 1/6/21	1,843	1,858
Tranche H, 3.750%, 10/1/22	631	638
CPG International, Inc. 4.750%, 9/30/20	1,738	1,754
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	3,252	2,976
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	2,537	2,547
Huntsman International LLC Tranche B, 3.873%, 4/1/23	4,349	4,401
Ineos U.S .Finance LLC 3.750%, 12/15/20	6,853	6,897
Kraton Polymers 6.000%, 1/6/22	1,800	1,824
MacDermid, Inc. (Platform Specialty Products Corp.) Tranche B-5, 4.500%, 6/7/20	1,045	1,058
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	2,836	2,891
PolyOne Corp. Tranche B-1, 3.500%, 11/11/22	399	404
PQ Corp. Tranche B-1, 5.250%, 11/4/22	618	627
Royal Holdings, Inc. First Lien, 4.500%, 6/20/22	2,107	2,127
Solenis International LP First Lien, 4.250%, 7/31/21	2,291	2,301
Summit Materials 4.000%, 7/18/22	3,501	3,538
TricorBraun, Inc.
First Lien, 1.875%, 11/30/23	181	183
First Lien, 4.750%, 11/30/23	1,808	1,831
Univar, Inc. 4.250%, 7/1/22	2,841	2,872
W.R. Grace & Co. 2.881%, 2/3/21	2,038	2,057

		57,053

See Notes to Schedules of Investments

6

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—2.1%
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	$1,083	$1,096
Second Lien, 6.000%, 4/30/20	1,828	1,857
Communications Sales& Leasing, Inc. 4.500%, 10/24/22	1,464	1,487
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Ltd.) First Lien, 4.250%, 11/4/21	2,955	2,975
ESH Hospitality, Inc. 3.770%, 8/30/23	797	808
Realogy Group LLC 3.770%, 7/20/22	3,552	3,581

		11,804

Telecommunication Services—4.7%
Coral-US Co.-Borrower LLC TrancheB-1, 5.588%, 1/3/23	3,184	3,231
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	1,778	1,774
Level 3 Financing, Inc.
Tranche B-III, 2019 4.000%, 8/1/19	2,575	2,614
Tranche B, 2020 4.000%, 1/15/20	3,388	3,439
Tranche B-II, 2022 3.500%, 5/31/22	2,343	2,375
SBA Senior Finance II LLC Tranche B-1, 3.270%, 3/24/21	3,691	3,716
Securus Technologies Holdings, Inc.
First Lien, 4.750%, 4/30/20	1,478	1,472
First Lien, 5.250%, 4/30/20	757	755
UPC Financing Partnership 4.080%, 8/31/24	3,189	3,228
Virgin Media Bristol LLC 0.000%, 1/31/25(6)	2,310	2,324
West Corp. Tranche B-12, 3.250%, 6/17/23	1,143	1,147
XO Communications LLC 4.250%, 3/20/21	1,251	1,257

		27,332

Utilities—4.1%
APLP Holdings LP 6.000%, 4/13/23	1,796	1,824
Calpine Construction Finance Co., LP
Tranche B-1, 3.020%, 5/3/20	4,637	4,640
Tranche B-2, 3.270%, 1/31/22	3,769	3,776
Dayton Power And Light Co. 4.010%, 8/24/22	276	280
Dynegy Finance IV, Inc. 5.000%, 6/27/23	3,857	3,913
NRG Energy, Inc. 3.520%, 6/30/23	6,123	6,194
Talen Energy Supply LLC 6.000%, 12/6/23	1,054	1,072
Vistra Operations Company LLC (TEX Operations Co., LLC)
5.000%, 8/4/23	1,365	1,384
Tranche C, 5.000%, 8/4/23	312	317

	PAR VALUE		VALUE
Utilities—(continued)
4.000%, 12/14/23	$394		$400

			23,800

TOTAL LOAN AGREEMENTS (Identified Cost $565,684)			565,693

	SHARES
COMMON STOCKS—0.4%
Energy—0.0%
Sabine Oil & Gas LLC(7)	714		34

Utilities—0.4%
Vistra Energy Corp.	152,810		2,369

TOTAL COMMON STOCKS (Identified Cost $2,441)			2,403

AFFILIATED MUTUAL FUND—1.0%
Virtus Credit Opportunities Fund Class R6(9)	610,288		6,048

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $6,100)			6,048

	SHARES
RIGHTS—0.0%
Texas Competitive TRA	153		252

TOTAL RIGHTS (Identified Cost $130)			252

WARRANTS—0.0%
Sabine Oil & Gas LLC(7)	2		16
Sabine Oil & Gas LLC(7)	—	(11)	2

TOTAL WARRANTS (Identified Cost $18)			18

TOTAL LONG TERM INVESTMENTS—104.8% (Identified Cost $606,226)			606,533	(8)

See Notes to Schedules of Investments

7

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—104.8% (Identified Cost $606,226)	$606,533	(1)
Other assets and liabilities, net—(4.8)%	(27,885)

NET ASSETS—100.0%	$578,648

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $18,960 or 3.3% of net assets.

(4)	100% of the income received was in cash.
(5)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(6)	This loan will settle after December 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(7)	Illiquid security.
(8)	All or a portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements and leverage.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(10)	Represents the unfunded portion of security and commitment fee earned on this portion.
(11)	Amount is less than 500.

See Notes to Schedules of Investments

8

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Canada	2
Luxembourg	2
Cayman Islands	1
Australia	1

Total	100%

†	% of total investments as of December 31, 2016

See Notes to Schedules of Investments

9

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$30,967	$—	$29,258	$1,709
Loan Agreements	565,693	—	561,572	4,121
Mortgage-Backed Securities	1,152	—	1,152	—
Equity Securities:
Affiliated Mutual Fund	6,048	6,048	—	—
Common Stocks	2,403	2,369	—	34
Rights	252	—	—	252
Warrants	18	—	—	18

Total Investments	$606,533	$8,417	$591,982	$6,134

There were no transfers between Level 1 and Level 2 related to securities held as of December 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs w ere used to determine fair value.

		Corporate Bonds	Loan Agreements
Investments in Securities	Total			Common Stock	Rights	Warrants
Balance as of September 30, 2016:	$1,846	$1,736	$110	$—	$—	$—
Accrued discount/(premium)	1	1	—	—	—	—
Realized gain (loss)	(1,239)	—	(1,239)	—	—	—
Change in unrealized appreciation (depreciation)	1,311	(1)	1,189	—	123	—
Purchases	670	229	260	34	129	18
Sales(b)	(309)	(256)	(53)	—	—	—
Transfers into Level 3(a)	3,854	—	3,854	—	—	—
Transfers from Level 3(a)	—	—	—	—	—	—

Balance as of December 31, 2016	$6,134	$1,709	$4,121	$34	$252	$18

(a)

“Transfers into and/or from” represent the ending value as of December 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period. The transfers into Level 3 are due to a decrease in trading activities at period end.

(b)	Includes paydowns on securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

None of the securities in this table are internally fair valued.

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—95.0%
Alabama—0.9%
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	$500	$516
5.000%, 12/1/25	1,000	1,094

		1,610

Arizona—4.8%
Arizona Board of Regents, Arizona State University System Revenue
5.000%, 7/1/36	1,000	1,135
5.000%, 7/1/37	360	408
Arizona Department of Transportation, State Highway Fund Revenue 5.000%, 7/1/36	500	577
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	665
Maricopa County Industrial Development Authority, Banner Health Revenue 4.000%, 1/1/34	1,000	1,018
Mesa, City of, Excise Tax Revenue 5.000%, 7/1/27	500	510
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,279
5.000%, 8/1/25	2,290	2,625

		8,217

Arkansas—0.3%
University of Arkansas, Facility Revenue 5.000%, 11/1/33	505	585

California—5.8%
California Health Facilities Financing Authority, Sutter Health Revenue, 5.000%, 11/15/30	600	688
California Municipal Finance Authority,
Bowles Hall Foundation Revenue, 4.000%, 6/1/21	100	104
Bowles Hall Foundation Revenue, 4.500%, 6/1/23	225	240

	PAR VALUE	VALUE
California—(continued)
Bowles Hall Foundation Revenue, 4.500%, 6/1/24	$150	$160
Community Medical Centers Revenue 5.000%, 2/1/27	400	451
California State Health Facilities Financing Authority, Providence St Joseph Health Revenue 4.000%, 10/1/36	275	277
California Statewide Communities Development Authority, The Culinary Institute of America Revenue 5.000%, 7/1/28	200	219
California, State of, General Obligation,
5.000%, 10/1/23	150	150
5.000%, 2/1/24	1,500	1,731
California, State of, Public Works Board, Judicial Council Projects Revenue, 5.000%, 3/1/27	500	568
Garden Grove Agency Community Development Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/30	1,000	1,153
Oakland Unified School District, General Obligation,
5.000%, 8/1/29	1,000	1,174
5.000%, 8/1/30	500	584
San Diego Public Facilities Financing Authority Sewer Revenue, 5.000%, 5/15/32	2,000	2,346
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured), 5.000%, 9/1/25	175	203

		10,048

Colorado—6.3%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	698
Denver Convention Center Hotel Authority Revenue 5.000%, 12/1/27	400	444
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	371
(NATL Insured), 0.000%, 9/1/29	665	343
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,521
6.250%, 11/15/28	2,250	2,767
University of Colorado, Enterprise Revenue

See Notes to Schedules of Investments

1

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Colorado—(continued)
5.000%, 6/1/19	$625	$677
(Pre-refunded 6/1/19 @100) 5.625%, 6/1/22	1,650	1,813
(Pre-refunded 6/1/21 @100) 5.000%, 6/1/24	1,000	1,136

		10,770

Connecticut—1.0%
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,716

District of Columbia—3.0%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,120

Florida—7.5%
Brevard County Health Facilities Authority, Health First Revenue,
5.000%, 4/1/21	115	128
(Pre-refunded 4/1/19 @100) 7.000%, 4/1/39	1,050	1,178
Broward County School District, Certificates of Participation 5.000%, 7/1/32	300	340
Central Florida Expressway Authority, Senior Lien Toll Revenue 4.000%, 7/1/30	200	210
Lee County Transportation Facilities Revenue (AGM Insured) 5.000%, 10/1/19	400	436
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	334
Miami Beach, City of, Stormwater Revenue, 5.250%, 9/1/23	1,265	1,441
Miami-Dade County Aviation Revenue, 5.000%, 10/1/24	2,425	2,754
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	226
Miami-Dade County Expressway Authority, Toll Revenue 5.000%, 7/1/33	400	455
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,890
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,233
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	831

	PAR VALUE	VALUE
Florida—(continued)
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare 5.000%, 12/1/36	$480	$505

		12,961

Georgia—3.2%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/19/19 @100) 5.625%, 1/1/28	1,500	1,626
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	754
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	2,750	3,151

		5,531

Idaho—0.9%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,620

Illinois—8.3%
Chicago O’Hare International Airport,
Customer Facilities Charge Revenue, Senior Lien, 5.000%, 1/1/21	1,250	1,364
General Revenue, Senior Lien, 5.250%, 1/1/29	100	118
Passenger Facilities Charge Revenue, 5.000%, 1/1/20	750	816
Chicago, City of,
Sales Tax Revenue, 5.000%, 1/1/21	750	810
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	555
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	551
Illinois Finance Authority,
KishHealth System Revenue (Escrowed to Maturity), 4.750%, 10/1/18	700	740
Rush University Medical Center Revenue 5.000%, 11/15/21	250	283
Rush University Medical Center Revenue (Pre-refunded 11/1/18 @100) 7.250%, 11/1/38	1,220	1,350
Illinois State Toll Highway Authority, Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	1,000	1,131
Illinois, State of, General Obligation,

See Notes to Schedules of Investments

2

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Illinois—(continued)
5.000%, 4/1/22	$815	$843
5.000%, 2/1/26	1,490	1,512
5.000%, 2/1/27	1,250	1,256
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured), 0.000%, 6/15/26	1,000	677
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,690
5.125%, 4/1/36	500	537

		14,233

Indiana—2.1%
Indiana Finance Authority, Indiana University Health Center Revenue, 5.000%, 12/1/22	800	920
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	2,500	2,697

		3,617

Iowa—1.5%
Iowa, State of, Prison Infrastructure Funding Revenue (Pre-refunded 6/15/20 @100), 5.000%, 6/15/27	2,250	2,497

Louisiana—0.7%
New Orleans Sewerage Service Revenue,
5.000%, 6/1/19	500	537
5.000%, 6/1/20	550	603

		1,140

Maine—1.5%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,107
5.000%, 7/1/29	580	632
5.000%, 7/1/30	770	837

		2,576

Maryland—3.4%
Baltimore Convention Center, Hotel Revenue Senior Lien (XLCA Insured),
5.250%, 9/1/22	400	401
5.250%, 9/1/23	1,500	1,503
Maryland Economic Development Corp., Exelon Generation Co. Revenue, 2.550%, 12/1/25(2)	500	496

	PAR VALUE	VALUE
Maryland—(continued)
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue (Pre-refunded 7/1/19 @100), 6.750%, 7/1/29	$2,015	$2,274
Anne Arundel Health System Revenue, 5.000%, 7/1/32	250	266
Medstar Health, Inc. Revenue, 5.000%, 8/15/26	800	922

		5,862

Massachusetts—0.7%
Massachusetts Bay Transportation Authority, Assessment Revenue, 5.000%, 7/1/22	1,000	1,157

Michigan—1.6%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,406
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	583
4.000%, 10/15/36	500	511
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	215

		2,715

New Jersey—4.2%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,054
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured), 5.000%, 6/15/22	3,000	3,326
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,915	1,994
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue 5.000%, 6/1/41	1,000	869

		7,243

New York—11.9%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	619
Metropolitan Transportation Authority, Transportation Revenue 6.250%, 11/15/23	605	659

See Notes to Schedules of Investments

3

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York—(continued)
(Pre-refunded 11/15/18 @100) 6.250%, 11/15/23	$25	$27
(Pre-refunded 11/15/18 @100) 6.250%, 11/15/23	2,510	2,741
New York City General Obligation,
6.250%, 10/15/28	40	43
(Pre-refunded 10/15/18 @100) 6.250%, 10/15/28	960	1,044
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue
(AGC Insured), 6.125%, 1/1/29	500	541
(AMBAC Insured), 5.000%, 1/1/20	900	902
(AMBAC Insured), 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer System Revenue,
5.750%, 6/15/40	3,530	3,730
(Pre-refunded 6/15/18 @100) 5.500%, 6/15/21	500	531
(Pre-refunded 6/15/18 @100) 5.500%, 6/15/22	1,000	1,063
(Pre-refunded 6/15/18 @100) 5.625%, 6/15/24	1,050	1,118
(Pre-refunded 6/15/18 @100) 5.750%, 6/15/40	1,060	1,129
New York City Transitional Finance Authority, Subordinate Future Tax Secured Revenue 5.000%, 5/1/35	3,165	3,629
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	169
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(4)	300	328
New York Transportation Development Corp., Transportation Development Revenue, 5.000%, 8/1/26	250	258
Triborough Bridge & Tunnel Authority, Toll Revenue Subordinate Lien, 5.000%, 11/15/23	750	873
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	593

		20,468

North Dakota—0.8%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,353

	PAR VALUE	VALUE
Ohio—2.6%
New Albany Community Authority, Community Facilities Revenue 5.000%, 10/1/24	$1,250	$1,422
Ohio State Juvenile Correction Facilities Project, Lease Revenue,
5.000%, 10/1/20	465	519
5.000%, 10/1/21	1,080	1,226
5.000%, 10/1/22	1,135	1,308

		4,475

Oklahoma—0.8%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, 5.000%, 1/1/29	1,250	1,384

Oregon—0.9%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	274
Oregon, State of, General Obligation 5.000%, 5/1/33	1,095	1,288

		1,562

Pennsylvania—4.0%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	277
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
5.250%, 12/1/31	2,000	2,251
6.000%, 12/1/34	1,235	1,410
0.000%, 12/1/38	2,000	2,348
(Pre-refunded 12/1/20 @ 100) 6.000%, 12/1/34	250	290
(Pre-refunded 12/1/20 @ 100) 6.000%, 12/1/34	265	307

		6,883

South Carolina—0.8%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,167
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	292

		1,459

See Notes to Schedules of Investments

4

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Tennessee—1.2%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	$1,000	$1,105
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	655	652
2.300%, 1/1/21	380	378

		2,135

Texas—9.4%
Forney Independent School District, General Obligation (PSF Guaranteed) (Pre-refunded 8/15/18 @100) 5.750%, 8/15/33	750	804
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System (Pre-refunded 12/1/18 @100) 7.250%, 12/1/35	2,525	2,802
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,169
La Joya Independent School District, General Obligation (PSF Guaranteed), 5.000%, 2/15/20	1,000	1,100
North Texas Tollway Authority, Senior Lien Toll Revenue, 5.000%, 1/1/30	400	462
Southmost Regional Water Authority, Desalination Plant Project Revenue
(AGM Insured), 5.000%, 9/1/25	1,015	1,148
(AGM Insured), 5.000%, 9/1/23	1,085	1,230
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior. Lien, 6.250%, 12/15/26	1,580	1,851
Corp. II, 1.326%, 9/15/27(2)	3,000	2,787
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue (BAM Insured), 5.000%, 8/1/24	1,340	1,555
Ysleta Independent School District, General Obligation (PSF Guaranteed), 4.000%, 8/15/25	1,140	1,241

		16,149

Utah—0.2%
Utah Transit Authority, Sales Tax Revenue, 5.000%, 6/15/25	250	296

	PAR VALUE	VALUE
Vermont—0.3%
Burlington, City of, Airport Revenue (AGM Insured), 5.000%, 7/1/24	$200	$222
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue 5.000%, 12/1/35	300	329

		551

Virginia—1.3%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,468
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(4)	200	209
5.000%, 7/1/21(4)	400	420
5.000%, 7/1/22(4)	195	205

		2,302

Washington—2.0%
King County Sewer Revenue 5.000%, 7/1/36	1,630	1,869
Washington, State of, General Obligation 5.000%, 7/1/25	1,375	1,649

		3,518

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	454

Wisconsin—0.8%
Public Finance Authority, Renown Regional Medical Center Revenue 5.000%, 6/1/33	1,000	1,094
Public Finance Authority, Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	239

		1,333

TOTAL MUNICIPAL BONDS (Identified Cost $158,622)		163,540

TOTAL LONG TERM INVESTMENTS—95.0% (Identified Cost $158,622)		163,540

See Notes to Schedules of Investments

5

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—2.1%
Money Market Mutual Fund—2.1%
BlackRock Liquidity Funds MuniCash Portfolio - Institutional Shares (seven-day effective yield 0.548%)(5)	3,553,098	$3,553

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,553)		3,553

TOTAL INVESTMENTS—97.1% (Identified Cost $162,175)		167,093	(1)
Other assets and liabilities, net—2.9%		5,008

NET ASSETS—100.0%		$172,101

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2016.
(3)

At December 31, 2016, 21.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to a value of $1,162 or 0.7% of net assets.

(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$163,540	$—	$163,540
Equity Securities:
Short-Term Investment	3,553	3,553	—

Total Investments	$167,093	$3,553	$163,540

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%
Consumer Discretionary—34.3%
Amazon.com, Inc.(2)	549	$412
AMC Networks, Inc. Class A(2)	7,980	418
American Eagle Outfitters, Inc.	27,837	422
AutoNation, Inc.(2)	8,590	418
Buckle, Inc. (The)	18,977	433
Cabela’s, Inc.(2)	6,723	394
Carnival Corp.	8,025	418
CBS Corp. Class B	6,519	415
Choice Hotels International, Inc.	7,490	420
Columbia Sportswear Co.	7,442	434
Comcast Corp. Class A	5,924	409
Dick’s Sporting Goods, Inc.	7,949	422
Dillard’s, Inc. Class A	6,825	428
Discovery Communications, Inc. Class C(2)	15,346	411
DISH Network Corp. Class A(2)	7,118	412
DSW, Inc. Class A	18,141	411
Expedia, Inc.	3,676	416
Federal-Mogul Corp.(2)	40,153	414
Fossil Group, Inc.(2)	16,047	415
Gap, Inc. (The)	18,700	420
Garmin Ltd.	8,338	404
Horton (D.R.), Inc.	15,141	414
Hyatt Hotels Corp. Class A(2)	7,454	412
International Speedway Corp. Class A	11,088	408
L Brands, Inc.	6,306	415
Lands’ End, Inc.(2)(3)	24,633	373
Las Vegas Sands Corp.	7,750	414
Lennar Corp. Class A	9,790	420
Liberty Braves Group Class C(2)	20,443	421
Liberty Broadband Corp. Class C(2)	5,615	416
Liberty Expedia Holdings, Inc. Class A(2)	10,431	414
Liberty Global plc Class C(2)	14,087	418
Liberty Global plc Class C(2)	19,460	412
Liberty Interactive Corp. Class A(2)	21,021	420
Liberty Media Series Class C(2)	13,491	423
Liberty Sirius XM Group Class C(2)	12,167	413
Liberty Tripadvisor Holdings, Class A(2)	27,747	418
Liberty Ventures Series A(2)	11,093	409
Lions Gate Entertainment Corp. Class B(2)(3)	16,375	402
Madison Square Garden Co. (The) Class A(2)	2,416	414
Marriott International, Inc. Class A	5,022	415

	SHARES	VALUE
Consumer Discretionary—(continued)
Marriott Vacations Worldwide Corp.	4,963	$421
Mohawk Industries, Inc.(2)	2,070	413
MSG Networks, Inc. Class A(2)	19,518	420
News Corp. Class A	35,784	410
NIKE, Inc. Class B	8,058	410
Nordstrom, Inc.(3)	8,707	417
Papa John’s International, Inc.	4,817	412
Penn National Gaming, Inc.(2)	29,293	404
Penske Automotive Group, Inc.	8,079	419
Ralph Lauren Corp.	4,631	418
Restaurant Brands International, Inc.	8,783	419
Sears Holdings Corp.(2)(3)	44,688	415
Sears Hometown and Outlet Stores, Inc.(2)	84,087	395
Starbucks Corp.	7,366	409
Tesla Motors, Inc.(2)(3)	2,015	430
Tronc, Inc.	30,727	426
Twenty-First Century Fox, Inc. Class A	14,773	414
Under Armour, Inc. Class C(2)	16,505	415
Urban Outfitters, Inc.(2)	14,707	419
Viacom, Inc. Class B	11,955	420
Weight Watchers International, Inc.(2)(3)	37,932	434
Wendy’s Co. (The)	30,512	412
Wynn Resorts Ltd.	4,761	412

		26,561

Consumer Staples—5.4%
Boston Beer Co., Inc. (The) Class A(2)	2,524	429
Brown-Forman Corp. Class B	9,368	421
Estee Lauder Cos., Inc. (The) Class A	5,336	408
HRG Group, Inc.(2)	27,353	426
Kraft Heinz Co. (The)	4,811	420
Lancaster Colony Corp.	3,003	425
Monster Beverage Corp.(2)	9,272	411
Nomad Foods Ltd.(2)	44,723	428
PriceSmart, Inc.	4,960	414
Tootsie Roll Industries, Inc.	10,346	411

		4,193

Energy—6.4%
Cheniere Energy, Inc.(2)	10,186	422
Chesapeake Energy Corp.(2)	57,284	402
Clayton Williams Energy, Inc.(2)(3)	3,534	422
Continental Resources, Inc.(2)	7,994	412

See Notes to Schedules of Investments

1

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
CVR Energy, Inc.(3)	17,727	$450
Exterran Corp.(2)	17,402	416
Hess Corp.	6,604	411
Par Pacific Holdings, Inc.(2)(3)	28,030	408
RPC, Inc.(3)	20,754	411
Transocean Ltd.(2)	28,499	420
W&T Offshore, Inc.(2)(3)	143,912	399
Western Refining, Inc.	10,762	407

		4,980

Financials—14.5%
Altisource Portfolio Solutions SA(2)(3)	15,868	422
American Financial Group, Inc.	4,805	423
AmTrust Financial Services, Inc.	15,273	418
Berkley (W.R.) Corp.	6,312	420
Berkshire Hathaway, Inc. Class B(2)	2,529	412
BOK Financial Corp.	5,010	416
Brown & Brown, Inc.	9,397	422
Charles Schwab Corp. (The)	10,564	417
Cohen & Steers, Inc.	12,298	413
Colony Capital, Inc. Class A	20,746	420
Credit Acceptance Corp.(2)(3)	1,956	426
Erie Indemnity Co. Class A	3,718	418
First Citizens BancShares, Inc. Class A	1,156	410
Franklin Resources, Inc.	10,420	413
Gaming and Leisure Properties, Inc.	13,807	423
Greenlight Capital RE Ltd. Class A(2)	17,539	400
Hilltop Holdings, Inc.	14,164	422
Leucadia National Corp.	17,895	416
Loews Corp.	8,811	413
Mercury General Corp.	6,977	420
Morningstar, Inc.	5,661	416
National General Holdings Corp.	16,820	420
Ocwen Financial Corp.(2)(3)	76,674	413
PJT Partners, Inc. Class A	13,745	425
Raymond James Financial, Inc.	5,887	408
Third Point Reinsurance Ltd.(2)	34,908	403
WisdomTree Investments, Inc.(3)	36,550	407

		11,236

Health Care—3.6%
Akorn, Inc.(2)	19,927	435
Bruker Corp.	19,630	416
Cerner Corp.(2)	8,797	417

	SHARES	VALUE
Health Care—(continued)
Danaher Corp.	5,366	$417
Halozyme Therapeutics, Inc.(2)	41,166	407
Intrexon Corp.(2)(3)	16,416	399
OPKO Health, Inc.(2)(3)	36,299	337

		2,828

Industrials—11.3%
Air Lease Corp.	11,944	410
American Railcar Industries, Inc.(3)	9,002	408
Cintas Corp.	3,499	404
Colfax Corp.(2)	11,564	415
Covanta Holding Corp.	27,022	422
FedEx Corp.	2,204	410
Fortive Corp.	7,778	417
Heartland Express, Inc.	20,249	412
Herc Holdings, Inc.(2)	10,324	415
Hertz Global Holdings, Inc.(2)	19,186	414
Manitowoc Co., Inc. (The)(2)	67,912	406
Manitowoc Foodservice, Inc.(2)	23,337	451
MasTec, Inc.(2)	10,732	411
MSC Industrial Direct Co., Inc. Class A	4,477	414
Navistar International Corp.(2)	13,591	426
Rollins, Inc.	12,604	426
Seaspan Corp.	47,207	431
Timken Co. (The)	10,365	411
W.W. Grainger, Inc.	1,768	411
Werner Enterprises, Inc.	15,307	413
XPO Logistics, Inc.(2)	9,589	414

		8,741

Information Technology—11.8%
Alphabet, Inc. Class C(2)	531	410
Amkor Technology, Inc.(2)	38,336	404
Anixter International, Inc.(2)	5,159	418
CommerceHub, Inc. Series C(2)	28,012	421
eBay, Inc.(2)	14,234	423
EchoStar Corp. Class A(2)	8,073	415
Facebook, Inc. Class A(2)	3,579	412
IAC/InterActiveCorp(2)	6,360	412
Intuit, Inc.	3,599	412
Marvell Technology Group Ltd.	29,430	408
National Instruments Corp.	13,773	425
Oracle Corp.	10,791	415
Paychex, Inc.	6,841	416

See Notes to Schedules of Investments

2

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
PayPal Holdings, Inc.(2)	10,587	$418
Pegasystems, Inc.	11,622	418
RealPage, Inc.(2)	13,853	416
salesforce.com, Inc.(2)	6,017	412
SS&C Technologies Holdings, Inc.	14,545	416
Syntel, Inc.	21,280	421
TeleTech Holdings, Inc.	13,671	417
Xerox Corp.	46,679	408
Yahoo!, Inc.(2)	10,923	422

		9,139

Materials—5.5%
Freeport-McMoRan, Inc.(2)	30,470	402
Huntsman Corp.	21,606	412
LyondellBasell Industries N.V. Class A	4,807	412
NewMarket Corp.	990	420
Novagold Resources, Inc.(2)(3)	107,911	492
Platform Specialty Products Corp.(2)	44,009	432
Scotts Miracle-Gro Co. (The) Class A	4,389	419
Silgan Holdings, Inc.	8,260	423
Timkensteel Corp.(2)	25,838	400
Westlake Chemical Corp.	7,407	415

		4,227

Real Estate—6.6%
American Homes 4 Rent Class A	20,639	433
Boston Properties, Inc.	3,375	424
Equity Lifestyle Properties, Inc.	5,980	431
Equity Residential	6,677	430
Host Hotels & Resorts, Inc.	22,392	422
Howard Hughes Corp. (The)(2)	3,682	420
Marcus & Millichap, Inc.(2)	15,283	408
Seritage Growth Properties Class A	9,276	396
Simon Property Group, Inc.	2,384	424
Taubman Centers, Inc.	5,798	429
Urban Edge Properties	15,760	433
Vornado Realty Trust	4,078	426

		5,076

TOTAL COMMON STOCKS (Identified Cost $63,215)		76,981

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $63,215)		76,981

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—10.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The)-Institutional Shares (seven-day effective yield 0.670%)(4)(5)	7,890,333	$7,890

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $7,890)		7,890

TOTAL INVESTMENTS—109.6% (Identified Cost $71,105)		84,871	(1)
Other assets and liabilities, net—(9.6)%		(7,403)

NET ASSETS—100.0%		$77,468

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$76,981	$76,981
Securities Lending Collateral	7,890	7,890

Total Investments	$84,871	$84,871

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2016.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Opportunities Trust (the “Trust”), a trust consisting of 31 Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of non-U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities held in the portfolio,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

back to U.S. dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non-U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts:

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

C. SECURITIES LENDING

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2016, the following Funds had securities on loan:

Fund	Market value	Collateral
Emerging Markets Opportunities Fund	$12,196	$12,325
International Small-Cap Fund	301	318
International Wealth Masters Fund	79	83
Wealth Masters Fund	7,574	7,890

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

D. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

The following Funds held securities considered to be illiquid at December 31, 2016:

	Fund Aggregate Value ($ reported in thousands)	% of Fund’s net assets
Bond Fund	$236	0.3%
Global Real Estate Securities Fund	1	0.0
High Yield Fund	101	0.1
International Real Estate Fund	38	0.1
International Small Cap Fund	1,543	2.6
Multi-Sector Intermediate Bond Fund	864	0.3
Multi-Sector Short Term Bond Fund	24	0.0
Senior Floating Rate Fund	3,732	0.6

At December 31, 2016, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternatives Diversifier Fund	$73,978	$3,337	$(22,601)	$(19,264)
Bond Fund	71,580	1,269	(1,317)	(48)
CA Tax-Exempt Bond	24,035	943	(386)	557
Emerging Markets Debt Fund	31,855	677	(1,791)	(1,114)
Emerging Markets Equity Income Fund	24,859	1,615	(1,034)	581
Emerging Markets Opportunities Fund	6,514,503	452,221	(525,324)	(73,103)
Emerging Markets Small-Cap Fund	5,360	165	(314)	(149)
Equity Trend Fund	679,516	73,593	(8,971)	64,622
Essential Resources Fund	4,805	119	(288)	(169)
Foreign Opportunities Fund	961,041	316,113	(42,405)	273,708
Global Equity Fund	17,128	1,285	(259)	1,026
Global Infrastructure Fund	103,450	8,488	(5,396)	3,092
Global Opportunities Fund	137,614	38,274	(3,295)	34,979
Global Real Estate Securities Fund	172,028	9,785	(4,944)	4,841
Greater European Opportunities Fund	15,980	2,536	(356)	2,180
Herzfeld Fund	53,298	1,775	(1,382)	393
High Yield Fund	71,164	2,193	(1,911)	282
International Equity Fund	3,569	432	(80)	352
International Real Estate Securities Fund	28,916	5,937	(4,805)	1,132
International Small-Cap Fund	47,801	4,719	(2,464)	2,255
International Wealth Masters Fund	5,327	465	(547)	(82)
Low Duration Income Fund	363,019	1,506	(2,448)	(942)
Low Volatility Equity Fund	2,552	43	—	43
Low Volatility Equity Fund (Written Options)	(9)	6	—	6
Multi-Asset Trend Fund	111,026	4,947	(1,375)	3,572
Multi-Sector Intermediate Fund	304,753	6,420	(13,503)	(7,083)
Multi-Sector Short Term Bond Fund	6,994,263	97,550	(120,196)	(22,646)
Real Estate Securities Fund	755,319	334,881	(12,261)	322,620
Sector Trend Fund	336,143	18,132	(1,516)	16,616
Senior Floating Rate Fund	607,451	6,798	(7,716)	(918)
Tax Exempt Bond Fund	162,175	7,333	(2,415)	4,918
Wealth Masters Fund	76,692	11,231	(3,052)	8,179

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

NOTE 4—REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. The parties are briefing the plaintiff’s motion for class certification, and oral argument on class certification will be held on March 3, 2017. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016. The remaining defendants filed a motion to certify an interlocutory appeal of the

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2016 (UNAUDITED) (CONTINUED)

July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. The parties are briefing the plaintiffs’ motion for class certification, and oral argument on class certification will be held on March 3, 2017. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that the following subsequent events require recognition or disclosure in these Notes to Schedules of Investments.

On January 18, 2017, the Board of Trustees of Virtus Opportunities Trust voted to liquidate Virtus Emerging Markets Equity Income Fund and Virtus Essential Resources Fund (the “Funds”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Funds. Effective March 3, 2017, the Funds will be closed to new investors and additional investor deposits. On or about March 15, 2017 (the “Liquidation Date”), each of the Funds will be liquidated at its respective net asset value.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	2/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	2/28/2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	2/28/2017

* Print the name and title of each signing officer under his or her signature.